Schedule of Investments(a)
Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.66%
Aerospace & Defense-1.04%
Bombardier, Inc. (Canada), 7.45%, 05/01/2034(b)(c)	$3,004,000	$3,311,847
Air Freight & Logistics-0.59%
XPO CNW, Inc., 6.70%, 05/01/2034(c)	1,767,000	1,874,504
Automobile Components-3.25%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(c)(d)	5,865,000	6,018,966
United Rentals (North America), Inc., 3.88%, 11/15/2027(c)	4,417,000	4,377,320
		10,396,286
Automobiles-3.18%
Nissan Motor Co. Ltd. (Japan)
4.35%, 09/17/2027(b)	5,302,000	5,233,654
4.81%, 09/17/2030(b)	5,272,000	4,941,333
		10,174,987
Broadline Retail-5.19%
Kohl’s Corp.
5.13%, 05/01/2031(c)	2,503,000	2,144,820
5.55%, 07/17/2045	2,513,000	1,610,197
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	2,159,000	1,904,236
Nordstrom, Inc.
6.95%, 03/15/2028	1,767,000	1,809,555
4.38%, 04/01/2030	2,945,000	2,817,420
4.25%, 08/01/2031(c)	2,500,000	2,307,451
5.00%, 01/15/2044	5,687,000	4,008,874
		16,602,553
Capital Markets-6.46%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029(c)	5,742,000	5,708,316
FS KKR Capital Corp.
3.25%, 07/15/2027	2,284,000	2,227,619
3.13%, 10/12/2028	3,417,000	3,218,191
7.88%, 01/15/2029	1,829,000	1,883,341
6.88%, 08/15/2029(c)	2,741,000	2,752,776
6.13%, 01/15/2030(c)	3,189,000	3,123,032
6.13%, 01/15/2031(c)	1,829,000	1,772,542
		20,685,817
Chemicals-15.93%
Celanese US Holdings LLC
7.17%, 07/15/2027(c)	1,558,000	1,602,613
7.35%, 11/15/2028(c)	2,098,000	2,189,393
7.33%, 07/15/2029(c)	2,109,000	2,208,151
7.55%, 11/15/2030(c)	2,813,000	2,994,675
7.38%, 07/15/2032(c)	2,813,000	2,959,152
7.70%, 11/15/2033(c)	2,813,000	3,023,367
FMC Corp.
3.45%, 10/01/2029(c)	4,708,000	4,306,274
5.65%, 05/18/2033(c)	4,708,000	4,233,813
4.50%, 10/01/2049(c)	4,736,000	2,962,137
6.38%, 05/18/2053(c)	4,714,000	3,673,766
Huntsman International LLC
4.50%, 05/01/2029(c)	8,068,000	7,817,862
2.95%, 06/15/2031(c)	4,303,000	3,720,419
5.70%, 10/15/2034(c)	3,765,000	3,575,324
	Principal Amount	Value
Chemicals-(continued)
Methanex Corp. (Canada)
5.25%, 12/15/2029(c)	$4,122,900	$4,119,565
5.65%, 12/01/2044(c)	1,767,000	1,606,172
		50,992,683
Commercial Services & Supplies-3.81%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	11,779,000	12,176,883
Construction & Engineering-0.92%
Fluor Corp., 4.25%, 09/15/2028	2,980,000	2,930,638
Consumer Finance-0.89%
Navient Corp., 5.63%, 08/01/2033(c)	3,478,000	2,832,763
Containers & Packaging-0.81%
Sealed Air Corp., 6.88%, 07/15/2033(b)(c)	2,650,000	2,606,012
Diversified Telecommunication Services-3.95%
Telecom Italia Capital S.A. (Italy)
6.38%, 11/15/2033(c)	2,940,000	3,069,557
6.00%, 09/30/2034(c)	2,945,000	3,000,469
7.20%, 07/18/2036	2,945,000	3,212,515
7.72%, 06/04/2038(c)	2,945,000	3,346,598
		12,629,139
Electric Utilities-4.68%
PacifiCorp, 7.38%, 09/15/2055(d)	14,695,000	14,977,688
Electrical Equipment-1.53%
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/2027(b)	844,000	843,463
2.75%, 03/09/2028(b)(c)	1,274,000	1,211,789
2.45%, 09/15/2028(b)	740,000	689,716
7.05%, 09/15/2028(b)	1,482,000	1,523,228
5.55%, 09/13/2029(b)	635,000	624,511
		4,892,707
Electronic Equipment, Instruments & Components-0.41%
Crane NXT Co., 4.20%, 03/15/2048	2,061,000	1,316,979
Financial Services-2.81%
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	5,889,000	5,365,212
4.63%, 04/06/2031(b)	2,061,000	1,746,582
Vornado Realty L.P., 3.40%, 06/01/2031(c)	2,061,000	1,883,789
		8,995,583
Health Care Providers & Services-4.94%
Centene Corp.
4.25%, 12/15/2027(c)	1,375,000	1,371,445
2.45%, 07/15/2028	2,661,000	2,523,889
4.63%, 12/15/2029	4,049,000	3,945,842
3.38%, 02/15/2030(c)	2,311,000	2,148,775
3.00%, 10/15/2030	2,545,000	2,294,989
2.50%, 03/01/2031(c)	2,545,000	2,218,450
2.63%, 08/01/2031(c)	1,506,000	1,308,773
		15,812,163
Hotels, Restaurants & Leisure-0.66%
Yum! Brands, Inc., 6.88%, 11/15/2037	1,914,000	2,104,026
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Household Durables-4.67%
Whirlpool Corp.
4.75%, 02/26/2029(c)	$4,612,000	$4,361,298
2.40%, 05/15/2031	1,978,000	1,516,487
4.70%, 05/14/2032	1,956,000	1,615,831
5.50%, 03/01/2033	1,956,000	1,639,843
5.75%, 03/01/2034	1,977,000	1,638,811
4.50%, 06/01/2046(c)	3,298,000	2,102,746
4.60%, 05/15/2050(c)	3,260,000	2,063,588
		14,938,604
Independent Power and Renewable Electricity Producers-0.54%
TransAlta Corp. (Canada), 6.50%, 03/15/2040	1,767,000	1,739,654
Insurance-2.73%
Constellation Insurance, Inc., 6.80%, 01/24/2030(b)	1,909,000	1,912,538
Liberty Mutual Group, Inc., 7.80%, 03/07/2087(b)	2,572,000	2,879,636
MBIA, Inc., 5.70%, 12/01/2034(c)	1,831,000	1,786,955
Wilton RE Ltd., 6.00%(b)(d)(e)	2,229,000	2,166,499
		8,745,628
Interactive Media & Services-1.32%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	5,091,000	4,225,530
Media-6.84%
Paramount Global
3.38%, 02/15/2028(c)	771,000	747,435
3.70%, 06/01/2028	762,000	736,820
4.20%, 06/01/2029	771,000	735,635
7.88%, 07/30/2030	1,276,000	1,339,987
4.95%, 01/15/2031(c)	1,928,000	1,798,907
4.20%, 05/19/2032(c)	1,543,000	1,336,584
5.50%, 05/15/2033	657,000	588,815
6.88%, 04/30/2036(c)	1,666,000	1,541,792
5.90%, 10/15/2040	458,000	348,696
4.85%, 07/01/2042	771,000	521,227
4.38%, 03/15/2043	2,231,000	1,428,986
5.85%, 09/01/2043	1,928,000	1,422,078
5.25%, 04/01/2044	534,000	359,510
4.90%, 08/15/2044	848,000	555,282
4.60%, 01/15/2045	917,000	577,074
4.95%, 05/19/2050	1,543,000	991,087
SES Americom Inc. (Luxembourg), 5.30%, 03/25/2044(b)	8,899,000	6,868,991
		21,898,906
Metals & Mining-0.90%
Alcoa Nederland Holding B.V., 4.13%, 03/31/2029(b)	2,945,000	2,874,757
Office REITs-4.95%
Brandywine Operating Partnership L.P.
3.95%, 11/15/2027(c)	2,650,000	2,587,523
8.30%, 03/15/2028	2,061,000	2,145,952
4.55%, 10/01/2029(c)	2,061,000	1,934,573
Hudson Pacific Properties L.P.
3.95%, 11/01/2027	2,356,000	2,297,010
5.95%, 02/15/2028(c)	2,061,000	2,044,003
4.65%, 04/01/2029(c)	2,945,000	2,768,781
3.25%, 01/15/2030(c)	2,356,000	2,074,063
		15,851,905
	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.01%
Buckeye Partners L.P.
4.13%, 12/01/2027(c)	$2,356,000	$2,323,490
5.85%, 11/15/2043	2,356,000	2,159,796
5.60%, 10/15/2044	1,767,000	1,560,300
Murphy Oil Corp., 5.88%, 12/01/2042(c)	2,001,000	1,759,254
Rockies Express Pipeline LLC
4.95%, 07/15/2029(b)	3,239,000	3,210,938
4.80%, 05/15/2030(b)	2,061,000	2,020,354
6.88%, 04/15/2040(b)	2,945,000	3,013,003
		16,047,135
Pharmaceuticals-1.73%
Perrigo Finance Unlimited Co.
5.15%, 06/15/2030	4,417,000	4,237,259
4.90%, 12/15/2044	1,790,000	1,294,467
		5,531,726
Specialty Retail-2.60%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	2,061,000	1,974,733
5.95%, 03/09/2028	1,767,000	1,788,932
3.90%, 04/15/2030(c)	2,944,000	2,750,748
3.50%, 03/15/2032	2,061,000	1,808,734
		8,323,147
Textiles, Apparel & Luxury Goods-2.50%
VF Corp., 2.95%, 04/23/2030(c)	8,834,000	8,002,400
Wireless Telecommunication Services-3.82%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(d)	11,779,000	12,210,571
Total U.S. Dollar Denominated Bonds & Notes (Cost $319,365,480)		315,703,221
	Shares
Money Market Funds-0.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g) (Cost $1,729,079)	1,729,079	1,729,079
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $321,094,559)		317,432,300
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.04%
Invesco Private Government Fund, 3.58%(f)(g)(h)	27,625,122	27,625,122
Invesco Private Prime Fund, 3.75%(f)(g)(h)	71,702,346	71,716,686
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,338,879)		99,341,808
TOTAL INVESTMENTS IN SECURITIES-130.24% (Cost $420,433,438)		416,774,108
OTHER ASSETS LESS LIABILITIES-(30.24)%		(96,766,712)
NET ASSETS-100.00%		$320,007,396
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $65,220,946, which represented 20.38% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,611,269	$30,161,224	$(34,043,414)	$-	$-	$1,729,079	$56,277
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,830,272	109,120,434	(113,325,584)	-	-	27,625,122	831,704 *
Invesco Private Prime Fund	83,364,812	209,841,506	(221,482,978)	(1,167)	(5,487)	71,716,686	2,255,420 *
Total	$120,806,353	$349,123,164	$(368,851,976)	$(1,167)	$(5,487)	$101,070,887	$3,143,401

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.43%
California-98.03%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	$1,070	$1,102,798
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	815	870,090
Alameda County Fire Department, Series 2025, GO Bonds	5.25%	06/01/2055	500	537,449
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	340	356,862
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	945	898,698
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,150	1,200,849
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	40	38,823
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2050	380	385,959
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2052	135	137,475
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	50	46,725
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	1,350	1,449,628
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	850	899,248
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2042	130	154,638
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2043	750	890,299
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2044	750	883,433
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	165	179,151
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	625	675,160
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	255	284,502
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	75	82,850
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	10	10,956
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2047	10	10,815
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	1,005	921,948
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,625	3,617,485
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,570	2,464,442
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	655	610,781
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	1,455	1,062,123
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	5,410	3,605,803
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,830	1,911,937
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	615	652,323
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	795	756,700
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	350	367,831
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	360	303,825
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	1,400	1,477,968
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	365	378,724
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2053	35	35,985
Burbank Unified School District (Election of 2024), Series 2025, GO Bonds	5.00%	08/01/2054	225	237,733
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	340	319,361
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	405	429,954
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	25	18,346
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	260	259,993
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	270	269,993
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,020	1,019,950
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	470	467,578
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	165	164,138
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	890	885,333
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,325	1,328,189
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	1,265	1,031,296
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	195	192,314
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	901,872
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,120	1,121,522
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	460	452,820
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	1,555	1,577,013
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	485	439,748
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	430	430,578
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	50	43,466
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	705	731,730
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	20	19,586
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,233,050
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	515	406,659
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	$145	$131,217
California (State of), Series 2020, GO Bonds	2.25%	11/01/2043	60	44,749
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	920	915,169
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,600	1,305,901
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,254,751
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	580	577,584
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	40	26,955
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	420	328,438
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,485	1,943,258
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	1,585	1,546,165
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,435	1,118,467
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	290	282,785
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	15	16,549
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	580	440,483
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	347,722
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	425	451,738
California (State of), Series 2021, GO Bonds	2.38%	10/01/2046	35	24,764
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	625	508,016
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	380	398,212
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	635	431,863
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	320	252,483
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,100	2,279,249
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,925	1,957,191
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	735	793,135
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	1,250	1,325,122
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	810	837,794
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	710	742,129
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	875	926,139
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,545	1,664,035
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,630	1,596,251
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,820	1,399,896
California (State of), Series 2022, GO Bonds	4.25%	09/01/2052	930	931,269
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	1,180	1,235,048
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	965	978,636
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,555	1,586,737
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	990	1,072,724
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,730	1,755,994
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,450	1,578,933
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	195	200,490
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,675	1,827,538
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,665	1,791,528
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	950	1,037,599
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,395	1,360,340
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	830	889,243
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,965	3,163,937
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,320	1,379,530
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,850	2,028,173
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,400	3,438,798
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,150	2,355,167
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	160	176,187
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	410	457,012
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	805	878,582
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	305	332,879
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	390	386,116
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,450	2,615,217
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,500	1,468,672
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	390	416,341
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	965	930,869
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,830	1,927,473
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	380	407,390
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.50%	08/01/2054	$390	$425,637
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,420	1,563,659
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	385	387,247
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	545	597,125
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	540	604,568
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	515	579,085
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	565	628,482
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	525	586,379
California (State of), Series 2025, GO Bonds	5.00%	11/01/2043	5	5,543
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	2,380	2,621,461
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	20	22,111
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	395	430,967
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	20	19,953
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,600	2,786,088
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	1,070	1,146,028
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	3,700	3,900,706
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	790	864,329
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	305	334,848
California (State of), Series 2026, GO Bonds	5.00%	10/01/2042	400	452,830
California (State of), Series 2026, GO Bonds	5.00%	10/01/2043	400	449,622
California (State of), Series 2026, GO Bonds	5.00%	10/01/2044	600	667,167
California (State of), Series 2026, GO Bonds	5.00%	10/01/2045	310	342,170
California (State of), Series 2026, GO Bonds	5.00%	10/01/2046	160	175,068
California (State of), Series 2026, GO Bonds	5.00%	10/01/2048	550	595,286
California (State of), Series 2026, GO Bonds	4.13%	10/01/2051	350	347,042
California (State of), Series 2026, GO Bonds	5.25%	10/01/2051	2,700	2,958,419
California (State of), Series 2026, GO Bonds	5.00%	10/01/2056	2,335	2,467,760
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2047	1,400	1,528,282
California (State of), Subseries 2005 B-1, VRD GO Bonds, (LOC - Wells Fargo Bank, N.A.)(d)(e)	1.60%	05/01/2040	8,500	8,500,000
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	10	10,056
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2051	1,000	1,068,679
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2056	2,050	2,171,676
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,008,050
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	160	150,128
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2047	15	15,005
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	6,250	6,592,780
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,155	3,772,083
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	4,075	4,779,372
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	2,850	3,308,412
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	5,370	6,100,168
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,150	2,417,416
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	3,750	2,427,853
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	65	67,644
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	570	563,060
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	25	25,075
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,550	1,551,343
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,795	1,644,388
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	1,015	1,089,068
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	530	538,062
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	$1,380	$1,465,955
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	2,170	2,343,490
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	1,075	996,903
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,195	1,288,300
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	2,275	2,388,610
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,220	1,656,117
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	7,920	7,555,804
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	687,186
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	25	23,414
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	1,170	862,472
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	125	130,961
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,345	1,228,883
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,970	1,973,599
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,295	1,254,578
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	1,530	1,460,508
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	770	813,891
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	35	37,007
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	2,340	2,134,275
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,225	1,259,641
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	20	21,667
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	785	775,805
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	400	405,096
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	275	266,217
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	529,655
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	8,930	8,369,558
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,430	3,814,910
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	195	172,915
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,270	1,271,429
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	1,800	1,810,371
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,850	1,699,475
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	1,075	1,041,066
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	3.00%	06/01/2047	1,000	794,038
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	4.00%	06/01/2050	1,145	1,026,858
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,696
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	4,345	3,258,182
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	$1,805	$1,621,558
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	1,180	1,019,577
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	860	953,243
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	1,510	1,664,289
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	830	910,944
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	615	669,676
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	700	700,214
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,250	2,111,403
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	1,530	1,645,763
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	2,380	2,361,000
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,035	1,037,908
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,425	1,291,328
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	1,345	1,350,609
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	2,030	1,970,162
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.25%	12/01/2043	250	265,802
California (State of) Health Facilities Financing Authority(Providence Health), Series 2014 B, RB	4.25%	10/01/2044	25	23,813
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,945	1,906,546
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	974,610
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,030,364
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,235	1,287,885
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,460	1,500,402
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	370	380,968
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	35	35,954
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	175	178,781
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	1,460	1,484,681
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,055	1,065,918
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	1,095	1,101,034
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	525	518,519
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	405	393,504
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	65	59,968
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	675	714,842
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	55	57,333
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	1,625	1,223,240
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,475	1,367,411
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	128,358
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	855	880,535
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	$1,175	$1,197,975
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	650	659,726
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	555	585,594
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,470	1,479,645
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	655	692,617
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	15	17,011
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	380	385,497
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,019,453
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	260	239,614
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	15	14,021
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	1,700	1,410,704
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	275	213,802
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	1,500	1,310,356
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,380	1,334,841
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,200	1,205,874
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,475	1,476,584
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,100	1,106,665
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	130	113,943
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	1,000	953,558
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	680	512,086
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	410	299,222
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,200	1,202,240
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	883,157
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	200,087
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	700,555
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	630	631,314
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,080	1,045,460
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	499,953
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,017,004
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	2,375	2,393,674
California (State of) Municipal Finance Authority (Samuel Merritt University), Series 2022, RB	5.25%	06/01/2053	750	774,694
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.25%	09/01/2051	900	957,815
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2056	40	43,209
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2060	900	970,729
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	515	535,761
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	475	493,259
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	$1,000	$1,004,987
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,001,108
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,010	1,016,381
California (State of) Municipal Finance Authority (William Jessup University), Series 2026, RB	5.25%	09/01/2055	175	178,317
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(f)	5.00%	11/21/2045	1,000	1,018,440
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	999,920
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	610	647,413
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,920	1,792,150
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,335	1,253,062
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	625	634,203
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,325	1,299,489
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,220	1,284,285
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	485	535,233
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	785	862,344
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	975	1,062,182
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,055	1,140,094
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	4,100	4,322,178
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	520	543,615
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	1,910	1,873,807
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2042	35	39,739
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2043	990	1,098,176
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	75	82,433
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	2,615	2,767,304
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2043	500	557,690
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2044	225	248,540
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2045	5	5,471
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2046	445	481,417
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2047	435	466,717
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2050	1,500	1,592,117
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2045	60	65,361
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	410	355,257
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	1,780	1,268,943
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,450	1,385,939
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	716,812
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	1,000	1,015,575
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	300,513
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	973,598
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	335	212,788
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	258,002
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,700	1,588,261
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	600	610,621
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	1,635	1,575,572
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,940	1,811,657
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	$1,795	$1,584,682
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,045	1,045,170
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	850	732,162
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	275,178
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	1,110	1,162,245
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,505	1,586,833
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	160	145,584
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	875	877,461
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	15	15,326
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	1,140	1,156,991
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	155	155,520
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	600	618,462
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	501,466
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	385	384,990
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,820	1,822,372
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,365	1,350,582
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	760	760,617
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,685	1,710,190
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	1,615	1,631,226
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	15	15,592
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,030	1,053,961
California State University, Series 2019 A, RB	5.00%	11/01/2044	80	83,791
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,030,937
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,895	1,882,527
California State University, Series 2020 C, RB	3.00%	11/01/2051	2,455	1,843,757
California State University, Series 2023 A, RB	5.25%	11/01/2048	870	937,472
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,675	1,789,646
California State University, Series 2024 A, RB	5.50%	11/01/2045	350	395,761
California State University, Series 2024 A, RB	5.50%	11/01/2046	1,280	1,435,410
California State University, Series 2024 A, RB	4.00%	11/01/2049	755	724,906
California State University, Series 2024 A, RB	5.50%	11/01/2049	215	237,189
California State University, Series 2024 A, RB	4.00%	11/01/2055	745	694,881
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,925	3,198,597
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	720	819,056
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	685	773,405
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	1,650	1,851,610
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	925	1,028,781
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	950	1,045,902
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	635	692,705
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	2,965	3,228,299
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	1,885	1,909,413
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	1,480	1,596,841
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	60	47,898
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	483,185
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	220	209,890
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	95	80,462
Cerritos Community College District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2049	80	77,748
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Cerritos Community College District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2051	$380	$404,953
Cerritos Community College District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2056	770	814,318
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,345	1,312,977
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	1,250	1,348,126
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2043	350	395,928
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2044	250	280,354
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2045	120	133,123
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2046	100	109,767
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2047	405	440,653
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2048	200	216,574
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	395	437,317
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	580	580,342
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	95	95,856
Chaffey Joint Union High School District (Election of 2012), Series 2019 D, GO Bonds	4.00%	08/01/2049	1,015	979,125
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	1,350	1,283,854
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	535	564,498
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	415	392,333
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	1,305	1,291,311
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,500	1,230,566
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,405	1,444,216
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	670	630,343
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	1,125	1,174,726
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	100	100,008
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,365	1,452,304
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	85	88,559
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	2,235	2,146,080
Clovis Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	785,667
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	1,515	1,499,614
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2046	100	100,172
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	190	190,062
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,041,603
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	1,070	1,116,548
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	1,935	1,813,047
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,210	1,207,327
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	19,251
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,750	1,644,395
Corona-Norco Unified School District (Election of 2014), Series 2026 D, GO Bonds	5.00%	08/01/2049	350	371,903
Del Mar Union School District (Election of 2018), Series 2022 B, GO Bonds	4.00%	08/01/2046	705	708,125
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	925	875,852
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,330	1,259,334
Desert Community College District (Election of 2016), Series 2026, GO Bonds	5.00%	08/01/2051	1,000	1,065,063
Desert Sands Unified School District (Election Of 2024), Series 2025, GO Bonds	4.00%	08/01/2050	1,015	985,360
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	1,045	1,013,626
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,490	1,412,514
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.00%	08/01/2057	590	553,514
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2057	900	950,280
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,450	1,427,426
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	465	458,549
East Bay Municipal Utility District, Series 2017 A, RB	4.00%	06/01/2045	330	330,001
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	505	513,288
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	875	886,843
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	5	5,247
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,154
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,280	1,357,400
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,090	1,147,306
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,071,595
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	2,300	2,447,318
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2051	375	403,127
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2056	1,200	1,282,321
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	$20	$20,425
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	1,570	1,589,975
El Camino Community College District, Series 2020 C, GO Bonds	2.25%	08/01/2045	100	70,466
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	158,568
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	385	364,981
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	675	750,311
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	765	767,722
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2046	30	29,226
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	170	162,298
Elk Grove Unified School District (Election of 2024), Series 2026, GO Bonds	4.50%	08/01/2055	770	773,391
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	185	179,077
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,100	2,079,654
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	650	650,150
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2050	25	26,515
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	170	178,588
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,700	1,832,795
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,165	1,132,437
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	5,200	5,054,656
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,746	1,725,542
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,170	1,949,388
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,234,677
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	999,561
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	1,500	1,492,205
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	760	743,037
Fremont Union High School District, Series 2026, GO Bonds	4.13%	08/01/2050	350	346,675
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	190	189,802
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	1,110	1,066,731
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	360	338,058
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	230	213,874
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	400	379,399
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	100	105,419
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,565	1,458,483
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	400	414,290
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	1,450	1,501,802
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	330	344,139
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	400	312,545
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,285	2,174,869
Glendale Community College District, Series 2025 A, GO Bonds	4.13%	08/01/2050	945	914,301
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2055	30	31,621
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	40	39,998
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	720	569,069
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	700	720,288
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	675	658,929
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2026 D, GO Bonds	5.00%	08/01/2056	400	423,022
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	665	697,307
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,540	1,538,326
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	510	509,965
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	600	619,442
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,455	1,458,701
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	720	709,860
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	850	805,031
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	405	408,406
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	1,030	979,988
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,310	1,240,694
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	300	315,690
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	775	809,949
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,204,482
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	590	591,041
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	$370	$395,303
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	695	635,612
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	400	400,685
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	2,410	2,343,179
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	60	60,136
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	965	1,018,007
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	2,060	1,883,971
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,220	1,286,675
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	25	25,079
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	50	45,331
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	1,450	1,443,592
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	780	635,363
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	510	488,427
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	335	314,172
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	1,650	1,385,709
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	455	460,084
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	825	863,681
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	355	365,803
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	277,173
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,525	1,432,972
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	350	376,639
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	2,000	2,116,849
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	450	353,408
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	755	569,395
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	1,450	1,394,854
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	1,990	1,886,492
Long Beach Unified School District (Election of 2016), Series 2026 D, GO Bonds	4.00%	08/01/2052	340	323,341
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.38%	08/01/2053	340	340,201
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.50%	08/01/2055	500	504,026
Los Altos Elementary School District (Election of 2024), Series 2026 A, GO Bonds	5.00%	08/01/2055	400	421,335
Los Angeles (City of), CA, Series 2017 A, RB	4.00%	06/01/2042	185	185,148
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	1,045	1,066,320
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	2,000	2,180,599
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	2,200	2,334,121
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	785	871,704
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	70	77,086
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	85	96,110
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	45	50,515
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	1,035	1,098,388
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	1,500	1,608,389
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	370	412,908
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	835	846,442
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	805	851,079
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	485	462,071
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	125	140,662
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	140	154,155
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	705	768,750
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	370	376,467
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	500	523,777
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,491
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	350	340,542
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	1,015	1,131,367
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,315	2,466,360
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	1,305	1,422,715
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	$2,895	$3,117,849
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	685	711,007
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,005	1,024,710
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,780	1,875,701
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	980	1,018,312
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	770	749,193
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	1,190	1,240,717
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,995	2,008,762
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	510	512,074
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,070	1,077,989
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,595	1,604,646
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	650	654,933
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,295	1,222,406
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	1,080	1,093,737
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2047	10	10,075
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	1,625	1,641,941
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	2,065	2,115,053
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	695	704,442
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,200	1,229,086
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	689,238
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	470	479,339
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	10	10,120
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	605	624,717
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,095	1,110,533
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,325	1,360,510
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	1,705	1,729,186
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	615	643,389
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	55	55,904
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	905	932,593
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	745	757,251
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	1,205	1,266,874
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,585	1,630,625
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	550	565,832
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	790	807,500
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2049	80	81,668
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,225	1,246,053
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,140	1,192,623
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	760	788,281
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	2,950	3,005,631
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	230	234,337
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	330	350,444
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	380	402,482
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	2,040	2,104,470
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,065	1,098,735
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	1,021,301
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	1,125	1,189,555
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	455	479,936
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,080	1,111,725
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	1,530	1,435,605
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	665	705,856
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	560	597,151
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	680	719,020
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	1,200	1,274,343
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	580	614,315
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	$1,685	$1,777,346
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,595	1,645,524
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,235	1,261,306
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	665	685,327
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,283,986
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	30	31,118
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	905	973,672
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	615	658,564
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	945	1,008,912
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	935	965,382
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	767,608
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	690	731,708
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	1,015	1,079,780
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	60	64,831
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	700	752,607
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	380	407,263
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	945	1,002,122
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	574,654
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	515	531,679
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	895	962,823
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	655	691,541
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	1,465	1,524,184
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	420	432,560
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	513,562
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	100	104,360
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,554,482
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,205	1,235,756
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	1,670	1,722,475
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2045	5	5,409
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2053	1,000	1,031,134
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	515	560,124
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	60	63,689
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	1,070	1,110,236
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	320	329,550
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	850	872,422
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2042	875	955,172
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2044	1,000	1,074,305
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	10	10,560
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2043	250	271,857
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2044	250	268,388
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2046	500	527,218
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2048	500	520,878
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2050	500	517,179
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2053	500	525,450
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2056	500	523,571
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2041	700	765,747
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	700	761,333
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2043	700	758,533
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2044	590	631,521
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2045	1,200	1,273,782
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2046	700	736,477
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2047	700	731,138
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2052	575	592,160
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.25%	07/01/2056	450	470,322
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,355	1,380,954
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	425	433,446
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,175	1,197,507
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	$2,020	$2,102,393
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	1,190	1,190,098
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	950	952,136
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	325	340,872
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,133,300
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	355	398,804
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	1,190	1,262,639
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	750	824,677
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	565	530,262
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	680	725,235
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	395	429,122
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	20	22,861
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2043	110	123,545
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	45	50,126
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	245	270,130
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	1,000	1,090,743
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	1,015	1,097,060
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,585	1,712,582
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	1,090	1,168,528
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	1,530	1,673,521
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	1,650	1,650,163
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	815	859,620
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	1,295	967,954
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	600	594,164
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	780	780,385
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	250,445
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	1,100	998,336
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	1,015	1,086,017
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	865	914,882
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	520	548,294
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	760	788,030
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	410	417,619
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	2,085	1,986,903
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,095	1,100,498
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,110	924,767
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,575	5,602,992
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	280	277,305
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2042	500	563,752
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2047	500	540,284
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2048	770	827,007
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	4.25%	07/01/2050	800	793,646
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2050	950	1,013,044
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	50	56,153
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	365	376,581
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	2,265	2,333,679
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	90	98,597
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	1,925	2,055,107
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,525	1,637,965
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	515	571,882
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	170	190,773
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	485	532,478
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	3,605	3,887,524
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	550	613,829
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	1,550	1,718,917
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	175	192,470
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	$1,650	$1,800,241
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,635	1,568,056
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,470	1,590,041
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	82,787
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	1,445	1,403,885
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	355	355,133
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	1,150	1,224,939
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	630	685,207
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	605	592,545
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	1,005	1,020,683
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,325	2,197,593
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	800	833,819
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	805	828,535
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,200	1,272,714
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	810	840,873
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	1,100	1,166,051
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	850	889,727
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	1,105	1,176,017
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	255	240,589
Miracosta Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	15	15,035
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	1,040	987,478
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	235	255,406
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	695	751,386
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	375	387,651
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	845	828,032
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	400	384,073
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)(g)	5.25%	05/01/2051	400	431,413
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)(g)	5.25%	05/01/2056	500	533,564
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	520	395,683
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	620	604,392
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	630	663,338
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	1,735	1,712,922
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	80	75,332
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	100	92,375
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2051	400	429,109
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2056	500	529,878
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	225	229,536
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	405	407,365
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,600	2,504,386
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	735	772,581
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	970,405
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,160	1,248,129
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,345	1,345,561
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	1,880	1,934,527
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.25%	05/01/2050	2,400	2,545,433
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.50%	05/01/2055	2,515	2,700,000
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	2,210	2,209,971
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	390	371,235
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds(b)(c)	4.00%	08/01/2026	1,000	1,002,248
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,200	1,261,799
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	445	448,387
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	615	605,461
North Orange (County of), CA Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	50,123
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	100	75,417
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	510	531,664
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	1,000	970,405
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	223,779
Oakland (City of), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	570	609,852
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oakland Unified School District (Election of 2012), Series 2019 A, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2040	$65	$58,083
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	1,000	1,064,568
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	2,065	2,012,978
Ohlone Community College District, Series 2016 C, GO Bonds(b)(c)	4.00%	08/01/2026	210	210,472
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	490,190
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	675	643,280
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	515	544,984
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	350	349,406
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	385	411,824
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	1,375	1,426,903
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	500,356
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	395	399,527
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	1,800	1,749,737
Palm Springs Unified School District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	2,550	2,504,203
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,600	1,499,108
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	45	44,528
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	1,545	1,572,388
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	4.00%	08/01/2046	100	98,088
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	1,415	1,486,108
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	580	550,709
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2050	500	544,613
Pasedena (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2054	65	68,654
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,048,140
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	455	471,075
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,440	1,533,932
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	950	1,003,345
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	675	677,059
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	805	774,015
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	65	53,217
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	485	454,006
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	20	19,693
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	1,020	1,024,976
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	500	525,258
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	320	334,314
Redondo Beach Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2055	40	40,489
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	35	36,685
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	810	868,395
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	810	697,482
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,095,546
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	945	1,018,291
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	2,460	2,464,534
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	6,740	7,102,718
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	6,420	5,962,255
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,127,569
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,000	1,061,614
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	1,210	1,213,089
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	660	707,034
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	1,115	1,169,493
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	560	598,631
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.25%	09/01/2047	110	107,060
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,500	1,587,802
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,825	1,795,256
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,015	1,529,308
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	250	239,693
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	550	525,878
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	750	705,547
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	585	585,057
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	660	677,572
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	845	858,819
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	$340	$255,344
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	2,000	2,006,084
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	1,650	1,647,929
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	1,455	1,509,976
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	655	696,065
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	800	840,550
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	800	852,312
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,235	1,300,570
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	1,475	1,389,748
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	755	791,771
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	740	770,947
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	880	924,502
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,042,317
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	1,140	1,195,521
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	1,795	1,868,587
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.50%	08/01/2054	830	898,230
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,005	971,748
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	710	747,534
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	260	279,817
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,900	1,981,042
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,120	1,189,018
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	145	153,989
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	855	889,426
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	240	222,432
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,190	1,191,033
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	920	903,176
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	720	613,466
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,140	1,115,654
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,055	1,032,470
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	1,000	1,047,122
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	510	538,813
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	700	731,525
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	406,980
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	70	72,469
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	580	598,644
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	670	671,781
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	3.00%	08/01/2049	545	420,324
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	500	526,794
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	635	661,716
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	245	263,600
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	360	348,626
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	650	619,133
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	85	90,320
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,025	1,076,591
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2051	500	532,925
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	1,250	1,322,720
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	1,425	1,508,756
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	150	158,339
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2051	475	508,481
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2056	750	793,097
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	$825	$860,094
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	1,055	1,010,052
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	350	369,714
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,090	1,154,061
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,043,907
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	1,020	1,089,158
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	110	111,892
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,010,888
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,079,506
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,025,471
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	40	39,561
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	695	733,516
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,245	1,171,738
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	980	1,015,105
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,345	2,161,887
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	550	566,768
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	60	64,983
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	500	535,767
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	770	815,529
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2052	45	46,794
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	335	378,658
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	565	634,827
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	10	11,138
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	680	749,322
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,930	2,842,496
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	4,615	4,867,988
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	160	134,774
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	1,000	1,002,126
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	455	309,210
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,560	1,183,377
San Diego Unified School District, Series 2021 L-2, GO Bonds	2.25%	07/01/2045	45	32,063
San Diego Unified School District (Election of 20012) (Green Bonds), Series 2017, GO Bonds	3.13%	07/01/2040	90	84,023
San Diego Unified School District (Election of 2008) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	40	42,421
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,050	927,180
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,650	3,573,408
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	80	81,126
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	1,100	1,065,952
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	1,195	1,151,410
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	95	113,612
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,480	1,467,759
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	370	305,867
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,175	1,132,139
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	1,660	1,755,481
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	260	255,804
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	375	410,314
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	2,015	2,136,971
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	2,800	2,650,370
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,050	2,887,010
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	530	556,155
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,525	1,439,493
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	60	60,167
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,670	1,778,292
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2046	890	971,334
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	940	1,016,172
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	$2,860	$3,055,020
San Diego Unified School District (Green Bonds), Series 2022, GO Bonds	4.25%	07/01/2047	100	100,529
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	13,003
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	95	89,945
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	1,715	1,777,618
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	1,080	1,172,673
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB(b)(c)	5.00%	06/02/2026	2,225	2,225,125
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,980	3,009,404
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,653,460
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,070	1,092,845
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	960	982,676
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	545	584,113
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	30	31,703
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,050,819
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB	5.00%	05/01/2045	25	27,213
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB(g)	5.00%	05/01/2046	1,200	1,303,476
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB(g)	5.25%	05/01/2046	850	941,331
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB(g)	5.00%	05/01/2051	125	132,525
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB(g)	5.00%	05/01/2056	100	105,230
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	1,420	1,400,248
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	680	708,469
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,065	1,119,929
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,480	1,476,709
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	45	46,277
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,005	1,038,990
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	45	48,426
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	965	1,032,928
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	175	186,256
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	205	202,091
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	1,050	1,027,268
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	100	97,173
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	970	935,818
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	465	445,026
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	90	92,566
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	985	1,046,221
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	4,290	4,511,263
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	600	458,422
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	720	693,528
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,195	1,285,298
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	$1,220	$1,299,753
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	505,819
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	2,505	2,695,578
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	1,130	1,200,660
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	4,150	4,379,353
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	40	38,529
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	975	946,346
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	990	916,360
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	5	5,132
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	50	42,185
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	975	987,954
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 D, GO Bonds	4.00%	08/01/2042	340	340,149
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,750	2,077,655
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	360	329,803
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	900,904
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,180	1,153,530
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	4,270	4,227,228
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,240	1,321,703
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2043	15	16,866
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2044	25	27,803
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2045	55	60,562
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	295	225,816
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	500	500,196
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	605	599,448
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	2,830	2,802,460
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	2,230	2,390,952
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	3,050	2,745,974
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	400	400,195
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	350	354,179
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	680	685,134
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	280	290,168
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	430	458,279
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	565	594,735
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	520	522,906
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	1,715	1,717,456
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	225	223,437
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	1,750	1,693,168
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,067,135
San Leandro Unified School District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2052	500	528,044
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	610	572,703
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	225	210,625
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	1,300	1,293,935
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	750	810,957
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,750	1,876,083
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	$890	$887,091
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	1,075	1,123,847
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	515	531,740
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	300	240,814
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	720	682,597
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	2,700	2,793,706
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	718,020
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	674,299
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	415	410,483
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	50	48,490
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	1,100	1,155,523
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	672,370
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	192,917
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	160	161,388
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,100	1,058,818
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	350	331,260
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	1,560	1,553,994
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	1,100	893,877
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	380	299,710
Santa Clara (County of), CA Financing Authority, Series 2026 A, Ref. RB	4.13%	11/01/2055	550	524,106
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	430	413,385
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,205	1,071,554
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	225	218,807
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	85	82,357
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	670	511,970
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	350	370,946
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	345	327,232
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	325	324,163
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	35	36,160
Santa Monica-Malibu Unified School District, Series 2019, GO Bonds	3.00%	08/01/2049	5	3,814
Santa Monica-Malibu Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	1,340	1,399,749
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	650	686,260
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	535	559,621
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	500	539,425
Santa Rosa High School District, Series 2025 B, GO Bonds	4.75%	08/01/2054	695	707,320
Santa Rosa High School District (Election of 2014), Series 2018 C, GO Bonds(b)(c)	5.00%	08/01/2026	1,270	1,275,159
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	75	78,155
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	130	123,360
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	980,881
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	530	519,867
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	640	614,339
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	535	525,117
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,905	1,966,901
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	2,545	2,653,762
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	365	390,632
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	1,125	1,164,206
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,052,338
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	1,610	1,648,951
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	1,000	1,068,985
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2044	850	921,758
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2045	$850	$913,428
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2046	400	425,718
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2047	150	157,508
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2050	1,500	1,554,895
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.25%	07/01/2053	1,500	1,585,703
Southern California Water Replenishment District, Series 2015, Ref. RB	4.00%	08/01/2045	410	401,424
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	225	222,214
Southwestern Community College District, Series 2025 A, GO Bonds	5.25%	08/01/2051	25	26,902
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,050	2,001,191
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,350	1,441,987
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	1,505	1,594,878
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	585	617,955
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	1,435	1,427,592
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	425	409,583
Sunnyvale School District, Series 2015, Ref. GO Bonds(b)(c)	4.00%	07/07/2026	265	265,371
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	530	558,670
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,410	1,403,713
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2047	150	139,775
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	215	223,018
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	680	687,296
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	890	894,228
University of California, Series 2016 K, RB	4.00%	05/15/2046	510	495,601
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,035	1,055,016
University of California, Series 2017 AV, RB	4.00%	05/15/2045	100	98,962
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	2,380	2,459,286
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	245	236,332
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,540	1,575,088
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,022,047
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,460	1,505,189
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	105	110,779
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	60	63,098
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,095	2,056,990
University of California, Series 2020 BE, Ref. RB	2.50%	05/15/2050	2,565	1,775,213
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	1,765	1,688,032
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,675	1,654,450
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	815	775,503
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,240	4,420,658
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,120	1,228,057
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	165	180,187
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	955	1,037,365
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,108,570
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	925	1,020,781
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	550	603,342
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,500	1,634,899
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	580	642,971
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	605	667,646
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,150	1,253,423
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,100	1,192,306
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,895	1,991,687
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	1,410	1,546,750
University of California, Series 2025 CC, RB	5.00%	05/15/2041	305	341,678
University of California, Series 2025 CC, RB	5.00%	05/15/2042	350	390,130
University of California, Series 2025 CC, RB	5.00%	05/15/2043	1,100	1,218,085
University of California, Series 2025 CC, RB	5.00%	05/15/2044	55	60,473
University of California, Series 2025 CC, RB	5.00%	05/15/2045	695	759,501
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 CC, RB	5.00%	05/15/2046	$45	$48,815
University of California, Series 2025 CC, RB	5.00%	05/15/2047	370	398,188
University of California, Series 2025 CC, RB	5.00%	05/15/2053	3,860	4,080,437
University of California, Series 2025 CC, RB	4.00%	05/15/2055	695	649,696
University of California, Series 2025 CC, RB	5.25%	05/15/2055	1,000	1,075,342
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2042	500	562,695
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2043	530	592,197
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2042	550	618,965
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2043	700	782,147
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2044	160	177,396
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2045	70	77,096
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,340	2,378,906
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	850	817,260
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	220	222,698
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	10	10,085
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	855	883,155
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	805	774,292
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	2,180	2,228,844
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	2,565	2,607,684
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	440	451,831
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,130	2,237,512
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,140	1,605,294
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,020	956,426
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	885	818,228
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	600	601,874
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	250	237,231
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,065	1,045,486
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	490	461,590
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	4.25%	08/01/2051	140	138,306
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	900	957,321
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	1,385	1,322,249
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,690	1,791,142
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	340	317,962
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	20,007
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	499,781
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	620	667,852
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	295	283,004
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	510	472,584
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	655	692,337
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	745	699,639
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	565	589,207
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	200	198,381
				1,106,836,434
Guam-0.40%
Guam (Territory of), Series 2021 F, Ref. RB	4.00%	01/01/2042	1,570	1,522,299
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	1,060	1,060,330
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	50,818
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.25%	07/01/2050	810	833,764
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.50%	07/01/2055	1,020	1,062,754
				4,529,965
TOTAL INVESTMENTS IN SECURITIES(h)-98.43% (Cost $1,106,477,419)				1,111,366,399
OTHER ASSETS LESS LIABILITIES-1.57%				17,688,683
NET ASSETS-100.00%				$1,129,055,082

See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NCCD	-National Campus and Community Development
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(g)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2026
(Unaudited)

	Shares	Value
Closed-End Funds-99.48%
Bonds-28.57%
BlackRock Core Bond Trust	684,967	$6,205,801
BlackRock Credit Allocation Income Trust	1,124,542	11,492,819
BlackRock Limited Duration Income Trust	328,737	4,132,224
BlackRock Multi-Sector Income Trust(a)	550,096	6,936,711
BlackRock Taxable Municipal Bond Trust	724,453	11,620,226
Blackstone Long-Short Credit Income Fund	175,285	1,912,359
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	346,223	7,187,590
Cohen & Steers Select Preferred and Income Fund, Inc.	143,763	2,840,757
DoubleLine Income Solutions Fund	1,088,854	12,042,725
DoubleLine Opportunistic Credit Fund(a)	159,689	2,301,119
Eaton Vance Limited Duration Income Fund(a)	1,385,478	12,995,784
Eaton Vance Short Duration Diversified Income Fund(a)	128,123	1,397,822
First Trust Intermediate Duration Preferred & Income Fund(a)	586,407	10,737,112
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	244,693	5,060,251
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	580,102	9,333,841
Flaherty & Crumrine Total Return Fund, Inc.(a)	125,854	2,134,484
Franklin Limited Duration Income Trust(a)	484,578	2,849,319
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	192,634	2,719,992
Invesco Bond Fund(b)	134,404	2,020,092
Invesco Senior Income Trust(b)	2,039,926	6,242,174
John Hancock Preferred Income Fund(a)	183,385	2,977,255
John Hancock Preferred Income Fund II(a)	149,747	2,422,906
John Hancock Preferred Income Fund III(a)	216,831	3,178,742
John Hancock Premium Dividend Fund	654,670	8,432,150
MFS Charter Income Trust	493,780	2,947,867
MFS Intermediate Income Trust	1,095,209	2,694,214
MFS Multimarket Income Trust	653,353	2,966,223
Nuveen Credit Strategies Income Fund	1,965,388	9,492,824
Nuveen Floating Rate Income Fund	2,166,218	16,528,243
Nuveen Global High Income Fund(a)	337,124	4,325,301
Nuveen Preferred & Income Opportunities Fund(a)	2,573,212	20,482,768
Nuveen Taxable Municipal Income Fund(a)	272,218	4,320,100
PIMCO Dynamic Income Opportunities Fund	991,935	13,043,945
PIMCO Income Strategy Fund	334,329	2,631,169
PIMCO Income Strategy Fund II	698,349	4,874,476
Putnam Premier Income Trust	904,747	3,157,567
Saba Capital Income & Opportunities Fund II	418,414	3,602,545
Western Asset Inflation-Linked Opportunities & Income Fund	819,291	6,972,166
		237,213,663
Bonds/High Yield-17.77%
Aberdeen Asia-Pacific Income Fund, Inc.	390,973	5,809,859
AllianceBernstein Global High Income Fund, Inc.	1,042,265	10,756,175
Allspring Income Opportunities Fund(a)	706,804	4,650,770
Allspring Multi-Sector Income Fund(a)	335,687	3,081,607
Barings Global Short Duration High Yield Fund	192,520	2,729,934
BlackRock Corporate High Yield Fund, Inc.	2,310,519	19,916,674
BlackRock Debt Strategies Fund, Inc.(a)	445,763	4,372,935
	Shares	Value
Bonds/High Yield-(continued)
BlackRock Floating Rate Income Strategies Fund, Inc.	339,065	$3,777,184
BlackRock Floating Rate Income Trust(a)	280,781	3,043,666
BNY Mellon High Yield Strategies Fund	976,124	2,401,265
Credit Suisse Asset Management Income Fund, Inc.	462,560	1,179,528
Credit Suisse High Yield Bond Fund	1,203,192	2,117,618
Eaton Vance Floating-Rate Income Trust	351,390	3,819,609
Eaton Vance Senior Floating-Rate Trust	396,364	4,165,786
First Trust Senior Floating Rate Income Fund II	210,705	2,035,410
High Income Securities Fund	278,287	1,561,190
Highland Opportunities and Income Fund	1,421,078	9,208,585
Morgan Stanley Emerging Markets Debt Fund, Inc.	192,895	1,415,849
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	619,098	3,411,230
Neuberger Berman High Yield Strategies Fund, Inc.	228,741	1,463,942
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	627,886	19,935,381
PGIM Global High Yield Fund, Inc.	398,092	4,808,951
PGIM High Yield Bond Fund, Inc.(a)	241,647	3,163,159
PGIM Short Duration High Yield Opportunities Fund	293,878	4,728,497
PIMCO High Income Fund	1,259,495	5,743,297
Templeton Emerging Markets Income Fund	458,871	2,955,129
Western Asset Emerging Markets Debt Fund, Inc.	560,156	5,982,466
Western Asset Global High Income Fund, Inc.	289,721	1,738,326
Western Asset High Income Fund II, Inc.(a)	849,285	3,422,619
Western Asset High Income Opportunity Fund, Inc.(a)	1,129,973	4,124,402
		147,521,043
Domestic Equity-5.47%
Guggenheim Strategic Opportunities Fund	1,470,489	16,469,477
John Hancock Tax-Advantaged Dividend Income Fund	423,759	10,865,181
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,212,867	18,047,461
		45,382,119
Equities-5.98%
BlackRock Capital Allocation Term Trust(a)	925,385	14,732,129
BlackRock Health Sciences Term Trust	925,369	13,593,671
BlackRock Technology and Private Equity Term Trust(a)	1,793,657	16,465,771
BlackRock Utilities, Infrastructure & Power Opportunities Trust(c)	174,355	4,857,530
		49,649,101
Fixed Income-9.47%
BlackRock ESG Capital Allocation Term Trust(a)	960,041	15,005,441
BlackRock Income Trust, Inc.	304,024	3,207,453
BlackRock Science & Technology Term Trust(a)	933,301	28,372,351
Nuveen Variable Rate Preferred & Income Fund	222,140	4,233,988
PIMCO Corporate & Income Opportunity Fund	1,388,928	16,500,465
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Fixed Income-(continued)
PIMCO Corporate & Income Strategy Fund	492,782	$5,824,683
Saba Capital Income & Opportunities Fund(a)	799,806	5,470,673
		78,615,054
Foreign Equity-0.63%
Allspring Global Dividend Opportunity Fund	563,862	3,744,043
Voya Emerging Markets High Dividend Equity Fund(a)	202,903	1,533,947
		5,277,990
Option Income-31.59%
BlackRock Energy and Resources Trust	311,425	4,827,087
BlackRock Enhanced Equity Dividend Trust(a)	1,706,798	15,804,949
BlackRock Enhanced Global Dividend Trust	745,256	9,002,692
BlackRock Enhanced International Dividend Trust	1,113,840	6,426,857
BlackRock Enhanced Large Cap Core Fund, Inc.(a)	309,357	8,064,937
BlackRock Health Sciences Trust(a)	118,899	4,783,307
BlackRock Resources & Commodities Strategy Trust	759,164	9,163,109
BlackRock Science & Technology Trust	335,597	16,622,119
Columbia Seligman Premium Technology Growth Fund, Inc.	163,302	9,105,720
Eaton Vance Enhanced Equity Income Fund	338,479	6,796,658
Eaton Vance Enhanced Equity Income Fund II	645,630	14,830,121
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	892,096	7,609,579
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	349,213	5,447,723
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,398,124	20,832,048
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,525,514	22,867,455
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,472,652	14,078,553
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,666,194	35,048,815
First Trust Enhanced Equity Income Fund	265,705	6,145,757
	Shares	Value
Option Income-(continued)
Nuveen S&P 500 Dynamic Overwrite Fund(a)	1,836,056	$33,838,512
Voya Global Advantage and Premium Opportunity Fund(a)	180,487	1,785,016
Voya Global Equity Dividend and Premium Opportunity Fund(a)	900,142	5,697,899
Voya Infrastructure Industrials and Materials Fund(a)	144,151	2,022,439
XAI Madison Equity Premium Income Fund	252,487	1,479,574
		262,280,926
Total Closed-End Funds (Cost $742,612,123)		825,939,896
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(b)(d) (Cost $4,017,203)	4,017,203	4,017,203
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $746,629,326)		829,957,099
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.84%
Invesco Private Government Fund, 3.58%(b)(d)(e)	6,522,083	6,522,083
Invesco Private Prime Fund, 3.75%(b)(d)(e)	17,040,187	17,043,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,565,322)		23,565,678
TOTAL INVESTMENTS IN SECURITIES-102.80% (Cost $770,194,648)		853,522,777
OTHER ASSETS LESS LIABILITIES-(2.80)%		(23,287,835)
NET ASSETS-100.00%		$830,234,942

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2026.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Bond Fund	$2,174,479	$227,713	$(319,353)	$(51,528)	$(11,219)	$2,020,092	$86,351
Invesco Senior Income Trust	5,509,730	2,404,045	(708,173)	(934,720)	(28,708)	6,242,174	538,706
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,512,369	28,928,766	(28,423,932)	-	-	4,017,203	26,744
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,694,262	$97,951,980	$(98,124,159)	$-	$-	$6,522,083	$290,998 *
Invesco Private Prime Fund	17,317,989	237,589,321	(237,859,486)	268	(4,497)	17,043,595	787,549 *
Total	$35,208,829	$367,101,825	$(365,435,103)	$(985,980)	$(44,424)	$35,845,147	$1,730,348

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-98.82%
U.S. Treasury Bonds-78.76%
6.63%, 02/15/2027	$39,173,200	$39,924,229
5.25%, 02/15/2029	38,479,500	39,769,164
5.38%, 02/15/2031	37,429,000	39,443,733
4.50%, 02/15/2036	38,759,600	39,207,758
4.75%, 02/15/2037	37,989,400	39,025,205
4.38%, 02/15/2038	39,567,600	39,181,971
3.50%, 02/15/2039	43,481,300	38,961,623
4.63%, 02/15/2040	39,382,000	39,042,023
4.75%, 02/15/2041	39,068,600	38,958,720
3.13%, 02/15/2042	47,946,500	38,799,207
3.13%, 02/15/2043	48,901,400	38,901,446
3.63%, 02/15/2044	45,901,800	38,709,920
2.50%, 02/15/2045	55,669,400	38,757,645
2.50%, 02/15/2046	56,411,200	38,630,654
3.00%, 02/15/2047	52,200,300	38,610,890
3.00%, 02/15/2048	52,949,400	38,727,522
3.00%, 02/15/2049	53,309,200	38,592,945
2.00%, 02/15/2050	66,922,700	38,638,710
1.88%, 02/15/2051	69,918,400	38,474,238
2.25%, 02/15/2052	64,533,100	38,495,507
3.63%, 02/15/2053	48,691,800	38,630,096
4.25%, 02/15/2054	43,501,500	38,532,813
4.63%, 02/15/2055	41,000,500	38,673,401
4.75%, 02/15/2056	39,940,800	38,505,427
		933,194,847
	Principal Amount	Value
U.S. Treasury Notes-20.06%
2.75%, 02/15/2028	$41,016,200	$40,179,854
1.50%, 02/15/2030	43,733,100	39,884,246
1.88%, 02/15/2032	44,943,200	39,666,763
3.50%, 02/15/2033	41,212,200	39,373,749
4.00%, 02/15/2034	40,070,400	39,215,774
4.63%, 02/15/2035	38,654,200	39,321,589
		237,641,975
Total U.S. Treasury Securities (Cost $1,286,847,699)		1,170,836,822
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(a)(b) (Cost $109,183)	109,183	109,183
TOTAL INVESTMENTS IN SECURITIES-98.83% (Cost $1,286,956,882)		1,170,946,005
OTHER ASSETS LESS LIABILITIES-1.17%		13,871,852
NET ASSETS-100.00%		$1,184,817,857

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,463,235	$85,923,437	$(105,277,489)	$-	$-	$109,183	$84,543
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,353,777	(13,353,777)	-	-	-	3,095 *
Invesco Private Prime Fund	-	33,334,258	(33,332,075)	-	(2,183)	-	7,980 *
Total	$19,463,235	$132,611,472	$(151,963,341)	$-	$(2,183)	$109,183	$95,618

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Floating Rate Municipal Income ETF (PVI)
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.54%
Alaska-0.84%
Alaska Housing Finance Corp., Series 2001 B,VRD RB(a)	1.52%	12/01/2030	$250	$250,000
Arizona-1.12%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	2.10%	01/01/2046	115	115,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	02/01/2048	120	120,000
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2024 C, VRD RB, (LOC - Royal Bank of Canada)(a)(b)	2.05%	12/01/2054	100	100,000
				335,000
California-2.50%
Bay Area Toll Authority, Series 2023 B, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.40%	04/01/2055	160	160,000
California (State of), Series 2003 A-1, VRD GO Bonds, (LOC - Barclays Bank PLC)(a)(b)	1.40%	05/01/2033	285	285,000
Modesto (City of), CA, Series 2008 A, Ref. VRD COP, (INS - AGI)(a)(c)	1.35%	10/01/2036	100	100,000
Orange (County of), CA Water District, Series 2003 A, VRD COP, (LOC - Citibank, N.A.)(a)(b)	1.60%	08/01/2042	100	100,000
San Mateo (County of), CA Transportation Authority, Series 2020 B, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.45%	06/01/2049	100	100,000
				745,000
Colorado-1.01%
Colorado (State of) Health Facilities Authority (Children’s Hospital), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	12/01/2052	100	100,000
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 E, VRD RB(a)	2.10%	05/15/2064	100	100,000
University of Colorado Hospital Authority, Series 2018, Ref. VRD RB(a)	2.10%	11/15/2039	100	100,000
				300,000
Connecticut-2.69%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Health Care), Series 2026 C, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.50%	07/01/2056	100	100,000
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	1.45%	11/15/2050	700	700,000
				800,000
District of Columbia-1.85%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.13%	08/15/2038	400	400,000
Metropolitan Washington Airports Authority, Subseries 2009 D-1, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.57%	10/01/2039	150	150,000
				550,000
Florida-9.74%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	09/01/2035	700	700,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.43%	06/01/2048	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	2.18%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(a)(c)	2.35%	10/01/2038	500	500,000
				2,900,000
Georgia-1.01%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 D, VRD RB(a)	1.61%	07/01/2042	100	100,000
Georgia (State of) Municipal Electric Authority, Series 2008 B, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.70%	01/01/2048	100	100,000
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	2.05%	04/01/2047	100	100,000
				300,000
Idaho-0.50%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(a)(b)	1.85%	03/01/2048	150	150,000
Illinois-4.08%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium), Series 1997, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.70%	04/01/2031	100	100,000
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB(a)	2.30%	11/01/2038	670	670,000
Illinois (State of) Finance Authority (Little Co Mary Hospital), Series 2008 A, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.57%	08/15/2035	145	145,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (The University of Chicago), Series 2006, VRD RB, (LOC - BMO Harris Bank, N.A.)(a)(b)	1.54%	01/01/2036	$150	$150,000
Illinois (State of) Finance Authority (The University of Chicago), Series 2010, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	08/01/2044	150	150,000
				1,215,000
Indiana-0.34%
Indiana (State of) Municipal Power Agency, Series 2019 B, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	2.10%	01/01/2042	100	100,000
Iowa-1.34%
Iowa (State of) Finance Authority, Series 2017, VRD RB, (CEP - GNMA)(a)	1.55%	01/01/2047	100	100,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	07/01/2041	200	200,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.00%	02/15/2041	100	100,000
				400,000
Kentucky-1.01%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2013, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.70%	10/01/2043	300	300,000
Louisiana-2.01%
Louisiana (State of) Gasoline & Fuels, Series 2023 A-1, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	05/01/2043	225	225,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.35%	09/01/2033	105	105,000
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2017, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.59%	09/01/2057	170	170,000
Louisiana Housing Corp., Series 2007, VRD RB, (LOC - Fannie Mae)(a)(b)	1.50%	09/15/2040	100	100,000
				600,000
Maryland-1.68%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program), Series 1985 B, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	04/01/2035	250	250,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Issue), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	2.05%	07/01/2055	150	150,000
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB(a)	2.00%	06/01/2027	100	100,000
				500,000
Massachusetts-3.49%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 2005, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.18%	07/01/2040	100	100,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2009 J, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	07/01/2044	100	100,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Baystate Medical Center Issue), Series 2009, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	07/01/2039	100	100,000
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2022, Ref. VRD RB(a)	1.50%	01/01/2039	105	105,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	1.39%	08/01/2037	110	110,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2025, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.90%	08/01/2031	125	125,000
				1,040,000
Michigan-0.67%
Oakland University Board of Trustees, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.15%	03/01/2031	200	200,000
Minnesota-0.33%
Rochester (City of), MN, Series 2019, VRD RB, (LOC - United Fidelity Bank)(a)(b)	1.60%	05/01/2061	100	100,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.67%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008, Ref. VRD RB(a)	1.55%	05/15/2038	$100	$100,000
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2000 B, VRD RB(a)	2.10%	03/01/2040	100	100,000
				200,000
Nebraska-0.34%
Douglas (County of), NE Hospital Authority No. 2, Series 2008 A, Ref. VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.00%	08/15/2032	100	100,000
Nevada-0.54%
Clark (County of), NV Department of Aviation, Series 2008 D-2B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	2.10%	07/01/2040	160	160,000
New Hampshire-0.67%
New Hampshire (State of) Business Finance Authority (Novant Health Obligation Group), Series 2024, VRD RB, (LOC - Truist Bank)(a)(b)	2.10%	11/01/2064	200	200,000
New Jersey-0.33%
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.58%	07/01/2036	100	100,000
New Mexico-0.50%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, Ref. VRD RB(a)	1.40%	08/01/2034	150	150,000
New York-24.99%
Dutchess (County of), NY Industrial Development Agency (Marist College Civic Facility), Series 2008 A, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.61%	07/01/2038	125	125,000
New York (City of), NY, Subseries 2013 D-4, VRD GO Bonds, (LOC - TD Bank, N.A.)(a)(b)	2.10%	08/01/2040	220	220,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	2.10%	06/01/2044	100	100,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	2.10%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2010, VRD RB(a)	2.10%	06/15/2043	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	1.60%	06/15/2046	1,375	1,375,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	2.10%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	2.10%	06/15/2050	225	225,000
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB(a)	2.10%	06/15/2049	110	110,000
New York (City of), NY Transitional Finance Authority, Series 2014 A-3, VRD RB(a)	2.06%	08/01/2043	200	200,000
New York (City of), NY Transitional Finance Authority, Series 2014, VRD RB(a)	2.00%	11/01/2042	390	390,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	2.10%	08/01/2042	400	400,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	2.10%	11/01/2036	700	700,000
New York (State of) Dormitory Authority, Series 2009, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.66%	12/01/2036	100	100,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	1.30%	07/01/2039	700	700,000
New York (State of) Housing Finance Agency, Series 2003, VRD RB, (LOC - Landesbank Hessen-Thüringen)(a)(b)	2.17%	11/01/2036	100	100,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(a)(b)	2.25%	11/15/2036	200	200,000
New York (State of) Housing Finance Agency, Series 2009, VRD RB, (LOC - Fannie Mae)(a)(b)	2.10%	05/15/2041	100	100,000
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.10%	10/15/2041	1,200	1,200,000
				7,445,000
North Carolina-2.48%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(a)	2.05%	01/15/2048	105	105,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	2.05%	01/15/2038	400	400,000
North Carolina (State of) Medical Care Commission, Series 2017, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	2.05%	10/01/2032	130	130,000
Raleigh (City of), NC, Series 2016 A, Ref. VRD RB(a)	1.70%	06/01/2034	105	105,000
				740,000
North Dakota-0.49%
North Dakota (State of) Housing Finance Agency, Series 2015, VRD RB(a)	1.57%	01/01/2046	145	145,000
Ohio-3.19%
Allen (County of), OH, Series 2010, VRD RB, (LOC - Truist Bank)(a)(b)	2.10%	06/01/2034	100	100,000
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	1.50%	10/01/2040	300	300,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2017, Ref. VRD RB(a)	1.45%	11/01/2052	$100	$100,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2022 B, Ref. VRD RB(a)	2.10%	11/01/2042	150	150,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(a)	1.95%	01/01/2043	100	100,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 C, VRD RB(a)	2.10%	12/01/2054	200	200,000
				950,000
Oregon-0.33%
Oregon (State of), Series 2022, VRD GO Bonds(a)	2.10%	06/01/2045	100	100,000
Pennsylvania-5.52%
Delaware Valley Regional Finance Authority, Series 2022 E, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	03/01/2052	295	295,000
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(a)(c)	2.15%	12/01/2028	300	300,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.15%	11/01/2061	300	300,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.55%	12/01/2039	200	200,000
Philadelphia (City of), PA, Eighth Series 2009 C, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.55%	08/01/2031	100	100,000
Philadelphia (City of), PA, Eighth Series 2009 E, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.55%	08/01/2031	100	100,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(a)	2.07%	07/01/2054	200	200,000
Pittsburgh & Allegheny (County of),PA Sports & Exhibition Authority, Series 2007 A, VRD RB, (INS - AGI)(a)(c)	1.50%	11/01/2038	150	150,000
				1,645,000
Rhode Island-0.67%
Rhode Island Health & Educational Building Corp., Series 2008 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.15%	11/15/2038	100	100,000
Rhode Island Health & Educational Building Corp., Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	06/01/2035	100	100,000
				200,000
South Carolina-0.84%
South Carolina (State of) Housing Finance & Development Authority (Broad River Village Apartments), Series 2020, VRD RB, (LOC - Federal Home Loan Bank)(a)(b)	1.62%	12/01/2058	110	110,000
South Carolina (State of) Jobs-Economic Development Authority, Series 2021, VRD RB, (LOC - United Fidelity Bank)(a)(b)	1.62%	05/01/2061	140	140,000
				250,000
South Dakota-0.44%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2004 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	1.60%	11/01/2034	130	130,000
Tennessee-1.85%
Blount (County of), TN Public Building Authority (The), Series 2003, VRD RB(a)	1.87%	06/01/2029	195	195,000
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB(a)	1.90%	06/01/2034	100	100,000
Sevier (County of), TN Public Building Authority (The), Series 2004 6-A1, VRD RB(a)	1.87%	06/01/2029	155	155,000
Shelby (County of), TN, Series 2006 B, VRD GO Bonds(a)	1.59%	03/01/2031	100	100,000
				550,000
Texas-11.20%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	1.50%	08/01/2039	500	500,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	10/01/2045	400	400,000
Houston (City of), TX, Series 2012, Ref. VRD RB(a)	1.59%	05/15/2034	275	275,000
Houston (City of), TX, Series 2018 C, Ref. VRD RB(a)	1.59%	05/15/2034	500	500,000
Rockwall Independent School District, Series 2006, VRD GO Bonds, (CEP - Texas Permanent School Fund)(a)	1.60%	08/01/2037	150	150,000
San Antonio (City of), TX, Series 2024 A, VRD GO Bonds(a)	2.10%	05/01/2054	100	100,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.25%	06/01/2046	1,010	1,010,000
Texas (State of), Series 2018, VRD GO Bonds(a)	2.20%	12/01/2049	125	125,000
Texas (State of), Series 2021, VRD GO Bonds(a)	2.20%	12/01/2051	275	275,000
				3,335,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.67%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014, VRD RB, (SIFMA Municipal Swap Index + 0.00%)(a)	1.75%	05/15/2049	$100	$100,000
Utah (County of), UT (IHC Health Services, Inc.), Series 2018 C, VRD RB(a)	2.10%	05/15/2058	100	100,000
				200,000
Virginia-1.51%
Albemarle (County of), VA Economic Development Authority, Series 2018, Ref. VRD RB(a)	2.10%	10/01/2048	150	150,000
Fairfax (County of), VA Economic Development Authority (Vernon Ladies Association), Series 2007, VRD RB, (LOC - Truist Bank)(a)(b)	2.15%	06/01/2037	100	100,000
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	07/01/2052	100	100,000
Virginia (Commonwealth of) Small Business Financing Authority, Series 2008, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	07/01/2042	100	100,000
				450,000
Washington-1.38%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	2.15%	07/01/2032	100	100,000
Washington (State of) Housing Finance Commission, Series 2008, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.57%	04/01/2043	110	110,000
Washington (State of) Housing Finance Commission, Series 2018, VRD RB, (SIFMA Municipal Swap Index + 0.00%)(a)	1.57%	12/01/2048	100	100,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments), Series 2017, VRD RB, (LOC - FHLB of San Francisco)(a)(b)	1.62%	11/01/2047	100	100,000
				410,000
West Virginia-0.37%
West Virginia (State of) Hospital Finance Authority (Cabell Hospital Obligated Group), Series 2008 A, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	1.72%	01/01/2034	110	110,000
Wisconsin-2.35%
Appleton Redevelopment Authority, Series 2001, VRD RB, (LOC - Thrivent Finl Lutherans)(a)(b)	2.45%	06/01/2036	100	100,000
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(a)	2.10%	04/01/2048	100	100,000
University of Wisconsin Hospitals & Clinics, Series 2018, Ref. VRD RB(a)	2.00%	04/01/2048	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.15%	08/15/2034	200	200,000
Wisconsin (State of) Health & Educational Facilities Authority (The Medical College of Wisconsin,Inc.), Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.10%	12/01/2033	100	100,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2012 A, VRD RB(a)	1.55%	05/01/2055	100	100,000
				700,000
TOTAL INVESTMENTS IN SECURITIES(d)-97.54% (Cost $29,055,000)				29,055,000
OTHER ASSETS LESS LIABILITIES-2.46%				732,101
NET ASSETS-100.00%				$29,787,101

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
FHLB	-Federal Home Loan Bank
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SIFMA	-Securities Industry and Financial Markets Association
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	16.69%
Fannie Mae	5.51%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.28%
Aerospace & Defense-2.22%
Boeing Co. (The)
5.15%, 05/01/2030	$145,000	$147,336
6.53%, 05/01/2034	120,000	131,039
General Dynamics Corp.
2.25%, 06/01/2031	165,000	148,590
4.95%, 08/15/2035	150,000	150,751
General Electric Co.
4.30%, 07/29/2030	140,000	139,184
6.75%, 03/15/2032	125,000	138,220
Howmet Aerospace, Inc.
3.00%, 01/15/2029	55,000	53,058
4.85%, 10/15/2031	70,000	70,482
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	75,000	73,551
5.75%, 01/15/2035	60,000	62,377
L3Harris Technologies, Inc.
4.40%, 06/15/2028	113,000	112,863
5.40%, 07/31/2033	110,000	112,964
Lockheed Martin Corp.
4.40%, 08/15/2030	190,000	189,811
3.90%, 06/15/2032	202,000	195,889
Northrop Grumman Corp.
3.25%, 01/15/2028	131,000	128,911
4.70%, 03/15/2033	130,000	129,445
RTX Corp.
4.13%, 11/16/2028	198,000	196,764
6.10%, 03/15/2034	210,000	225,800
Textron, Inc.
3.00%, 06/01/2030	90,000	84,680
5.50%, 05/15/2035	60,000	61,214
		2,552,929
Air Freight & Logistics-0.82%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	140,000	139,002
FedEx Corp., 2.40%, 05/15/2031	210,000	188,629
GXO Logistics, Inc.
6.25%, 05/06/2029	69,000	71,379
6.50%, 05/06/2034	50,000	52,401
United Parcel Service, Inc.
4.45%, 04/01/2030(b)	236,000	237,203
5.15%, 05/22/2034(b)	245,000	250,903
		939,517
Automobile Components-0.27%
BorgWarner, Inc.
2.65%, 07/01/2027	75,000	73,701
5.40%, 08/15/2034	80,000	81,596
Lear Corp., 3.80%, 09/15/2027	155,000	153,918
		309,215
Automobiles-0.23%
PACCAR Financial Corp., 4.45%, 08/06/2027	263,000	264,461
Banks-5.45%
Bank of America Corp., 3.25%, 10/21/2027	950,000	940,052
Citigroup, Inc.
4.45%, 09/29/2027	405,000	405,086
6.63%, 06/15/2032(b)	385,000	418,646
Citizens Financial Group, Inc.
3.25%, 04/30/2030	136,000	128,841
2.64%, 09/30/2032	140,000	121,077
	Principal Amount	Value
Banks-(continued)
Fifth Third Bancorp, 2.55%, 05/05/2027	$270,000	$265,986
Huntington National Bank (The), 5.65%, 01/10/2030	247,000	255,171
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	1,125,000	1,121,159
KeyBank N.A., 5.00%, 01/26/2033	134,000	132,885
KeyCorp, 2.55%, 10/01/2029	130,000	121,730
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	470,000	438,608
Regions Financial Corp., 1.80%, 08/12/2028	265,000	250,027
Truist Financial Corp., 1.95%, 06/05/2030	475,000	429,829
U.S. Bancorp, 1.38%, 07/22/2030(b)	552,000	486,120
Wachovia Corp., 5.50%, 08/01/2035	380,000	383,430
Wells Fargo & Co., 4.15%, 01/24/2029	380,000	377,465
		6,276,112
Beverages-1.47%
Coca-Cola Co. (The)
1.45%, 06/01/2027	285,000	278,114
2.25%, 01/05/2032(b)	270,000	241,971
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	50,000	50,995
5.45%, 06/01/2034	45,000	46,365
Constellation Brands, Inc.
4.35%, 05/09/2027	85,000	85,120
2.25%, 08/01/2031	105,000	92,866
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	121,000	121,183
4.05%, 04/15/2032	115,000	109,790
Molson Coors Beverage Co., 3.00%, 07/15/2026	163,000	162,761
PepsiCo, Inc.
2.75%, 03/19/2030(b)	265,000	250,279
5.00%, 02/07/2035(b)	245,000	247,552
		1,686,996
Biotechnology-1.57%
AbbVie, Inc.
3.20%, 11/21/2029	319,000	306,386
5.05%, 03/15/2034(b)	295,000	299,474
Amgen, Inc.
5.15%, 03/02/2028	214,000	216,736
5.25%, 03/02/2033	200,000	204,349
Biogen, Inc.
2.25%, 05/01/2030	95,000	86,780
5.75%, 05/15/2035	90,000	93,778
Gilead Sciences, Inc.
1.65%, 10/01/2030	224,000	198,945
4.60%, 09/01/2035	190,000	185,559
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	248,000	219,828
		1,811,835
Broadline Retail-1.01%
Amazon.com, Inc.
2.10%, 05/12/2031	540,000	483,508
4.88%, 03/13/2036	500,000	494,177
eBay, Inc., 2.60%, 05/10/2031	200,000	180,822
		1,158,507
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Building Products-0.88%
Carlisle Cos., Inc.
2.75%, 03/01/2030	$55,000	$51,468
2.20%, 03/01/2032	70,000	60,642
Carrier Global Corp.
2.72%, 02/15/2030	95,000	88,949
5.90%, 03/15/2034	95,000	100,285
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	63,000	60,192
5.88%, 06/01/2033	60,000	62,313
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
1.75%, 09/15/2030	135,000	120,347
4.90%, 12/01/2032	110,000	110,488
Lennox International, Inc., 5.50%, 09/15/2028	95,000	97,024
Masco Corp., 2.00%, 02/15/2031	145,000	127,975
Owens Corning
5.50%, 06/15/2027	70,000	70,859
5.70%, 06/15/2034	60,000	62,163
		1,012,705
Capital Markets-3.90%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	131,000	130,605
4.50%, 05/13/2032	120,000	118,984
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	191,000	183,973
1.80%, 07/28/2031	210,000	183,104
BlackRock, Inc.
1.90%, 01/28/2031	190,000	169,766
4.75%, 05/25/2033	170,000	171,531
Cboe Global Markets, Inc., 1.63%, 12/15/2030	120,000	105,665
Charles Schwab Corp. (The)
2.00%, 03/20/2028	200,000	192,386
2.90%, 03/03/2032	220,000	199,815
CME Group, Inc.
3.75%, 06/15/2028	160,000	158,675
2.65%, 03/15/2032	175,000	158,380
Franklin Resources, Inc., 1.60%, 10/30/2030	220,000	194,287
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/2030	355,000	344,504
6.13%, 02/15/2033(b)	310,000	333,447
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	80,000	77,625
6.20%, 04/14/2034	80,000	82,748
Morgan Stanley
3.63%, 01/20/2027	337,000	336,371
7.25%, 04/01/2032	280,000	316,747
MSCI, Inc., 3.25%, 08/15/2033(c)	140,000	123,623
Nasdaq, Inc.
1.65%, 01/15/2031	85,000	74,821
5.55%, 02/15/2034	70,000	72,314
Northern Trust Corp.
1.95%, 05/01/2030	125,000	113,975
6.13%, 11/02/2032	100,000	107,246
Raymond James Financial, Inc.
4.65%, 04/01/2030	105,000	105,346
4.90%, 09/11/2035	110,000	107,206
State Street Corp., 2.20%, 03/03/2031	355,000	318,623
		4,481,767
	Principal Amount	Value
Chemicals-2.59%
Air Products and Chemicals, Inc.
2.05%, 05/15/2030	$144,000	$131,269
4.85%, 02/08/2034	120,000	120,257
CF Industries, Inc., 5.15%, 03/15/2034	160,000	159,702
Dow Chemical Co. (The)
2.10%, 11/15/2030	200,000	177,105
5.65%, 03/15/2036	160,000	159,966
DuPont de Nemours, Inc., 4.73%, 11/15/2028	125,000	125,400
Eastman Chemical Co.
4.50%, 12/01/2028	75,000	74,870
5.75%, 03/08/2033	90,000	93,443
Ecolab, Inc.
4.80%, 03/24/2030	85,000	85,928
2.13%, 02/01/2032	115,000	100,991
EIDP, Inc.
2.30%, 07/15/2030	105,000	96,845
4.80%, 05/15/2033	90,000	88,909
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	205,000	184,406
Linde, Inc., 1.10%, 08/10/2030(b)	400,000	350,742
LYB International Finance III LLC
2.25%, 10/01/2030	165,000	148,101
5.50%, 03/01/2034	170,000	170,234
Mosaic Co. (The)
4.05%, 11/15/2027	80,000	79,544
5.45%, 11/15/2033	80,000	81,193
PPG Industries, Inc., 3.75%, 03/15/2028	196,000	194,221
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	110,000	104,893
2.20%, 03/15/2032	120,000	105,023
Westlake Corp., 5.55%, 11/15/2035	150,000	149,529
		2,982,571
Commercial Services & Supplies-0.78%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	85,000	84,265
3.57%, 12/01/2031	110,000	100,607
Cintas Corp. No. 2
3.70%, 04/01/2027	93,000	92,744
4.00%, 05/01/2032	75,000	72,784
Republic Services, Inc.
3.95%, 05/15/2028	94,000	93,526
1.75%, 02/15/2032	112,000	96,077
Veralto Corp.
5.35%, 09/18/2028	55,000	55,947
5.45%, 09/18/2033	50,000	51,270
Waste Management, Inc.
1.50%, 03/15/2031	135,000	117,493
4.95%, 03/15/2035	130,000	130,180
		894,893
Communications Equipment-0.57%
Cisco Systems, Inc.
2.50%, 09/20/2026	244,000	242,986
5.05%, 02/26/2034(b)	240,000	243,448
Motorola Solutions, Inc.
4.60%, 05/23/2029	88,000	88,135
5.40%, 04/15/2034	80,000	81,265
		655,834
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Construction & Engineering-0.23%
MasTec, Inc., 5.90%, 06/15/2029	$115,000	$118,358
Quanta Services, Inc.
2.90%, 10/01/2030	85,000	79,220
5.25%, 08/09/2034	70,000	70,811
		268,389
Construction Materials-0.28%
Eagle Materials, Inc., 2.50%, 07/01/2031	75,000	67,202
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	145,000	130,355
Vulcan Materials Co.
3.50%, 06/01/2030	60,000	57,476
5.35%, 12/01/2034	60,000	61,182
		316,215
Consumer Finance-1.39%
Ally Financial, Inc.
2.20%, 11/02/2028	130,000	122,833
8.00%, 11/01/2031	115,000	128,451
American Express Co., 4.05%, 05/03/2029(b)	410,000	408,113
Capital One Financial Corp.
3.80%, 01/31/2028	230,000	227,691
6.70%, 11/29/2032	215,000	234,319
General Motors Financial Co., Inc.
5.80%, 01/07/2029	230,000	236,569
3.10%, 01/12/2032	265,000	240,077
		1,598,053
Consumer Staples Distribution & Retail-2.52%
Costco Wholesale Corp.
1.60%, 04/20/2030	285,000	258,391
1.75%, 04/20/2032(b)	305,000	265,221
Dollar General Corp.
3.50%, 04/03/2030	120,000	114,405
5.45%, 07/05/2033	112,000	113,988
Dollar Tree, Inc.
4.20%, 05/15/2028	97,000	96,453
2.65%, 12/01/2031	110,000	98,354
Kroger Co. (The)
4.50%, 01/15/2029	190,000	190,357
5.00%, 09/15/2034	200,000	198,083
Sysco Corp.
5.95%, 04/01/2030	135,000	140,304
5.40%, 03/23/2035	140,000	140,953
Target Corp.
3.38%, 04/15/2029	205,000	200,179
4.50%, 09/15/2032	195,000	195,308
Walmart, Inc.
3.70%, 06/26/2028(b)	445,000	442,118
1.80%, 09/22/2031(b)	505,000	447,081
		2,901,195
Containers & Packaging-0.72%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	100,000	90,624
AptarGroup, Inc., 4.75%, 03/30/2031	80,000	79,350
Avery Dennison Corp.
4.88%, 12/06/2028	51,000	51,447
2.25%, 02/15/2032	85,000	74,267
Berry Global, Inc., 5.65%, 01/15/2034	90,000	92,057
Packaging Corp. of America
3.00%, 12/15/2029	75,000	71,255
5.20%, 08/15/2035	70,000	69,988
	Principal Amount	Value
Containers & Packaging-(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	$80,000	$81,394
Sonoco Products Co.
3.13%, 05/01/2030	75,000	70,635
5.00%, 09/01/2034	60,000	59,078
WRKCo, Inc., 4.90%, 03/15/2029	90,000	90,672
		830,767
Distributors-0.28%
Genuine Parts Co.
1.88%, 11/01/2030	110,000	95,718
2.75%, 02/01/2032	110,000	95,725
LKQ Corp.
5.75%, 06/15/2028	65,000	66,140
6.25%, 06/15/2033	65,000	67,294
		324,877
Diversified REITs-0.60%
American Assets Trust L.P.
3.38%, 02/01/2031	30,000	27,272
6.15%, 10/01/2034	30,000	30,264
CubeSmart L.P.
2.25%, 12/15/2028	45,000	42,581
2.50%, 02/15/2032	55,000	48,569
Digital Realty Trust L.P., 3.60%, 07/01/2029	220,000	213,949
VICI Properties L.P.
4.75%, 02/15/2028	95,000	95,163
5.13%, 05/15/2032	107,000	106,222
W.P. Carey, Inc., 2.40%, 02/01/2031	145,000	130,481
		694,501
Diversified Telecommunication Services-1.29%
AT&T, Inc.
4.30%, 02/15/2030	364,000	360,791
2.55%, 12/01/2033	425,000	360,233
Verizon Communications, Inc.
4.33%, 09/21/2028	380,000	380,143
2.36%, 03/15/2032	436,000	382,972
		1,484,139
Electric Utilities-5.09%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	156,000	141,853
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	85,000	89,272
American Electric Power Co., Inc., 5.63%, 03/01/2033	160,000	166,204
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	120,000	107,286
Arizona Public Service Co., 5.55%, 08/01/2033	140,000	144,331
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	470,000	456,047
CenterPoint Energy Houston Electric LLC, Series AQ, 4.95%, 08/15/2035	90,000	89,387
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	145,000	130,965
Series D, 4.00%, 12/01/2028	125,000	124,022
Constellation Energy Generation LLC
5.60%, 03/01/2028	95,000	96,777
5.80%, 03/01/2033	90,000	94,374
Duke Energy Corp.
2.65%, 09/01/2026	216,000	215,197
2.55%, 06/15/2031	225,000	203,726
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Corp., 1.90%, 06/15/2028	$120,000	$114,070
Entergy Louisiana LLC, 4.00%, 03/15/2033	120,000	114,085
Evergy Kansas Central, Inc., 5.25%, 03/15/2035	80,000	80,695
Evergy, Inc., 2.90%, 09/15/2029	91,000	86,457
Eversource Energy, 3.38%, 03/01/2032	110,000	101,279
Exelon Corp.
4.05%, 04/15/2030	150,000	146,792
5.30%, 03/15/2033	140,000	143,538
Florida Power & Light Co., 2.45%, 02/03/2032	220,000	196,765
Interstate Power and Light Co., 4.10%, 09/26/2028	75,000	74,412
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	105,000	104,279
Narragansett Electric Co. (The), 3.40%, 04/09/2030(c)	100,000	95,697
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030(b)	223,000	203,538
NRG Energy, Inc., 7.00%, 03/15/2033(c)	90,000	97,739
Pacific Gas and Electric Co.
4.55%, 07/01/2030	125,000	123,373
6.40%, 06/15/2033	110,000	117,095
PacifiCorp, 5.45%, 02/15/2034	470,000	476,448
PPL Electric Utilities Corp., 5.00%, 05/15/2033	110,000	111,149
Public Service Co. of Colorado, 1.88%, 06/15/2031	140,000	122,474
San Diego Gas & Electric Co.
5.40%, 04/15/2035	130,000	132,634
Series VVV, 1.70%, 10/01/2030	145,000	128,832
Southern California Edison Co.
5.25%, 03/15/2030	125,000	126,538
5.95%, 11/01/2032	125,000	130,447
Southern Co. (The)
5.70%, 03/15/2034	170,000	176,481
Series A, 3.70%, 04/30/2030	182,000	176,352
Wisconsin Electric Power Co.
4.15%, 10/15/2030	110,000	108,375
4.75%, 09/30/2032	105,000	105,762
Wisconsin Power and Light Co., 3.95%, 09/01/2032	75,000	71,668
Xcel Energy, Inc., 4.00%, 06/15/2028	130,000	128,990
		5,855,405
Electrical Equipment-0.44%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	90,000	80,648
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	90,000	91,558
Emerson Electric Co.
0.88%, 10/15/2026	115,000	113,772
2.20%, 12/21/2031	135,000	120,153
Vertiv Holdings Co., 4.85%, 03/15/2036	100,000	97,435
		503,566
Electronic Equipment, Instruments & Components-1.17%
Amphenol Corp.
2.80%, 02/15/2030	95,000	89,439
4.63%, 02/15/2036	90,000	86,855
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Arrow Electronics, Inc.
3.88%, 01/12/2028	$98,000	$97,030
2.95%, 02/15/2032	115,000	102,558
Flex Ltd.
4.88%, 06/15/2029	85,000	85,328
5.25%, 01/15/2032	105,000	105,507
Jabil, Inc.
3.00%, 01/15/2031(b)	105,000	96,746
4.75%, 02/01/2033	80,000	78,245
Keysight Technologies, Inc.
3.00%, 10/30/2029	60,000	57,134
4.95%, 10/15/2034	63,000	62,555
TD SYNNEX Corp.
1.75%, 08/09/2026	110,000	109,452
6.10%, 04/12/2034	100,000	105,086
Teledyne Technologies, Inc., 2.75%, 04/01/2031	120,000	110,070
Trimble, Inc.
4.90%, 06/15/2028	45,000	45,119
6.10%, 03/15/2033	45,000	47,340
Vontier Corp., 2.95%, 04/01/2031	80,000	72,687
		1,351,151
Energy Equipment & Services-0.66%
Halliburton Co.
2.92%, 03/01/2030	105,000	98,885
4.85%, 11/15/2035	100,000	97,454
Helmerich & Payne, Inc., 2.90%, 09/29/2031	95,000	85,597
NOV, Inc., 3.60%, 12/01/2029	123,000	119,081
Patterson-UTI Energy, Inc., 6.05%, 05/15/2036	80,000	80,379
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	140,000	138,866
Schlumberger Investment S.A., 5.15%, 05/07/2036	140,000	140,113
		760,375
Entertainment-0.83%
Electronic Arts, Inc., 1.85%, 02/15/2031	150,000	139,115
Netflix, Inc.
4.88%, 06/15/2030(c)	165,000	166,938
4.90%, 08/15/2034	170,000	170,901
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	50,000	50,398
4.00%, 04/14/2032	51,000	48,678
Walt Disney Co. (The)
2.65%, 01/13/2031	200,000	185,432
6.20%, 12/15/2034	180,000	197,607
		959,069
Financial Services-3.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%, 10/29/2028	100,000	96,362
3.40%, 10/29/2033	90,000	80,154
Apollo Global Management, Inc., 6.38%, 11/15/2033(b)	305,000	327,449
Block Financial LLC, 3.88%, 08/15/2030	105,000	100,009
Corebridge Financial, Inc.
3.65%, 04/05/2027	175,000	174,143
3.90%, 04/05/2032	190,000	178,888
Enact Holdings, Inc., 6.25%, 05/28/2029	75,000	77,487
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Equitable Holdings, Inc.
4.35%, 04/20/2028	$151,000	$150,449
5.59%, 01/11/2033	129,000	132,008
Essent Group Ltd., 6.25%, 07/01/2029	70,000	72,352
Fidelity National Information Services, Inc.
4.55%, 03/10/2029	110,000	109,415
5.10%, 07/15/2032	120,000	120,446
Fiserv, Inc.
3.50%, 07/01/2029	133,000	127,976
5.63%, 08/21/2033	135,000	136,948
GABX Leasing LLC, 5.30%, 04/15/2036(c)	80,000	79,281
Global Payments, Inc.
3.20%, 08/15/2029	93,000	88,037
5.55%, 11/15/2035	95,000	92,718
LPL Holdings, Inc.
6.75%, 11/17/2028	55,000	57,486
6.00%, 05/20/2034	55,000	56,374
Mastercard, Inc.
3.35%, 03/26/2030	165,000	159,242
4.35%, 01/15/2032	150,000	148,487
PayPal Holdings, Inc.
2.85%, 10/01/2029	140,000	132,358
4.40%, 06/01/2032	150,000	146,181
Radian Group, Inc., 6.20%, 05/15/2029	80,000	82,848
TPG Operating Group II L.P., 5.88%, 03/05/2034	110,000	112,640
Visa, Inc.
2.05%, 04/15/2030(b)	225,000	207,319
4.15%, 12/14/2035	200,000	191,145
Western Union Co. (The), 6.20%, 11/17/2036	70,000	73,070
		3,511,272
Food Products-2.66%
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	170,000	162,620
2.90%, 03/01/2032	175,000	159,951
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	130,000	118,853
4.65%, 09/17/2034	130,000	126,130
Campbell’s Co. (The)
2.38%, 04/24/2030	100,000	90,381
5.40%, 03/21/2034	80,000	77,697
Conagra Brands, Inc.
4.85%, 11/01/2028	95,000	95,209
5.75%, 08/01/2035	90,000	90,545
Flowers Foods, Inc.
2.40%, 03/15/2031	55,000	47,391
5.75%, 03/15/2035	50,000	48,286
General Mills, Inc.
4.20%, 04/17/2028	126,000	125,541
4.95%, 03/29/2033	130,000	129,470
Hershey Co. (The)
2.30%, 08/15/2026	88,000	87,698
5.10%, 02/24/2035	110,000	112,041
Hormel Foods Corp., 1.80%, 06/11/2030	175,000	157,611
Ingredion, Inc., 2.90%, 06/01/2030	120,000	112,316
J.M. Smucker Co. (The), 6.20%, 11/15/2033	70,000	74,667
JM Smucker Co. (The), 2.38%, 03/15/2030	75,000	69,331
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	$149,000	$149,000
3.75%, 04/01/2030	180,000	174,434
5.00%, 07/15/2035	165,000	161,021
McCormick & Co., Inc.
1.85%, 02/15/2031	75,000	65,988
4.70%, 10/15/2034	70,000	67,527
Mondelez International, Inc.
2.75%, 04/13/2030	161,000	150,721
3.00%, 03/17/2032	170,000	154,522
Tyson Foods, Inc.
4.35%, 03/01/2029	125,000	124,590
4.88%, 08/15/2034	135,000	132,668
		3,066,209
Gas Utilities-0.39%
Atmos Energy Corp.
1.50%, 01/15/2031	80,000	69,999
5.90%, 11/15/2033	70,000	74,705
National Fuel Gas Co.
2.95%, 03/01/2031	50,000	45,611
5.95%, 03/15/2035	50,000	51,929
ONE Gas, Inc., 5.10%, 04/01/2029	100,000	101,725
Southwest Gas Corp., 4.05%, 03/15/2032	105,000	100,559
		444,528
Ground Transportation-1.30%
CSX Corp.
4.25%, 03/15/2029	120,000	119,631
4.10%, 11/15/2032	120,000	116,477
Fedex Freight Holding Co., Inc., 5.25%, 03/15/2036(c)	190,000	185,426
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	140,000	141,143
Norfolk Southern Corp.
5.05%, 08/01/2030	115,000	117,082
3.00%, 03/15/2032	130,000	119,096
Ryder System, Inc.
5.25%, 06/01/2028	75,000	76,144
6.60%, 12/01/2033	70,000	76,725
Uber Technologies, Inc.
4.30%, 01/15/2030	85,000	84,171
4.80%, 09/15/2034	100,000	97,926
Union Pacific Corp.
3.95%, 09/10/2028	174,000	172,896
2.80%, 02/14/2032(b)	205,000	187,049
		1,493,766
Health Care Equipment & Supplies-2.42%
Abbott Laboratories
3.75%, 11/30/2026	210,000	209,835
4.65%, 03/15/2036	200,000	194,457
Augusta SpinCo Corp.
4.66%, 03/23/2031	50,000	49,726
5.25%, 03/23/2036	50,000	50,001
Baxter International, Inc.
1.92%, 02/01/2027	90,000	88,478
2.54%, 02/01/2032	125,000	106,943
Becton, Dickinson and Co.
1.96%, 02/11/2031	125,000	110,627
5.11%, 02/08/2034	100,000	100,459
Boston Scientific Corp., 2.65%, 06/01/2030	220,000	204,775
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	$100,000	$92,578
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	276,000	259,201
Edwards Lifesciences Corp., 4.30%, 06/15/2028	122,000	121,672
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	75,000	76,344
5.91%, 11/22/2032	75,000	79,184
Medtronic, Inc., 4.38%, 03/15/2035(b)	390,000	375,990
Solventum Corp.
5.40%, 03/01/2029	70,000	71,404
5.60%, 03/23/2034	70,000	71,822
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	130,000	118,621
Stryker Corp.
1.95%, 06/15/2030	130,000	117,686
5.20%, 02/10/2035	140,000	141,803
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/2028	70,000	71,451
2.60%, 11/24/2031	80,000	71,764
		2,784,821
Health Care Providers & Services-4.21%
Cardinal Health, Inc.
3.41%, 06/15/2027	194,000	192,221
5.45%, 02/15/2034	211,000	215,783
Cencora, Inc.
2.70%, 03/15/2031	240,000	219,255
4.90%, 02/13/2036	220,000	214,805
Cigna Group (The)
4.38%, 10/15/2028	240,000	239,777
5.25%, 01/15/2036	240,000	240,997
CVS Health Corp.
4.30%, 03/25/2028	300,000	299,132
5.25%, 02/21/2033(b)	305,000	310,145
Elevance Health, Inc.
2.25%, 05/15/2030	235,000	215,210
5.20%, 02/15/2035	230,000	230,637
HCA, Inc.
3.50%, 09/01/2030	190,000	180,572
3.63%, 03/15/2032	170,000	158,232
Humana, Inc.
5.38%, 04/15/2031	160,000	162,543
2.15%, 02/03/2032	175,000	151,780
Icon Investments Six DAC
5.85%, 05/08/2029	70,000	71,285
6.00%, 05/08/2034	60,000	61,330
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	75,000	71,137
4.80%, 10/01/2034	75,000	73,464
McKesson Corp.
1.30%, 08/15/2026	266,000	264,489
5.10%, 07/15/2033(b)	235,000	239,118
Quest Diagnostics, Inc.
2.95%, 06/30/2030	85,000	79,682
5.00%, 12/15/2034	80,000	79,731
UnitedHealth Group, Inc.
2.00%, 05/15/2030	400,000	363,547
5.35%, 02/15/2033	360,000	370,615
	Principal Amount	Value
Health Care Providers & Services-(continued)
Universal Health Services, Inc.
2.65%, 10/15/2030	$80,000	$72,325
5.05%, 10/15/2034	70,000	67,512
		4,845,324
Health Care REITs-0.80%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	80,000	80,144
2.00%, 05/18/2032	85,000	71,577
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	110,000	96,542
Healthpeak OP LLC
3.25%, 07/15/2026	67,000	66,911
5.25%, 12/15/2032	70,000	70,857
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	45,000	41,834
3.25%, 04/15/2033	50,000	44,412
Sabra Health Care L.P., 3.20%, 12/01/2031	90,000	81,876
Ventas Realty L.P.
4.40%, 01/15/2029	79,000	78,671
2.50%, 09/01/2031	94,000	83,926
Welltower OP LLC
2.80%, 06/01/2031	113,000	103,860
5.13%, 07/01/2035	100,000	100,554
		921,164
Hotel & Resort REITs-0.12%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	60,000	60,136
Series H, 3.38%, 12/15/2029	79,000	75,273
		135,409
Hotels, Restaurants & Leisure-1.80%
Airbnb, Inc.
4.65%, 03/16/2031	60,000	60,017
5.25%, 03/16/2036	60,000	60,071
Booking Holdings, Inc.
3.55%, 03/15/2028(b)	120,000	118,460
5.38%, 05/07/2036	100,000	100,192
Carnival Corp., 4.00%, 08/01/2028(c)	140,000	137,584
Choice Hotels International, Inc., 5.85%, 08/01/2034	55,000	55,766
Darden Restaurants, Inc.
3.85%, 05/01/2027	74,000	73,712
6.30%, 10/10/2033	70,000	74,941
Expedia Group, Inc.
3.80%, 02/15/2028	63,000	62,311
5.40%, 02/15/2035	70,000	69,655
Hyatt Hotels Corp.
5.75%, 01/30/2027	50,000	50,430
5.75%, 03/30/2032	40,000	41,361
Las Vegas Sands Corp.
3.90%, 08/08/2029	80,000	77,431
6.20%, 08/15/2034	80,000	82,770
Marriott International, Inc.
5.35%, 03/15/2035	80,000	81,224
Series FF, 4.63%, 06/15/2030	85,000	84,894
McDonald’s Corp.
3.60%, 07/01/2030	200,000	194,006
4.95%, 03/03/2035	200,000	199,412
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)	$70,000	$70,807
6.00%, 02/01/2033(c)	70,000	70,981
Starbucks Corp.
2.55%, 11/15/2030	165,000	151,460
3.00%, 02/14/2032	167,000	153,017
		2,070,502
Household Durables-1.11%
D.R. Horton, Inc.
1.40%, 10/15/2027	115,000	110,619
5.00%, 10/15/2034	120,000	118,944
Leggett & Platt, Inc., 4.40%, 03/15/2029	105,000	102,478
Lennar Corp., 4.75%, 11/29/2027	235,000	235,597
Meritage Homes Corp., 5.65%, 03/15/2035	95,000	96,208
Mohawk Industries, Inc., 3.63%, 05/15/2030	150,000	144,276
NVR, Inc., 3.00%, 05/15/2030	150,000	141,053
Toll Brothers Finance Corp., 5.60%, 06/15/2035	120,000	122,776
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/09/2031	100,000	99,427
2.50%, 02/04/2032	115,000	102,363
		1,273,741
Household Products-1.21%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	135,000	141,731
Clorox Co. (The)
3.90%, 05/15/2028	85,000	84,223
4.60%, 05/01/2032	85,000	83,781
Colgate-Palmolive Co.
4.20%, 05/01/2030	130,000	130,302
3.25%, 08/15/2032	130,000	122,149
Kimberly-Clark Corp.
3.20%, 04/25/2029	127,000	123,201
2.00%, 11/02/2031	145,000	127,965
Procter & Gamble Co. (The)
1.95%, 04/23/2031(b)	330,000	296,059
4.05%, 01/26/2033	290,000	285,605
		1,395,016
Independent Power and Renewable Electricity Producers-0.25%
AES Corp. (The)
2.45%, 01/15/2031	110,000	98,618
5.80%, 03/15/2032	90,000	91,487
NSTAR Electric Co., 3.20%, 05/15/2027	103,000	102,183
		292,288
Industrial Conglomerates-0.81%
3M Co.
2.38%, 08/26/2029	175,000	164,222
5.15%, 03/15/2035	160,000	162,107
Eaton Corp.
4.20%, 03/06/2031	160,000	157,522
4.80%, 03/06/2036	110,000	108,263
Honeywell International, Inc.
2.50%, 11/01/2026	168,000	166,957
1.75%, 09/01/2031	200,000	174,072
		933,143
Insurance-6.20%
Aflac Inc., 5.15%, 05/14/2036	130,000	130,074
Aflac, Inc., 3.60%, 04/01/2030	139,000	134,696
	Principal Amount	Value
Insurance-(continued)
Allstate Corp. (The)
1.45%, 12/15/2030	$170,000	$148,071
5.25%, 03/30/2033	140,000	142,810
American International Group, Inc.
4.85%, 05/07/2030	180,000	181,690
5.13%, 03/27/2033	165,000	166,916
Aon Corp., 2.80%, 05/15/2030	110,000	102,554
Aon North America, Inc., 5.45%, 03/01/2034	100,000	102,212
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	85,000	85,747
5.15%, 02/15/2035	80,000	79,469
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	245,000	247,539
Brown & Brown, Inc.
2.38%, 03/15/2031	60,000	53,280
5.55%, 06/23/2035	50,000	50,154
Chubb INA Holdings LLC
1.38%, 09/15/2030	220,000	193,029
5.00%, 03/15/2034	190,000	190,959
CNA Financial Corp.
3.90%, 05/01/2029	103,000	100,961
5.13%, 02/15/2034	101,000	100,074
CNO Financial Group, Inc.
5.25%, 05/30/2029	53,000	53,397
6.45%, 06/15/2034	55,000	57,416
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	160,000	156,978
Fidelity National Financial, Inc., 3.40%, 06/15/2030(b)	215,000	202,859
First American Financial Corp., 2.40%, 08/15/2031	140,000	122,237
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	235,000	218,987
Globe Life, Inc., 4.55%, 09/15/2028	141,000	141,063
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	100,000	100,825
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	254,000	240,804
Jackson National Life Global Funding, 4.55%, 09/09/2030(c)	270,000	264,599
Lincoln National Corp.
3.40%, 01/15/2031	175,000	164,158
5.35%, 11/15/2035	145,000	141,786
Loews Corp.
3.20%, 05/15/2030	110,000	104,643
4.94%, 04/01/2036	110,000	107,388
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	123,000	122,975
5.00%, 03/15/2035	130,000	129,091
MetLife, Inc.
4.55%, 03/23/2030(b)	225,000	226,481
5.70%, 06/15/2035(b)	220,000	230,389
Old Republic International Corp.
3.88%, 08/26/2026	139,000	138,909
5.70%, 06/01/2036	80,000	80,398
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(c)	200,000	208,060
Primerica, Inc., 2.80%, 11/19/2031	105,000	95,035
Principal Financial Group, Inc.
2.13%, 06/15/2030	157,000	142,452
6.05%, 10/15/2036	130,000	139,030
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Progressive Corp. (The)
4.00%, 03/01/2029	$175,000	$174,001
3.00%, 03/15/2032	170,000	155,636
Prudential Financial, Inc., 5.20%, 03/14/2035(b)	220,000	221,413
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	130,000	133,606
RGA Global Funding
5.50%, 01/11/2031(c)	85,000	87,271
5.00%, 08/25/2032(c)	100,000	99,507
Travelers Property Casualty Corp., 6.38%, 03/15/2033	275,000	304,520
Willis North America, Inc.
2.95%, 09/15/2029	80,000	75,991
5.35%, 05/15/2033	80,000	81,127
		7,133,267
Interactive Media & Services-1.22%
Alphabet, Inc.
1.10%, 08/15/2030, (Acquired 08/31/2021 - 05/15/2026; Cost $424,173)(b)(d)	470,000	413,642
4.50%, 05/15/2035, (Acquired 08/29/2025 - 04/09/2026; Cost $402,045)(b)(d)	405,000	397,118
Meta Platforms, Inc.
3.50%, 08/15/2027	300,000	298,167
4.88%, 11/15/2035(b)	300,000	293,232
		1,402,159
IT Services-0.63%
Amdocs Ltd., 2.54%, 06/15/2030	113,000	102,747
DXC Technology Co., 2.38%, 09/15/2028(b)	163,000	152,908
International Business Machines Corp., 3.50%, 05/15/2029	240,000	234,037
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	91,000	90,169
3.15%, 10/15/2031	85,000	71,436
VeriSign, Inc., 2.70%, 06/15/2031	85,000	76,933
		728,230
Leisure Products-0.38%
Brunswick Corp., 2.40%, 08/18/2031	110,000	96,235
Hasbro, Inc.
3.90%, 11/19/2029	63,000	61,470
6.05%, 05/14/2034	57,000	59,596
Mattel, Inc., 5.00%, 11/17/2030	100,000	99,762
Polaris, Inc., 6.95%, 03/15/2029	110,000	114,984
		432,047
Life Sciences Tools & Services-0.77%
Agilent Technologies, Inc.
2.30%, 03/12/2031	75,000	67,268
4.75%, 09/09/2034	60,000	59,265
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	103,000	96,096
Illumina, Inc., 2.55%, 03/23/2031	95,000	86,123
IQVIA, Inc., 6.25%, 02/01/2029	170,000	175,981
Revvity, Inc.
3.30%, 09/15/2029	48,000	46,034
2.25%, 09/15/2031	65,000	57,144
	Principal Amount	Value
Life Sciences Tools & Services-(continued)
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	$146,000	$147,262
2.00%, 10/15/2031(b)	170,000	149,869
		885,042
Machinery-2.68%
AGCO Corp., 5.80%, 03/21/2034	140,000	143,966
Caterpillar, Inc.
2.60%, 04/09/2030	195,000	183,140
5.20%, 05/15/2035	200,000	204,574
CNH Industrial N.V., 3.85%, 11/15/2027	230,000	228,060
Cummins, Inc.
1.50%, 09/01/2030	135,000	119,910
5.30%, 05/09/2035	110,000	112,502
Flowserve Corp.
3.50%, 10/01/2030	40,000	37,807
2.80%, 01/15/2032	40,000	35,587
Fortive Corp.
4.75%, 05/15/2031	60,000	59,686
5.25%, 05/15/2036	60,000	59,901
IDEX Corp.
3.00%, 05/01/2030	40,000	37,606
2.63%, 06/15/2031	50,000	45,380
Illinois Tool Works, Inc., 2.65%, 11/15/2026	234,000	232,601
Ingersoll Rand, Inc.
5.40%, 08/14/2028	50,000	50,929
5.70%, 08/14/2033	60,000	62,404
John Deere Capital Corp.
4.95%, 07/14/2028	190,000	193,153
5.10%, 04/11/2034	185,000	188,077
Nordson Corp.
4.50%, 12/15/2029	30,000	29,903
5.80%, 09/15/2033	40,000	41,703
Otis Worldwide Corp.
2.57%, 02/15/2030	95,000	88,416
5.13%, 11/19/2031	80,000	81,588
Parker-Hannifin Corp.
3.25%, 06/14/2029	102,000	98,640
4.20%, 11/21/2034	125,000	120,037
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	91,000	83,395
3.00%, 05/15/2032	95,000	85,756
Trane Technologies Financing Ltd.
3.80%, 03/21/2029	100,000	98,560
5.25%, 03/03/2033	90,000	92,465
Wabtec Corp.
3.45%, 11/15/2026	72,000	71,716
5.61%, 03/11/2034	65,000	66,997
Xylem, Inc., 2.25%, 01/30/2031	140,000	126,416
		3,080,875
Marine Transportation-0.07%
Kirby Corp., 4.20%, 03/01/2028	83,000	82,536
Media-0.82%
Comcast Corp.
4.15%, 10/15/2028	286,000	285,233
4.25%, 01/15/2033	310,000	298,781
Fox Corp.
4.71%, 01/25/2029	90,000	90,323
6.50%, 10/13/2033	85,000	91,511
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc.
4.20%, 06/01/2030	$90,000	$88,431
2.60%, 08/01/2031	100,000	89,967
		944,246
Metals & Mining-1.20%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034(b)	245,000	249,673
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	260,000	267,857
Nucor Corp.
3.95%, 05/01/2028	124,000	123,208
3.13%, 04/01/2032	135,000	124,798
Reliance, Inc., 2.15%, 08/15/2030	160,000	144,482
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	255,000	296,038
Steel Dynamics, Inc.
3.45%, 04/15/2030	91,000	87,171
5.25%, 05/15/2035	90,000	90,742
		1,383,969
Multi-Utilities-1.38%
Ameren Corp.
3.50%, 01/15/2031	95,000	90,234
5.38%, 03/15/2035	110,000	111,474
CenterPoint Energy, Inc.
1.45%, 06/01/2026	100,000	100,000
5.40%, 06/01/2029	100,000	102,394
Consumers Energy Co.
4.90%, 02/15/2029	80,000	81,002
4.63%, 05/15/2033	85,000	84,177
Dominion Energy, Inc.
Series C, 3.38%, 04/01/2030	175,000	167,516
Series C, 2.25%, 08/15/2031	170,000	150,820
DTE Electric Co., Series C, 2.63%, 03/01/2031	125,000	114,656
DTE Energy Co., 5.85%, 06/01/2034	100,000	104,859
NiSource, Inc.
3.60%, 05/01/2030	75,000	72,249
5.35%, 04/01/2034	80,000	81,694
NorthWestern Corp., 5.07%, 03/21/2030(c)	92,000	93,144
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	105,000	106,826
2.45%, 11/15/2031	140,000	124,771
		1,585,816
Office REITs-0.38%
Boston Properties L.P.
3.25%, 01/30/2031	90,000	83,630
5.75%, 01/15/2035	80,000	80,908
COPT Defense Properties L.P., 2.75%, 04/15/2031	75,000	68,070
Cousins Properties L.P.
5.25%, 07/15/2030	50,000	50,630
5.88%, 10/01/2034	40,000	40,969
Kilroy Realty L.P., 3.05%, 02/15/2030	123,000	113,286
		437,493
Oil, Gas & Consumable Fuels-5.30%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	110,000	106,845
Cheniere Energy, Inc., 5.65%, 04/15/2034	120,000	123,631
Chevron Corp., 2.24%, 05/11/2030(b)	400,000	369,598
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc., 4.98%, 04/15/2035(b)	$360,000	$364,540
ConocoPhillips Co.
6.95%, 04/15/2029	225,000	240,657
5.05%, 09/15/2033	210,000	213,627
Coterra Energy, Inc., 3.90%, 05/15/2027	115,000	114,614
Devon Energy Corp., 7.88%, 09/30/2031(b)	110,000	126,281
Diamondback Energy, Inc.
3.50%, 12/01/2029	115,000	111,562
5.40%, 04/18/2034	95,000	97,264
EOG Resources, Inc.
4.38%, 04/15/2030	170,000	169,273
5.35%, 01/15/2036	160,000	162,645
EQT Corp.
7.00%, 02/01/2030	66,000	70,470
5.75%, 02/01/2034	85,000	87,871
Expand Energy Corp., 5.70%, 01/15/2035	180,000	183,869
Exxon Mobil Corp., 2.61%, 10/15/2030	960,000	895,146
HF Sinclair Corp.
5.75%, 01/15/2031	95,000	97,345
6.25%, 01/15/2035	90,000	93,681
Kinder Morgan, Inc.
4.30%, 03/01/2028	160,000	160,024
5.20%, 06/01/2033	150,000	152,676
Marathon Petroleum Corp.
5.15%, 03/01/2030(b)	205,000	208,621
5.70%, 03/01/2035	215,000	221,975
ONEOK, Inc.
4.55%, 07/15/2028	131,000	131,047
5.05%, 11/01/2034	135,000	132,961
Ovintiv, Inc., 7.38%, 11/01/2031	175,000	194,422
Phillips 66
2.15%, 12/15/2030	220,000	197,783
4.65%, 11/15/2034	200,000	194,826
Targa Resources Corp.
5.20%, 07/01/2027	105,000	105,888
5.50%, 02/15/2035	80,000	81,347
Valero Energy Corp.
2.15%, 09/15/2027	215,000	209,443
7.50%, 04/15/2032	186,000	211,712
Williams Cos., Inc. (The)
2.60%, 03/15/2031	155,000	140,620
5.15%, 03/15/2034	130,000	130,436
		6,102,700
Passenger Airlines-0.56%
Delta Air Lines, Inc., 4.95%, 07/10/2028	235,000	236,195
Southwest Airlines Co.
5.13%, 06/15/2027	75,000	75,476
5.25%, 11/15/2035	80,000	77,568
United AirLines, Inc., 4.63%, 04/15/2029(c)	260,000	256,603
		645,842
Personal Care Products-0.36%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	108,000	100,594
4.65%, 05/15/2033	100,000	98,748
Kenvue, Inc.
5.05%, 03/22/2028	100,000	101,245
4.90%, 03/22/2033	108,000	108,765
		409,352
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-2.57%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	$274,000	$266,270
5.20%, 02/22/2034	240,000	245,717
Eli Lilly and Co.
3.38%, 03/15/2029	206,000	201,573
4.70%, 02/09/2034	190,000	189,442
Johnson & Johnson
1.30%, 09/01/2030	370,000	328,407
5.00%, 03/01/2035(b)	315,000	323,917
Merck & Co., Inc.
3.40%, 03/07/2029	265,000	259,042
2.15%, 12/10/2031	305,000	269,691
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	300,000	300,925
4.75%, 05/19/2033	290,000	288,482
Royalty Pharma PLC
2.20%, 09/02/2030	65,000	58,795
5.20%, 09/25/2035	60,000	59,589
Zoetis, Inc.
2.00%, 05/15/2030	95,000	85,982
5.60%, 11/16/2032	80,000	83,360
		2,961,192
Professional Services-0.99%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	158,000	139,097
4.45%, 09/09/2034	140,000	137,112
Broadridge Financial Solutions, Inc.
2.60%, 05/01/2031	140,000	125,194
5.75%, 05/15/2036	60,000	60,211
Concentrix Corp.
6.60%, 08/02/2028	40,000	39,866
6.85%, 08/02/2033	60,000	54,903
Equifax, Inc.
5.10%, 12/15/2027	80,000	80,739
2.35%, 09/15/2031	80,000	70,610
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	65,000	67,188
Jacobs Solutions, Inc., 5.38%, 03/03/2036	70,000	68,552
Paychex, Inc.
5.10%, 04/15/2030	90,000	91,062
5.35%, 04/15/2032	90,000	91,201
Verisk Analytics, Inc.
4.13%, 03/15/2029	70,000	69,207
5.75%, 04/01/2033	40,000	41,628
		1,136,570
Real Estate Management & Development-0.16%
CBRE Services, Inc.
2.50%, 04/01/2031	110,000	99,075
5.95%, 08/15/2034	80,000	83,424
		182,499
Residential REITs-1.06%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	53,000	52,704
3.63%, 04/15/2032	60,000	55,918
AvalonBay Communities, Inc.
2.30%, 03/01/2030	85,000	78,605
2.05%, 01/15/2032	90,000	78,853
	Principal Amount	Value
Residential REITs-(continued)
Camden Property Trust
2.80%, 05/15/2030	$65,000	$60,792
4.90%, 02/28/2036	50,000	48,754
ERP Operating L.P.
2.50%, 02/15/2030	90,000	83,748
4.65%, 09/15/2034	90,000	87,915
Essex Portfolio L.P.
3.00%, 01/15/2030	70,000	66,155
2.65%, 03/15/2032	75,000	66,582
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	75,000	71,057
2.00%, 08/15/2031	80,000	68,923
Mid-America Apartments L.P., 3.95%, 03/15/2029	70,000	69,095
Mid-America Apartments, L.P., 4.65%, 01/15/2033	70,000	69,096
Sun Communities Operating L.P., 2.70%, 07/15/2031	145,000	130,614
UDR, Inc.
3.20%, 01/15/2030	68,000	64,912
3.00%, 08/15/2031	75,000	68,963
		1,222,686
Retail REITs-0.74%
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	45,000	43,848
2.50%, 08/16/2031	55,000	49,178
Kimco Realty OP LLC
2.80%, 10/01/2026	55,000	54,769
4.60%, 02/01/2033	75,000	74,038
NNN REIT, Inc.
4.60%, 02/15/2031	50,000	49,622
5.60%, 10/15/2033	45,000	46,371
Realty Income Corp.
3.25%, 01/15/2031	120,000	112,950
5.13%, 02/15/2034	90,000	90,781
Regency Centers L.P., 3.70%, 06/15/2030	120,000	116,372
Simon Property Group L.P.
2.45%, 09/13/2029	113,000	105,943
2.65%, 02/01/2032	120,000	107,259
		851,131
Semiconductors & Semiconductor Equipment-2.98%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	130,000	126,385
Analog Devices, Inc.
3.50%, 12/05/2026	115,000	114,742
2.10%, 10/01/2031	150,000	132,579
Applied Materials, Inc.
1.75%, 06/01/2030	150,000	135,087
5.10%, 10/01/2035	120,000	121,779
Broadcom, Inc.
2.45%, 02/15/2031	280,000	254,362
3.14%, 11/15/2035(c)	310,000	264,180
Intel Corp.
2.45%, 11/15/2029	257,000	239,477
5.20%, 02/10/2033	250,000	253,669
KLA Corp.
4.10%, 03/15/2029	90,000	89,401
4.65%, 07/15/2032	85,000	85,346
Lam Research Corp., 1.90%, 06/15/2030(b)	235,000	213,217
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Marvell Technology, Inc.
2.95%, 04/15/2031	$75,000	$69,129
5.30%, 04/15/2036	60,000	60,055
NVIDIA Corp.
2.85%, 04/01/2030(b)	210,000	199,398
2.00%, 06/15/2031	220,000	197,208
QUALCOMM, Inc.
3.25%, 05/20/2027	198,000	196,694
1.65%, 05/20/2032(b)	214,000	181,822
Texas Instruments, Inc.
2.25%, 09/04/2029	206,000	193,052
4.90%, 03/14/2033	180,000	183,474
Xilinx, Inc., 2.38%, 06/01/2030	130,000	120,351
		3,431,407
Software-3.11%
Accenture Capital, Inc.
4.05%, 10/04/2029	200,000	197,871
4.50%, 10/04/2034	195,000	188,781
Adobe, Inc.
2.30%, 02/01/2030	130,000	120,444
4.95%, 04/04/2034	115,000	115,108
AppLovin Corp.
5.13%, 12/01/2029	40,000	40,473
5.50%, 12/01/2034	60,000	60,606
Autodesk, Inc.
2.85%, 01/15/2030	60,000	56,447
2.40%, 12/15/2031	50,000	44,121
Cadence Design Systems, Inc.
4.30%, 09/10/2029	50,000	49,706
4.70%, 09/10/2034	70,000	69,109
Fortinet, Inc., 2.20%, 03/15/2031	136,000	121,792
Intuit, Inc.
5.13%, 09/15/2028	120,000	121,878
5.20%, 09/15/2033	105,000	106,208
Microsoft Corp.
3.30%, 02/06/2027	491,000	489,037
3.50%, 02/12/2035(b)	510,000	474,257
Oracle Corp.
2.88%, 03/25/2031(b)	265,000	237,429
5.70%, 02/04/2036	240,000	235,888
Roper Technologies, Inc.
1.75%, 02/15/2031	90,000	78,082
5.10%, 09/15/2035	80,000	77,799
Salesforce, Inc.
4.65%, 03/15/2029	130,000	130,283
5.55%, 03/15/2036	130,000	130,978
ServiceNow, Inc.
1.40%, 09/01/2030	140,000	122,931
5.40%, 05/15/2036	70,000	70,553
Synopsys, Inc.
4.85%, 04/01/2030	60,000	60,350
5.15%, 04/01/2035	55,000	54,950
Workday, Inc.
3.50%, 04/01/2027	60,000	59,618
3.80%, 04/01/2032	65,000	60,739
		3,575,438
Specialized REITs-1.50%
American Tower Corp.
3.80%, 08/15/2029	163,000	159,372
5.55%, 07/15/2033	140,000	144,317
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
2.25%, 01/15/2031	$140,000	$124,772
5.80%, 03/01/2034	130,000	134,240
EPR Properties, 3.75%, 08/15/2029	85,000	82,042
Equinix, Inc.
3.20%, 11/18/2029	100,000	95,496
3.90%, 04/15/2032	110,000	104,376
Extra Space Storage L.P.
5.70%, 04/01/2028	75,000	76,539
2.35%, 03/15/2032	100,000	86,916
Prologis L.P.
2.25%, 04/15/2030	147,000	135,338
5.00%, 03/15/2034	160,000	159,995
Public Storage Operating Co.
2.30%, 05/01/2031	114,000	102,536
5.10%, 08/01/2033	110,000	112,084
Weyerhaeuser Co.
4.00%, 04/15/2030	110,000	107,229
7.38%, 03/15/2032	85,000	95,163
		1,720,415
Specialty Retail-2.80%
AutoNation, Inc.
4.75%, 06/01/2030	90,000	89,707
3.85%, 03/01/2032	100,000	93,495
AutoZone, Inc.
4.00%, 04/15/2030	115,000	112,444
4.75%, 08/01/2032	110,000	109,091
Best Buy Co., Inc., 1.95%, 10/01/2030	280,000	249,469
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	125,000	127,967
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	175,000	178,812
5.40%, 04/15/2034	170,000	173,906
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	167,000	152,759
Home Depot, Inc. (The)
2.95%, 06/15/2029	305,000	293,468
4.50%, 09/15/2032(b)	315,000	313,924
Leidos, Inc.
2.30%, 02/15/2031	85,000	75,958
5.75%, 03/15/2033	70,000	72,591
Lowe’s Cos., Inc.
2.63%, 04/01/2031(b)	225,000	205,412
3.75%, 04/01/2032	200,000	189,650
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	89,000	88,188
4.70%, 06/15/2032	95,000	94,382
Ross Stores, Inc., 1.88%, 04/15/2031	195,000	172,106
TJX Cos., Inc. (The), 1.60%, 05/15/2031	325,000	284,180
Tractor Supply Co.
1.75%, 11/01/2030	89,000	78,514
5.25%, 05/15/2033	70,000	70,462
		3,226,485
Technology Hardware, Storage & Peripherals-1.69%
Apple, Inc.
1.65%, 02/08/2031	570,000	508,067
3.35%, 08/08/2032(b)	550,000	523,058
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	120,000	119,784
5.00%, 10/15/2034	140,000	137,380
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
HP, Inc.
3.00%, 06/17/2027	$146,000	$144,077
4.20%, 04/15/2032	145,000	139,171
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	240,000	238,351
NetApp, Inc.
2.70%, 06/22/2030	80,000	73,781
5.70%, 03/17/2035	60,000	61,520
		1,945,189
Textiles, Apparel & Luxury Goods-0.59%
NIKE, Inc., 2.85%, 03/27/2030(b)	350,000	330,805
PVH Corp., 5.50%, 06/13/2030	101,000	102,401
Ralph Lauren Corp.
2.95%, 06/15/2030	60,000	56,417
5.00%, 06/15/2032	60,000	60,813
Tapestry, Inc.
5.10%, 03/11/2030	60,000	60,659
3.05%, 03/15/2032	70,000	63,366
		674,461
Tobacco-0.81%
Altria Group, Inc.
4.80%, 02/14/2029	215,000	216,437
2.45%, 02/04/2032(b)	250,000	220,290
Philip Morris International, Inc.
5.13%, 11/17/2027	235,000	237,808
5.75%, 11/17/2032(b)	241,000	253,156
		927,691
Trading Companies & Distributors-0.32%
Ferguson Enterprises, Inc.
4.35%, 03/15/2031	100,000	98,356
5.00%, 10/03/2034	105,000	104,422
W.W. Grainger, Inc., 4.45%, 09/15/2034	165,000	161,159
		363,937
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	75,000	74,012
4.45%, 06/01/2032	80,000	78,662
	Principal Amount	Value
Water Utilities-(continued)
Essential Utilities, Inc.
2.70%, 04/15/2030	$60,000	$55,852
5.38%, 01/15/2034	70,000	71,372
		279,898
Wireless Telecommunication Services-0.38%
T-Mobile USA, Inc.
3.88%, 04/15/2030	225,000	218,985
5.05%, 07/15/2033(b)	220,000	221,504
		440,489
Total U.S. Dollar Denominated Bonds & Notes (Cost $114,505,182)		114,235,289
	Shares
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $344,603)	344,603	344,603
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $114,849,785)		114,579,892
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.58%
Invesco Private Government Fund, 3.58%(e)(f)(g)	3,707,895	3,707,895
Invesco Private Prime Fund, 3.75%(e)(f)(g)	9,616,555	9,618,478
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,325,823)		13,326,373
TOTAL INVESTMENTS IN SECURITIES-111.16% (Cost $128,175,608)		127,906,265
OTHER ASSETS LESS LIABILITIES-(11.16)%		(12,841,406)
NET ASSETS-100.00%		$115,064,859

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $3,144,536, which represented 2.73% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2026 was $810,760, which represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,402	$5,986,656	$(6,347,455)	$-	$-	$344,603	$8,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,899,487	16,687,105	(15,878,697)	-	-	3,707,895	85,078 *
Invesco Private Prime Fund	7,549,983	36,668,066	(34,598,433)	88	(1,226)	9,618,478	229,843 *
Total	$11,154,872	$59,341,827	$(56,824,585)	$88	$(1,226)	$13,670,976	$323,163

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Treasury Duration Rotation ETF (TROT)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.04%
U.S. Treasury Bonds-1.27%
6.38%, 08/15/2027	$5,000	$5,145
5.25%, 11/15/2028	2,000	2,057
6.13%, 08/15/2029	2,000	2,122
6.25%, 05/15/2030	2,000	2,156
5.38%, 02/15/2031	1,000	1,054
		12,534
U.S. Treasury Notes-97.77%
4.63%, 06/15/2027	10,000	10,074
3.75%, 06/30/2027	4,000	3,993
2.75% - 3.88%, 07/31/2027	26,000	25,831
3.75%, 08/15/2027	13,000	12,972
3.13% - 3.63%, 08/31/2027	26,000	25,835
3.38%, 09/15/2027	12,000	11,916
3.50%, 09/30/2027	13,000	12,926
3.88%, 10/15/2027	13,000	12,987
3.50%, 10/31/2027	13,000	12,917
2.25% - 4.13%, 11/15/2027	15,000	14,954
3.38% - 3.88%, 11/30/2027	22,000	21,896
4.00%, 12/15/2027	2,000	2,001
3.38% - 3.88%, 12/31/2027	27,000	26,841
4.25%, 01/15/2028	10,000	10,040
3.50%, 01/31/2028	5,000	4,961
2.75% - 4.25%, 02/15/2028	25,000	24,835
4.00%, 02/29/2028	13,000	13,002
3.88%, 03/15/2028	10,000	9,980
1.25% - 3.88%, 03/31/2028	21,000	20,403
3.75%, 04/15/2028	10,000	9,955
3.75%, 04/30/2028	7,000	6,968
2.88% - 3.75%, 05/15/2028	24,000	23,706
1.25%, 05/31/2028	15,000	14,213
1.25%, 06/30/2028	14,000	13,236
3.88%, 07/15/2028	12,000	11,965
1.00%, 07/31/2028	13,000	12,195
3.63%, 08/15/2028	15,000	14,876
1.13%, 08/31/2028	15,000	14,075
1.25%, 09/30/2028	14,000	13,142
3.50%, 10/15/2028	12,000	11,856
1.38% - 4.88%, 10/31/2028	18,000	17,946
3.50%, 11/15/2028	13,000	12,838
1.50% - 4.38%, 11/30/2028	24,000	23,312
3.75%, 12/31/2028	11,000	10,922
4.00%, 01/31/2029	14,000	13,983
2.63% - 3.50%, 02/15/2029	19,000	18,422
1.88% - 4.25%, 02/28/2029	16,000	15,838
4.13%, 03/31/2029	11,000	11,022
2.88% - 4.63%, 04/30/2029	21,000	20,993
2.38% - 3.88%, 05/15/2029	18,000	17,377
	Principal Amount	Value
U.S. Treasury Notes-(continued)
4.50%, 05/31/2029	$12,000	$12,148
4.25%, 06/30/2029	12,000	12,065
4.00%, 07/31/2029	12,000	11,977
1.63%, 08/15/2029	17,000	15,773
3.50%, 09/30/2029	12,000	11,786
4.13%, 10/31/2029	12,000	12,016
1.75%, 11/15/2029	12,000	11,112
4.13%, 11/30/2029	11,000	11,015
4.38%, 12/31/2029	11,000	11,105
4.25%, 01/31/2030	12,000	12,063
1.50%, 02/15/2030	12,000	10,944
4.00%, 02/28/2030	13,000	12,957
4.00%, 03/31/2030	10,000	9,966
3.88%, 04/30/2030	14,000	13,886
0.63%, 05/15/2030	13,000	11,365
3.75% - 4.00%, 05/31/2030	13,000	12,904
3.88%, 06/30/2030	12,000	11,895
3.88%, 07/31/2030	12,000	11,892
0.63%, 08/15/2030	16,000	13,862
3.63%, 08/31/2030	12,000	11,770
3.63%, 09/30/2030	12,000	11,767
4.88%, 10/31/2030	10,000	10,300
0.88%, 11/15/2030	20,000	17,380
3.50%, 11/30/2030	8,000	7,796
3.63%, 12/31/2030	14,000	13,707
3.75%, 01/31/2031	10,000	9,839
1.13%, 02/15/2031	18,000	15,714
3.50%, 02/28/2031	9,000	8,758
3.88%, 03/31/2031	15,000	14,830
3.88%, 04/30/2031	13,000	12,851
1.63%, 05/15/2031	14,000	12,431
		965,078
Total U.S. Treasury Securities (Cost $990,464)		977,612
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(a)(b) (Cost $1,912)	1,912	1,912
TOTAL INVESTMENTS IN SECURITIES-99.24% (Cost $992,376)		979,524
OTHER ASSETS LESS LIABILITIES-0.76%		7,538
NET ASSETS-100.00%		$987,062

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Treasury Duration Rotation ETF (TROT)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,714	$(19,802)	$-	$-	$1,912	$19

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.14%
Alabama-0.80%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	$115	$122,381
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	1,175	1,230,940
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	800	827,549
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2042	605	670,228
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2043	55	60,566
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2044	50	54,578
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2045	245	265,170
Auburn University, Series 2016 A, Ref. RB(b)(c)	4.00%	06/01/2026	10	10,000
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	120	123,148
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	510	517,265
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	115	119,560
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	4.00%	07/01/2043	435	424,582
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	500	504,510
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2050	95	100,564
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2055	350	366,080
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2050	500	518,733
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2055	935	963,045
Homewood (City of), AL, Series 2024, RB	5.50%	10/01/2049	115	117,702
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGI)(a)	3.00%	06/01/2050	990	733,850
Huntsville (City of), AL Health Care Authority (The), Series 2020, RB	4.00%	06/01/2045	55	52,121
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	530	578,081
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	650	705,265
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,190	1,270,399
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	875	945,176
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,125	1,209,571
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	3,445	3,579,543
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,240	3,386,603
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	3,590	3,734,023
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	80	57,908
Mobile (County of), Board of School Commissioners, Series 2022 B, RB, (INS - BAM)(a)	4.25%	03/01/2052	120	115,377
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	1,750	1,535,629
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	325	284,817
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,038,235
Pike Road (Town of), AL, Series 2023, GO Bonds	5.00%	03/01/2048	30	31,147
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,195	1,227,693
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	840	803,884
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2044	570	562,756
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2048	20	18,696
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	425	393,740
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	2,070	1,975,823
University of Alabama (The), Series 2016 B, RB	4.00%	10/01/2043	555	544,041
University of Alabama (The), Series 2024 B, RB	4.00%	07/01/2054	115	101,776
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,115	1,162,458
				33,045,213
Alaska-0.03%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	500	446,019
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	95	90,667
Anchorage (Municipality of), AK Solid Waste Services Revenue, Series 2022 A, Ref. RB	4.00%	11/01/2052	300	272,405
Anchorage (Municipality of), AK Solid Waste Services Revenue, Series 2022 A, Ref. RB	5.25%	11/01/2062	500	513,817
				1,322,908
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-1.19%
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2042	$25	$28,010
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2043	10	11,132
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2044	310	341,861
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	80	81,589
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2054	300	302,500
Arizona (State of) Industrial Development Authority (KIPP NYC Public Charter Schools-Jerome Facility ) (Social Bonds), Series 2021 B, RB	4.00%	07/01/2051	575	471,288
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021 A, RB	4.00%	07/01/2051	1,250	1,024,540
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021, RB	4.00%	07/01/2061	400	311,517
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	1,060	853,422
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	700	614,732
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	2,228,336
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2021, RB	4.00%	11/01/2051	35	31,200
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	520	536,264
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	20	20,160
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2042	245	246,493
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	405	401,615
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2048	300	300,093
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2054	360	355,283
Goodyear (City of), AZ, Series 2020, RB, (INS - AGI)(a)	3.00%	07/01/2049	25	18,860
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2045	135	129,622
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	340	321,718
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	1,000	749,822
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	275	256,142
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,150	862,295
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series R-2017D, RB	4.00%	01/01/2048	350	313,263
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017, RB	3.00%	01/01/2048	225	171,562
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	50	46,571
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	45	45,486
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,431
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	3.00%	09/01/2051	885	631,628
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	4.00%	09/01/2051	275	238,438
Maricopa County Pollution Control Corp. (EL PASO Electric Company Palo Verde), Series 2012, Ref. RB	4.50%	08/01/2042	315	315,036
Mesa (City of), AZ, Series 2018, RB	5.00%	07/01/2042	50	51,348
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	115	119,288
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	10	10,491
Phoenix (City of), AZ Industrial Development Authority, Series 2022, RB	3.75%	11/15/2057	1,340	1,104,375
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,000,203
Phoenix Civic Improvement Corp., Series 2019 A, RB	4.00%	07/01/2045	470	459,605
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	1,000	1,027,247
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	380	288,205
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2044	560	556,051
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	515	533,182
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2049	100	95,200
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	1,270	1,297,550
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	635	668,845
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	170	178,864
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	$1,055	$1,134,456
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	1,050	1,105,963
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	125	110,208
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center), Series 2021, Ref. RB	3.00%	04/01/2051	350	250,528
Pinal (county of), AZ, Series 2025, RB, (INS - BAM)(a)	5.25%	08/01/2050	525	560,657
Queen Creek (Town of ), AZ, Series 2024, RB	5.00%	08/01/2054	220	226,984
Queen Creek (Town of ), AZ, Series 2026, COP	5.00%	10/01/2051	25	26,022
Queen Creek (Town of ), AZ, Series 2026, COP	5.25%	10/01/2056	500	527,330
Queen Creek (Town of ), AZ, Series 2026, COP	5.50%	10/01/2065	1,680	1,790,338
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	4.00%	01/01/2045	20	19,843
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	200	209,383
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	2.38%	01/01/2048	15	10,604
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	105	113,260
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	1,935	2,031,676
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	1,600	1,660,252
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	395	430,181
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,080,658
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	2,930	3,082,556
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,615	2,756,616
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	65	71,833
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,050	1,103,052
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	1,465	1,521,570
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	1,450	1,535,857
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	45	49,642
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.00%	01/01/2051	1,475	1,543,647
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.25%	01/01/2055	4,005	4,255,739
University of Arizona Board of Regents, Series 2016 B, RB(b)(c)	5.00%	07/01/2026	250	250,459
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	185	187,910
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,352
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	325	339,565
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2054	20	20,769
University of Arizona Board of Regents (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	550	539,547
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	435	454,151
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	565	584,687
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	08/01/2054	165	144,999
				49,407,657
Arkansas-0.15%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	265	256,435
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	5.00%	12/01/2047	245	246,834
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	3.20%	12/01/2049	630	487,021
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2020, Ref. RB	5.00%	09/01/2044	65	65,427
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	15	15,423
Bentonville School District No. 6, Series 2018 B, Ref. GO Bonds	4.00%	06/01/2047	65	61,411
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	165	120,123
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	3.00%	06/01/2050	465	350,398
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2046	320	315,813
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	464,759
Pulaski (County of), AR (Arkansas Children’s Hospital), Series 2023, RB	4.25%	03/01/2048	10	9,555
Pulaski (County of), AR (Arkansas Children’s Hospital), Series 2023, RB	5.25%	03/01/2053	510	530,095
Pulaski (County of), AR Public Facilities Board, Series 2014, RB	5.00%	12/01/2042	10	10,007
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2047	235	226,766
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2050	30	28,200
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas-(continued)
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	$440	$418,381
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2047	175	134,140
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2051	330	239,077
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	990	1,033,077
University of Arkansas, Series 2022, RB	5.00%	04/01/2052	1,090	1,119,497
				6,132,439
California-16.11%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	770	793,602
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	10	10,676
Alameda County Fire Department, Series 2025, GO Bonds	5.25%	06/01/2055	250	268,724
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	95	99,711
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	760	722,762
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	230	240,170
Anaheim (City of), CA (Election of 2016), Series 2018 A, GO Bonds	4.00%	08/01/2048	100	96,438
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	150	145,587
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2050	95	96,490
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	35	26,490
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	130	136,852
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	10	9,345
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	190	204,022
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	465	491,941
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2042	70	83,267
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2043	390	462,956
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2044	160	188,466
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	60	65,146
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	640	691,364
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	65	71,803
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	265	290,345
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	1,405	1,288,892
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	1,680	1,676,517
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,900	1,821,961
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	90	83,924
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	1,230	897,877
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	2,300	1,532,966
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,089,548
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	300	318,206
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	250	237,956
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	250	262,736
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	415	350,243
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	255	269,201
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	500	518,800
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	675	634,025
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	200	212,323
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	90	66,045
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	380	379,990
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	160	159,996
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	975	974,953
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	70	69,639
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	200	198,955
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	195	193,978
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	105	105,253
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	605	493,228
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	255	251,487
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	840	841,747
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,014
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	5	4,922
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	835	846,820
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	1,275	1,156,038
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	585	585,786
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	735	638,943
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	$740	$768,057
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	135	132,205
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,027,541
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	1,220	963,348
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	815	737,527
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,025	1,019,618
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	675	550,927
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	995,834
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	600	597,501
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	255	171,839
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	145	113,389
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	620	484,837
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	410	399,954
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,585	1,235,380
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	85	82,885
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	120	91,134
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	170	147,782
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	85	90,348
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	460	373,900
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	30	20,403
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	85	67,066
California (State of), Series 2021, GO Bonds	2.38%	10/01/2051	75	48,099
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,273,822
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,475	1,499,666
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,800	1,942,370
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	195	206,719
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	810	857,340
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	70	75,393
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,110	1,087,018
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,990	1,530,656
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	975	1,020,485
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	965	978,636
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,090	1,112,247
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	900	975,204
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,115	1,131,753
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,755	1,911,053
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	2,010	2,193,045
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,150	1,237,392
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,330	1,452,638
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,321,334
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,561,028
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,210	1,229,684
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	340	355,334
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,200	2,411,882
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	2,585	2,614,498
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,500	2,738,566
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	560	624,246
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	1,000	1,101,168
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,300	1,449,064
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,570	1,713,507
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,155	1,260,573
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	108,905
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,190	2,337,684
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,000	979,114
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	20	21,351
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	15	16,586
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	305	294,213
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,370	1,442,972
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,015	973,917
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	140	150,091
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	$80	$80,967
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,495	1,646,247
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	430	432,510
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,080	1,183,294
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	430	481,415
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	270	303,598
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	565	628,482
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	525	586,379
California (State of), Series 2025, GO Bonds	5.00%	11/01/2043	60	66,522
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	1,855	2,043,198
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	885	978,404
California (State of), Series 2025, GO Bonds	5.00%	08/01/2045	170	186,637
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	365	398,236
California (State of), Series 2025, GO Bonds	5.00%	11/01/2046	145	156,990
California (State of), Series 2025, GO Bonds	5.00%	11/01/2047	500	540,237
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	900	897,875
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,000	2,143,145
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	1,845	1,976,095
California (State of), Series 2025, GO Bonds	5.00%	11/01/2050	1,310	1,396,710
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	2,690	2,835,919
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	110	118,444
California (State of), Series 2025, GO Bonds	5.00%	11/01/2055	500	526,275
California (State of), Series 2025, Ref. GO Bonds	4.13%	03/01/2045	700	706,419
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	780	853,389
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	1,555	1,707,176
California (State of), Series 2026, GO Bonds	5.00%	10/01/2042	550	622,641
California (State of), Series 2026, GO Bonds	5.00%	10/01/2043	350	393,420
California (State of), Series 2026, GO Bonds	5.00%	10/01/2044	1,000	1,111,945
California (State of), Series 2026, GO Bonds	5.00%	10/01/2045	415	458,066
California (State of), Series 2026, GO Bonds	5.00%	10/01/2046	100	109,417
California (State of), Series 2026, GO Bonds	5.00%	10/01/2048	595	643,991
California (State of), Series 2026, GO Bonds	4.13%	10/01/2051	150	148,732
California (State of), Series 2026, GO Bonds	5.25%	10/01/2051	1,990	2,180,464
California (State of), Series 2026, GO Bonds	5.00%	10/01/2056	2,295	2,425,486
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2047	1,500	1,637,445
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2048	35	35,297
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2051	655	699,985
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2056	1,650	1,747,934
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	380	356,554
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2047	500	500,167
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	3,410	3,597,021
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	2,000	2,391,178
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-4, RB	5.00%	06/01/2043	70	83,691
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	1,750	2,052,491
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	815	946,090
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	3,150	3,578,311
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,570	1,765,276
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	1,310	848,130
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	330	343,421
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	550	543,304
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	990	990,858
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,040	952,738
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	$675	$724,257
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	905	961,369
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,335	1,441,732
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	795	737,245
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	1,375	1,443,665
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,185	884,009
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,085	3,897,154
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	830	611,839
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	785,764
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	895	817,733
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	540	540,987
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	615	595,804
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	635	606,158
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	15	15,855
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	1,225	1,117,302
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,000	1,028,278
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	110	119,171
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	2,135	2,109,993
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	600	607,645
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	295	285,578
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	5,915	5,543,778
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	2,000	2,224,437
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	750	665,056
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	1,065	1,071,136
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,170	1,074,803
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	610	590,745
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	3.00%	06/01/2047	40	31,762
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	4.00%	06/01/2050	795	712,971
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	185	185,107
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	1,950	1,462,245
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	775	696,237
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	840	725,800
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	350	387,948
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	560	617,220
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	945	1,037,159
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,420	1,546,244
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	4.25%	08/15/2052	25	24,017
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	$2,130	$1,998,795
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	470	505,561
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	845	838,254
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,855	1,860,212
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	690	625,275
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	75	75,313
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	485,262
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	145	145,605
California (State of) Health Facilities Financing Authority(Providence Health), Series 2014 B, RB	4.25%	10/01/2044	5	4,763
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,475	1,445,838
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,000	1,020,534
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,030,364
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,005	1,048,036
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	620	637,157
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	185	190,484
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	215	219,645
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	300	305,071
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,160	1,172,004
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	195	196,075
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	580	572,840
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	540	524,671
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	55	50,742
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	300	317,707
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	104,242
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	415	312,397
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,215	1,126,376
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	508,296
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	500	514,933
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	205	209,008
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,299
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	580	611,972
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,000	1,006,561
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	1,275	1,348,223
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	35	39,692
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	930	943,454
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.13%	10/01/2047	$140	$140,403
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	100	101,945
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	90	90,619
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	215	198,143
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	30	28,043
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	240	199,158
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	760	590,871
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	205	179,082
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,065	1,030,149
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	760	763,720
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	895	895,961
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	340	342,060
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	475	416,332
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	240	228,854
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	200	145,962
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	10	10,227
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	40	40,083
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	40	39,996
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	430	437,312
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017, RB	4.00%	06/01/2047	25	24,545
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	335	345,095
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	1,525	1,536,991
California (State of) Municipal Finance Authority (Samuel Merritt University), Series 2022, RB	5.25%	06/01/2053	1,100	1,136,218
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.25%	09/01/2051	750	798,179
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2056	655	707,549
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.00%	09/01/2060	500	517,738
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2060	440	474,579
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	285	296,489
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	60	62,306
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	60	60,379
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	11/21/2045	765	779,106
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	805	804,935
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	395	419,226
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	650	606,717
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	765	718,047
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	430	436,331
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	935	916,998
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	900	947,423
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	165	182,090
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	$780	$856,852
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	600	653,650
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,080,658
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,860	1,960,793
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	210	219,537
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	785	770,125
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	105	115,406
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2046	350	377,421
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	1,250	1,322,803
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2042	340	381,258
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2043	350	390,383
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2044	260	287,201
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2045	220	240,745
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2046	310	335,369
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2047	930	997,808
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2050	770	817,287
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2045	320	348,593
California (State of) Public Works Board (Various Capital), Series 2026 A, RB	5.00%	09/01/2049	300	318,675
California (State of) Public Works Board (Various Capital), Series 2026 A, RB	5.00%	09/01/2050	30	31,815
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	790	793,386
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	195	168,964
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	240	171,094
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	930	888,913
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,860	1,333,270
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,101,881
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	385	244,547
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	330	308,310
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	250	254,426
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	255	245,731
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	445	415,561
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	610	538,527
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	150	150,024
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	430,683
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	615	643,947
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,120	1,180,899
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	220	200,177
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	430	431,209
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	265	270,764
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	335	339,993
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2026, RB, (INS - Cal-Mortgage)(a)	5.00%	04/01/2056	$200	$205,584
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	1,245	1,249,176
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,500	1,546,156
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	15	15,044
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2042	35	35,279
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2050	170	170,242
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	315	314,992
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	860	861,121
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	915	905,335
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	425	425,345
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	845	857,632
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	770	777,736
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	98,747
California State University, Series 2019 A, RB	5.00%	11/01/2044	170	178,055
California State University, Series 2019 A, RB	5.00%	11/01/2049	55	56,702
California State University, Series 2020 C, RB	4.00%	11/01/2045	570	566,248
California State University, Series 2020 C, RB	3.00%	11/01/2051	650	488,164
California State University, Series 2023 A, RB	5.25%	11/01/2048	695	748,900
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,150	1,228,712
California State University, Series 2024 A, RB	5.50%	11/01/2045	585	661,486
California State University, Series 2024 A, RB	5.50%	11/01/2046	290	325,210
California State University, Series 2024 A, RB	4.00%	11/01/2049	585	561,682
California State University, Series 2024 A, RB	5.50%	11/01/2049	210	231,673
California State University, Series 2024 A, RB	4.00%	11/01/2055	690	643,581
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,125	1,230,229
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	310	352,649
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	155	175,004
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	405	454,486
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	730	811,903
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	445	489,923
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	280	305,445
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	480	522,625
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	750	759,713
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	1,770	1,909,735
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	5	3,991
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	483,185
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	240	228,971
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	125	122,024
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	590	636,316
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2043	400	452,490
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2044	250	280,354
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	25	27,678
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	200	200,118
Chaffey Joint Union High School District (Election of 2012), Series 2019 D, GO Bonds	4.00%	08/01/2049	940	906,776
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	590	561,092
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	250	236,345
Chico Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2049	35	35,282
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	545	539,283
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	3,550	2,912,339
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	225	231,280
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	375	391,575
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	490	490,040
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,225	1,303,350
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	390	406,329
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	$1,315	$1,262,683
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	300	296,953
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	500	500,162
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	125	130,200
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	950	991,327
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	705	660,568
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	120	119,735
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	305	286,595
Corona-Norco Unified School District (Election of 2014), Series 2026 D, GO Bonds	5.00%	08/01/2049	200	212,516
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	330	312,466
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	820	776,431
Desert Community College District (Election of 2016), Series 2026, GO Bonds	5.00%	08/01/2051	860	915,954
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	500,062
Desert Sands Unified School District (Election Of 2024), Series 2025, GO Bonds	4.00%	08/01/2050	530	514,523
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	650	630,485
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,125	1,066,495
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.00%	08/01/2057	300	281,448
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2057	440	464,581
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	400	393,773
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	550	542,370
East Bay Municipal Utility District, Series 2017 A, RB	4.00%	06/01/2045	25	25,000
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	310	314,196
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	265	278,110
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	620	657,491
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,310	1,378,873
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,071,595
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	875	931,045
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2056	795	849,538
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	430	435,471
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	15	15,345
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	255	241,741
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	540	600,248
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	390	391,388
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	90	85,923
Elk Grove Unified School District (Election of 2024), Series 2026, GO Bonds	4.50%	08/01/2053	250	251,535
Elk Grove Unified School District (Election of 2024), Series 2026, GO Bonds	4.50%	08/01/2055	500	502,202
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	60	58,079
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	1,420	1,406,242
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	840	840,193
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	285	299,397
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	455	490,542
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	908	882,621
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	3,098	3,011,408
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,085	1,072,287
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,300	2,964,507
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,250	1,028,897
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	200	199,912
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	225	223,831
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	320	312,858
Fremont Union High School District, Series 2026, GO Bonds	4.13%	08/01/2050	150	148,575
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	85	84,911
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	760	730,374
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	415	389,706
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	125	116,236
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2051	485	465,689
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	403,112
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	380	400,592
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	510	475,288
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	$105	$108,751
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	530	548,935
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	200	208,569
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2055	100	103,942
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	25	19,534
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	585	556,805
Glendale Community College District, Series 2025 A, GO Bonds	4.13%	08/01/2050	830	803,037
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2050	275	292,375
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2055	605	637,696
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	59,997
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	405	320,101
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	300	308,695
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	595	580,834
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2026 D, GO Bonds	5.00%	08/01/2056	200	211,511
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	35	36,700
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	465	464,494
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	155	154,989
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	105	108,402
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,370	1,373,485
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	475	468,310
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	585	554,051
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	435	438,659
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	665	632,710
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	255	241,509
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2050	300	318,334
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	10	10,523
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	265	276,950
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	220	220,822
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	25	25,044
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	53,859
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2060	515	549,344
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	475	475,813
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	1,360	1,322,292
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	785	828,119
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,476,997
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	625	659,157
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	200	200,632
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	15	13,599
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	455	452,989
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	960	781,985
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	1,830	1,752,593
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	187,566
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	190	159,567
Lodi Unified School District (Election of 2016), Series 2021, GO Bonds	3.00%	08/01/2046	160	128,332
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	95	96,061
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,030	1,078,293
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	130	133,956
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	75	69,293
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	575	540,301
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	640	688,711
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	1,645	1,741,108
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	470	369,115
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2048	100	77,148
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,400	1,055,832
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	420	404,027
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	$725	$687,290
Long Beach Unified School District (Election of 2016), Series 2026 D, GO Bonds	4.00%	08/01/2052	200	190,201
Long Beach Unified School District (Election of 2016), Series 2026 D, GO Bonds	4.00%	08/01/2053	20	18,960
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.38%	08/01/2053	250	250,148
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.50%	08/01/2057	350	352,407
Los Altos Elementary School District (Election of 2024), Series 2026 A, GO Bonds	5.00%	08/01/2055	200	210,667
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2043	165	170,232
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	35	35,714
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	780	850,434
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	1,000	1,060,964
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	375	416,419
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	500	550,617
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	25	28,268
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	90	101,029
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	1,445	1,533,499
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	1,010	1,082,982
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	110	122,756
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	750	760,277
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	160	169,159
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	560	533,526
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	435	489,505
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	30	33,033
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	675	736,038
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	235	239,107
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	500	512,266
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	80	77,838
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	25	27,866
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	1,500	1,598,073
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	145	158,079
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,485	1,599,311
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	695	721,386
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	10	10,196
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,000	1,053,764
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	570	592,284
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,585	1,542,170
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	115	119,901
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,265	1,273,726
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,005	1,009,088
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	25	25,187
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	70	70,423
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	195	184,069
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	785	794,985
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	445	449,639
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	695	711,846
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	330	334,483
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	280	286,787
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	5	5,068
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	55	56,093
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	25	25,300
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	90	91,668
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	375	387,221
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,085	1,114,078
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	645	654,150
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	125	130,770
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	$65	$66,069
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	736,800
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	805	818,237
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	345	362,715
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,028,785
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	425	437,234
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	170	173,766
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	670	681,515
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	125,539
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	260	269,675
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,280	1,304,138
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	95	96,791
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	280	297,347
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	435	460,736
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	1,530	1,578,353
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,070	2,135,570
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	505	533,978
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	370	390,278
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	525	540,422
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	400	375,321
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	255	270,666
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	58,649
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	355	375,371
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	415	440,710
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	410	434,257
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	540	569,595
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	555	572,580
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,080	1,103,005
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	500	515,284
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	295	306,701
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	145	156,003
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	475	508,647
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	430	459,082
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	290	299,423
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	511,739
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	1,460	1,548,252
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	285	303,189
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	225	241,909
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	240	257,219
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	825	874,868
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2045	210	221,098
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	190	198,517
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	750	774,289
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	410	441,070
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	400	422,315
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	540	561,815
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	75	77,243
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	175	179,747
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	80	83,488
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,090	1,129,590
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	295	302,529
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	1,090	1,124,250
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2044	100	109,039
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2055	1,000	1,029,475
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	635	690,638
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	525	557,280
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	500	530,743
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	250	259,401
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2051	400	412,382
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	1,250	1,287,303
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	$400	$410,850
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2044	900	966,875
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2043	250	271,857
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2044	250	268,388
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2046	500	527,218
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2048	500	520,878
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2050	500	517,179
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2053	500	525,450
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2056	500	523,571
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2041	1,300	1,422,101
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	800	870,095
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2043	300	325,086
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2044	800	856,299
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2045	800	849,188
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2046	550	578,661
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2047	1,500	1,566,724
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2052	700	720,890
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.25%	07/01/2056	200	209,032
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	180	183,448
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	90	91,789
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	105	107,011
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,010	1,051,196
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	650	651,462
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	90	94,395
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	70	72,448
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	210	235,912
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	480	509,300
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	395	434,330
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	42,233
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	635	677,242
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	35	38,023
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	125	142,879
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2042	30	33,980
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2043	60	67,388
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	75	83,544
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	325	358,335
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	350	381,760
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	510	551,232
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,750	1,890,863
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	575	616,425
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	225	246,106
Los Angeles (County of), CA Public Works Financing Authority, Series 2026, RB	5.00%	03/01/2056	130	136,493
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	605	605,060
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	295	311,151
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	1,075	803,514
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	595	589,212
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	365	365,180
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	765	818,525
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	320	338,453
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	245	258,331
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	235	243,667
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	475	483,827
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	930	886,245
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	$1,580	$1,587,933
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	60	49,987
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	2,630	2,643,205
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	625	618,983
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	60	61,904
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	600	618,193
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	50	54,776
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	805	859,408
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	845	907,593
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	440	488,598
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	310	347,880
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	225	247,026
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,450	1,563,636
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	680	758,916
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	935	1,036,895
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	640	703,891
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	370	403,690
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,185	1,136,481
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	905	978,903
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	225	186,270
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	1,155	1,122,136
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	695	695,260
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	230	244,988
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	410	445,929
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	20	19,588
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	825	779,791
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	480	500,291
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	560	576,372
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	80	84,848
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	25	25,953
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	335	355,116
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	65	69,177
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	340	320,785
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	40	37,980
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	130	141,288
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	320	345,962
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	15	15,506
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	685	671,245
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	960,184
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)(e)	5.25%	05/01/2051	600	647,119
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)(e)	5.25%	05/01/2056	500	533,564
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	985	749,515
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	260	253,455
Moreno Valley Unified School District (Election of 2024), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2050	15	15,901
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,010	1,984,423
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	80	75,332
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	60	55,425
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2051	200	214,555
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2056	250	264,939
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	510	512,978
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	1,570	1,512,264
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	270	283,805
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2046	100	99,715
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	95	92,188
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	533,554
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,000	1,075,974
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	465	465,194
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	1,695	1,744,162
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2045	5	5,407
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.25%	05/01/2050	$1,895	$2,009,831
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.50%	05/01/2055	2,095	2,249,105
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	383,771
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	1,000	999,987
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,170	1,113,704
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds(b)(c)	4.00%	08/01/2026	265	265,596
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	788,624
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	345	347,626
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	480	472,555
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	185	139,521
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	1,400	1,459,468
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	220	213,489
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	170	126,808
Oakland (City of), CA, Series 2025 B-1, GO Bonds	5.00%	07/15/2055	15	15,646
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	500	532,284
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	640	623,877
Ohlone Community College District, Series 2016 C, GO Bonds(b)(c)	4.00%	08/01/2026	20	20,045
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	250	238,252
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	275	291,011
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	175	174,703
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	250	267,418
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	25	25,018
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	355	359,069
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	100	102,764
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	1,245	1,210,235
Palm Springs Unified School District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	550	540,122
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,100	1,030,637
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	135	133,584
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	240	244,254
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	185	194,297
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	355	337,072
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2050	790	860,489
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	25	26,204
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	805	833,440
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	255	271,634
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	245	258,758
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2054	255	267,258
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	225	225,686
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	1,500	1,442,263
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	85	69,591
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	300	280,829
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	340	334,775
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	175	175,854
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	515	541,015
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	250	261,183
Redondo Beach Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2055	275	278,363
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	205	214,867
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	350	375,232
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	420	361,658
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,095,546
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	660	711,187
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,965	1,968,622
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	3,960	4,173,110
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	4,400	4,086,281
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	150	120,811
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	510	541,423
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	510	511,302
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	500	535,632
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	630	660,790
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	250	267,246
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	$1,465	$1,550,753
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	842	828,277
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	945	717,219
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	445	426,653
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	600	573,685
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	150	141,109
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	335	335,033
Roseville Joint Union High School District (Election of 2007), Series 2025, GO Bonds	4.63%	08/01/2053	250	252,492
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	720	739,170
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	355	360,806
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	1,065	799,827
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	910	912,768
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	990	988,758
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	680	705,693
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	1,125	1,195,532
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	1,300	1,365,894
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	625	665,869
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,705	1,795,523
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	905	852,693
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	500	524,351
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	350	364,637
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	575	603,004
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	1,610	1,676,003
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.50%	08/01/2054	590	638,501
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	455	439,945
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	580	610,662
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	165	177,576
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,030	1,073,933
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	245	260,098
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	21,240
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	650	676,172
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	205	189,994
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	520	520,451
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	480	471,222
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	360	306,733
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	310	303,380
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	970	949,285
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	287,959
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	1,040	1,098,755
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	700	731,525
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	70	71,222
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	360	372,698
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	41,286
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	385	386,024
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	3.00%	08/01/2049	450	347,056
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	390	410,899
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	340	354,305
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	210	225,943
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	270	261,469
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	390	371,480
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	270	286,900
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,070	1,123,856
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	200	211,635
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	$710	$751,731
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	120	126,671
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2051	250	267,622
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2056	100	105,746
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	645	672,437
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	275	263,284
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,150	1,214,775
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	435	460,566
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	610	636,783
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	980	1,046,446
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	135	137,322
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	10	10,109
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	455	474,565
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	805	825,504
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	430	425,279
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	505	532,986
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	705	663,514
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	475	492,015
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,310	1,207,707
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,040	1,071,707
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	15	16,246
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	20	21,431
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	70	74,139
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	185	209,109
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	200	224,718
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	420	467,792
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	250	275,486
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	1,600	1,552,216
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	2,270	2,394,438
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	220	185,314
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	250	250,531
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	380	258,241
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,035	785,125
San Diego Unified School District, Series 2021 L-2, GO Bonds	2.25%	07/01/2045	65	46,314
San Diego Unified School District (Election of 2008) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	75	79,540
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,230	1,086,126
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,885	3,803,476
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	580	562,047
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	2,600	2,505,159
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	65	77,734
San Diego Unified School District (Election of 2012), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2044	50	59,205
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	300	297,519
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	405	334,801
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	105	101,170
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	4.13%	07/01/2050	40	39,291
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	400	423,008
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	150	164,126
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,275	1,352,177
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,160	1,098,011
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,415	1,339,384
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	943,930
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	15	15,042
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	435	463,208
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2046	310	338,330
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	$250	$270,258
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	2,325	2,483,539
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2051	20	19,146
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	220	208,294
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	1,580	1,637,689
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	630	684,059
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB(b)(c)	5.00%	06/02/2026	695	695,039
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	40	40,395
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	10	10,175
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	80	81,708
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	85	87,008
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	365	391,195
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2044	15	16,322
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	245	258,909
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,050,819
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB(e)	5.00%	05/01/2046	300	325,869
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB(e)	5.25%	05/01/2046	650	719,841
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	755	744,498
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	305	317,769
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	20	21,032
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	970	967,843
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	70	71,987
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	20	21,523
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	250	267,598
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	235	250,115
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	15	14,787
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	300	293,505
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	230	223,498
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	887,580
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	855	818,273
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	55	56,568
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	535	568,252
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,980	2,082,121
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	635	485,163
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	590	568,308
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	810	871,206
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	300	319,611
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	55	55,640
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	1,510	1,624,880
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	370	393,136
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	$2,510	$2,648,717
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	90	86,691
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	440	427,069
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	300	277,685
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	855	721,355
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	1,230	1,246,342
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 D, GO Bonds	4.00%	08/01/2042	475	475,208
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	1,100	831,062
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	2,640	2,418,552
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	500	488,784
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	2,505	2,479,908
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	75	79,942
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2041	25	28,552
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2042	85	96,437
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2043	30	33,733
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2044	220	244,670
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2045	25	27,528
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	615	470,769
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	420	420,165
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	1,020	1,010,640
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	725	717,945
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,145	1,227,642
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,700	1,530,543
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	975,820
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,050	1,062,536
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	630	634,756
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,363
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,145	1,220,301
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	455	457,542
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	490	490,702
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	140	139,027
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	385	372,497
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	350	373,497
San Leandro Unified School District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2052	70	73,926
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	90	84,497
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	30	28,083
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	730	726,594
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,180	1,275,905
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	465	498,502
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	515	513,317
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	130	135,907
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	255	263,289
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,250	1,003,394
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	360	341,299
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	$20	$20,694
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	100	71,802
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	350	346,190
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	400	420,190
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	365	368,167
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	100	96,256
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	360	340,724
Santa Barbara Community College District, Series 2025 A, GO Bonds	6.00%	08/01/2055	500	568,663
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	325	323,749
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	320	260,037
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	250	197,178
Santa Clara (County of), CA Financing Authority, Series 2026 A, Ref. RB	4.00%	11/01/2053	290	276,634
Santa Clara (County of), CA Financing Authority, Series 2026 A, Ref. RB	4.13%	11/01/2055	85	80,998
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	1,030	990,200
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,495	1,329,438
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	160,459
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	25	24,223
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	265	202,496
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	675	715,397
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	520	493,219
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	1,125	1,122,102
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	25	25,829
Santa Monica-Malibu Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	1,600	1,671,342
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	527,892
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	523,010
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	190	204,981
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	230	239,675
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	150	142,339
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	980,881
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	152,037
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	340	326,367
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	75	73,614
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,150	1,187,368
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	1,315	1,371,197
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	40	42,809
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	40	41,394
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	500	512,097
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	500	534,493
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2044	400	433,769
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2045	400	429,848
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2046	100	106,430
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2047	100	105,006
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2050	1,250	1,295,745
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.25%	07/01/2053	500	528,568
Southern California Water Replenishment District, Series 2015, Ref. RB	4.00%	08/01/2045	240	234,980
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	95	93,824
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	685	668,691
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	265	283,057
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	$150	$158,958
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	415	438,379
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	370	368,090
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	240	231,294
Sunnyvale School District, Series 2015, Ref. GO Bonds(b)(c)	4.00%	07/07/2026	515	515,722
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	105	110,680
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,180	1,174,739
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	1,000	1,037,292
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	1,365	1,379,646
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	310	311,473
University of California, Series 2016 K, RB	4.00%	05/15/2046	275	267,236
University of California, Series 2017 AV, RB	5.25%	05/15/2042	880	897,018
University of California, Series 2017 AV, RB	4.00%	05/15/2045	230	227,612
University of California, Series 2017 AV, RB	5.00%	05/15/2047	250	253,113
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,350	1,394,973
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	20	19,292
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	75	76,709
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	30	30,661
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	220	226,809
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	60	63,458
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	50	52,752
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	525,819
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,215	2,174,812
University of California, Series 2020 BE, Ref. RB	2.50%	05/15/2050	800	553,673
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	530	506,888
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	715	706,228
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	885	842,110
University of California, Series 2022 BK, RB	5.00%	05/15/2052	2,710	2,825,468
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	470	515,345
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	750	819,033
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	1,495	1,623,938
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	15	16,629
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	395	435,901
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	1,070	1,173,775
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	440	479,570
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	310	343,657
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	340	375,206
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	300	326,980
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	30	32,517
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,040	2,144,085
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	290	318,126
University of California, Series 2025 CC, RB	5.00%	05/15/2041	340	380,887
University of California, Series 2025 CC, RB	5.00%	05/15/2042	80	89,173
University of California, Series 2025 CC, RB	5.00%	05/15/2044	280	307,860
University of California, Series 2025 CC, RB	5.00%	05/15/2045	470	513,620
University of California, Series 2025 CC, RB	5.00%	05/15/2046	260	282,044
University of California, Series 2025 CC, RB	5.00%	05/15/2047	685	737,186
University of California, Series 2025 CC, RB	5.00%	05/15/2053	2,905	3,070,899
University of California, Series 2025 CC, RB	4.00%	05/15/2055	1,070	1,000,252
University of California, Series 2025 CC, RB	5.25%	05/15/2055	495	532,294
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2042	100	112,539
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2043	140	156,429
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2042	350	393,887
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2043	100	111,735
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2044	485	537,732
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2045	140	154,193
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	595	604,893
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	735	706,690
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,307
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	775	800,520
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	$240	$230,845
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	570	582,771
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	850	864,145
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	310	318,336
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	1,245	1,307,841
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	1,455	1,091,450
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,275	1,195,533
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	50	46,228
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	420	421,312
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	189,785
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	780	765,708
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	260	244,925
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	35	37,229
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	890	849,676
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	530	561,719
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	23,380
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	610	662,753
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	505	543,976
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	510	489,262
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	235	217,759
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	610	644,772
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,005	943,808
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	450	469,280
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	24,798
				668,226,399
Colorado-2.00%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	20	20,367
Adams & Weld Counties School District No. 27J Brighton, Series 2022, GO Bonds	4.00%	12/01/2046	45	43,736
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	655	694,291
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	500	526,325
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	365	356,759
Arapahoe County School District No 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2047	535	588,651
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	395	447,422
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	710	800,392
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	455	510,054
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	500	556,007
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2045	1,000	1,121,333
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2046	500	555,108
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2048	500	546,588
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	150	156,913
Arista Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	4.50%	12/01/2058	45	43,113
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2043	215	218,498
Aurora (City of), CO, Series 2021, RB	2.25%	08/01/2051	2,050	1,289,853
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	850	782,740
Aurora (City of), CO, Series 2025, RB	4.13%	08/01/2055	345	325,099
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2043	160	183,235
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	285	260,403
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	1,045	1,029,524
Board of Water Commissioners City & County of Denver (The), Series 2020 A, RB	3.00%	09/15/2049	555	434,471
Board of Water Commissioners City & County of Denver (The), Series 2021 A, RB	2.13%	12/15/2050	2,460	1,562,189
Brighton (City of), CO (Water System), Series 2025, RB	4.25%	06/01/2055	375	359,296
Colorado (State of), Series 2017 J, COP	4.00%	03/15/2042	300	297,649
Colorado (State of), Series 2018 N, COP	4.00%	03/15/2043	25	24,712
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2019, COP	4.00%	03/15/2044	$530	$523,639
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	485	470,567
Colorado (State of), Series 2021 S, COP	4.00%	03/15/2046	810	768,280
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	20	22,989
Colorado (State of), Series 2024, COP	5.00%	11/01/2049	85	88,926
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	1,900	1,969,723
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	720	767,499
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.50%	12/01/2054	590	630,694
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	180	191,523
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	530	556,906
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	1,100	1,105,059
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2026 A, RB	4.63%	03/01/2051	1,075	1,066,270
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2026 A, RB	5.25%	03/01/2056	630	658,254
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	1,285	1,239,082
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	309,035
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	880	813,555
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	2,455	2,177,077
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,280	1,649,659
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	970	881,129
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	70	70,936
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	860	770,499
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	610	566,679
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,210	3,276,006
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	1,515	1,166,369
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,665	1,465,808
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,000	1,057,809
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,047,305
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	360	372,738
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services), Series 2018, RB	5.00%	12/01/2048	400	398,431
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025 A, RB	5.25%	12/01/2050	80	83,208
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025, RB	5.50%	12/01/2055	500	523,827
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	600	620,705
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	4.00%	05/15/2052	165	148,171
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	500	511,556
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	420	442,036
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	475	496,744
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2054	920	938,140
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	95	97,127
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	1,165	1,119,864
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	555	556,844
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	773,588
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,050	758,845
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2048	65	68,965
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	255	267,022
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	115	118,797
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2045	140	139,508
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2050	$185	$170,396
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	230	226,455
Colorado Springs (City of), CO, Series 2022 B, RB	5.00%	11/15/2047	60	62,957
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	765	805,571
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	1,005	1,073,044
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	165	174,776
Colorado Springs (City of), CO, Series 2024 A, RB	5.00%	11/15/2049	500	525,654
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	545	580,437
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	170	188,245
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	115	126,207
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	1,430	1,535,401
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	1,665	1,782,753
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	30	31,755
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	1,435	1,431,834
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	500	500,974
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	880	881,209
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	615	592,198
Denver (City & County of), CO, Series 2018 A, COP	4.00%	06/01/2048	1,000	935,380
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	180	180,378
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	820	820,561
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2048	10	10,136
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,165	1,072,927
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	1,000	1,045,176
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	100	104,346
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	25	25,029
Denver (City & County of), CO Board of Water Commissioners (The), Series 2017 A, RB	4.00%	09/15/2042	170	168,819
Denver (City & County of), CO Board of Water Commissioners (The), Series 2020 A, RB	3.00%	09/15/2048	500	395,704
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,272
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	75	78,086
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	1,255	1,268,412
Denver (City & County of), CO Health & Hospital Authority, Series 2025 A, RB	5.13%	12/01/2050	810	806,855
Denver City & County School District No. 1, Series 2017, GO Bonds	4.00%	12/01/2041	55	55,033
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	485	414,986
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	90	97,509
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	550	592,205
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	840	890,372
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	800	906,695
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	470	529,028
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.50%	12/01/2044	30	34,042
Denver City & County School District No. 1, Series 2025 C, GO Bonds	5.50%	12/01/2046	10	11,159
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2047	500	553,209
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2049	1,290	1,415,398
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	330	366,448
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	135	148,982
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2043	320	351,154
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	75	81,581
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	340	349,096
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2048	405	375,951
El Paso County School District No. 3 Widefield, Series 2025 B, GO Bonds	5.25%	12/01/2055	500	524,894
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	190	195,244
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	1,350	1,381,241
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	1,000	1,069,823
Metro Water Recovery, Series 2020 A, RB	2.50%	04/01/2045	50	38,265
Metro Water Recovery, Series 2026 A, RB	5.00%	04/01/2051	300	317,194
Park Creek Metropolitan District, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2046	640	605,021
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	810	811,750
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	490	496,293
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.63%	07/01/2052	35	34,276
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	50	50,366
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	$660	$660,750
Ravenna Metropolitan District, Series 2023, Ref. GO Bonds, (INS - AGI)(a)	4.50%	12/01/2054	5	4,849
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	660	653,722
University of Colorado, Series 2025 C-1, RB	5.25%	06/01/2055	50	52,939
Vail (Town of), CO, Series 2025, COP	5.50%	12/01/2064	300	319,610
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	140	145,724
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	375	372,974
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	520	540,050
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,160
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	675	718,303
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	1,010	996,489
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	520	541,031
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	95	99,471
				82,912,355
Connecticut-0.42%
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	710	757,079
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	268,110
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2042	20	21,603
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	40	44,184
Connecticut (State of), Series 2024 B, GO Bonds	4.00%	01/15/2043	400	399,428
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2042	120	133,084
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2043	10	11,024
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	45	49,768
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	408,177
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	30	32,546
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	485	537,136
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	10,032
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	775	841,909
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	610	669,354
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.25%	07/01/2042	35	38,857
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2042	40	44,110
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	548,277
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2044	15	16,313
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2042	1,540	1,713,730
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB(b)(c)	4.13%	06/04/2026	1,170	1,170,130
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB(b)(c)	5.00%	06/04/2026	130	130,024
Connecticut (State of) Health & Educational Facilities Authority, Series 2016 Q-1, RB(b)(c)	5.00%	07/01/2026	400	400,735
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	55	55,620
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	8,633
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	259,902
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	670	614,553
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Childrens Medical), Series 2023, RB	5.25%	07/15/2048	320	335,375
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	175	173,521
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2046	225	211,972
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	500	451,380
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.50%	07/01/2051	1,600	1,712,690
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.50%	07/01/2055	1,000	1,062,579
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2042	500	550,563
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2043	250	273,522
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2051	500	541,264
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	$2,000	$2,152,361
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2049	35	31,750
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2016 K, RB	4.00%	07/01/2046	60	56,056
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	190	190,195
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	450	468,462
University of Connecticut, Series 2023 A, RB	5.50%	11/15/2053	10	10,850
				17,406,858
Delaware-0.12%
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	920	929,357
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2018, RB	5.00%	11/15/2048	535	535,494
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	375	364,740
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	257,517
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	59,062
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	525	540,044
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	685	613,125
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.25%	10/01/2051	1,000	1,059,000
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	110	109,789
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	685	685,010
				5,153,138
District of Columbia-1.54%
District of Columbia, Series 2015, Ref. RB	4.00%	07/15/2040	560	558,444
District of Columbia, Series 2015, Ref. RB	5.00%	07/15/2044	10	10,008
District of Columbia, Series 2016 A, GO Bonds(b)(c)	4.00%	06/01/2026	10	10,000
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	55	55,320
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2042	50	50,064
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	580	588,320
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	210	215,635
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	1,405	1,455,628
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	685	684,989
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	680	707,534
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	754,955
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	610	601,753
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	700	688,929
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	540	561,582
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	962,086
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,041,672
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	850	920,317
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	420	452,392
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	990	1,036,418
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	895	961,470
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	190	205,845
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	155	167,193
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	355	377,634
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	510	540,778
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	315	344,222
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	110	119,510
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	570	616,371
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	1,930	2,050,565
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	90	99,541
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	600	659,786
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	1,090	1,193,231
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	460	498,932
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	$290	$312,113
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2046	165	176,161
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,765	1,851,950
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2042	275	304,877
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2043	30	33,065
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	430	469,872
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	80	86,695
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	2,125	2,229,694
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	2,140	2,284,956
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2043	15	16,674
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2045	105	114,588
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	300,400
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	405	403,398
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	680	690,724
District of Columbia Water & Sewer Authority, Series 2019 A, RB	4.00%	10/01/2049	60	55,746
District of Columbia Water & Sewer Authority, Series 2022 C-1, RB	4.00%	10/01/2047	455	435,419
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	45	49,593
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	345	378,070
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	590	593,527
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	25	25,394
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	330	342,651
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	355	326,541
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,090	1,118,059
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,275	1,205,809
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	3,900	3,449,299
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	495	423,805
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,540	1,129,900
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	520,789
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2053	1,285	1,126,949
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	1,940	1,709,149
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2053	130	91,312
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,445	1,466,961
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	560	568,013
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	465,508
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	925	953,945
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	75	79,606
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	1,570	1,639,009
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	175	183,650
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	2,000	2,055,252
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.50%	07/15/2060	625	668,668
Washington Metropolitan Area Transit Authority, Series 2025, RB	5.25%	07/15/2050	1,750	1,864,332
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	410	434,393
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	290	243,518
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	810	811,080
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	740	716,870
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	795	821,288
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,280	1,247,717
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	910	947,209
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	690	736,162
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	1,950	2,037,155
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	155	165,628
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	135	143,782
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2045	70	73,833
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	600	579,540
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,285	1,320,790
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	1,060	1,022,281
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	1,305	1,341,986
				64,036,479
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-4.45%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	$2,175	$2,054,417
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	435	435,246
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	370	287,158
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,350	1,192,357
Atlantic Beach (City of), FL (Fleet Landing), Series 2018 A, RB	5.00%	11/15/2053	255	246,068
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	860	852,241
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	4.00%	04/01/2052	315	275,789
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	1,090	1,098,331
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	1,135	1,154,973
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	2,070	2,060,704
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	770	662,145
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	525	527,890
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	300	300,910
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	50	51,619
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2044	550	548,771
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	225	228,340
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2045	400	391,360
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2047	1,015	983,725
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	640	664,228
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	360	327,145
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	918,464
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,045	925,030
Broward (County of), FL School District, Series 2022, GO Bonds	5.00%	07/01/2051	405	417,111
Cape Coral (City of), FL, Series 2017, Ref. RB	4.00%	10/01/2042	205	198,895
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	780	834,450
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	1,130	1,194,611
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.65%	03/01/2054	115	121,554
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	700	700,312
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	195	198,174
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	295	303,825
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,060	1,078,552
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	150	155,468
Central Florida Expressway Authority, Series 2019 A, RB	3.13%	07/01/2049	260	203,543
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	820	852,316
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	210	214,289
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2049	410	430,993
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	140	145,477
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	395	405,136
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	455	461,393
Collier County Health Facilities Authority (Moorings, Inc.), Series 2015 A, Ref. RB	5.00%	05/01/2045	25	25,001
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	750	756,528
Delray Beach (City of), FL, Series 2025, RB	5.25%	10/01/2055	25	26,434
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	55	55,752
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	990	886,808
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	355	310,292
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	610	437,545
Florida (State of), Series 2018, GO Bonds	4.00%	07/01/2043	400	400,487
Florida (State of), Series 2024 A, GO Bonds	4.13%	07/01/2053	55	52,727
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	$735	$755,950
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	560	569,336
Florida (State of) Board of Governors (Florida International University), Series 2026, RB, (INS - BAM)(a)	4.50%	07/01/2056	560	547,811
Florida (State of) Department of Transportation, Series 2018 A, RB	4.00%	07/01/2048	500	473,186
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	165	122,407
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	100	72,157
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	360	376,561
Florida (State of) Department of Transportation, Series 2022, RB	4.00%	07/01/2052	65	59,532
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	105	108,411
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	805	741,264
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2054	165	150,988
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2051	1,560	1,436,488
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2054	235	215,043
Florida (State of) Department of Transportation, Series 2024, RB	4.00%	07/01/2054	25	22,877
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	265	274,375
Florida (State of) Department of Transportation, Series 2025, RB	4.25%	07/01/2055	415	393,694
Florida (State of) Department of Transportation, Series 2026, RB	4.25%	07/01/2049	250	245,203
Florida (State of) Department of Transportation, Series 2026, RB	4.25%	07/01/2053	300	287,088
Florida (State of) Department of Transportation, Series 2026, RB	4.50%	07/01/2055	250	247,562
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	470	466,049
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	1,055	785,082
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	4.00%	12/01/2050	265	231,255
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	4.13%	12/01/2054	285	248,294
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	245	255,505
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	295	299,631
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	815	820,550
Florida Development Finance Corp. (Mater Academy), Series 2022 A, RB	5.00%	06/15/2056	15	14,425
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	45	46,582
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	4.50%	08/01/2055	60	57,072
Florida Development Finance Corp. (Tampa General Hospital), Series 2026 A, RB	5.25%	08/01/2051	1,135	1,189,010
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	02/01/2046	1,405	1,298,790
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	130	130,020
Florida State Board of Governors, Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2053	150	138,638
Fort Lauderdale (City of), FL, Series 2018, RB	4.00%	09/01/2043	145	143,168
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	505	435,576
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	260	283,592
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	550	591,415
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	580	623,675
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	270	270,066
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2049	280	256,972
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	250	269,577
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	665	700,035
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	640	570,436
Gainesville (City of), FL, Series 2017 A-2, RB	5.00%	10/01/2051	500	513,274
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	125	128,804
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	1,095	1,119,291
Gainesville (City of), FL, Series 2021 A-1, RB	5.00%	10/01/2046	10	10,395
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	270	248,101
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	280	247,091
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	4.25%	06/01/2054	120	109,079
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	360	366,884
Hillsborough (County of), FL, Series 2021 A, RB	2.50%	08/01/2051	45	29,298
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	530	412,762
Hillsborough (County of), FL, Series 2021, RB	2.25%	08/01/2051	15	9,191
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	200	207,006
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	245	252,059
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	$795	$806,490
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	105	97,649
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	1,585	1,674,607
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.50%	11/15/2054	2,275	2,421,400
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. RB	4.13%	11/15/2051	1,530	1,402,156
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	505	477,181
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	1,125	993,638
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	1,720	1,306,603
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	320	276,408
Hollywood (City of), FL, Series 2022, GO Bonds	5.00%	07/01/2047	25	25,946
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	345	367,489
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	175	186,936
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	745	785,447
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	270	254,592
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	400	364,771
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	695	697,387
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,625	1,725,833
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,360	1,452,655
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2045	240	258,436
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	400	430,244
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	2,140	2,259,763
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	305	314,587
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	95	96,705
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	440	385,694
Lee (County of), FL Industrial Development Authority, Series 2024 C, RB	5.00%	11/15/2054	720	704,639
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024, RB	5.25%	11/15/2054	300	302,049
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2044	75	76,119
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	820	815,453
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	410	385,712
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	175	160,198
Lee County School Board (The), Series 2025 A, COP	5.25%	08/01/2050	20	21,172
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	95	100,942
Manatee (County of), FL, Series 2022, Ref. RB	4.00%	10/01/2052	525	477,544
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	410	435,487
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,410	1,502,532
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2048	20	18,662
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2053	480	427,869
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	2,240	2,092,733
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	105	106,001
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	315	287,185
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	80	80,259
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	891,396
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2047	30	31,362
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	975	999,799
Miami (City of) & Dade (County of), FL School Board (The), Series 2026, Ref. GO Bonds	5.00%	03/15/2044	10	10,909
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	1,000	1,041,616
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,030	1,085,258
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	610	657,343
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	$835	$803,976
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	545	544,455
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	25	25,013
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	115	116,073
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	270	269,732
Miami Beach (City of), FL (Arts and Cultural Facilities)(, Series 2023 A, GO Bonds	5.25%	05/01/2053	40	41,846
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	555	505,513
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	545	399,139
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	335	294,036
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	1,255	1,217,610
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	350	349,989
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	90,047
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	335,304
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	120	120,534
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	855	837,857
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	570	470,591
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	575	533,930
Miami-Dade (County of), FL, Series 2018, RB	5.00%	07/01/2043	170	174,465
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2044	15	14,822
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2045	410	398,872
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2046	150	143,237
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2048	345	314,977
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	760	744,762
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	340	354,443
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	745	557,841
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	3,875	3,522,945
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	400	410,925
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	35	35,733
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	505	465,392
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2049	490	448,326
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2050	500	453,515
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	705	703,164
Miami-Dade (County of), FL, Series 2021, GO Bonds	4.00%	07/01/2050	45	41,441
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	550	574,771
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	5	5,061
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	275	275,573
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	211,956
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	135	132,293
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	545	512,510
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	310	323,013
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	740	680,844
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2051	465	347,357
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	590	538,080
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	430	382,196
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2052	10	10,219
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	275	295,888
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2044	60	64,161
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2045	10	10,640
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	105	110,906
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	265	278,938
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	295	307,803
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	490	509,114
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	180	185,576
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	875	898,254
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	65	67,029
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	450	468,454
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	1,305	1,215,005
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,735	1,823,291
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2051	500	516,220
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	555	569,303
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2025 A, RB	4.50%	10/01/2051	$1,000	$984,942
Miami-Dade (County of), FL, Series 2025 A, RB	5.00%	10/01/2055	2,925	3,019,460
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	1,315	1,366,122
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	1,020	1,087,013
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2049	1,345	1,260,022
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,325	980,955
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	600	600,227
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	4.00%	04/01/2045	1,245	1,194,893
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	320	269,063
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	1,055	1,058,500
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2042	10	10,931
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	20	21,713
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	60	64,635
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	110	117,515
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2046	350	370,486
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	95	101,479
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2048	280	297,598
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	115	126,009
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2045	50	54,335
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2043	200	218,933
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2044	25	27,107
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2045	20	21,493
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2047	240	253,098
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2048	200	209,703
North Sumter County Utility Dependent District, Series 2021, RB, (INS - AGI)(a)	5.00%	10/01/2052	125	128,175
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	675	701,283
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 B, RB	4.00%	10/01/2045	435	406,194
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	405	411,739
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, RB	4.00%	10/01/2049	770	684,879
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	3.00%	10/01/2047	110	83,109
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	2,150	1,886,032
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,260	1,281,013
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	4.50%	10/01/2056	2,500	2,421,571
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	3,865	4,021,329
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group), Series 2023, Ref. RB	4.00%	08/01/2042	10	9,483
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group), Series 2024, Ref. RB	5.00%	08/01/2054	95	93,716
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	285	290,361
Orlando (City of), FL, Series 2024 A, GO Bonds	5.00%	10/01/2054	1,235	1,291,259
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orlando (City of), FL, Series 2024 A, RB	5.00%	10/01/2049	$250	$264,195
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2050	390	414,325
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	875	926,350
Orlando (City of), FL, Series 2026 B, RB	5.00%	10/01/2051	5	5,251
Orlando (City of), FL, Series 2026 B, RB	5.25%	10/01/2055	635	673,957
Orlando (City of), FL (Camping World Stadium), Series 2025, RB, (INS - AGI)(a)	5.13%	11/01/2050	90	93,693
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	2.38%	10/01/2046	25	17,011
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	835	873,694
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	400	417,554
Osceola (County of), FL, Series 2019 A-1, Ref. RB	5.00%	10/01/2044	320	324,534
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	645	554,127
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2018, RB	5.00%	11/15/2045	145	146,010
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2025, Ref. RB	5.00%	11/15/2055	700	698,169
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	1,435	1,162,350
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	4.00%	08/15/2049	630	560,254
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	285	285,917
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,000	975,061
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	939,925
Palm Desert (City of), CA, Series 2026, Ref. RB	5.00%	10/01/2056	600	620,096
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	250	243,110
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	300	305,785
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.75%	09/01/2054	1,020	1,094,615
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	10	10,392
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	755	808,234
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.50%	10/01/2055	1,000	1,075,443
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	250	249,863
Pompano Beach (City of), FL, Series 2018, GO Bonds	4.00%	07/01/2048	60	56,945
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	385	312,692
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	505	424,145
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	355	362,387
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	400	406,473
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	155	143,744
Putnam County School District, Series 2025, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2054	1,000	1,032,491
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	480	508,884
Sarasota (County of), FL, Series 2025, RB	5.25%	10/01/2055	510	540,443
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	305	312,213
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,585	1,419,188
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	4.00%	07/01/2052	1,080	938,545
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	270	273,305
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	1,125	1,155,732
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	1,280	1,184,320
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	1,730	1,615,997
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,180	863,894
South Miami (City of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/15/2042	1,025	1,040,338
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,135	1,117,327
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	500	453,141
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	455	458,957
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	125	129,529
St. Johns (County of), FL Housing Finance Authority (Presbyterian Retirement Communities Obligated Group), Series 2020, Ref. RB	4.00%	08/01/2055	1,450	1,199,093
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
St. Johns County School Board, Series 2024 A, COP, (INS - AGI)(a)	5.50%	07/01/2049	$525	$560,308
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.25%	07/01/2053	600	619,735
St. Petersburg (City of), FL, Series 2025 C, RB	4.50%	10/01/2055	850	850,483
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	135	139,088
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2055	170	180,015
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	795	771,119
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	1,350	1,348,072
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	295	299,633
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	1,250	1,259,014
Tampa (City of), FL, Series 2015, Ref. RB	5.00%	04/01/2045	150	150,085
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	1,805	1,693,850
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	950	950,500
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2044	210	208,993
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2048	60	58,100
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	200	206,465
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2054	115	118,228
Tampa (City of), FL, Series 2020, Ref. RB	4.00%	04/01/2050	390	345,552
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	10	10,675
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	635,800
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	525	550,788
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	165	173,982
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	525	546,089
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	175	183,976
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	550	511,742
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	750	756,404
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	520,884
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	1,440	1,518,180
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	755	804,101
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,525	1,581,118
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	360	366,267
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	20	20,723
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	1,140	1,157,594
Wildwood Utility Dependent District, Series 2023, RB, (INS - AGI)(a)	5.50%	10/01/2053	25	26,469
Winter Garden (City of), FL, Series 2025, RB	5.25%	08/01/2054	230	243,579
Woodland (City of), FL, Series 2026, RB, (INS - BAM)(a)	4.63%	11/01/2056	1,250	1,259,488
				184,506,155
Georgia-1.40%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	765	741,353
Atlanta (City of), GA, Series 2022 A, RB	5.00%	07/01/2047	15	15,630
Atlanta (City of), GA, Series 2022 A, RB	4.00%	07/01/2052	100	93,770
Atlanta (City of), GA, Series 2025 B, Ref. RB	5.50%	07/01/2050	15	16,162
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2048	250	260,745
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	550	567,272
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	430	449,435
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	510	527,538
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	200	219,514
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	455	496,653
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	135	144,410
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	350,300
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGI)(a)	3.50%	10/01/2042	1,765	1,632,187
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	210	217,198
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	1,775	1,729,510
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	920	729,553
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2049	1,500	1,386,304
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Brookhaven (City of), GA Urban Redevelopment Agency, Series 2023 A, RB	4.00%	07/01/2053	$125	$116,995
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	1,590	1,014,286
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	800	772,434
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	790	760,778
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	45	46,548
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2055	350	358,190
Cartersville (City of), GA, Series 2026, RB	5.00%	06/01/2056	665	692,919
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	270	270,084
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017 A, Ref. RAC	5.00%	04/01/2042	120	121,015
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	245	246,074
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	575	582,433
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,440	1,284,126
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	400	435,155
Cobb-Marietta Coliseum & Exhibit Hall Authority (Cobb Galleria Center Project), Series 2025, RB	5.50%	10/01/2053	15	16,176
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	120	124,173
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.75%	04/01/2053	400	431,668
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB	5.13%	04/01/2053	710	727,209
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB, (INS - AGI)(a)	5.00%	04/01/2048	410	425,669
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	95	97,407
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	77,611
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	200	191,536
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	590	534,636
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	320	347,630
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	380	391,319
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	325	341,236
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	1,050	1,090,941
Forsyth (County of), GA, Series 2019, Ref. RB	3.00%	04/01/2049	230	181,755
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	391,332
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	195	149,369
Fulton (County of), GA, Series 2020 A, RB	2.38%	01/01/2044	340	258,399
Fulton (County of), GA, Series 2020 A, RB	3.00%	01/01/2045	85	70,208
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2017, RB	5.00%	04/01/2047	150	150,657
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	25	25,759
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	765	727,917
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	90	90,028
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	795	647,328
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	1,145	1,032,377
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,217
Fulton (County of), GA Development Authority (Spelman College), Series 2026, RB	5.25%	06/01/2056	315	326,543
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	495	499,187
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,065	960,464
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	60	60,416
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	200	202,819
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	230	223,131
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	845	793,403
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	3.00%	02/15/2047	180	139,471
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	$1,160	$736,708
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,055	755,280
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	1,000	880,724
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,375	1,153,531
Georgia (State of), Series 2021 A, Ref. GO Bonds	3.00%	07/01/2041	100	90,486
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	125	126,981
Georgia (State of) Municipal Electric Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.13%	01/01/2049	290	275,035
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	60	61,286
Georgia (State of) Municipal Electric Authority, Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2044	500	489,151
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	110	109,555
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015, RB	5.00%	07/01/2060	965	964,987
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	55	49,317
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	390	348,209
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	650	651,059
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	400	401,153
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	165	165,612
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	350	351,526
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	860	816,238
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	265	271,250
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	1,000	1,015,950
Georgia (State of) Municipal Electric Authority (Project One), Series 2021 A, Ref. RB	4.00%	01/01/2051	45	40,199
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2054	50	52,360
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	135	107,081
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2046	60	58,777
Georgia (State of) Ports Authority, Series 2021, RB	2.63%	07/01/2051	525	362,455
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	970	918,573
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	175	188,497
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2043	110	119,723
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	655	635,873
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	175	183,205
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	765	718,468
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,064,771
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	600	598,397
Griffin (City of), GA, Series 2025, RB, (INS - BAM)(a)	5.00%	01/01/2056	250	258,559
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	475	459,988
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,195	1,035,732
Jefferson Public Building Authority, Series 2025, RB	4.50%	02/01/2055	425	422,924
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	595	616,390
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	985	999,894
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	2,020,968
Metropolitan Atlanta Rapid Transit Authority, Series 2020 A, RB	3.00%	07/01/2047	145	111,294
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	1,080	1,159,923
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	1,080	1,128,205
Paulding (County of), GA, Series 2016, Ref. RB	3.00%	12/01/2048	690	524,903
Paulding (County of), GA Hospital Authority (Wellstar Health System, Inc.), Series 2026, RAC	5.00%	04/01/2056	500	520,278
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	170	170,078
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	490,591
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	630	630,996
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	10,021
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	160	178,636
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	65	71,941
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	75	82,312
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	$70	$71,766
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	125	125,015
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	235	206,479
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	840	796,583
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	235	245,993
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	525	542,455
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	515	488,325
Savannah Georgia Convention Center Authority, Series 2025, RB	5.25%	06/01/2061	400	398,433
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2058	760	771,856
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	115	118,248
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	555	528,895
Walton Industrial Building Authority, Series 2021, RB	4.00%	02/01/2052	135	126,462
				58,093,122
Guam-0.01%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	445	445,138
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	45	45,736
				490,874
Hawaii-0.08%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2043	5	5,367
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	793,699
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	255	258,134
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	450	458,551
Honolulu (City & County of), HI, Series 2025 B, RB	5.25%	07/01/2050	25	26,783
Honolulu (City & County of), HI, Series 2025, RB	5.25%	07/01/2055	30	31,868
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,053,874
Honolulu (City & County of), HI (Green Bonds), Series 2019 A, RB	4.00%	07/01/2044	5	4,985
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	500	491,655
				3,124,916
Idaho-0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	475	441,567
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	3.00%	03/01/2051	835	597,431
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	565	505,737
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	4.38%	03/01/2053	490	465,412
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	330	344,434
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	132,886
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	5.00%	12/01/2046	80	80,573
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	5.00%	12/01/2047	70	70,583
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2019, RB	4.00%	12/01/2043	105	100,965
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,410	1,473,729
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	630	670,394
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	1,320	1,386,206
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	670	638,968
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	5.00%	08/15/2049	515	541,304
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	4.00%	08/15/2050	850	799,797
				8,249,986
Illinois-3.83%
Chicago (City of), IL, Series 2017 A, RB	5.00%	01/01/2047	250	250,781
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	201,927
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	4.00%	01/01/2052	230	201,628
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,145	2,106,318
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	955	957,597
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	405	422,506
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	1,035	1,079,970
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	510	529,461
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	$500	$516,312
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2058	260	268,289
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	11/01/2062	1,200	1,253,583
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2042	250	250,563
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2043	1,090	1,084,530
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2044	1,475	1,448,400
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,080	1,046,628
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	30,211
Chicago (City of), IL, Series 2025 A, GO Bonds	6.00%	01/01/2050	2,250	2,367,880
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2042	95	103,157
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	1,800	1,807,837
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	1,895	1,899,197
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	410	410,368
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2047	260	251,662
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	2,435	2,355,616
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,085	1,098,596
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	980	988,289
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	1,005	889,470
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	4.50%	01/01/2056	850	817,088
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	5.25%	01/01/2056	945	969,903
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	1,075	1,110,613
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	1,960	2,042,349
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.50%	01/01/2059	1,215	1,281,533
Chicago (City of), IL (O’Hare International Airport), Series 2025 C, Ref. RB	5.25%	01/01/2054	200	210,016
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.00%	01/01/2046	25	26,496
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.00%	01/01/2047	50	52,568
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2056	1,555	1,625,222
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2061	1,950	2,026,332
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	3,565	3,608,848
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2042	680	681,153
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2046	500	491,881
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	200	199,727
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,100	2,197,818
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	320	350,869
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	415	452,209
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	270	292,388
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	450	464,786
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	760	778,606
Chicago (City of), IL O’Hare International Airport, Series 2026 A, RB	5.00%	01/01/2044	20	21,565
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	275	275,880
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2051	270	270,420
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGI)(a)	5.00%	12/01/2051	565	566,072
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	930	953,971
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	160	139,253
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2055	1,810	1,520,687
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2055	1,170	1,176,243
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	1,950	1,724,797
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	625	635,039
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	960	969,895
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	785	812,210
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2041	405	438,837
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	370	399,263
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	435	466,829
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	575	613,410
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,715	2,797,985
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2042	100	108,432
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2043	315	339,770
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.25%	12/01/2051	$250	$260,794
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2059	350	352,510
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.50%	12/01/2059	95	100,066
Chicago (City of), IL Transit Authority, Series 2026, RB	5.50%	12/01/2056	520	547,727
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2041	185	181,250
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	255	268,886
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	270	286,096
Cook (County of), IL, Series 2025, Ref. RB	5.00%	11/15/2049	20	20,544
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	130	130,914
Cook County Community College District No. 508, Series 2026, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2051	20	21,438
Cook County Community College District No. 508, Series 2026, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	515	548,706
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	1,790	1,354,266
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, Series 2022, GO Bonds	4.00%	09/15/2042	130	127,834
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2041	65	62,395
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	10,008
Illinois (State of), Series 2018 B, RB	4.75%	06/15/2043	50	50,450
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2041	115	110,292
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2042	175	166,492
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2043	150	141,600
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	80	74,492
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2042	50	47,560
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	885	839,050
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	470	450,725
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	1,290	1,360,178
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,430	1,457,668
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	1,455	1,566,034
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,840	1,927,868
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	530,083
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	80	82,953
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	65	67,030
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	370	394,557
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	375	397,924
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	870	918,715
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,750	1,834,110
Illinois (State of), Series 2023 B, GO Bonds	4.50%	05/01/2048	225	214,776
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	285	295,707
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	1,025	1,056,244
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2046	135	138,231
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2047	250	254,394
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	240	243,067
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	140	149,231
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	680	731,557
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	535	572,573
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	510	540,964
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2045	265	278,842
Illinois (State of), Series 2024 B, GO Bonds	4.25%	05/01/2046	630	592,226
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	1,575	1,638,719
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	550	568,742
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2041	110	105,489
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2043	400	378,191
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2045	300	274,936
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	1,055	944,684
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	210	224,591
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	595	633,314
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	225	237,632
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2043	40	42,087
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	515	537,026
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	610	637,329
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	2,870	2,976,684
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	1,790	1,845,519
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	$345	$371,457
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	335	358,801
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	100	106,113
Illinois (State of), Series 2025, RB	5.00%	06/15/2045	30	31,593
Illinois (State of), Series 2026 C, GO Bonds	5.25%	04/01/2043	30	32,528
Illinois (State of), Series 2026 C, GO Bonds	5.25%	04/01/2044	20	21,522
Illinois (State of), Series 2026 C, GO Bonds	5.25%	04/01/2045	1,035	1,103,105
Illinois (State of), Series 2026 C, GO Bonds	5.50%	04/01/2051	1,750	1,865,765
Illinois (State of) Finance Authority, Series 2026, RB	5.50%	04/01/2051	500	531,040
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2015, RB	4.13%	05/01/2045	100	94,380
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	640	620,102
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,320	1,013,613
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,252,579
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	680	752,768
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2043	235	258,425
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB(b)(c)	5.00%	06/01/2026	1,210	1,210,000
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,060	1,078,315
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	1,050	1,069,835
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	1,080	1,086,294
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	285	225,005
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,130	1,017,972
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	1,330	1,330,185
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	4.13%	05/15/2047	250	233,295
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	1,505	1,049,268
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	1,290	1,099,482
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	190	190,137
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	550	555,450
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	635	665,605
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	545	564,654
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	390	386,573
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2020 A, RB	4.00%	04/01/2050	740	664,237
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	1,000	1,018,546
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	1,195	1,201,584
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	785	671,898
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,210,441
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	265	264,995
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.50%	06/15/2053	95	95,023
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	499,997
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2017, RB	5.00%	06/15/2057	215	215,390
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	575	594,504
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	3,910	3,423,699
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	3,410	3,429,153
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	2,040	1,967,785
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,330	1,194,163
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	2,160	1,868,694
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2053	230	232,001
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	$230	$212,055
Illinois (State of) Regional Transportation Authority, Series 2025 A, RB	5.00%	06/01/2055	40	40,931
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	1,605	1,637,922
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	1,180	1,219,517
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	780	765,950
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	3,215	3,350,740
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	460	461,429
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	1,130	1,203,770
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	1,800	1,708,639
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,665	1,744,081
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	540	584,883
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,295	1,416,108
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,125	1,204,014
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	1,085	1,171,218
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2043	45	49,449
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2044	15	16,341
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2045	135	145,736
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2046	1,215	1,300,006
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2047	1,335	1,415,939
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	960	954,116
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	100	100,430
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(a)	5.00%	12/01/2046	400	400,095
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,375	1,223,547
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	125	125,581
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	775	792,334
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	565	580,787
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2048	25	25,397
Sales Tax Securitization Corp., Series 2025 A, Ref. RB	5.00%	01/01/2045	450	473,461
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	224	229,857
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2019 A, Ref. GO Bonds	4.00%	01/01/2049	1,060	950,147
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	4.50%	06/01/2063	860	838,116
Schaumburg (Village of), IL, Series 2013 A, Ref. GO Bonds	4.00%	12/01/2041	510	510,026
Southwestern Illinois Development Authority, Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	04/01/2050	20	21,061
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2043	1,065	1,042,213
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.13%	04/01/2048	745	686,335
Upper Illinois River Valley Development Authority (Morris Hospital), Series 2018, Ref. RB	5.00%	12/01/2048	250	250,178
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	1,015	938,192
				159,054,281
Indiana-0.72%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2044	65	64,854
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2044	200	212,530
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	750	805,539
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	250	270,386
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	750	811,159
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2016, RB	5.00%	10/01/2041	205	205,883
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	11/01/2043	55	56,173
Indiana (State of) Finance Authority, Series 2020 A, RB	4.00%	07/01/2050	10	8,527
Indiana (State of) Finance Authority, Series 2021, Ref. RB	3.00%	10/01/2041	50	42,975
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	4.25%	01/01/2047	265	254,329
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	01/01/2052	530	534,200
Indiana (State of) Finance Authority, Series 2022, Ref. RB	5.25%	09/01/2057	525	493,961
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	11/01/2054	500	511,697
Indiana (State of) Finance Authority, Series 2024, RB	5.25%	07/01/2064	300	301,464
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.25%	03/01/2049	250	231,221
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.00%	10/01/2043	15	16,173
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2044	25	27,280
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	40	43,248
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2042	$135	$147,233
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2043	320	346,619
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	725	727,566
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	90	86,036
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	4.25%	10/01/2044	250	248,194
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	205	205,528
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB	3.13%	03/01/2044	360	298,011
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	2,420	2,155,727
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	410	431,289
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	355	369,202
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	1,990	2,032,072
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,025	928,725
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	265	286,013
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	325	348,352
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	2,460	2,515,804
Indiana (State of) Finance Authority (Parkview Health), Series 2018 A, RB	4.00%	11/01/2048	20	17,582
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2026, RB	5.00%	02/01/2051	1,010	1,065,454
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	390	377,811
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	190	174,468
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	4.00%	11/15/2046	5	4,591
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	1,430	1,432,415
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	890	891,635
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	310	310,014
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	240	245,428
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	785	851,768
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	4.00%	02/01/2044	525	513,049
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	3.84%	02/01/2054	315	282,096
Indianapolis Local Public Improvement Bond Bank, Series 2022 B, Ref. RB	4.00%	02/01/2047	20	18,561
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	6.00%	02/01/2048	20	22,111
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	4.13%	02/01/2052	20	18,513
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	275	283,440
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	345	353,819
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	15	15,520
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.25%	01/01/2055	40	41,882
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	970	1,025,688
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel), Series 2023 E, RB	6.00%	03/01/2053	150	155,845
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	1,000	1,032,503
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	1,510	1,540,961
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	140	142,104
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	125	133,113
Northern Indiana Commuter Transportation District, Series 2016, RB(b)(c)	5.00%	07/01/2026	935	936,717
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	285	305,104
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	760	790,316
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	860	830,232
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	5	5,456
				29,836,166
Iowa-0.13%
Coralville (City of), IA, Series 2022 C, Ref. RB	5.00%	05/01/2042	500	501,773
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	240	166,270
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022, RB	3.00%	09/01/2061	100	67,324
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.50%	09/01/2048	500	491,354
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.75%	09/01/2050	250	251,811
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	895	895,209
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	1,530	1,479,247
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2021 A, Ref. RB	4.00%	05/15/2046	$15	$13,092
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	830	770,920
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	52,826
Iowa (State of) Higher Education Loan Authority (DES Moines University), Series 2020, RB	4.00%	10/01/2050	45	37,356
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	270	270,592
Iowa (State of) Higher Education Loan Authority (University of Dubuque), Series 2025, RB	6.00%	10/01/2055	500	521,715
Polk (County of), IA, Series 2025 B, GO Bonds	5.00%	06/01/2045	5	5,303
				5,524,792
Kansas-0.14%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2042	595	630,754
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	265	274,401
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	09/01/2052	450	399,913
Johnson County Unified School District No. 512 Shawnee Mission, Series 2021 A, Ref. GO Bonds	3.00%	10/01/2041	40	35,409
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	315	317,888
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2043	5	5,017
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2041	15	16,778
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2042	210	233,164
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2043	320	353,173
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2044	280	306,322
Kansas (State of) Development Finance Authority, Series 2025, RB	4.50%	09/01/2054	500	486,081
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	525	526,779
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	740	746,563
University of Kansas Hospital Authority (The University of Kansas Health System), Series 2017, Ref. RB	4.00%	03/01/2042	215	209,023
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	250	250,085
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2055	1,000	1,039,936
				5,831,286
Kentucky-0.67%
Kentucky (Commonwealth of), Series 2018, COP	4.00%	04/15/2048	320	293,038
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	390	398,019
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	155	157,127
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	270	272,193
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,035	1,042,214
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	790	797,717
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	1,455	1,445,245
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	215	215,093
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,007,557
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,036,607
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2045	875	834,628
Kentucky (Commonwealth of) Municipal Energy Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	5.00%	09/01/2042	5	5,002
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2050	500	514,637
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2055	350	358,319
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State), Series 2019 A, Ref. RB	4.00%	09/01/2045	90	81,358
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	1,015	1,118,097
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	670	733,576
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	795	866,257
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	530	573,653
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	150	164,840
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	$610	$666,971
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	165	179,148
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2045	85	91,668
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2042	910	1,004,346
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2043	400	438,834
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2044	460	500,994
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2045	530	573,205
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	2,330	2,118,812
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	355	360,316
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	60	64,004
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	920	882,279
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	1,270	1,287,858
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	2,220	1,815,675
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2017 A, RB	4.00%	05/15/2048	50	46,257
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, RB	5.00%	05/15/2047	80	79,017
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	705	729,852
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District (Norton Healthcare, Inc.), Series 2020 A, RB	3.00%	10/01/2043	380	313,742
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	90	87,369
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2020 A, RB	2.38%	05/15/2050	90	57,182
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	515	530,583
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2025 A, Ref. RB	5.00%	05/15/2055	510	526,664
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	955	843,491
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGI)(a)	3.13%	06/01/2046	1,890	1,513,048
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	45	47,915
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	4.00%	09/01/2045	525	508,844
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	390	380,765
University of Kentucky (UK Healthcare Cancer Center Parking), Series 2024, RB	4.13%	10/01/2054	140	126,475
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	45	46,895
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2054	35	36,026
				27,773,412
Louisiana-0.55%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	1,100	1,085,939
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	715	728,568
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2042	155	152,919
Lafayette (City of), LA, Series 2024, RB, (INS - AGI)(a)	5.00%	11/01/2046	160	170,739
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	23,225
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	295	266,322
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	170	185,628
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	330	357,355
Louisiana (State of), Series 2026 A, GO Bonds	4.00%	05/01/2045	250	250,581
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	405	405,390
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2044	460	465,191
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	185	187,580
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	130	124,771
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	560	562,213
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	$215	$196,233
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	60	60,912
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB	4.00%	06/01/2050	35	29,864
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	3.00%	06/01/2050	1,335	960,765
Louisiana (State of) Public Facilities Authority (Louisiana State University Greenhouse District (Phase III)), Series 2019, RB	5.00%	07/01/2059	80	79,808
Louisiana (State of) Public Facilities Authority (Louisiana State University), Series 2025, RB, (INS - AGI)(a)	5.25%	07/01/2065	400	416,558
Louisiana (State of) Public Facilities Authority (Loyola University Maryland, Inc.), Series 2023, RB	5.25%	10/01/2048	220	220,744
Louisiana (State of) Public Facilities Authority (Loyola University Project), Series 2023, RB	5.25%	10/01/2053	700	692,223
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	5.00%	05/15/2047	345	345,008
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	215	215,003
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	590	562,171
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	525	528,816
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	555	556,546
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	1,655	1,235,818
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	1,635	1,437,614
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2050	1,055	1,107,100
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2055	125	129,792
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	15	15,869
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2046	545	545,068
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	10	9,916
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	4.00%	01/01/2056	165	141,360
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2056	85	84,412
Louisiana (State of) Public Facilities Authority (South Quad L3C—Louisiana State University South Quad (Phase IV)), Series 2025, RB, (INS - AGI)(a)	5.25%	07/01/2055	5	5,212
Louisiana (State of) Public Facilities Authority (South Quad L3C—Louisiana State University South Quad (Phase IV)), Series 2025, RB, (INS - AGI)(a)	4.75%	07/01/2065	65	64,944
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	395	407,766
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	4.00%	04/01/2050	330	293,844
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,175	1,216,055
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	440	451,339
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	1,545	1,590,126
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	2,020	2,085,212
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,012,613
New Orleans (City of), LA, Series 2024 A, GO Bonds	5.00%	12/01/2053	75	74,258
New Orleans (City of), LA Aviation Board (North Terminal), Series 2017 A, RB	5.00%	01/01/2048	265	265,700
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	50	50,519
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	165	163,910
Parish of East Baton Rouge Capital Improvements District, Series 2024, RB	5.00%	08/01/2048	10	10,394
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	20	20,065
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2049	250	224,843
Shreveport (City of), LA, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	03/01/2054	250	255,357
				22,730,178
Maine-0.09%
Maine (State of) Finance Authority (University of New England), Series 2025, RB	5.50%	07/01/2055	15	15,831
Maine (State of) Health & Higher Educational Facilities Autho rity (Mainhealth), Series 2018 A, RB	4.00%	07/01/2048	180	161,811
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-(continued)
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021, Ref. RB	4.00%	07/01/2051	$5	$4,235
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2048	210	221,630
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	4.75%	07/01/2053	120	120,439
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	820	859,864
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	40	40,785
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,656
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	590	555,429
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	1,265	1,120,504
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	80	81,346
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	435	426,552
				3,669,082
Maryland-0.78%
Anne Arundel (County of), MD, Series 2020, GO Bonds	3.00%	10/01/2049	40	30,971
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	400	400,871
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	175	170,263
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	80	81,296
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	350	351,948
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	495	496,078
Baltimore (City of), MD (Water), Series 2019 A, RB	4.00%	07/01/2049	320	293,681
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	611,657
Baltimore (County of), MD, Series 2018, GO Bonds	4.00%	03/01/2048	85	82,359
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2049	20	19,329
Baltimore (County of), MD, Series 2025, GO Bonds	5.00%	03/01/2052	325	340,363
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	500	518,591
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	933,975
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	25	25,012
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	3.00%	07/01/2046	265	210,143
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	4.00%	01/01/2051	80	67,359
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	510	522,804
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	750	763,512
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	340	354,798
Maryland (State of) Health & Higher Educational Facilities Authority (Kennedy Kriegern Issue), Series 2025, Ref. RB	5.50%	07/01/2056	205	214,616
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	420	404,432
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	4.00%	07/01/2041	540	539,981
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	5.00%	07/01/2047	10	10,004
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	684,485
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	600	606,212
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,230	1,238,702
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	270	232,898
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	965	886,831
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2055	705	716,212
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.25%	08/15/2051	1,200	1,252,911
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.25%	08/15/2054	1,705	1,770,525
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	985	931,438
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center), Series 2016, Ref. RB	4.00%	07/01/2042	520	505,428
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	$160	$143,061
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University), Series 2021, Ref. RB	4.00%	06/01/2055	55	46,476
Maryland (State of) Health & Higher Educational Facilities Authority (TidalHealth), Series 2025 C, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	275	293,374
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,370	1,235,351
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	1,125	1,175,766
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC), Series 2020 B, RB	4.00%	04/15/2045	20	18,522
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	665	680,617
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,405	1,326,620
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	875	796,606
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	2.75%	06/01/2051	335	230,521
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2051	125	114,813
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	4.00%	06/01/2049	310	286,644
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.25%	06/01/2051	110	115,800
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	1,060	1,094,741
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,012,158
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	450	433,744
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	565	589,670
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2047	400	315,909
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,015	1,046,672
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2045	735	731,184
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	675	632,926
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	2.50%	07/01/2047	420	301,030
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2041	505	558,334
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2042	620	680,963
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2043	235	256,725
Maryland Economic Development Corp., Series 2025, RB	5.00%	06/01/2052	10	10,349
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.00%	07/01/2054	290	293,208
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	260	266,724
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	440	459,801
Maryland Economic Development Corp. (Morgan State University O’Connel), Series 2026, RB, (INS - AGI)(a)	4.75%	07/01/2065	300	295,030
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	350	336,149
University System of Maryland, Series 2021 A, Ref. RB	4.00%	04/01/2051	160	151,157
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	4.00%	06/15/2047	130	127,099
				32,327,429
Massachusetts-4.42%
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	15	16,457
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2043	500	545,908
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2044	15	16,261
Brockton (City of), MA, Series 2022, GO Bonds	4.00%	08/01/2047	200	189,043
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2055	395	403,083
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	895	888,045
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	4.00%	07/01/2045	40	38,807
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	260	260,009
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,170	1,170,015
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	290	285,728
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	2,020	1,960,102
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	2,095	2,046,888
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	50	43,288
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	755	755,010
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	900	743,775
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,400	1,328,048
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	1,880	1,860,525
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	$2,045	$1,642,066
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	505	497,518
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2045	210	203,655
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2046	460	435,887
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	580	586,734
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	40	40,286
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,115	1,129,086
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	75	70,136
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	505	516,737
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2042	150	150,104
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2043	165	164,995
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	790	783,519
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2045	80	78,152
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2046	310	295,726
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2047	80	75,060
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	530	541,109
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	110	112,155
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	45,687
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,272
Massachusetts (Commonwealth of), Series 2017, GO Bonds	5.00%	04/01/2047	115	115,824
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,218
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	325	331,102
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	101,702
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	1,330	1,380,228
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,010	1,050,597
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	745	758,859
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	200	207,864
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	165,931
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	265	273,951
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	70	72,142
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,136
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	675	521,640
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2047	645	515,598
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2048	875	686,088
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	1,225	948,204
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	475	343,703
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,725	1,797,316
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	85	87,559
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	5	5,049
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	3.00%	11/01/2042	75	64,944
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	1,070	1,118,220
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	2,245	2,307,243
Massachusetts (Commonwealth of), Series 2020, GO Bonds	3.00%	07/01/2048	400	313,050
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2042	115	82,116
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	355	379,779
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,105	882,894
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2048	415	325,247
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2049	2,590	2,003,848
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	2.00%	04/01/2050	965	583,819
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	2.13%	04/01/2051	325	198,890
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	950	980,755
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,029,720
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	580	616,920
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	220	221,573
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	150	128,118
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2048	1,105	866,855
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	16,304
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2047	10	10,486
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	240	254,968
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2042	35	37,831
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2044	$30	$32,076
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2045	5	5,313
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	465	487,849
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	2,305	2,407,790
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2049	15	15,633
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	500	515,638
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	30	32,441
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	1,890	1,979,960
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	2,565	2,647,010
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2047	25	26,419
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2049	200	209,237
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	260	281,152
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2047	500	527,574
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	75	78,752
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	180	196,053
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	65	70,454
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2050	750	782,530
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,039,801
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,060,927
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	2,220	2,294,556
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2048	25	26,296
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	35	38,280
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,190	2,296,788
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	3,275	3,383,888
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	100	109,549
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	900	979,394
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	5	5,529
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	40	43,892
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	125	136,440
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	25	27,078
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2046	1,000	1,066,524
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	205	217,073
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	1,705	1,762,624
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	115	127,179
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	780	855,890
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	345	376,575
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	11,088
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	20	21,707
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	2,135	2,228,051
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	1,645	1,705,476
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,735	1,795,136
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	66,760
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	210	231,729
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	230	252,383
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2045	205	221,350
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2049	5	5,269
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2053	1,200	1,245,677
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2050	50	52,459
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2042	95	105,154
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2044	15	16,368
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	205	219,953
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	1,010	1,061,213
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	2,335	2,420,864
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2042	255	282,704
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2044	10	10,927
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2046	305	327,614
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	270	287,715
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2048	250	264,874
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	730	771,110
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2052	200	208,327
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2053	$290	$301,568
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2047	250	266,639
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2048	1,195	1,267,112
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2049	500	528,556
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2052	600	625,321
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2041	45	50,575
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2042	10	11,137
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2043	180	199,245
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2044	90	98,732
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2046	10	10,775
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2050	1,025	1,080,224
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2055	1,735	1,802,789
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	1,540	1,598,751
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2053	350	364,770
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2054	500	520,288
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2055	1,000	1,039,558
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2056	700	726,890
Massachusetts (Commonwealth of), Subseries 2018 D, GO Bonds	4.00%	05/01/2048	20	18,830
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	25	25,034
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	230	233,776
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	120	121,329
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	1,115	1,154,612
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	235	240,708
Massachusetts (Commonwealth of) (Rail Enhancement Bonds) (Sustainability Bonds), Series 2024, RB	5.00%	06/01/2054	1,195	1,238,226
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	1,375	1,415,614
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	1,035	1,073,170
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	1,865	1,933,101
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	2,570	2,654,675
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021, RB	4.00%	06/01/2050	620	585,835
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	580	588,298
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	2.50%	07/01/2046	40	29,696
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2051	920	852,653
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	20	22,085
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2043	765	840,213
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	4.00%	07/01/2044	340	339,765
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2044	65	70,783
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2045	70	75,650
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	420	450,237
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2047	40	42,426
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	175	184,637
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,095	1,161,218
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2042	95	105,945
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2043	10	11,078
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2044	165	181,212
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2045	10	10,891
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2046	80	86,354
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2047	300	327,120
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2050	220	231,250
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	730	783,195
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	4.75%	07/01/2055	1,070	1,080,955
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2055	500	518,821
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	1,930	2,053,121
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2048	310	294,298
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	$255	$272,226
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	955	879,655
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	2,090	2,201,306
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	15	15,710
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	795	822,163
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2044	650	713,893
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2043	10	11,075
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2045	55	59,921
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2045	305	334,905
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2048	500	536,030
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2049	500	534,322
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2050	500	532,585
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2056	1,005	1,058,915
Massachusetts (Commonwealth of) Development Finance Agency, Series 2013, RB	5.00%	07/01/2044	330	323,628
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016, Ref. RB	5.00%	07/01/2046	1,425	1,424,925
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	4.00%	07/01/2044	85	74,082
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,050	1,050,831
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	15	16,159
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	4.00%	03/01/2054	670	619,433
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	1,070	1,123,732
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, RB	5.25%	06/01/2055	1,250	1,287,932
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB	5.25%	07/01/2055	55	54,914
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2050	1,760	1,841,487
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2042	250	275,221
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2043	500	547,062
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2044	660	715,635
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health Issue), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2050	1,000	1,086,566
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.50%	07/01/2055	1,000	1,062,234
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	1,370	1,467,842
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2053	250	261,178
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	4.25%	07/01/2055	265	249,769
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	305	318,100
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	340	362,688
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	495	490,714
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	120	121,492
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	2,730	2,730,500
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	736,061
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	1,370	1,191,050
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	745	749,371
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,020	1,023,906
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2013 X, RB	4.00%	10/01/2048	20	18,770
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	$520	$500,966
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	515	515,985
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	4.00%	10/01/2046	285	272,200
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	560	585,951
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	4.00%	10/01/2048	315	292,663
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	910	958,628
Massachusetts (Commonwealth of) Development Finance Agency (Brown University), Series 2025, RB	5.50%	08/15/2050	45	47,755
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	670	678,731
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	750	751,687
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2053	485	481,561
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute), Series 2026, Ref. RB	5.50%	12/01/2051	1,250	1,343,337
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute), Series 2026, Ref. RB	5.50%	12/01/2056	845	899,512
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB(b)	5.00%	12/01/2046	650	657,396
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	1,125	1,125,264
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	170,873
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	355	297,166
Massachusetts (Commonwealth of) Development Finance Agency (Lahey Health System Obligated Group Issue), Series 2015 F, Ref. RB	5.00%	08/15/2045	225	225,061
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	105	113,774
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	185	199,400
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	705	739,587
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	830	856,457
Massachusetts (Commonwealth of) Development Finance Agency (Middlesex Sustainable Energy Partners), Series 2026, RB	6.00%	10/01/2049	15	16,304
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	670	710,826
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	15	15,708
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	485	452,490
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	1,000	1,000,543
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	1,110	1,094,180
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	1,435	1,326,218
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	1,014,939
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	400	393,214
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	590,888
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2025, Ref. RB	6.00%	07/01/2050	$250	$267,062
Massachusetts (Commonwealth of) Development Finance Agency (Tufts University Student Housing), Series 2025, RB	5.25%	06/01/2060	1,000	1,029,287
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	800	751,727
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	4.00%	07/01/2044	30	26,834
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	185	185,640
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2025, Ref. RB	5.25%	07/01/2050	100	102,809
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2045	1,360	1,039,410
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2045	770	707,192
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	200	193,065
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2019, RB	5.00%	09/01/2059	90	91,573
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2020, RB	5.00%	07/01/2050	80	88,948
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2021 V, RB	5.00%	07/01/2055	810	867,030
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2042	285	305,491
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2023 B, Ref. RB	4.38%	07/01/2052	495	434,219
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, RB	5.25%	06/01/2065	500	512,810
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, Ref. RB	4.00%	07/01/2045	75	73,835
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	110	110,115
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	50	51,928
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	3.00%	07/01/2049	5	3,821
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(b)(c)	4.00%	11/16/2026	25	25,146
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(b)(c)	5.00%	11/16/2026	745	752,723
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	910	910,736
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	850	867,447
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	670	683,752
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	1,005	1,041,300
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	1,250	1,310,767
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.25%	02/15/2050	405	432,271
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	1,610	1,673,199
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	685	738,946
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2016, Ref. RB(b)(c)	3.00%	08/01/2026	95	95,033
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	80	79,265
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	650	680,556
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	3.00%	08/15/2050	290	217,495
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	345	353,338
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	2,580	2,657,363
Massachusetts (Commonwealth of) Water Resources Authority, Series 2024 B, RB	5.00%	08/01/2049	20	21,024
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	275	292,881
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	410	400,141
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	740	757,917
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	105	102,919
University of Massachusetts Building Authority, Series 2017-1, RB	5.25%	11/01/2047	10	10,172
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	750	767,728
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	$335	$324,601
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	20	20,470
Wakefield (Town of), MA, Series 2025, GO Bonds	5.00%	08/15/2050	320	339,348
				183,156,566
Michigan-1.47%
Detroit (City of), MI, Series 2021 A, GO Bonds	5.00%	04/01/2050	1,395	1,405,844
Detroit (City of), MI, Series 2023 C, GO Bonds	6.00%	05/01/2043	150	167,185
Detroit Downtown Development Authority, Series 2024 Ref. RB	5.00%	07/01/2048	195	201,681
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	270	238,173
Eastern Michigan University, Series 2018 A, RB, (INS - AGI)(a)	4.00%	03/01/2044	645	609,900
Grand Traverse (County of), MO Hospital Finance Authority (Munson Healthcare Obligated Group), Series 2021, Ref. RB	3.00%	07/01/2051	105	75,850
Great Lakes Water Authority, Series 2016 A, RB(b)(c)	5.00%	07/01/2026	60	60,110
Great Lakes Water Authority, Series 2016 B, RB(b)(c)	5.00%	07/01/2026	1,160	1,162,128
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	10	10,430
Great Lakes Water Authority, Series 2022 B, RB	5.50%	07/01/2052	140	147,417
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	15	15,939
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	315	330,891
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	525,224
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2055	505	534,594
Great Lakes Water Authority, Series 2025 D, RB	5.50%	07/01/2055	270	287,228
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	380	395,777
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	4.13%	06/01/2048	290	276,494
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	455	468,922
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	85	86,617
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	555	568,906
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,215	1,265,392
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,030,209
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	1,375	1,439,569
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,405	1,357,695
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	305	318,527
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,150	1,136,848
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	805	813,859
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	1,300	1,253,785
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	85	93,334
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	245	267,675
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	735	796,144
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	620	685,403
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	1,125	1,192,324
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,170	1,242,502
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,275	1,372,492
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	20	20,063
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	305	305,553
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	10/15/2049	265	243,818
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	3.00%	10/15/2045	490	393,971
Michigan (State of) Building Authority (Facilities Program), Series 2021 I, RB	4.00%	10/15/2046	325	307,011
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,042,208
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,065	953,647
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	320	331,275
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	360	333,450
Michigan (State of) Building Authority (Facilities Program), Series 2024 II, RB	5.25%	04/15/2059	160	166,872
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	10/15/2050	430	448,843
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.25%	10/15/2050	500	531,415
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	90	93,587
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2050	230	207,258
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2055	70	62,045
Michigan (State of) Finance Authority, Series 2020, RB, (INS - BAM)(a)	4.00%	11/01/2055	500	447,993
Michigan (State of) Finance Authority, Series 2024, RB	4.00%	10/01/2048	500	487,705
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	$1,215	$1,215,219
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	895	817,892
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	400	392,801
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	210	215,598
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	4.00%	11/01/2048	670	607,281
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,275	1,281,140
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.25%	11/15/2042	390	337,868
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	2,080	1,878,098
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	410	416,045
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,665	1,428,307
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	5.50%	02/28/2049	325	340,597
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	1,545	1,428,101
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	555,901
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,695	1,606,072
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	945	851,640
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	2,115	1,870,332
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	105	91,049
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	285	285,293
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB(b)(c)	5.00%	12/01/2027	20	20,694
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2042	480	488,547
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	930	852,305
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2046	30	30,215
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	655	480,434
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	690	606,345
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	795	705,050
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	325	329,183
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,220	1,091,505
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(b)(c)	5.00%	05/15/2030	165	178,715
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	405	414,067
Michigan (State of) Strategic Fund (Mich Senate Offices), Series 2015, RB	4.00%	10/15/2047	1,815	1,724,058
Michigan State University, Series 2019 B, RB	4.00%	02/15/2044	575	566,544
Michigan State University, Series 2019 B, RB	5.00%	02/15/2044	400	412,265
Michigan State University, Series 2019 B, RB	5.00%	02/15/2048	555	565,971
Michigan State University, Series 2019 C, Ref. RB	4.00%	02/15/2044	1,155	1,138,015
Michigan State University, Series 2024 A, GO Bonds	5.25%	08/15/2046	130	140,097
Michigan State University, Series 2024 A, RB	5.00%	08/15/2049	420	438,651
Michigan State University, Series 2024 A, RB	5.25%	08/15/2054	890	935,302
Michigan State University, Series 2025 A, Ref. RB	5.25%	02/15/2050	250	266,451
Michigan State University, Series 2025 A, Ref. RB	5.00%	02/15/2055	720	746,278
Northern Michigan University, Series 2025 A, RB	5.50%	06/01/2055	5	5,336
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	183,205
Saginaw Hospital Finance Authority (Covenant Medical Center, Inc.), Series 2026, RB	5.25%	07/01/2056	250	258,805
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	1,000	1,048,683
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	400	413,190
Troy School District, Series 2026, Ref. GO Bonds	5.00%	05/01/2055	300	310,903
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	300	307,346
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	250	256,051
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	300	317,332
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	345	357,565
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	230	236,858
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,340	1,226,083
				60,883,065
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.60%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2053	$1,025	$1,025,531
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,197,353
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,005,021
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	385	377,153
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	824,698
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2048	370	371,431
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2058	665	661,320
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	1,095	1,140,135
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,029,424
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	30	30,162
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	115	109,914
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	76,408
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	1,105	1,131,995
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	630	574,230
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	430	369,277
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2049	10	9,903
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	945,936
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	530	574,629
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	314,303
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	415	461,007
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	115	126,087
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	310	346,366
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	1,235	1,364,819
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	20	22,222
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	140	127,063
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	575	602,237
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	1,945	1,999,605
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	505	449,791
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds, (CEP - Ohio School District)	3.00%	02/01/2046	415	348,267
Rochester (City of), MN, Series 2018, RB	4.00%	11/15/2048	1,625	1,562,176
Rochester (City of), MN, Series 2025 A, RB	4.25%	11/15/2050	125	120,201
Rochester (City of), MN, Series 2025 A, RB	4.38%	11/15/2053	10	9,640
Rochester (City of), MN, Series 2026 A, RB	5.00%	11/15/2042	535	593,195
Rochester (City of), MN, Series 2026 A, RB	4.00%	11/15/2043	475	471,873
Rochester (City of), MN, Series 2026 A, RB	5.00%	11/15/2045	40	43,376
Rochester (City of), MN, Series 2026 A, RB	5.00%	11/15/2046	350	376,381
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	775	797,594
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	610	618,021
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	4.00%	05/01/2049	255	231,808
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	550	492,080
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	1,165	1,187,262
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	415	383,567
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	$55	$54,569
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	360	364,501
				24,922,531
Mississippi-0.11%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	420	393,268
Medical Center Educational Building Corp., Series 2023, RB	4.00%	06/01/2053	270	246,771
Mississippi (State of) Development Bank (Lamar County School District), Series 2025, RB	5.00%	06/01/2050	10	10,379
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,001,200
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2046	1,760	1,757,547
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	695	712,648
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	110	116,371
Mississippi (State of) University Educational Building Corp. (State University Facilities), Series 2017 , Ref. RB	4.00%	08/01/2043	185	182,405
Mississippi Business Finance Corp. (System Energy Resources, Inc.), Series 2021, RB	2.38%	06/01/2044	295	198,191
				4,618,780
Missouri-0.68%
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2047	5	5,277
Jackson (County of), MO, Series 2023 A, RB	4.25%	12/01/2053	175	165,307
Jackson (County of), MO, Series 2023 A, RB	4.38%	12/01/2058	320	306,117
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2058	305	315,995
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	35	35,065
Kansas (City of), MO, Series 2023 A, RB	4.00%	01/01/2048	15	14,442
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	209,086
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	620	592,243
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	40,481
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	500	503,897
Missouri (State of) Health & Educational Facilities Authority, Series 2018 A, RB	4.00%	06/01/2048	210	187,077
Missouri (State of) Health & Educational Facilities Authority, Series 2019 A, RB	5.00%	10/01/2046	30	30,699
Missouri (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	4.00%	02/01/2042	25	23,367
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	4.00%	06/01/2050	235	211,377
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	2,400	1,679,961
Missouri (State of) Health & Educational Facilities Authority, Series 2022 A, RB	5.00%	06/01/2052	525	539,816
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(c)	4.00%	01/01/2046	635	583,849
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	1,390	1,307,997
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(c)	4.00%	01/01/2048	135	121,847
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	225	209,702
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,889,159
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.00%	04/01/2045	170	159,192
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.25%	04/01/2055	1,035	972,726
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2013 A, RB	5.00%	11/15/2048	235	235,044
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	135	119,793
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	2,955	2,881,570
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	1,215	1,127,723
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	1,240	1,145,494
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	110	111,710
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	1,100	939,618
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	515	467,403
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	$290	$263,027
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	4.00%	06/01/2053	1,235	1,085,151
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	42,522
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	980	1,008,977
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	355	332,345
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	575	502,464
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2054	230	194,947
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	2,630	2,325,101
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2018 A, RB	5.00%	06/01/2048	285	287,808
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	3.75%	06/01/2049	75	62,028
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	475	474,980
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	785	775,594
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	495	449,207
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	40	39,010
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,367,300
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2041	80	79,056
Missouri (State of) Joint Municipal Electric Utility Commission (Marshall Energy Center), Series 2025, RB	5.00%	01/01/2051	250	258,173
Springfield (City of), MO, Series 2025, COP	4.00%	11/01/2047	10	9,389
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2042	300	306,587
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	25	25,417
St. Charles (County of), MO Public Water Supply District No. 2, Series 2022, COP	4.00%	12/01/2044	145	141,430
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	255	269,067
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	720	750,898
				28,183,512
Montana-0.08%
Lewis & Clark County High School District No 1 Helena, Series 2025, GO Bonds, (INS - BAM)(a)	5.00%	07/01/2056	500	515,158
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	1,415	1,410,712
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group), Series 2018, Ref. RB	5.00%	07/01/2048	630	633,771
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2018, Ref. RB	5.00%	08/15/2048	265	267,136
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	505	363,996
				3,190,773
Nebraska-0.69%
Boys Town (Village of), NE (Boys Town), Series 2020, Ref. RB	2.38%	07/01/2050	10	6,109
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2046	1,525	1,592,800
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2055	1,400	1,421,366
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.25%	07/01/2055	1,000	1,037,228
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	2,300	2,351,994
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2052	30	30,602
Douglas (County of), NE Hospital Authority No. 2, Series 2015, Ref. RB	4.25%	11/01/2045	260	253,407
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	4.00%	11/15/2042	30	28,943
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	5.00%	11/15/2047	105	105,482
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital), Series 2014, RB	5.00%	05/15/2044	385	385,050
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	5.00%	11/01/2045	90	90,042
Douglas (County of), NE Hospital Authority No. 3, Series 2025, Ref. RB	5.00%	11/01/2049	515	532,625
Fremont School District, Series 2022, GO Bonds, (INS - AGI)(a)	4.00%	12/15/2047	770	720,282
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	380	354,921
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Nebraska (State of) Public Power District, Series 2026 A, Ref. RB	5.00%	01/01/2051	$50	$52,147
Nebraska (State of) Public Power District, Series 2026 A, Ref. RB	5.25%	01/01/2055	415	438,170
Nebraska Educational Health Cultural & Social Services Finance Authority (Immanuel Retirement Communities Obligated Group), Series 2019, Ref. RB	4.00%	01/01/2044	10	9,543
Nebraska Educational Health Cultural & Social Services Finance Authority (Immanuel Retirement Communities Obligated Group), Series 2019, Ref. RB	4.00%	01/01/2049	135	119,969
Omaha (City of), NE, Series 2014, RB	4.00%	11/15/2044	35	34,333
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	60	60,056
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	610,474
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	890	928,289
Omaha (City of), NE Public Power District, Series 2021 A, RB	4.00%	02/01/2051	1,260	1,163,463
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	200	193,443
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	640	633,823
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,020	1,065,030
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	1,040	1,090,798
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	1,335	1,421,553
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	800	842,045
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	1,000	1,052,557
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2049	530	574,140
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	1,045	1,120,636
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	935,611
Omaha (City of), NE Public Power District, Series 2024 C, RB	5.00%	02/01/2054	655	677,970
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	575	622,027
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	940	999,144
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2055	10	10,580
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2050	250	261,525
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2055	1,435	1,488,293
Omaha Public Power District Nebraska City Station Unit 2, Series 2026 A, Ref. RB	5.00%	02/01/2049	535	563,591
Omaha School District, Series 2020, GO Bonds	3.00%	12/15/2042	10	8,703
Omaha-Douglas Public Building Commission, Series 2020 B, GO Bonds	4.00%	05/01/2050	90	81,155
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	985	761,450
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	535	468,309
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	595	516,408
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,130	977,082
University of Nebraska Facilities Corp. (The), Series 2021, RB	3.00%	07/15/2054	65	46,151
				28,739,319
Nevada-0.47%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	150	149,982
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,490	1,533,444
Clark (County of), NV, Series 2022, RB	3.00%	07/01/2042	25	22,431
Clark (County of), NV (Founders Academy of Las Vegas), Series 2018, GO Bonds	4.00%	07/01/2044	615	605,366
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2018, GO Bonds	4.00%	07/01/2045	25	24,390
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	1,870	1,906,598
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2049	25	26,051
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2053	215	222,003
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2042	60	65,332
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2043	1,210	1,309,826
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	305	327,337
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2045	5	5,322
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	1,025	1,016,959
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,775	1,820,189
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,220	2,024,562
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	485	505,605
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	955	983,388
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	06/01/2026	520	520,000
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	06/01/2026	1,240	1,240,000
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	290	277,997
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2051	1,075	989,619
Las Vegas Valley Water District, Series 2023 A, GO Bonds	5.00%	06/01/2053	20	20,635
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2044	55	59,925
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2045	$65	$70,234
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.25%	06/01/2050	400	428,018
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2043	2,090	2,070,119
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	285	295,130
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2045	475	462,276
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2049	345	316,277
				19,299,015
New Hampshire-0.27%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	560	593,065
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,975	1,829,533
New Hampshire (State of) Business Finance Authority (Adventist Health System), Series 2024, RB	5.25%	07/01/2054	25	24,575
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	2,055	2,061,311
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	715	745,617
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	1,440	1,299,183
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2046	2,470	1,993,105
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2051	1,060	776,887
New Hampshire (State of) Health and Education Facilities Authority, Series 2019, RB	4.00%	08/01/2043	515	490,774
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	605	648,149
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.00%	08/01/2055	90	91,298
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.25%	08/01/2055	765	792,951
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	45	45,291
				11,391,739
New Jersey-2.87%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2015, RB, (INS - AGI)(a)	4.00%	07/01/2042	445	444,979
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2046	465	455,411
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2051	290	273,327
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,530	1,594,765
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2042	140	143,038
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	300	304,294
New Jersey (State of) Economic Development Authority, Series 2018 C, RB	5.00%	06/15/2042	135	137,930
New Jersey (State of) Economic Development Authority, Series 2018 C, RB	5.00%	06/15/2047	15	15,215
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB	4.63%	06/15/2048	5	5,020
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	115	118,935
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2048	1,045	1,068,723
New Jersey (State of) Economic Development Authority, Series 2019, RB	4.00%	06/15/2044	85	82,495
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	25	25,988
New Jersey (State of) Economic Development Authority, Series 2019, RB	4.00%	06/15/2049	20	18,573
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	3,065	3,226,635
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,390	2,445,985
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties L.L.C), Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2042	80	80,873
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	615	577,734
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	545	501,969
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	850	879,082
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	470	453,033
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	155	160,675
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	385	423,939
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	100	109,273
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,475	1,496,057
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	250	261,240
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	5	4,877
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	925	883,033
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	$2,700	$2,881,118
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2015 D, RB	4.00%	07/01/2045	80	79,480
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	5.00%	07/01/2045	10	10,245
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,205	874,703
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	1,840	1,616,042
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,285	1,139,617
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB(b)(c)	4.00%	07/01/2026	310	310,315
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	755	745,223
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	15	16,409
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	255	243,799
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	740	595,217
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	250	187,700
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	700	693,195
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2046	210	210,085
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2017, RB	4.00%	07/01/2047	415	390,949
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	810	759,751
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	280	294,890
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	360	383,798
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,130	1,144,058
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	2,005	2,008,683
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	665	636,003
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,005	747,302
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	1,885	1,770,501
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2042	250	271,527
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	70	77,684
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	215	228,684
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	45	45,024
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,015
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	4.00%	07/01/2044	300	288,662
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	900	688,633
New Jersey (State of) Institute of Technology, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2055	10	10,738
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	2,405	2,394,291
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	$170	$170,076
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	750	778,109
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,500	1,457,567
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,525	1,569,407
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	940	826,009
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,445	1,329,317
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	875	895,312
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	4.50%	06/15/2049	1,035	1,028,737
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	795,479
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,400	2,295,254
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,085	1,123,730
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,305	973,441
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	2,960	2,718,970
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	750	740,814
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	780	767,581
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,575	1,485,990
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	310	338,243
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	290	286,128
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	500	492,039
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	566,931
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	310	334,886
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	571,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	380	402,418
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	3.00%	06/15/2050	650	484,856
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	250	274,306
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	415	452,745
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	1,065	1,060,258
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	75	81,414
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2042	270	291,307
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	685	734,753
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,720	1,804,652
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	3,025	3,178,281
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	4.00%	06/15/2042	900	885,671
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	1,245	1,388,073
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	2,170	2,360,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	190	208,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	170	184,927
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	410	443,430
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	195	209,195
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2045	520	553,073
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	870	818,570
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	2,100	2,211,958
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	1,000	915,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	2,650	2,778,247
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2041	25	27,615
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	510	559,115
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	505	550,250
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2044	500	539,929
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	105	112,319
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	2,190	2,271,873
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.25%	06/15/2050	775	820,211
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	3,440	3,534,445
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	130	127,977
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2043	1,880	1,880,270
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	4.00%	01/01/2048	1,510	1,464,245
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	1,980	2,026,277
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	2,145	2,151,827
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,095	1,990,209
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	400	431,654
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	445	452,351
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	$2,400	$2,536,128
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,045	1,052,963
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,687,629
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	30	32,527
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	1,455	1,551,379
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	4.13%	01/01/2054	60	57,680
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	10	10,574
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2042	1,000	1,089,601
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,450	1,572,149
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	1,195	1,286,485
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	1,255	1,343,792
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	35	38,440
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	10	10,885
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	4.75%	01/01/2050	400	411,793
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	170	183,016
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	2,185	2,333,715
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	65	69,278
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	500	549,095
Passaic (County of), NJ Valley Water Commission, Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2053	5	4,801
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	220	227,208
South Jersey Transportation Authority, Series 2020 A, RB	4.00%	11/01/2050	20	18,078
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	580	578,798
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	265	274,855
South Jersey Transportation Authority, Series 2022, RB, (INS - BAM)(a)	5.25%	11/01/2052	20	20,834
				119,097,175
New Mexico-0.07%
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	3.00%	08/01/2048	1,715	1,285,980
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	4.00%	08/01/2048	905	808,760
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,025	943,940
				3,038,680
New York-21.63%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	105	111,204
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	1,035	1,104,861
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	30	30,010
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	295	298,772
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	685	726,001
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	1,275	1,330,997
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	1,000	1,123,043
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2044	25	27,805
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2045	95	104,908
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	385	421,580
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	1,200	1,273,694
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	2,925	3,126,457
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	410	324,417
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	1,985	1,559,079
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	750	537,609
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	500	443,580
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	111,285
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	986,536
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	4.00%	07/01/2045	10	8,325
Build NYC Resource Corp. (The Chapin School, Ltd.), Series 2017, Ref. RB	5.00%	11/01/2047	95	102,987
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	915	913,780
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	515	485,989
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	30	29,999
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	180	157,054
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	$390	$394,186
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	370	353,299
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	670	678,312
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	286,785
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	2,555	2,581,725
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	2,290	2,197,812
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	305	307,510
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	3,055	2,806,112
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	285	285,163
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2042	375	375,941
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	300	296,704
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	445	445,673
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	400	401,281
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	405	405,686
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	755	770,503
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	700	708,919
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	27,867
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	275	304,158
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	30	32,695
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	885	926,862
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,130	1,170,020
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,058,863
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	400	441,215
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	1,000	1,070,050
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	35	36,599
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	1,045	1,079,575
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	1,125	1,059,800
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	640	584,554
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	1,750	1,697,128
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	280	257,122
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	80	80,135
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	1,100	1,100,267
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	1,965	1,880,847
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	1,055	968,798
Metropolitan Transportation Authority, Series 2020 A-1, RB	5.00%	11/15/2048	380	384,756
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2042	265	262,240
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2045	635	591,682
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2046	1,185	1,088,176
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2047	5	4,510
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2048	180	160,467
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	25	24,494
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	595	576,999
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	390	372,416
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2042	65	70,408
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2044	15	15,916
Metropolitan Transportation Authority, Series 2025, Ref. RB	4.63%	11/15/2050	70	68,611
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	1,120	1,159,589
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,435	1,311,092
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	906,808
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	600	524,334
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	135	136,672
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	700	704,459
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	375	351,932
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	315	280,237
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	752,093
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	275	277,643
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	345	310,134
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	50	50,912
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	570	583,393
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	$775	$784,656
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	280	251,893
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	120	124,709
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2045	135	127,951
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	15	13,949
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	370	338,579
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	320	332,766
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	670	622,077
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	25	22,957
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	555	517,140
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,220
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,385	2,084,524
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	130	112,716
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	600	600,233
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	465	456,528
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	165	159,857
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	2,480	2,222,195
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,585	2,603,555
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	3,020	3,050,868
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	3,080	3,133,729
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	295	305,857
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	115	118,629
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	1,050	1,077,820
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	680	622,106
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	660	597,232
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,640	1,473,392
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	870	769,411
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,800	1,678,053
Metropolitan Transportation Authority (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2049	90	79,643
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	2,500	2,606,565
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	580	535,552
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,140	1,199,762
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	4.00%	11/15/2042	20	19,395
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	175	186,360
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	150	158,299
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	1,270	1,323,526
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	1,705	1,565,064
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2042	30	32,273
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	735	699,419
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	375	398,617
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	590	621,568
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	920	962,620
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	65	71,987
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	240	263,616
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	565	616,721
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	765	828,244
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	610	653,880
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	965	1,006,134
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	970	1,007,713
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	1,165	1,207,301
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	920	950,472
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	1,215	1,097,460
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	250	268,751
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	40	43,554
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2042	100	107,952
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	1,000	1,073,891
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	440	441,693
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2056	255	255,518
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	400	400,019
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2042	$120	$120,041
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	70	61,083
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	580	573,875
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	360	356,198
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,525	2,283,698
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	2,195	2,277,298
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,410	1,410,029
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	835	834,994
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	620	619,993
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	1,020	1,054,613
Nassau (County of), NY, Series 2022 A, GO Bonds	4.25%	04/01/2052	45	43,613
Nassau (County of), NY, Series 2023 A, GO Bonds	4.00%	04/01/2053	810	744,081
Nassau (County of), NY, Series 2024 A, GO Bonds	4.00%	04/01/2054	410	375,955
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	720	747,118
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	640	643,815
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	415	416,520
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	25	25,043
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	1,800	1,595,588
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2041	30	29,788
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	40	39,521
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	90	88,077
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	250	253,420
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	940	862,815
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	45	45,155
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	09/01/2045	130	125,667
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2046	20	19,270
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2051	25	22,834
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	225	233,624
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	15	15,602
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,220	1,285,988
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,120	1,169,379
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2042	10	11,139
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	30	33,753
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	20	22,109
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2047	10	10,726
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	1,000	1,046,252
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	195	193,011
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	1,360	1,395,687
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	140	143,182
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	700	709,721
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	05/15/2057	80	80,708
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.00%	08/15/2051	455	480,801
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	1,100	1,180,813
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2041	400	453,769
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,052,157
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,070	1,112,257
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2045	15	16,293
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	1,165	1,228,066
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	210	230,144
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	410	446,763
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	35	36,825
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	45	47,448
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	740	773,478
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	50	55,779
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	70	77,533
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	60	66,178
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	185	194,020
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	91,868
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Series 2022, Ref. RB	5.25%	12/01/2052	80	84,082
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	$190	$200,278
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	535	560,879
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2056	60	61,453
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	440,247
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	175	176,759
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	75	75,633
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	90	90,480
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	1,020	1,028,027
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	1,465	1,474,049
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	735	710,045
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	500	494,392
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	665	569,761
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	305	299,130
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	180	182,888
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	540	476,052
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	810	689,117
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	880	911,960
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	420	434,323
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2044	950	759,229
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	900	892,997
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	215	224,277
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	370	384,662
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	80	78,642
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	85	88,025
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	185	176,619
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	545	436,825
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	1,640	1,491,198
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	1,450	1,438,717
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	105	103,185
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	2,315	2,377,344
New York (City of), NY, Series 2021 A-1, GO Bonds	3.00%	08/01/2050	80	58,753
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,035	940,427
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	225	236,746
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	40	41,928
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	595	620,598
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,300	1,196,864
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	820	838,602
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	920	671,415
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	65	69,490
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	280	297,920
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	100	107,374
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	970	910,801
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	580	624,829
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	300	321,657
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	90	96,322
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2044	305	324,310
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2045	215	226,912
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	70	73,033
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	770	800,003
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	520	537,376
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,175	1,205,575
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	2,725	2,506,593
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	300	323,172
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	565	606,286
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	225	239,928
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	390	413,104
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	375	350,073
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	600	635,968
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	75	79,146
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	$55	$57,888
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	905	943,692
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	630	578,010
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2042	240	235,911
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	585	628,145
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,510	1,611,111
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	380	360,699
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	490	519,644
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2050	220	202,404
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2050	300	309,131
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	1,960	2,041,897
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	360	393,517
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	320	348,171
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	15	16,198
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	85	91,057
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2046	270	285,014
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2048	420	437,985
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	1,950	2,020,507
New York (City of), NY, Series 2025 A-1, GO Bonds	5.50%	08/01/2050	400	432,252
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2053	525	540,087
New York (City of), NY, Series 2025 A-1, GO Bonds	5.25%	08/01/2053	495	520,358
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	375	408,910
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2043	635	689,300
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	400	431,036
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2045	170	181,770
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2047	5	5,350
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2048	555	576,813
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	1,585	1,673,560
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	1,405	1,440,706
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	2,000	2,113,126
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2047	505	528,086
New York (City of), NY, Series 2025 E, GO Bonds	5.25%	08/01/2050	95	100,179
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	1,475	1,512,713
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2043	285	311,151
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2044	300	324,968
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2047	370	397,730
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2049	400	426,227
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2050	1,100	1,168,208
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2041	45	44,544
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	205	200,934
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	390	400,751
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	435	422,844
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	450	460,249
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,725	1,757,102
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	180	182,649
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	1,690	1,431,635
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	160	165,999
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,370	1,344,730
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	620	640,250
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	1,020	970,483
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	1,145	886,258
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	545	592,315
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	690	744,303
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	635	682,383
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,400	2,521,004
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	15	16,153
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	370	396,000
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	145	157,027
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	16,134
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	70	74,795
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	$125	$121,840
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	430	422,674
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	710	770,182
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	685	738,468
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2045	500	474,604
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	2,860	3,014,013
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,870	1,720,434
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	110	119,601
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	445	481,263
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	525	565,467
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	1,650	1,765,451
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	635	687,992
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	1,080	1,154,390
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	1,875	1,957,267
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	1,195	1,239,946
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,680	1,767,918
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,460	1,315,194
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	500	544,539
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	490	531,277
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	90	96,880
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2045	1,505	1,642,175
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	35	37,224
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	1,335	1,411,183
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	1,725	1,809,680
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	1,535	1,558,140
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	1,745	1,379,468
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	395	368,398
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	635	463,376
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	1,105	1,061,536
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	2,030	1,516,438
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	3,025	3,181,160
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,640	1,532,803
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	565	552,459
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	865	770,080
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	4.00%	06/15/2047	265	247,679
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	1,310	1,277,134
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	1,625	1,565,344
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	635	601,254
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	2,180	1,716,877
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	570	539,709
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB(b)(c)	5.00%	06/15/2026	520	520,457
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	695	662,261
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB(b)(c)	5.25%	06/15/2026	845	845,824
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	325	284,427
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	175	176,857
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	1,300	1,312,005
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	110	102,810
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	900	903,344
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.25%	06/15/2047	100	100,530
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	5.00%	06/15/2045	45	45,583
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	240	218,659
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	1,680	1,440,579
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	275	250,546
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	160	162,168
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	255	192,217
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	960	875,668
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	$920	$942,364
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	280	292,244
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	25	22,842
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	90	92,188
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	200	200,301
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2049	350	317,651
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,005	1,019,108
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	341,649
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	235	233,326
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	525	389,855
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	1,565	1,434,223
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	810	801,360
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	725	709,833
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,020	757,433
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,325	2,130,715
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	655	672,224
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,170	1,157,519
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	1,215	1,117,243
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	875	865,714
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	740	732,147
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	550	551,142
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	270	286,129
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	25	25,650
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	1,090	1,002,300
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	465	475,994
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,135	847,375
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	20	21,203
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	495	420,018
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	500	515,210
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.00%	06/15/2051	670	495,042
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	2,680	2,445,214
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,540	1,277,897
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	1,295	1,370,579
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,000	1,909,010
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,880	1,715,299
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	505	518,064
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	2,120	2,225,534
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	2,300	2,079,673
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	1,035	1,061,401
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	1,100	1,049,955
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	275	281,277
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	280	296,660
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	2,145	2,093,333
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,040	1,968,143
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	1,100	1,152,214
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	1,525	1,625,180
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	520	548,824
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	55	59,021
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	2,170	2,250,666
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	2,630	2,770,882
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	1,065	965,449
New York (City of), NY Municipal Water Finance Authority, Series 2024 BB, Ref. RB	4.00%	06/15/2045	65	62,124
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	50	53,267
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	395	414,529
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	265	276,542
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	1,615	1,774,042
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2048	25	26,224
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	1,025	1,091,498
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	1,780	1,843,603
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	4.25%	06/15/2053	530	498,555
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	$2,485	$2,622,064
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	2,520	2,606,866
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	1,000	1,065,340
New York (City of), NY Municipal Water Finance Authority, Series 2026 DD, Ref. RB	5.00%	06/15/2046	1,800	1,933,662
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2047	385	409,358
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2048	800	842,630
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2049	800	837,888
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	4.50%	06/15/2051	300	296,849
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2056	2,125	2,198,799
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.25%	06/15/2056	1,125	1,191,166
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.50%	06/15/2056	1,930	2,091,843
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	1,500	1,368,232
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	200	204,217
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	585	585,763
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,125	1,217,883
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,595,692
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	500	514,613
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,570	1,645,815
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	1,490	1,560,933
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	175	188,288
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	5	5,334
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	1,490	1,593,815
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,720	2,856,641
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	560	594,778
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	3,000	3,172,825
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	185	202,386
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	1,600	1,671,172
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	535	520,995
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	4.00%	05/01/2043	390	375,476
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	330	321,361
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	525	506,107
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	485	460,046
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	720	696,900
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	305	296,848
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	375	362,037
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	730	702,274
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	1,540	1,498,838
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	795	805,003
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	920	927,871
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	1,205	1,219,717
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	2,190	1,926,348
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	170	171,982
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	605	578,115
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	635	610,806
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	265	272,485
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	490	479,263
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	685	668,336
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	495	477,957
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	970	1,002,659
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	380	390,410
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	480	409,071
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	595	615,033
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2045	90	92,995
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	50	46,877
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	840	734,502
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	665	656,698
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	570	556,812
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	610	593,719
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	510	408,915
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	70	69,155
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	$395	$385,821
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	570	554,420
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	1,345	1,287,741
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	540	411,486
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	40	37,084
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	1,615	1,577,470
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	2,105	2,026,130
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	45	44,791
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	345	339,396
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2044	150	145,630
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2045	110	105,877
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2046	65	61,482
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	195	193,873
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	270	284,491
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	245	241,030
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	945	925,375
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	420	407,628
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	50	48,127
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	630	500,289
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	245	231,235
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	300	280,463
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	455	348,925
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	190	141,654
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	56,787
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	640	629,522
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	1,280	1,232,052
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	40	41,678
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	2.50%	08/01/2048	500	336,770
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2048	215	164,576
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	470	462,534
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,140	1,117,560
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,320	1,245,839
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	1,370	1,256,898
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	315	191,166
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	885	659,962
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	50	53,678
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	380	412,164
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	100	106,379
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	465	491,602
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	35	36,758
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,625	1,517,162
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	85	76,940
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	4.00%	02/01/2051	540	488,795
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	130	137,776
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	664,746
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	495	519,424
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	1,470	1,517,380
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	1,510	1,545,743
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	600	590,469
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	455	446,044
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	765	802,746
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	2,215	2,073,135
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	1,660	1,713,504
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	25	25,604
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	455	490,143
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	510	548,590
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	415	444,049
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	843,932
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	215	227,352
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	735	769,935
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	$500	$519,212
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	400	414,181
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	894,965
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	80	81,983
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,066,578
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	1,015	1,092,992
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	770	826,500
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	565	603,496
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	1,040	1,109,263
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	460	486,061
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	1,170	1,234,862
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,123,894
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	180	201,801
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	120	129,712
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2043	230	247,204
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	10	11,092
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	40	44,369
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2045	340	360,946
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2048	500	518,813
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	1,525	1,609,853
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	520	546,356
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,050,685
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	480	504,519
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	1,380	1,318,582
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	1,190	1,286,542
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	35	38,231
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,590	1,729,904
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	1,200	1,290,682
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	540	576,651
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,140	1,206,464
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,365	1,430,694
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,045	1,088,432
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,010	1,069,256
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,370	1,420,118
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	755	684,889
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	15	16,385
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2042	540	587,515
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	420	462,826
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	485	521,651
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	410	446,299
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2046	125	132,288
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	1,220	1,291,962
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2049	740	768,772
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	665	689,327
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	1,425	1,523,823
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	1,585	1,487,173
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	430	467,724
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	120	129,783
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	860	924,406
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	365	390,452
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	180	191,264
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	585	616,524
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	335	349,843
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	375	389,403
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	670	694,082
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	2,870	2,999,168
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	4.25%	02/01/2054	240	225,340
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	600	650,099
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	580	624,661
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	635	680,553
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	$865	$912,898
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	705	737,235
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	1,485	1,568,235
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	65	70,693
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	720	766,400
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	60	57,127
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	255	269,216
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	1,470	1,546,059
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.13%	05/01/2052	155	143,225
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	210	216,160
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	95	104,207
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2043	25	27,236
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2044	10	10,831
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2045	240	257,908
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2046	975	1,059,412
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	410	440,539
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2048	1,435	1,528,234
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	1,240	1,341,890
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2052	1,275	1,344,297
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2054	1,100	1,134,341
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2042	55	60,331
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	1,000	1,089,458
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2044	50	54,154
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	440	472,831
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	830	883,141
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	500	537,242
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	500	532,486
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	2,390	2,480,985
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	2,820	2,965,245
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	335	365,974
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	150	163,182
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	450	486,646
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	685	736,905
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	720	768,862
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	810	857,475
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,555	1,629,617
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	1,000	1,076,738
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	1,005	923,460
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	2,335	2,403,245
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	500	548,618
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2042	450	491,663
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	665	717,796
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	1,205	1,278,762
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	295	313,334
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	420	436,110
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	1,000	1,075,855
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	590	640,428
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	245	273,530
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2042	15	16,747
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2043	310	336,496
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2044	265	286,039
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	470	503,520
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	225	236,383
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2050	1,005	1,043,550
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.50%	05/01/2053	160	171,431
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	820	860,413
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2042	600	659,423
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2042	275	303,907
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2043	1,000	1,091,403
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2043	275	301,671
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2044	$1,540	$1,670,713
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2044	275	299,762
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2045	1,385	1,490,563
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2045	320	345,867
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2046	1,230	1,310,428
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2046	320	342,183
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2047	1,000	1,054,014
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2047	320	338,317
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2048	320	335,876
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.25%	11/01/2049	365	390,292
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2050	1,155	1,202,270
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	02/01/2050	1,000	1,083,898
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2050	520	541,733
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.25%	11/01/2050	365	389,592
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.25%	11/01/2051	365	388,465
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	02/01/2052	800	844,384
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2053	1,020	1,053,329
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.50%	11/01/2054	1,275	1,376,796
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2055	65	68,489
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	775	761,477
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	495	420,276
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	550	489,313
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	680	674,938
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	570	587,168
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	580	437,601
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	480	462,891
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	205	224,214
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,088,302
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	180	194,869
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,095	2,272,420
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,041,886
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,405	1,473,737
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	295	306,982
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	250	240,072
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2044	310	344,379
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	70	69,560
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	275	275,652
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	10	10,022
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	570	576,836
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	430	435,070
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	70	70,772
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2045	60	57,158
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,270	1,184,323
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	405	410,571
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2045	35	33,089
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	715	683,741
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2047	5	4,681
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	790	727,078
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	505	516,981
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	510	501,681
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	30	30,788
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	340	316,147
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,230	1,251,637
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,605	1,559,386
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	435	452,071
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	540	560,027
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	140	144,741
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	500	515,726
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,025,058
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2048	$50	$46,568
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	555	518,803
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	2,360	1,792,869
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	735	551,685
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	590	524,925
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	745	830,014
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	1,320	1,143,364
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	735	633,494
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,420	1,398,874
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	775	747,063
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	985	932,909
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	620	570,908
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,815	4,501,083
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	50	37,560
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	1,120	1,030,048
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	600	596,682
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	410	403,900
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	52,176
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	1,255	1,173,573
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	3.00%	03/15/2051	345	253,306
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	680	662,632
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	265	247,806
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	300	276,246
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	990	911,695
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	395	389,123
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	730	540,802
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2051	270	198,240
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	25	26,295
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	255	239,987
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	585	581,765
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	645	635,404
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	2,015	2,109,007
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	3,205	2,951,249
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	2,520	2,050,497
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	2,550	2,594,125
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	105	98,345
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	170	177,818
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	50	54,063
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	45	44,330
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	630	667,255
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,050	971,867
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	770	791,602
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	210	228,835
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	270	288,955
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	95	99,420
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	1,090	1,126,923
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2055	975	1,005,789
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	160	175,473
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	65	70,157
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	75	79,560
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	755	794,288
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	645	672,493
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	104,355
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	125	129,939
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,095	1,135,393
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	500	516,600
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	1,000	1,032,436
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	740	762,643
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	600	619,204
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	1,525	1,662,598
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	$1,035	$1,120,352
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	1,340	1,437,632
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	700	745,008
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	335	353,528
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	510	478,938
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	605	642,858
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	170	180,233
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,370	3,544,513
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	2,180	1,970,368
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	4,460	4,825,616
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	35	38,558
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	955	1,045,032
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	520	563,348
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	525	563,719
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	365	384,942
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	885	924,597
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,780	1,848,912
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	955	857,649
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,055	1,090,910
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	640	649,761
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	1,280	1,407,105
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2042	55	61,700
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	35	38,496
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	20	21,823
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	30	33,357
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	260	280,869
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	90	97,975
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	145	155,472
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	505	544,274
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	30	32,018
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	235	253,851
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	5	5,273
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	580	613,513
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	4.25%	03/15/2048	495	474,763
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2048	255	267,264
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2049	35	36,592
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	620	646,169
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	880	936,949
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	1,030	1,070,636
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	07/01/2051	20	21,573
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	315	326,206
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2054	1,100	1,138,248
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	875	904,636
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	2,595	2,678,465
New York (State of) Dormitory Authority, Series 2025 B, Ref. RB	5.00%	03/15/2052	1,510	1,564,788
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	355	388,421
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	90	97,610
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2046	65	70,563
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	370	399,599
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2050	1,450	1,546,115
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.50%	03/15/2053	1,630	1,764,475
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	1,390	1,438,966
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	1,430	1,439,886
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	850	907,032
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	305	325,845
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2042	350	388,354
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2043	350	385,021
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2044	400	435,320
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2045	400	431,136
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2046	400	426,753
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2047	$410	$434,723
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2048	450	473,845
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2049	600	643,586
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2050	900	941,562
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	4.50%	03/15/2051	500	493,653
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2053	1,315	1,365,758
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2056	2,000	2,116,815
New York (State of) Dormitory Authority, Series 2026, RB(e)	5.00%	10/01/2051	275	285,291
New York (State of) Dormitory Authority (Barnard College), Series 2025 A, Ref. RB	5.00%	07/01/2055	35	35,712
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	20	18,930
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	690	632,288
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	1,195	885,286
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	690	710,736
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	490	503,470
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	105	106,568
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	115	111,478
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	575	589,103
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,031,482
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	120	122,302
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,665	1,547,064
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	320	312,599
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,735	1,725,405
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	560	539,875
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	305	288,870
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	1,165	1,089,412
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	190	217,396
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	890	1,005,838
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	4.00%	07/01/2050	115	105,906
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	100	102,493
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	895	834,395
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	1,065	954,582
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	1,015	1,038,798
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2055	200	210,158
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,225	1,195,164
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	88,334
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015, Ref. RB	5.00%	07/01/2045	330	330,025
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,845	1,364,920
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	800	747,384
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	275	278,682
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	760	690,283
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	1,280	1,070,669
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	335	235,406
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	3,230	2,993,629
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,225	1,225,364
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	67,419
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	260	221,420
New York (State of) Dormitory Authority (New School (The)), Series 2025 A, Ref. RB	4.25%	07/01/2050	315	290,146
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	970	945,766
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	540	564,517
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	15	15,298
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	340	300,611
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,260	1,201,562
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	1,065	1,091,197
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2041	25	28,251
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	200	220,137
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	125	136,337
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2047	$200	$214,155
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	2,195	2,013,801
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	2,100	1,844,016
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,775	1,832,040
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	715	767,495
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	1,640	1,558,205
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	80,897
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	2,205	2,017,469
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	805	801,709
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	55	56,025
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	260	230,133
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	250	226,107
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	525	540,494
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(a)	5.50%	10/01/2054	530	562,016
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	1,325	1,347,455
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	1,500	1,468,411
New York (State of) Housing Finance Agency (Green Bonds), Series 2024 A-1, RB	5.00%	06/15/2054	10	10,209
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,745	1,706,594
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,465	2,278,188
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,260	2,037,949
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	1,270	949,043
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	100	90,147
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	140	153,699
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	350	318,125
New York (State of) Power Authority (Green Transmission), Series 2024 A, RB	4.00%	11/15/2049	5	4,620
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	1,820	1,742,095
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	975	893,984
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	725	647,964
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2048	60	63,011
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2053	45	46,723
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	880	917,057
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	70	72,723
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	195	171,629
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	390	335,237
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	2,350	2,279,502
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	1,070	827,657
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	2,360	2,137,027
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	740	524,823
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	370	333,826
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	1,365	1,317,344
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	1,035	949,168
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	745	534,927
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	335	301,815
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	40	40,000
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	105	103,313
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	235	219,779
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	320	245,170
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	440	332,896
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	525	392,621
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	$140	$132,813
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	2,185	1,674,550
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2045	205	198,036
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	3.00%	01/01/2051	25	18,593
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	810	750,228
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	1,745	1,618,275
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	35	38,550
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	220	240,968
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	365	396,698
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	965	1,016,343
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	925	981,121
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	610	663,559
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2045	15	16,167
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	70	74,708
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	1,000	1,057,781
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	2,240	2,332,911
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	1,600	1,650,239
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2056	1,000	1,030,301
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2043	50	55,396
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2044	35	38,414
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2045	500	543,102
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2046	20	21,479
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2051	1,020	1,058,964
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2056	1,570	1,622,014
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.25%	01/01/2056	575	607,390
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	305	272,842
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	1,500	1,388,381
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	480	464,915
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	1,335	1,371,531
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	605	620,448
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,290	1,178,737
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	450	442,234
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	235	234,584
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	485	536,669
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	975	894,945
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	320	343,369
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	165	162,192
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	645	587,187
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15	13,536
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	530	476,833
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	270	242,562
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	240	252,998
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	630	660,201
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,655	1,718,584
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	455	438,079
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	540	416,264
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	820	730,215
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	580	514,920
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,415	1,300,777
New York (State of) Thruway Authority (Green Bonds), Series 2022, RB	5.00%	03/15/2054	20	20,524
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	5	4,647
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2049	5	4,572
New York (State of) Thruway Authority (Group 2), Series 2020 N, RB	4.00%	01/01/2045	5	4,863
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	265	263,500
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	760	752,297
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2046	10	9,457
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2048	115	105,533
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	3.00%	01/01/2050	75	56,286
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.13%	03/15/2057	1,750	1,818,071
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.00%	03/15/2059	2,720	2,783,817
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	$160	$155,516
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	125	117,848
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2047	175	163,646
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2050	20	15,214
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2051	295	221,692
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	1,710	1,773,281
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	475	424,297
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	45	50,624
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	400	414,472
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,135	1,196,170
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,047,301
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2042	50	54,823
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	505	500,224
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	785	785,289
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	145	145,349
New York Liberty Development Corp., Series 2019, Ref. RB	2.45%	09/15/2069	2,000	1,928,927
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,130	1,776,999
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,475	1,183,261
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,420	1,398,195
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	535	450,028
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	930	699,366
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.25%	09/15/2052	300	221,866
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	1,200	936,268
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	505	477,743
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,710	1,610,262
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	1,415	1,129,717
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	2,035	1,518,679
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	3,405	2,483,492
New York State Environmental Facilities Corp., Series 2016, Ref. RB	4.00%	06/15/2046	5	4,726
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	580	608,790
New York State Environmental Facilities Corp. (Green Bonds), Series 2022, RB	5.00%	09/15/2047	500	526,289
New York State Environmental Facilities Corp. (Green Bonds), Series 2022, RB	5.25%	09/15/2052	560	590,336
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 A, Ref. RB	5.00%	06/15/2046	45	45,569
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	100	101,740
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(b)(c)	5.00%	06/15/2026	170	170,146
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, RB	5.00%	06/15/2047	25	25,289
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	110	111,903
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	75	76,702
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	400	393,479
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	255	242,010
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	1,340	1,287,674
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	1,050	1,091,470
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,417
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	405	430,005
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,165	1,242,989
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	$270	$262,789
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	340	327,995
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,003,606
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2046	15	14,053
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2047	35	32,521
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	220	227,337
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	660	682,071
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	140	144,688
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	150	154,674
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	985	905,539
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	20	19,866
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	745	734,805
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	5	3,746
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	725	686,200
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2047	140	130,291
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	570	603,857
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	3,290	3,212,953
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	4,160	3,869,295
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	1,105	818,612
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	790	771,587
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,045	1,076,617
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,245	1,157,998
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	95	97,213
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	440	337,661
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	500	377,644
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	465	347,823
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	95	70,378
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,130	1,127,673
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	760	801,858
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	855	898,274
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	940	709,971
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	200	187,059
New York State Urban Development Corp., Series 2021 A, Ref. RB	2.63%	03/15/2051	110	72,843
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2043	20	21,329
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	55	58,307
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	65	66,897
New York State Urban Development Corp., Series 2023 B, Ref. RB	4.00%	03/15/2050	140	128,507
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	565	582,932
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	100	86,319
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	240	260,922
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	445	481,013
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	510	498,831
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	745	721,971
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	620	588,922
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	1,175	1,163,138
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,650	1,596,737
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	2,110	2,063,790
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	310	296,092
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,435	1,355,047
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	245	260,888
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	70	73,860
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	520	541,704
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	105	104,784
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	45	44,762
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	720	709,569
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	715	681,359
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	205	200,199
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	740,825
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	20	20,925
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2047	375	390,193
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	$25	$25,947
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	335	346,656
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	140	144,683
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	15	15,574
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	370	382,654
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,310	1,349,841
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,150	1,179,235
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	870	843,677
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	50	47,856
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	385	294,510
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	65	58,476
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	20	20,868
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	385	398,725
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,430	1,362,471
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	705	657,877
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	620	619,858
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	1,265	1,369,975
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	140	147,514
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	370	370,016
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	540	542,067
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	1,005	909,883
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	660	556,704
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	205	169,224
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	510	517,767
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	390	393,661
Triborough Bridge & Tunnel Authority, Series 2018, RB	4.00%	11/15/2047	55	51,334
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	130	104,970
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2047	60	46,268
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2048	100	75,831
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,615	1,515,871
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,840	3,926,447
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	1,005	943,313
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	1,530	1,145,839
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	510	462,381
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	185	199,195
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	65	69,678
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	135	140,877
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	1,300	1,174,794
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	27,438
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	590	635,430
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	160	170,225
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	285	264,485
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,740	2,866,325
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	1,050	1,153,114
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	60	65,489
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	360	391,096
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	200	215,618
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	740	772,606
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	665	700,224
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	875	789,362
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	875	903,548
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	1,035	926,598
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,195	2,291,391
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,792,490
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	3,245	3,376,528
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	320	354,233
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	$305	$335,190
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	240	260,964
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	395	425,215
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2046	70	74,616
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	185	199,575
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2048	100	107,258
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	1,025	1,070,200
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	295	306,044
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	50	44,553
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	1,080	1,092,524
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	745	773,462
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,660	1,736,805
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	50	50,037
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	965	1,027,035
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	845	826,923
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	435	476,623
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	350	378,277
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	325	337,283
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	245	252,960
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2054	200	205,577
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	555	508,482
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	2,880	3,017,727
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	1,805	1,924,658
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2015 A, RB(b)	5.00%	11/15/2050	575	574,980
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	1,520	1,555,200
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	185	189,925
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2045	575	587,708
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	25,484
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	1,500	1,386,071
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	25	25,400
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	50,072
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	660	657,626
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	480	473,292
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	1,915	1,960,542
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	1,310	1,172,795
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,310	1,333,853
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	1,560	1,596,363
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,540	1,372,127
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,540	1,568,035
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	1,065	1,091,117
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	2,180	1,967,573
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	960	1,003,640
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	350	364,664
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	210	224,994
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	215	228,740
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	880	919,289
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	1,560	1,411,938
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	1,125	1,154,985
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,910	1,995,274
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	2,270	2,024,122
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,500	1,550,958
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.00%	11/15/2048	250	261,706
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.25%	11/15/2050	255	271,145
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.50%	11/15/2053	745	804,400
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2047	75	81,276
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2048	75	80,691
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2051	675	717,471
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2054	20	21,210
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.50%	11/15/2056	525	568,636
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2042	$900	$1,005,628
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2043	465	515,869
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2044	455	498,114
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2045	460	497,892
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2047	450	476,028
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2048	450	472,333
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2049	450	470,431
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.25%	11/15/2050	450	479,695
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	4.38%	11/15/2051	450	436,766
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2056	900	928,866
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	310	342,442
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	1,090	1,020,678
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	1,525	1,589,799
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	135	124,217
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	510	525,793
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	2,735	2,590,989
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	265	275,554
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	225	220,051
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2041	85	94,780
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	770	815,044
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	1,285	1,381,736
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB, (INS - AGI)(a)	4.50%	12/01/2056	200	195,626
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	300	310,313
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	1,440	1,458,714
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	315	335,961
				897,213,668
North Carolina-0.67%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	535	422,239
Cary (Town of), NC, Series 2017 B, Ref. RB	4.00%	12/01/2042	1,485	1,485,483
Charlotte (City of), NC, Series 2017 A, RB	5.00%	07/01/2042	80	81,247
Charlotte (City of), NC, Series 2018, Ref. RB	4.00%	07/01/2047	20	19,663
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	260	277,246
Charlotte (City of), NC, Series 2022 A, Ref. RB	4.00%	07/01/2052	85	79,830
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,320
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	515	540,827
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	125	131,026
Charlotte (City of), NC, Series 2025 A, Ref. RB	5.25%	07/01/2055	500	529,208
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	1,000	1,008,138
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	385	392,905
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	390	388,736
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	398,580
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	425	404,965
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	690	652,129
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022, RB	4.00%	07/01/2047	655	642,158
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,005	781,515
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	205	204,953
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	265	259,389
Durham (City of), NC, Series 2021, RB	2.25%	08/01/2051	600	395,112
Durham (City of), NC, Series 2026, Ref. RB	5.00%	08/01/2055	310	326,911
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	200	201,136
Fayetteville (City of), NC, Series 2025, RB	4.00%	03/01/2055	320	299,699
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2043	520	523,892
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2044	15	15,005
Holly Springs (Town of), NC, Series 2026, RB	5.00%	11/01/2055	650	680,609
Johnston (County of), NC, Series 2021, RB	2.25%	04/01/2051	1,360	893,869
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	$250	$268,804
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	385	394,936
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2044	60	59,789
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	230	230,952
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.13%	10/01/2054	1,000	1,006,565
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	860	859,990
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging), Series 2021, RB	4.00%	03/01/2051	25	21,063
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	480	443,764
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	915	824,589
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	3.13%	11/01/2049	365	277,251
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,465	1,320,758
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,045	858,794
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	4.00%	07/01/2049	450	430,812
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2045	460	425,853
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	205	205,017
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	940	911,447
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012, RB	5.00%	12/01/2045	100	100,070
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	430	430,017
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2051	70	69,610
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	200	198,277
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2049	1,115	1,129,141
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	1,910	1,944,337
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	265	273,510
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2044	85	87,393
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	4.00%	01/01/2055	325	288,935
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	975	988,329
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2055	20	18,399
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	105	104,280
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	4.00%	09/01/2053	80	74,859
University of North Carolina at Chapel Hill, Series 2016, RB	4.00%	02/01/2046	180	174,099
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	830	909,647
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	465	464,019
				27,842,096
North Dakota-0.10%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	180	155,821
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	185	150,928
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2046	1,700	1,292,420
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2051	645	453,012
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	695	704,232
State Board of Higher Education of the State of North Dakota, Series 2019, RB, (INS - AGI)(a)	4.00%	04/01/2050	230	200,793
University of North Dakota, Series 2018, COP	4.00%	04/01/2057	500	424,819
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	200	201,608
University of North Dakota, Series 2021 A, COP, (INS - AGI)(a)	3.00%	06/01/2061	1,000	683,299
				4,266,932
Ohio-1.51%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	810	718,296
Allen (County of), OH, Series 2025, Ref. RB	5.00%	11/01/2041	10	10,892
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	910	857,243
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	255	244,686
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	$300	$299,210
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2050	190	200,289
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	1,000	1,047,389
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	610	554,341
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	200	209,188
Butler (County of), OH (UC Health), Series 2016, Ref. RB	4.00%	11/15/2040	20	18,374
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	1,170	1,170,469
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	455	426,543
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	120	119,917
Clermont (County of), OH, Series 2015, RB, (INS - BAM)(a)	4.25%	12/01/2053	245	227,464
Cleveland Municipal School District, Series 2015 A, GO Bonds, (CEP - Ohio School District)	4.35%	12/01/2045	15	14,882
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2050	75	79,003
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2055	35	36,571
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	415	412,851
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	4.75%	02/15/2047	270	254,356
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.25%	02/15/2047	340	340,158
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	510	480,170
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	35	35,020
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	929,731
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2057	375	375,083
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	90	77,042
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2061	800	813,618
Fayette (County of), OH (Adena Health System Obligated Group), Series 2025, RB, (INS - AGI)(a)	5.25%	12/01/2054	200	207,438
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,231
Franklin (County of), OH, Series 2017, RB	5.00%	12/01/2046	85	85,609
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	115	118,308
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	425	432,359
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	365	348,314
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	450	395,442
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	695	679,192
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019, RB	5.00%	11/01/2048	800	864,986
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	775	754,039
Franklin (County of), OH (OhioHealth Corp.), Series 2018 A, RB	4.00%	05/15/2047	1,480	1,360,114
Franklin (County of), OH (OhioHealth Corp.), Series 2018 A, RB	5.00%	05/15/2047	920	932,351
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	1,040	1,048,660
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	450	412,405
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	680	662,620
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	12/01/2048	530	505,587
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.38%	12/01/2058	430	407,889
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2055	250	254,156
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2053	350	354,204
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2063	1,350	1,359,322
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	900	985,345
Hamilton (County of), OH (Life Enriching Communities), Series 2016, Ref. RB	5.00%	01/01/2046	1,590	1,589,894
Hamilton (County of), OH (Life Enriching Communities), Series 2025, Ref. RB	5.50%	01/01/2055	190	193,634
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	935	874,949
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	5.00%	08/15/2047	85	85,528
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	1,020	861,034
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	4.00%	08/15/2050	295	261,081
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	5.00%	08/15/2042	145	146,951
Hamilton (County of), OH (UC Health), Series 2020, RB	4.00%	09/15/2050	125	105,610
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2050	830	871,013
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2053	1,685	1,759,665
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	250	261,544
Lucas (County of), OH (ProMedica Healthcare System), Series 2015, RB	4.00%	11/15/2045	295	256,602
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	160	153,804
Miami (County of), OH, Series 2019, Ref. RB	5.00%	08/01/2049	535	539,683
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	$300	$293,865
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	880	761,650
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2021, Ref. RB	4.00%	08/01/2041	20	18,798
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	820	759,222
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	25	22,017
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	985	897,810
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	420	300,135
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	790	696,792
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2042	70	64,295
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	1,035	1,000,351
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	820	818,673
Northeastern Local School District, Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	12/01/2055	535	481,995
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	2,575	2,416,700
Ohio (State of), Series 2017, Ref. RB	4.00%	01/01/2043	320	304,010
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	235	223,934
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	15	13,279
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	190	177,509
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	440	354,619
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	5,015
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,852
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	70	67,437
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	715	655,653
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	1,255	1,092,953
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	835	657,151
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021, Ref. RB	4.00%	01/15/2046	165	156,397
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	370	359,960
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	27,318
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,345	1,271,348
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	385	400,381
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	765	798,479
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	4.00%	02/15/2046	50	48,071
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	1,290	1,347,793
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	550	567,180
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,050,898
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2041	25	27,999
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2043	1,285	1,422,507
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2044	15	16,463
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	200	217,792
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	555	577,821
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	160	175,485
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	435	473,450
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2041	15	16,626
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	260	286,476
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	530	551,759
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,175	1,207,704
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2046	325	316,072
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	285	299,436
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	95	103,973
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	130	141,023
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2041	$35	$38,716
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	625	663,468
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2044	225	245,091
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	750	757,858
Ohio State University (The), Series 2017 A, Ref. RB	4.00%	12/01/2047	105	98,499
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	800	858,216
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	500	478,201
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	30	31,394
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	965	916,820
Olentangy Local School District, Series 2026, Ref. GO Bonds	4.50%	12/01/2050	250	243,971
Olentangy Local School District, Series 2026, Ref. GO Bonds	5.00%	12/01/2055	295	306,758
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	15	14,852
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	230	239,874
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2055	250	256,153
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.00%	07/01/2065	465	459,885
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	265	274,172
Toledo-Lucas County Port Authority, Series 2021, RB	4.00%	01/01/2057	75	62,749
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	265	267,444
University of Cincinnati, Series 2017 A, RB	4.00%	06/01/2047	45	42,079
University of Cincinnati, Series 2024 A, RB	5.00%	06/01/2049	190	197,573
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	125	131,962
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2054	30	31,385
Willoughby-Eastlake City School District, Series 2016, GO Bonds	4.00%	12/01/2050	40	35,090
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	1,555	1,621,053
				62,512,738
Oklahoma-0.72%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	408,343
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.13%	09/01/2048	75	70,918
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	310	313,656
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	70	76,474
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	250	271,206
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2041	80	88,141
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	685	749,781
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2049	15	15,762
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2054	300	312,174
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.25%	07/01/2059	770	811,695
Oklahoma (City of), OK Water Utilities Trust, Series 2025, RB	5.00%	07/01/2055	950	987,713
Oklahoma (State of) Capitol Improvement Authority, Series 2020 B, RB	4.00%	07/01/2050	570	524,905
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	90	88,486
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2026, Ref. RB	5.25%	07/01/2051	50	53,686
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2025, RB	5.25%	07/01/2050	510	547,163
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2025, RB	5.25%	07/01/2055	685	727,117
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2048	205	175,861
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2052	70	57,557
Oklahoma (State of) Municipal Power Authority, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2051	580	618,232
Oklahoma (State of) Municipal Power Authority, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2056	1,100	1,164,956
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	575	575,198
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	700	703,671
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	480	454,230
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	$560	$564,459
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,435	1,371,895
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	645	645,426
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	3,215	3,407,568
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	275	300,072
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	120	129,863
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2045	70	74,993
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2046	15	16,271
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,340	1,433,187
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB, (INS - AGI)(a)	4.25%	01/01/2055	1,475	1,418,473
Oklahoma (State of) Turnpike Authority (Senior Bonds), Series 2025 A, RB	5.50%	01/01/2054	2,565	2,778,619
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	75	70,181
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	130	120,248
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2054	15	13,725
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	370	385,215
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,255	1,188,920
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.13%	04/01/2053	500	464,558
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024 A, RB	4.13%	10/01/2053	200	187,049
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,045,351
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	250	267,039
Oklahoma Water Resources Board, Series 2021, RB	4.00%	04/01/2047	10	9,558
Oklahoma Water Resources Board, Series 2024, RB	4.25%	10/01/2050	250	245,450
Oklahoma Water Resources Board, Series 2025, RB	5.00%	04/01/2055	500	519,866
Oklahoma Water Resources Board, Series 2025, RB	5.25%	04/01/2055	500	530,788
Oklahoma Water Resources Board, Series 2025, RB	4.50%	10/01/2055	500	502,844
Oklahoma Water Resources Board, Series 2025, RB	5.00%	10/01/2055	300	309,833
Tulsa (County of), OK Industrial Authority (Montereau, Inc.), Series 2017, Ref. RB	5.25%	11/15/2045	5	5,021
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	270	261,982
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	1,175	1,219,257
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	4.00%	07/01/2051	120	110,969
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	285	296,820
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	15	15,433
				29,707,858
Oregon-0.59%
Astoria Hospital Facilities Authority (Columbia Memorial Hospital), Series 2024, RB	5.25%	08/01/2049	60	60,143
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	515	515,027
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	520	371,516
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	550	485,775
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	175	179,352
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	285	287,767
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2045	600	562,352
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	1,520	1,102,997
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020, Ref. RB	4.00%	08/15/2050	10	8,644
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	450	403,237
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2051	250	261,875
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	10	10,438
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2053	380	396,231
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.50%	06/15/2055	600	596,094
Multnomah County School District No. 40, Series 2023 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	06/15/2053	320	341,950
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	45	45,707
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2042	15	16,256
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	40	40,097
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	270	274,244
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	385	389,801
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	$100	$108,869
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	450	485,646
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	310	309,161
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	630	659,981
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	260	283,476
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2042	770	834,091
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2041	585	575,316
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2046	395	358,878
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	380	380,103
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	755	762,246
Oregon (State of) Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	650	587,461
Oregon (State of) Facilities Authority (University of Portland), Series 2025, Ref. RB	5.00%	04/01/2055	250	252,684
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,030	1,614,155
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2019 A, RB	3.00%	09/01/2044	180	152,236
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021 A, RB	2.50%	09/01/2051	5	3,360
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	657,732
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	682,240
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	345	330,338
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	175	170,949
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,120	796,823
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2051	585	531,745
Oregon State University, Series 2025 C, Ref. RB	5.00%	04/01/2045	175	189,218
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	20	20,758
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	1,250	1,315,132
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2054	855	892,683
Salem Hospital Facility Authority (Salem Health), Series 2016 A, Ref. RB	5.00%	05/15/2046	125	125,040
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	340	348,612
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	620	457,349
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	375	332,575
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	250	259,212
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	45	45,613
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	890	912,766
University of Oregon, Series 2021 A, RB	3.50%	04/01/2052	80	64,735
University of Oregon, Series 2026 A, Ref. RB	5.00%	04/01/2045	335	365,439
University of Oregon, Series 2026 A, Ref. RB	5.00%	04/01/2046	5	5,403
Washington & Clackamas Counties School District No. 23J Tigar, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	155	167,892
Washington & Clackamas Counties School District No. 23J Tigar, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2046	70	75,153
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	1,000	1,030,720
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2053	1,005	1,044,452
				24,539,745
Pennsylvania-3.73%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	365	376,604
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	765	742,639
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	50	45,362
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	120	123,322
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 B, RB	5.00%	01/01/2056	230	232,857
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,370	2,203,740
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	1,380	1,389,695
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	135	138,463
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	565	523,322
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	470	513,216
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	4.00%	12/01/2049	330	302,537
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.25%	12/01/2055	$95	$99,590
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2045	160	171,667
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	400	417,407
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2055	590	609,908
Beaver County Industrial Development Authority, Series 2008 B, Ref. RB	3.75%	10/01/2047	750	639,544
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	1,000	1,035,919
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	500	500,924
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	1,665	1,202,180
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	105	88,029
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	1,615	1,131,990
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.25%	12/01/2047	305	302,450
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	55	58,175
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	415	326,085
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	500	441,893
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	455	429,496
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	715	633,649
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	08/01/2048	115	103,993
Conestoga Valley School District, Series 2022, GO Bonds	4.00%	02/01/2051	260	244,036
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2044	215	200,338
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	1,160	1,000,315
Delaware County Vocational & Technical School Authority, Series 2024, RB, (INS - BAM)(a)	4.00%	11/01/2054	265	235,736
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,015	1,029,138
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	4.00%	07/01/2047	100	92,318
Doylestown Hospital Authority, Series 2019, RB	5.00%	07/01/2049	300	305,008
Geisinger Authority (Geisinger Health System), Series 2014 A, Ref. RB	4.00%	06/01/2041	60	58,353
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	1,280	1,289,634
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	1,550	1,402,568
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,365	1,203,898
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	955	964,286
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	270	277,028
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	11/01/2046	220	211,713
Lancaster (City of), PA, Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	11/01/2048	25	23,068
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	1,000	1,015,604
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	1,410	1,419,702
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	390	391,007
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	685	643,967
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	545	511,753
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	990	1,003,889
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	600	458,949
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,305	1,139,803
Lehigh (County of), PA General Purpose Authority (Good Shepherd Group), Series 2021 A, Ref. RB	4.00%	11/01/2051	70	57,472
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	550	474,246
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	390	396,732
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	510	513,195
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	650	609,291
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,015	890,410
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2051	35	30,165
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022 B, Ref. RB	4.00%	05/01/2052	$210	$180,479
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	250	254,192
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	4.00%	05/01/2056	60	51,114
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,275	1,279,177
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB, (INS - AGI)(a)	3.13%	05/01/2053	60	41,491
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	1,045	1,045,294
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	350	308,507
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	865	873,637
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	515	515,451
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2018 A, Ref. RB	4.00%	08/15/2048	10	8,562
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	435	445,826
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2053	580	603,501
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	2.00%	05/15/2041	60	44,743
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2041	420	424,886
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2043	855	852,579
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2041	40	40,609
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2042	715	720,223
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2043	675	672,434
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2044	565	556,694
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	5.00%	04/01/2042	750	832,501
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	5.00%	04/01/2043	600	661,821
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	4.25%	04/01/2046	1,000	991,465
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	395	372,631
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	350	355,107
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	55	59,373
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, GO Bonds	4.00%	09/01/2042	565	568,676
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	530	540,065
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	960	914,195
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2047	480	439,005
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	70	64,828
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	255	203,682
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-2, RB	4.00%	05/15/2053	20	17,304
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2024, Ref. RB	4.38%	07/01/2053	550	504,840
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	265	247,347
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2020 A-1, RB	4.00%	04/15/2050	50	44,486
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	590	452,627
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	1,555	1,371,782
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	345	329,149
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2052	55	48,120
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 A-2, RB	4.00%	05/15/2048	140	126,015
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2042	$250	$270,045
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2046	35	36,543
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2047	170	175,922
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	4.50%	12/15/2051	1,000	951,479
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.25%	12/15/2051	200	208,987
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2056	1,645	1,666,398
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	145	152,041
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	605	550,826
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	990	782,717
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016, Ref. RB, (INS - BAM)(a)	3.00%	06/15/2045	205	165,247
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	4.00%	09/01/2045	410	373,031
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024 B-2, Ref. RB	5.50%	11/01/2054	1,000	1,038,635
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2043	10	10,781
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	345	368,348
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	4.38%	11/01/2054	130	118,946
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.00%	11/01/2054	600	605,603
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2048	400	379,011
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	1,205	1,273,155
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2051	640	593,078
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	1,725	1,762,006
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	1,220	1,310,061
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	600	605,334
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	950	937,351
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,178,168
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	4.25%	02/15/2055	410	389,148
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	5.00%	02/15/2055	445	461,935
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	970	918,713
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	440	433,295
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	545	538,343
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	225	228,580
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	$525	$522,868
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2047	570	575,492
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2044	530	509,706
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	865	675,541
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	835	747,953
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	765	780,422
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,046,545
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.25%	08/15/2050	75	79,935
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.00%	08/15/2055	500	519,012
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	35	38,430
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	265	288,760
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2043	730	792,736
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, RB	5.00%	12/01/2054	10	10,412
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2024, RB	5.00%	12/01/2053	395	409,430
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	555	554,768
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	700	667,870
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(b)(c)	5.00%	06/01/2026	1,480	1,480,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(b)(c)	5.00%	06/01/2026	560	560,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	605	617,368
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	170	172,179
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	885	895,865
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,165	1,178,332
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	290	301,042
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	210	214,246
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	700	723,450
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	605	617,233
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	1,180	1,213,269
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	580	592,281
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	665	682,993
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	780	808,781
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	1,070	1,107,176
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,845	1,690,199
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	815	831,310
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2049	2,160	2,018,608
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	450	469,298
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	630	647,836
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	505	430,756
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	460	449,684
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	370	360,189
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	325	310,544
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	460	433,786
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	1,750	1,579,675
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	245	256,793
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	355	368,497
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	3.00%	12/01/2051	90	65,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	460	417,114
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,530	1,380,466
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	605	570,523
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	1,750	1,568,660
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	605	629,880
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	470	490,010
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	$360	$322,696
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	40	41,154
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2053	75	65,763
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	500	524,068
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	990	714,755
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	395	357,622
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	545,930
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	875	912,603
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,045	1,093,838
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	605	627,102
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	825	868,183
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	165	174,414
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	325	341,950
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	1,160	1,228,120
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2041	230	251,660
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	585	641,465
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	370	402,078
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.00%	12/01/2047	45	47,952
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	4.13%	12/01/2050	800	754,474
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2053	150	159,848
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	790	838,241
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	500	519,062
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	4.00%	12/01/2054	765	684,373
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.25%	12/01/2055	310	329,779
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.25%	12/01/2050	1,000	1,073,204
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	515	561,523
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026 A, RB	5.00%	12/01/2051	300	312,486
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026 A, RB	5.00%	12/01/2056	85	88,014
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026, RB	5.00%	12/01/2042	10	11,098
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	275	275,763
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2042	75	76,510
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	335	339,514
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	205	214,404
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	625	664,708
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	527,062
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	765	803,897
Pennsylvania State University (The), Series 2024, RB	5.25%	09/01/2054	80	84,766
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.25%	09/01/2050	1,500	1,604,980
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.50%	09/01/2055	90	97,519
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2042	455	462,715
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	15	15,149
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	5	5,050
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2047	100	100,719
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	415	428,209
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	500	509,851
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	520	526,924
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	290	300,972
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	845	863,077
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	115	117,000
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,525	1,588,981
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	1,605	1,642,952
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	500	520,581
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	25	26,817
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2052	15	15,867
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	2,025	2,036,731
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	1,250	1,333,692
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	275	292,345
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	750	786,209
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2041	5	5,540
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	80	88,141
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2043	$335	$374,545
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2044	25	27,752
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2045	30	33,046
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	4.00%	08/01/2045	360	351,193
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	455	464,754
Philadelphia (City of), PA (1998 General Ordinance), Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	605	613,527
Philadelphia (City of), PA (1998 General Ordinance), Series 2017 15, Ref. RB	5.00%	08/01/2047	860	867,065
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	240	251,399
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	790	827,337
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	415	440,175
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	510	537,339
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	295	269,872
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	365	389,106
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	1,545	1,659,708
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2020, Ref. RB	4.00%	11/01/2045	15	13,519
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	955	978,480
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	735	708,512
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	950	952,665
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	585	520,524
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	825	825,099
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	240,885
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	910	899,609
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	1,080	1,111,405
Philadelphia School District (The), Series 2019 D, GO Bonds, (INS - AGI)(a)	3.00%	09/01/2044	715	592,355
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	590	549,299
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(a)	5.00%	09/01/2044	10	10,352
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB	5.00%	09/01/2052	25	26,021
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	09/01/2055	165	169,287
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	840	757,940
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	225	227,885
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	255	229,044
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	485	490,366
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	790	834,859
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	1,400	1,464,110
University Area Joint Authority Sewer Revenue (Green Bonds), Series 2025, RB, (INS - BAM)(a)	4.00%	11/01/2044	870	860,488
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	4.00%	04/15/2054	375	336,150
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	5.00%	04/15/2059	35	35,254
				154,570,875
Rhode Island-0.07%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	315	317,440
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	275	251,768
Rhode Island Health & Educational Building Corp., Series 2024, Ref. RB	5.00%	06/01/2048	30	30,616
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	200	200,712
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2060	385	385,133
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-(continued)
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2065	$325	$322,520
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	338,917
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2054	725	747,920
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,027
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	355	361,557
				2,981,610
South Carolina-1.15%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	340	357,435
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	210	218,085
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	895	948,720
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2054	1,035	1,086,698
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	5	5,195
Charleston County Airport District, Series 2024 B, RB	5.25%	07/01/2054	600	627,396
Florence (City of), SC, Series 2025, RB	4.00%	09/01/2055	250	229,756
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	890	850,675
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	345	358,861
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	565	565,427
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	280	257,813
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2046	100	100,036
Medical University Hospital Authority, Series 2025, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2050	500	516,560
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	670	667,854
Rock Hill (City of), SC, Series 2024 A, RB	4.25%	01/01/2059	150	141,304
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	509,308
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	1,165	1,106,774
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2042	15	16,507
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2043	30	32,826
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2044	20	21,776
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	270	270,232
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospitals, Inc.), Series 2016, RB	5.25%	07/01/2047	450	446,739
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	725	646,842
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	275	280,357
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,010	955,962
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	990	1,037,063
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	100	110,114
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	205	198,109
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	140	152,350
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	565	618,212
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.25%	11/01/2047	180	172,670
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,725	1,654,317
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,200	1,220,511
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	290	292,183
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	4.25%	05/01/2048	510	472,605
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	$600	$614,378
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,460	1,387,106
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	5.25%	02/01/2053	10	10,361
South Carolina (State of) Jobs-Economic Development Authority (Mcleod Health Obligated Group), Series 2018, RB	5.00%	11/01/2048	40	40,437
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB	5.25%	11/01/2044	280	302,096
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	265	284,174
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	2,070	2,196,188
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	565	538,533
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	855	854,999
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	1,140	1,139,987
South Carolina (State of) Public Service Authority, Series 2015, Ref. RB	5.00%	12/01/2055	360	359,982
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2046	320	321,174
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	320	279,466
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	70	69,947
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	595	501,251
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	660	652,342
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	1,125	1,177,157
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	235	248,072
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2047	310	286,366
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	375	336,278
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,000	1,019,288
South Carolina (State of) Public Service Authority, Series 2022 A, RB	4.00%	12/01/2055	625	548,303
South Carolina (State of) Public Service Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	12/01/2052	65	66,469
South Carolina (State of) Public Service Authority, Series 2024 B, Ref. RB	5.00%	12/01/2046	95	100,036
South Carolina (State of) Public Service Authority, Series 2024 B, Ref. RB	5.00%	12/01/2049	120	124,022
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	1,085	1,142,784
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2050	215	222,834
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2055	1,115	1,136,020
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2055	30	30,764
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2044	160	172,179
South Carolina (State of) Public Service Authority, Series 2026 A, RB	5.00%	12/01/2051	10	10,327
South Carolina (State of) Public Service Authority, Series 2026 A, RB	5.25%	12/01/2056	320	333,535
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2055	15	13,159
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	705	691,284
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	1,435	1,512,037
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	1,140	1,053,089
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2052	465	413,131
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	160	172,658
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.25%	12/01/2049	65	68,502
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	2,080	2,206,351
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	90	98,543
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	315	340,632
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	4.13%	12/01/2044	190	186,139
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,350	1,403,699
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	1,025	1,117,720
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	90	95,837
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	580	601,925
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	1,515	1,560,734
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	650	619,117
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2048	200	175,484
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	400	403,247
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	$185	$193,148
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,025	1,076,327
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	110	100,602
				47,757,492
South Dakota-0.15%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	930	900,586
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	695	697,810
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	4.25%	07/01/2049	90	84,175
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	1,110	1,160,597
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	310	256,601
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	415	376,009
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2026, RB	5.25%	09/01/2056	750	780,427
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	565	533,602
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	990	973,607
South Dakota Conservancy District, Series 2024 A, RB	5.00%	08/01/2054	315	327,837
				6,091,251
Tennessee-0.78%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	585	612,251
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	705	654,933
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	240	244,935
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	255	256,777
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	705	730,219
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	145	151,178
Clarksville (City of), TN, Series 2021 A, RB	4.00%	02/01/2051	125	115,404
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	395	399,540
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	590	545,595
Collierville (Town of), TN, Series 2015 A, GO Bonds	4.00%	01/01/2046	475	469,238
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	440	406,500
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	355	355,029
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	190	191,127
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	305	306,022
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	470	438,392
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	215	185,177
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.25%	07/01/2049	350	364,019
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2054	20	20,908
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.00%	07/01/2064	$870	$882,153
Memphis (City of), TN, Series 2020 A, RB	4.00%	12/01/2050	370	336,407
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	80	82,991
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	215	222,102
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	500	516,799
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	250	259,465
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	340	318,487
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	305	310,952
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2054	690	629,386
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	1,015	1,029,259
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	210	214,473
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.00%	07/01/2051	1,235	1,288,549
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.00%	07/01/2056	800	826,760
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.25%	07/01/2056	515	544,589
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	260	263,587
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2046	185	186,739
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	117,344
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	535	556,375
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	4.00%	07/01/2046	635	617,831
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	340	342,065
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	790	841,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	400	435,826
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2044	865	866,370
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2045	1,080	1,068,920
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	65	67,657
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	1,205	1,264,774
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	170	165,488
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	475	452,658
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB(b)(c)	5.00%	07/01/2026	1,695	1,698,114
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,050	951,605
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	415	417,840
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	40	42,156
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,030	913,937
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	1,020	1,064,289
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2043	300	323,700
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2044	20	21,362
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 C, GO Bonds	4.00%	01/01/2043	25	25,166
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2026 C, GO Bonds	4.00%	01/01/2043	300	302,430
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2026 C, GO Bonds	4.00%	01/01/2044	300	300,580
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 C, GO Bonds	4.00%	01/01/2045	300	296,537
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2048	505	536,441
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	645	677,578
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	$1,000	$1,044,780
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	370	383,360
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	485	497,522
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	440	446,754
Tennessee (State of) School Bond Authority, Series 2017, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2042	65	66,433
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	480	504,712
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2052	555	576,265
				32,247,962
Texas-13.29%
Alamo Community College District, Series 2021, GO Bonds	2.38%	08/15/2046	500	353,142
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	220	206,019
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,230	1,155,969
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	785	717,981
Aledo Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	10	9,654
Aledo Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2050	70	51,842
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	36,089
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	55	56,183
Allen Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2050	80	77,594
Alvin Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	5	4,988
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,891
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	30	28,014
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,130	1,203,724
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	640	674,845
Argyle Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	15	13,849
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	180	187,614
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	255	230,014
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	36,931
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	40	40,848
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	4.00%	02/15/2044	125	119,244
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2048	1,000	1,011,311
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	545	523,899
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	105	94,913
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	550	480,301
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	250	226,473
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,260	926,199
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	670	618,770
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	40	35,844
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,070	1,009,369
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	355	261,514
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2054	$580	$413,530
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2022, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	10	10,150
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2025, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2060	235	228,796
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	285	276,828
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	275	265,498
Arlington Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	535	506,652
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,075	1,018,040
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	110	99,580
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	115	115,634
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	270	271,264
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	320	322,042
Austin (City of), TX, Series 2017, RB	5.00%	11/15/2046	20	20,075
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	50	50,952
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	240	248,863
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	140	142,752
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	600	624,081
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	747,054
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	85	88,341
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2052	20	20,626
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	525	547,371
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,170	1,230,262
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	415	431,936
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	500	517,859
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	570	595,140
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	760	789,126
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2045	135	145,463
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2055	1,250	1,297,002
Austin (City of), TX, Series 2026, Ref. RB	5.00%	11/15/2055	500	519,999
Austin (City of), TX, Series 2026, Ref. RB	5.25%	11/15/2055	500	532,007
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2045	205	195,647
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	220	228,931
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	255	266,839
Austin Community College District, Series 2025, Ref. GO Bonds	5.25%	08/01/2050	355	374,944
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	500	537,528
Austin Independent School District, Series 2023, GO Bonds	4.00%	08/01/2048	940	882,303
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	550	560,487
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	280	302,846
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	110	118,184
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	280	277,439
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	170	165,426
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,178,543
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	645	685,504
Austin Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	380	408,487
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	695	645,681
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	685	622,218
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	475	437,480
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	755	712,062
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	238,779
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,127,403
Belton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	14,050
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$550	$536,205
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	230	211,128
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	30	28,133
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	190	164,536
Bexar (County of), TX, Series 2017, Ref. GO Bonds	4.00%	06/15/2041	410	404,867
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	75	75,988
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	115	110,078
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	140	130,938
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.63%	06/15/2045	5	5,095
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	55	57,265
Bexar (County of), TX, Series 2023, GO Bonds	4.00%	06/15/2046	245	235,235
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	1,035	1,005,847
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	10	10,046
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	5.00%	02/15/2045	20	20,480
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	4.00%	02/15/2050	810	727,276
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	50	50,611
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	4.25%	02/15/2052	315	291,345
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	400	414,618
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	4.25%	02/15/2053	170	156,274
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	155	160,734
Birdville Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	370	343,874
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	250	226,405
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	235	213,417
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	1,985	1,754,941
Board of Regents of the University of Texas System, Series 2017 B, RB	4.00%	08/15/2044	430	425,193
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	2,905	3,210,247
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	2.38%	08/15/2043	80	61,160
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2050	75	82,568
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	4.00%	08/15/2052	15	13,558
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	815	875,440
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	465,041
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	260	287,794
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	905	996,001
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	1,020	929,769
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2042	220	244,351
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	200	217,043
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	15	15,756
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2042	250	280,171
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2043	810	901,878
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	4.00%	08/15/2044	180	178,168
Boerne Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	200	184,503
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	160	155,026
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	315	293,922
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	1,080	1,134,004
Canutillo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	500	528,602
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	62,361
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,160	1,057,506
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	180	186,718
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	925	976,044
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	435	401,799
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	$1,115	$1,021,365
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	280	253,258
Celina Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	220	198,967
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	860	911,913
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	980	861,194
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	230	236,755
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	395	406,602
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	680	606,049
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	730	753,158
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	630	563,636
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	465	444,290
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	3.00%	01/01/2046	145	112,092
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2055	540	567,733
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,215	1,097,232
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	515	466,214
Cleveland Independent School District, Series 2020 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	280	252,826
Clifton Higher Education Finance Corp., Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	45	42,343
Clifton Higher Education Finance Corp., Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	20	18,204
Clifton Higher Education Finance Corp., Series 2025, RB, (CEP - Texas Permanent School Fund)	4.63%	04/01/2050	350	346,345
Clifton Higher Education Finance Corp., Series 2025, RB, (CEP - Texas Permanent School Fund)	4.63%	04/01/2055	265	258,260
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	1,000	975,191
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	335	309,019
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	510	496,320
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	415	304,752
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	175	160,536
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	100	89,557
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	495	475,917
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,050	944,349
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	630	549,801
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	4,561
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	360	345,150
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	795	732,093
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	830	767,760
Comal Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	1,230	1,295,009
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	360	371,066
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	550	522,294
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	27,354
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	615	668,794
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	115	124,044
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	$1,000	$942,624
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,050	1,097,077
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	260	286,380
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	320	350,332
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	145	157,320
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	540	581,113
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,125	1,042,858
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	967,426
Conroe Independent School District, Series 2026, GO Bonds	5.00%	02/15/2049	15	15,734
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	705	745,776
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	1,600	1,600,848
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	670	633,097
Corpus Christi (City of), TX, Series 2020 A, Ref. RB	4.00%	07/15/2045	120	111,703
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	1,075	1,091,237
Corpus Christi (City of), TX, Series 2023 B, Ref. RB	4.13%	07/15/2053	35	32,200
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	845	867,759
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,375	1,253,763
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	370	389,385
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	5	5,127
Corpus Christi Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2053	305	281,767
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	380	342,598
Corsicana Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	765	794,477
Crandall Independent School District, Series 2017 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	605	596,786
Crowley Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2048	85	78,347
Crowley Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	810	742,626
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	1,130	1,176,468
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,045	1,957,976
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	385	401,726
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,650	1,586,505
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2050	350	372,022
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	1,300	1,366,400
Cypress-Fairbanks Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	1,335	1,336,733
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	105	87,110
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	495,306
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	15	12,069
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	255	253,914
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	325	305,331
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	139,963
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2041	310	311,932
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	355	356,039
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	370	351,602
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	$905	$875,374
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2043	150	156,955
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	650	631,235
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	525	547,765
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2041	15	16,434
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2042	500	544,083
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2043	285	308,628
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	80	85,873
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2045	145	141,001
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,735	1,852,917
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2049	335	306,323
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2050	1,715	1,819,884
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2056	500	525,490
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	491,276
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	300	303,558
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	290	287,382
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	15	15,606
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	355	327,848
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	440	343,666
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2050	50	36,316
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	1,000	1,052,953
Dallas (City of), TX, Series 2023 A, Ref. RB	4.00%	10/01/2052	205	187,460
Dallas (City of), TX, Series 2024, RB	4.00%	10/01/2049	15	13,996
Dallas (City of), TX, Series 2024, RB	4.25%	10/01/2051	30	28,776
Dallas (City of), TX, Series 2024, RB	4.13%	10/01/2054	260	242,097
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	3.00%	12/01/2047	350	268,412
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,715	1,779,553
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	4.00%	12/01/2051	1,700	1,530,100
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,075,497
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,295	1,178,718
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	72,869
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	920	833,002
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2055	1,110	1,006,593
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	553,090
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	300	330,077
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	190	205,484
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2046	500	489,595
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2056	1,000	981,089
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	1,000	1,033,396
Dallas Metrocare Services, Series 2025, RB	5.25%	11/01/2065	500	516,687
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	538,816
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,125	1,058,725
Denison Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2053	1,000	912,182
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	480	486,967
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	310	288,526
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	545,718
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	$750	$813,382
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	495	533,966
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,795	1,873,377
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	2,270	2,347,609
DeSoto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	550	565,588
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	35	32,940
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,000	1,042,125
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	115	121,346
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	95	98,390
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)(b)	4.13%	02/15/2054	220	203,243
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2045	10	8,144
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	415	377,235
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2046	40	31,226
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	08/15/2051	30	18,646
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	70	63,395
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	300	270,472
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	500	537,610
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	750	782,543
East Central Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	10	9,016
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	1,035	1,092,706
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	4.25%	08/15/2054	175	161,787
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	115	109,894
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	535	551,893
El Paso (City of), TX, Series 2016, GO Bonds	4.00%	08/15/2042	605	592,579
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	190	190,463
El Paso (City of), TX, Series 2016, GO Bonds, (INS - BAM)(a)	4.00%	08/15/2042	980	971,275
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	245	238,207
El Paso (City of), TX, Series 2020, Ctfs. Of Obligations	4.00%	08/15/2045	85	81,830
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	410	380,393
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	560	519,562
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2044	700	674,251
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2048	575	535,564
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	1,250	1,291,514
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2049	425	458,791
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	51,037
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	60	63,033
El Paso (City of), TX, Series 2025, Ref. RB	4.00%	03/01/2050	175	159,400
El Paso (City of), TX, Series 2025, Ref. RB	5.25%	03/01/2050	10	10,538
El Paso (County of), TX Hospital District, Series 2025, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2050	505	537,224
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	95	94,173
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,385	1,332,257
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	600	548,963
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	922,195
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	500	518,293
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2050	410	414,616
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	$450	$473,616
Forney Independent School District, Series 2021 A, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	20	11,541
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	170	160,345
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,125	1,023,623
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,575	1,628,485
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	710	642,152
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	830	866,473
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	500	530,287
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	455	479,254
Fort Bend (County of), TX, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	03/01/2054	365	339,195
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2050	270	284,680
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2055	805	844,048
Fort Bend (County of), TX Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	780	780,151
Fort Bend County Texas Public Facility Corp, Series 2023, RB	5.00%	03/01/2053	100	103,113
Fort Bend Grand Parkway Toll Road Authority, Series 2021 A, Ref. RB	2.50%	03/01/2046	10	6,972
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	30	27,433
Fort Bend Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	115	105,251
Fort Worth (City of), TX, Series 2022, RB	4.00%	02/15/2052	70	63,012
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	485	459,845
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,073
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	760	714,729
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	295	274,066
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	30	31,345
Frenship Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	200	157,316
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	200	211,274
Frenship Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,100	1,135,450
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	574,780
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	55	50,264
Galena Park Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	25	26,594
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	295	277,265
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	310	318,098
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	620	556,260
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	170	183,118
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	355	380,534
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,770	1,840,694
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	215	227,945
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	4.25%	08/15/2047	335	323,760
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.25%	08/15/2052	40	41,384
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2049	$85	$83,548
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	943,263
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	423,075
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	430	454,364
Goose Creek Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	750	688,064
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	2,390	2,264,050
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2049	3,865	3,481,692
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.00%	10/01/2050	465	333,050
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	1,990	2,037,436
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	1,060	1,077,451
Grayson County Junior College District, Series 2024, GO Bonds	4.00%	02/15/2049	590	545,660
Grayson County Junior College District, Series 2026, GO Bonds	5.00%	02/15/2051	110	114,370
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	488,007
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	325	316,745
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	330	343,193
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	4.38%	10/01/2053	775	729,533
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2048	150	153,702
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	4.25%	10/01/2053	210	193,088
Greater Texoma Utility Authority (City of Sherman), Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2054	230	211,173
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	153,918
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	625	587,743
Greenville (City of), SC, Series 2024, RB, (INS - AGI)(a)	4.38%	02/15/2054	195	187,037
Greenville (City of), TX, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2054	390	397,120
Greenville Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2056	500	500,227
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	200	206,315
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	235	212,503
Gregory-Portland Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	180	179,823
Gregory-Portland Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	340	361,636
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 A, RB, (INS - AGI)(a)	3.13%	11/15/2056	205	145,875
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	30	30,055
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2047	85	85,098
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	255	241,775
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	45	46,628
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	315	307,651
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	260	271,054
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	30	31,014
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	25	25,032
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	420	415,769
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	395	428,034
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2049	660	604,197
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2054	1,125	1,004,587
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,610	1,491,949
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,085	1,121,675
Harris (County of), TX, Series 2025 A, Ref. RB	4.50%	08/15/2055	500	486,883
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,150	1,109,732
Harris (County of), TX Flood Control District, Series 2021 A, GO Bonds	3.00%	10/01/2041	65	57,066
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	605	589,541
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	1,455	1,348,348
Harris (County of), TX Hospital District, Series 2016, Ref. RB	4.00%	02/15/2042	1,750	1,725,335
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2043	50	53,975
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2044	$25	$26,798
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	185	197,036
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2050	340	360,456
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.50%	02/15/2050	510	551,734
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	1,930	1,986,160
Harris (County of), TX Port Authority of Houston, Series 2021, RB	4.00%	10/01/2046	435	411,422
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	335	344,792
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,840,103
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	1,545	1,595,820
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	815	832,841
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	1,265	1,176,993
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	2,260	2,158,594
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	130	93,262
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	735	668,609
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	4.00%	08/15/2043	250	244,716
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,410	1,505,610
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,395	1,479,288
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	2,605	2,440,209
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	1,225	1,091,944
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	355	361,785
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	220	214,288
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	4.00%	10/01/2047	535	494,369
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	3.00%	10/01/2051	1,045	757,299
Harris County Flood Control District, Series 2021 A, GO Bonds	4.00%	10/01/2046	45	42,561
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	100	100,011
Hays (County of), TX, Series 2026, GO Bonds	4.50%	02/15/2051	250	245,065
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	405	405,206
Hays Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	37,881
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	250	257,776
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2045	45	49,075
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,010	1,072,133
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	3,070	3,232,623
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	525	513,903
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	139,143
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2044	20	20,013
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	345	350,438
Houston (City of), TX, Series 2017, Ref. RB	4.00%	11/15/2047	220	200,824
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	25	25,666
Houston (City of), TX, Series 2019 B, RB	4.00%	11/15/2044	100	96,019
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,118
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	1,000	972,721
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	35	36,506
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	395	297,598
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	1,585	1,420,771
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	740	688,792
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2051	280	247,844
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	120	131,269
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2043	$220	$239,701
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	340	369,147
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	380	410,721
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	320	344,099
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	2,755	2,939,633
Houston (City of), TX, Series 2024 A, GO Bonds	4.13%	03/01/2051	930	855,263
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	535	570,033
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	525	554,403
Houston (City of), TX, Series 2026 C, Ref. RB	5.00%	09/01/2042	30	32,714
Houston (City of), TX, Series 2026 C, Ref. RB	5.25%	09/01/2051	500	524,117
Houston (City of), TX, Series 2026 C, Ref. RB	5.50%	09/01/2058	2,050	2,168,003
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	230	251,715
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2044	500	541,643
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2045	215	230,130
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2046	500	529,347
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2051	500	528,295
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2058	2,040	2,174,461
Humble Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	02/15/2049	5	3,261
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,210	1,258,819
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	950	865,331
Humble Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	745	673,776
Humble Independent School District, Series 2026 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	60	62,021
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	270	273,007
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	890	894,146
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	150	163,212
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	315	340,737
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,525	1,428,447
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGI)(a)	5.00%	08/01/2057	250	251,384
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	1,075	1,012,398
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.25%	08/01/2054	730	683,631
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	410	427,351
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,250	1,287,935
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	270	281,034
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	405	418,416
Hutto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2055	280	290,399
Irving Hospital Authority, Series 2017, RB	5.00%	10/15/2044	550	550,004
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	310	334,831
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	270	290,298
Jarrell Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	470	443,021
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,100	994,837
Joshua Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	250	229,141
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2045	45	42,915
Judson Independent School District, Series 2023, GO Bonds	4.50%	02/01/2048	10	9,971
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	160	147,192
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	845	883,394
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,625	1,474,586
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	260	269,311
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	40	40,387
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	305	286,073
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	130	120,883
Katy Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	30	27,710
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	275	260,429
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	$480	$434,530
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	310	323,298
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	600	542,696
Katy Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	350	316,493
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	415	438,272
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	45	45,455
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	340	313,596
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	1,325	1,310,912
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	405	380,912
Killeen Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	40	33,040
Klein Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2046	270	251,618
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	375	352,773
Krum Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2057	250	257,331
La Vega Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	275	254,017
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	1,455	1,398,866
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	250	228,257
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	390	356,210
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	70	66,291
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	10	7,840
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	250	182,733
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2056	30	21,040
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.50%	02/15/2061	20	12,053
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	135	127,671
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	295	267,467
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2062	100	88,650
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	855	799,857
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,945	2,000,244
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	1,250	1,279,597
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	450	418,171
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	840	757,115
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.25%	02/15/2053	15	14,200
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	1,200	1,272,130
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	475	466,633
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	455	477,225
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	750	678,298
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	500	466,950
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2059	35	36,680
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2051	460	479,768
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2056	$500	$494,040
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	875	903,848
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2059	500	514,903
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	475	442,582
Laredo (City of), TX, Series 2024, RB	4.00%	03/01/2054	270	237,664
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	245	256,494
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	5	4,550
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	200	199,978
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	485	500,487
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	140	140,128
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	115	124,870
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	210	226,256
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	230	245,756
Liberty Hill Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2046	25	24,094
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	996,922
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	1,865	1,909,901
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	480	495,888
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2057	10	9,420
Liberty Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2055	500	517,890
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	105	96,755
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	615	573,779
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	75	75,645
Lone Star College System, Series 2017 A, GO Bonds	4.00%	08/15/2046	5	4,778
Longview Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	405	380,624
Lower Colorado River Authority, Series 2026, Ref. RB	5.25%	05/15/2056	945	992,366
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	485	495,577
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	190	191,936
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019 A, RB	4.00%	05/15/2049	305	270,709
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	320	323,107
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	425	370,615
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	510	526,093
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	770	783,565
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	285	294,370
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	270	275,412
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	255	261,829
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	430	437,029
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	980	1,007,382
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	1,900	1,990,156
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	365	388,995
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	930	973,011
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	$1,070	$1,131,130
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	245	263,755
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2049	540	562,620
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	1,115	1,151,754
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	705	731,351
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	720	753,149
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	505	521,441
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2055	1,370	1,404,104
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2050	145	153,949
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	235	242,429
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	405	418,511
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	110	118,518
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,415	1,322,569
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2051	855	763,228
Lubbock Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5	4,659
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	510	471,361
Lubbock Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2055	810	800,087
Lubbock-Cooper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2053	75	69,266
Lubbock-Cooper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2053	25	24,004
Mabank Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	245	226,870
Magnolia Independent School District, Series 2023, GO Bonds	4.00%	08/15/2047	360	339,465
Manor Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2050	10	7,272
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	400	393,270
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	85	78,512
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	430	402,393
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	650	594,506
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,885	1,975,518
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,200	1,270,656
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	100	100,732
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,545	1,399,641
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	265,091
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	750	788,735
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	319,270
Melissa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	220	200,937
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Melissa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2054	$235	$212,535
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	250	252,611
Mesquite Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	40	39,150
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,115	1,076,789
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	255	280,282
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	65	70,875
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2045	250	270,098
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	45	48,182
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	350	378,071
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	08/15/2049	250	248,643
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	300	316,489
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	1,000	1,066,518
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	585	607,783
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	870	878,658
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	20	20,079
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	220	218,287
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,575	1,647,964
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,435	1,308,270
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	120,832
Montgomery (County of), TX Toll Road Authority (River Pionte), Series 2018, RB	5.00%	09/15/2048	1,015	1,015,134
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,320	1,264,531
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	210	198,054
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	285	266,889
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,315	1,196,922
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	880	795,869
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	130	133,543
New Braunfels (City of), TX, Series 2024, Ref. RB	4.00%	07/01/2055	485	431,192
New Braunfels (City of), TX, Series 2025, Ref. RB	4.75%	07/01/2056	605	611,072
New Braunfels Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.75%	02/01/2049	150	107,876
New Braunfels Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2052	335	306,183
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	100	95,181
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,025	1,071,783
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,030,825
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	535	497,035
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	560	509,724
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	$85	$85,669
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2042	105	116,491
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2043	170	187,078
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2044	265	288,470
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2045	10	10,771
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.50%	08/15/2049	1,865	2,014,273
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.00%	08/15/2052	500	513,557
New Hope Cultural Education Facilities Finance Corp. (Westminster), Series 2021, RB	4.00%	11/01/2055	1,000	829,818
New Hope Higher Education Finance Corp. (Texas Christian University), Series 2026, RB	5.00%	03/15/2051	500	517,518
New Hope Higher Education Finance Corp. (Texas Christian University), Series 2026, RB	5.00%	03/15/2055	1,055	1,085,335
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	834,331
North Fort Bend Water Authority, Series 2019 A, Ref. RB	4.00%	12/15/2044	345	328,335
North Fort Bend Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2060	25	21,545
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2041	415	412,737
North Texas Municipal Water District, Series 2016, Ref. RB	4.00%	09/01/2046	100	95,749
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2053	300	313,474
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2055	1,000	1,029,047
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	125	135,446
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2044	70	75,277
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2051	10	10,408
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	1,935	2,003,512
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	815	799,846
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	3,050	3,111,585
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	500	506,492
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	805	810,896
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	1,400	1,406,241
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	970	981,554
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	650	615,208
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	960	926,780
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	185	148,210
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2051	165	120,950
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	560	619,419
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	395	433,188
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	360	385,523
Northside Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	06/01/2047	150	115,949
Northside Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.38%	08/15/2045	55	39,877
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	550	510,047
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	470	436,435
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	235	245,750
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	355	369,929
Northwest Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	115	110,824
Northwest Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	550	537,935
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	620	640,231
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$465	$442,185
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,235	1,163,079
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,235	1,275,300
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	10	9,290
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,110	1,157,469
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	850	886,350
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	2,000	2,078,384
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,650	1,687,684
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	3,115	3,254,899
Pasadena Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,891
Pasadena Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	295	267,055
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	60	56,468
Pearland (City of), TX, Series 2025 B, GO Bonds	5.25%	09/01/2055	455	477,572
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2054	525	547,659
Permanent University Fund - University of Texas System, Series 2016 B, RB(b)(c)	4.00%	07/01/2026	5	5,005
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	400	428,204
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	135	135,588
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	710	776,859
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	4.00%	07/01/2049	350	326,757
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2043	20	22,059
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2044	305	333,491
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2051	20	20,998
Pflugerville (City of), TX, Series 2023 A, GO Bonds	4.13%	08/01/2053	65	58,765
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	575	590,476
Pflugerville (City of), TX, Series 2023, GO Bonds	4.00%	08/01/2049	630	574,493
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	260	279,415
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	285	305,150
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	900	933,592
Princeton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2047	20	20,156
Princeton Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	15	10,810
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	175	164,699
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	1,500	1,544,880
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	280	292,207
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	615	648,484
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	235	229,449
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	500	503,011
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,308
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	855	872,729
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	115	108,757
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	450	410,527
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	$775	$725,017
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,330	1,210,575
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	265	279,777
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,010	930,220
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	970	877,265
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,940	1,754,530
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	425	404,019
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	300	313,741
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	765	775,483
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,155	1,218,736
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2055	830	819,472
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	930	983,452
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	450	474,832
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	260	268,375
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2052	5	5,106
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	90	95,107
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,880	1,705,806
Rockwall Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	130	134,146
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	470	466,793
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2045	145	156,056
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	115	104,685
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	355	368,550
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	535	548,639
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	355	373,335
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	1,010	1,014,964
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	70	72,568
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	525	494,209
San Angelo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	580	611,578
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	840	846,558
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	15	15,122
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	710	661,870
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2047	160	160,717
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2043	500	512,137
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	140	141,950
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2050	600	613,842
San Antonio (City of), TX, Series 2020 C, RB	5.00%	05/15/2046	450	464,863
San Antonio (City of), TX, Series 2020 C, RB	4.00%	05/15/2050	950	861,757
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	585	596,535
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	775	804,492
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	520	535,437
San Antonio (City of), TX, Series 2021 A, Ref. RB	5.00%	05/15/2046	15	15,609
San Antonio (City of), TX, Series 2021 A, Ref. RB	4.00%	05/15/2051	495	445,347
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2022 B, RB	5.25%	05/15/2052	$750	$784,855
San Antonio (City of), TX, Series 2023 A, RB	5.25%	02/01/2042	45	49,321
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	235	251,704
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	05/15/2048	80	84,926
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.50%	02/01/2050	1,000	1,069,605
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	140	152,299
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	430	474,048
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	190	208,360
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	1,885	1,999,134
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	320	346,503
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	125	134,635
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	1,115	1,182,512
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,035	1,067,438
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	690	711,625
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	195	210,808
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2049	5	5,210
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	670	712,620
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	320	337,385
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	390	414,808
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	650,276
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	618,061
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	320	240,376
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	715	744,058
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	115	118,096
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	365	347,586
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	2,275	2,194,983
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	270	256,487
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	15	15,469
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	910	928,074
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	1,005	1,069,514
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	515	483,050
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	315	284,833
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	810	838,613
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	310	322,241
Seguin (City of), TX, Series 2025, Ctfs. of Obligations	5.50%	09/01/2059	665	713,149
Seguin (City of), TX, Series 2025, Ctfs. Of Obligations	5.50%	09/01/2049	190	206,139
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	30	30,559
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,031,908
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	315	336,306
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	520	541,437
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	635	678,877
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	80	80,751
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	1,003,224
Socorro Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	55	52,975
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	555	540,168
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	160	166,709
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	910	823,176
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	350	329,472
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	$160	$150,582
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	105	89,311
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	250	250,189
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	295	292,793
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	1,100	1,148,945
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	1,155	1,028,952
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	1,400	1,478,302
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	943,468
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	60	57,271
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	845	824,097
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	630	595,337
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	105	110,452
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2053	225	206,679
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	555	499,958
Tarrant (County of), TX Regional Water District, Series 2025, RB	4.25%	09/01/2055	465	438,558
Tarrant County College District, Series 2022, GO Bonds	4.00%	08/15/2042	225	226,032
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, RB	5.00%	11/15/2046	200	199,223
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, Ref. RB	5.00%	02/15/2047	855	856,571
Tarrant County Cultural Education Facilities Finance Corp., Series 2022 A, RB	5.00%	07/01/2053	45	45,617
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	765	818,267
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	1,000	1,024,951
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	25	26,614
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,495	1,536,454
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2044	1,000	1,075,892
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	730	750,846
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	1,400	1,423,909
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,790	1,557,521
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	340	323,590
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	975	711,712
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	5.25%	12/01/2049	355	374,237
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	4.13%	12/01/2054	660	606,191
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	340	333,930
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	580	527,096
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	470	414,003
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	2,050	1,903,684
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	60	46,189
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	1,000	1,067,918
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	910	963,532
Texarkana Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	70	63,215
Texas (State of), Series 2014 A, Ref. GO Bonds	4.00%	10/01/2044	235	229,457
Texas (State of), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	575,439
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	800	817,578
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2041	10	11,186
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2042	1,155	1,284,348
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2043	$1,265	$1,399,246
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	1,825	2,005,397
Texas (State of) Transportation Commission, Series 2019, RB	5.00%	08/01/2057	325	325,181
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2044	5	5,522
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2041	155	168,072
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	300	323,927
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	390	373,270
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	50	50,000
Texas (State of) Water Development Board, Series 2015, RB	4.00%	10/15/2050	265	241,112
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	730	721,802
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	355	355,061
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	795	781,138
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	440	448,667
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	815	824,868
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	620	573,837
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2052	80	71,426
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	1,075	1,101,926
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	1,130	1,046,826
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,705	2,662,402
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	3,265	3,329,458
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	1,440	1,411,426
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	2,000	1,841,854
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2054	185	165,122
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,970	1,908,115
Texas (State of) Water Development Board, Series 2020, RB	4.00%	04/15/2051	1,365	1,248,180
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	445	467,919
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	330	354,029
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,475	1,521,508
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,115	1,177,720
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,390	1,434,475
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2044	1,350	1,323,212
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2051	1,615	1,475,685
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2056	50	44,687
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.70%	10/15/2041	645	680,210
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.75%	10/15/2042	630	662,564
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	1,545	1,612,510
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.80%	10/15/2052	2,710	2,737,428
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2057	500	514,398
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	405	409,042
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	575	576,708
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	1,170	1,160,174
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	395	427,078
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	278,923
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.13%	10/15/2047	1,650	1,605,305
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	1,395	1,460,906
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.25%	10/15/2051	1,065	1,023,499
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	1,090	1,132,462
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.38%	10/15/2059	1,025	978,301
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.25%	10/15/2041	35	36,039
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2042	560	621,055
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.50%	10/15/2043	60	62,003
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2044	440	479,288
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.50%	10/15/2045	685	697,083
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2050	2,870	2,908,207
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2055	4,225	4,250,119
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.80%	10/15/2056	1,175	1,186,013
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2060	500	519,127
Texas A&M University, Series 2013 B, RB	4.00%	05/15/2043	50	49,603
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	$310	$339,479
Texas City Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	335	303,034
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	146,604
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	755	833,603
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	800	730,891
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	95	99,916
Texas State University Board of Regents, Series 2025 A, Ref. RB	4.25%	02/15/2055	30	28,065
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	830	910,942
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2042	535	590,987
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	600	652,383
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	1,370	1,478,600
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	2,600	2,721,379
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	2,060	2,203,409
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2055	1,750	1,842,786
Texas Transportation Finance Corp., Series 2025, RB	5.50%	10/01/2055	3,660	3,937,431
Tomball Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	75	73,738
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	450	469,038
Tomball Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	300	298,134
Travis County Healthcare District, Series 2025, GO Bonds	5.25%	03/01/2055	165	173,855
Tyler Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	100	93,281
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	370	394,581
Van Alstyne Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	263,796
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	160	169,072
Via Metropolitan Transit Advanced Transportation District, Series 2024, RB	5.00%	08/01/2049	270	283,081
Via Metropolitan Transit Advanced Transportation District, Series 2024, RB	4.00%	08/01/2054	635	573,590
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	1,350	1,410,199
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.25%	02/01/2054	1,000	1,053,709
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	575	514,948
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	90	84,770
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	360	259,674
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	55	51,300
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	335	330,606
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	500	461,434
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	130	121,444
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	625	564,420
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	375	335,633
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	910	973,456
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	680	721,355
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	320	302,203
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	750	783,285
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,260	1,198,805
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	605	564,517
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,080	986,129
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	185	194,263
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	545	557,331
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	$585	$557,822
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	420	397,427
West Harris (County of), TX Regional Water Authority, Series 2019, Ref. RB	3.00%	12/15/2058	10	6,562
West Harris (County of), TX Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	200	167,895
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	115	114,468
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2045	280	260,309
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	115	103,987
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2052	75	69,231
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	30	30,725
Wichita Falls Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.38%	02/01/2051	50	32,676
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	15	14,204
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	15	15,141
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	300	318,255
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2055	270	272,725
Wylie Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2044	360	298,896
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	374,863
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	690	731,528
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	895	853,261
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	595	623,647
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	125	114,510
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	110	110,083
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,020	934,133
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	470	424,329
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,650	1,554,951
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2056	50	50,803
				551,340,386
Utah-0.52%
Central Valley Water Reclamation Facility (Green Bonds), Series 202 C1, RB	4.00%	03/01/2047	340	325,704
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2045	15	16,394
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	125	135,968
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	1,105	1,201,957
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2055	40	42,658
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	95	101,177
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	400	423,987
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,056,479
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,051,410
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	735	768,143
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	65	69,499
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,064,345
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	500	538,243
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	645	690,457
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	65	69,203
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	110	112,723
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	50	50,700
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	50	50,412
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	1,145	1,159,872
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	150	153,753
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	$85	$88,276
Salt Lake City (City of), UT, Series 2022, RB	4.38%	02/01/2052	125	124,088
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	100	102,810
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	585	614,367
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	599,007
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2047	190	201,043
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	1,235	1,275,790
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	435	458,340
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	295	307,406
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	500	447,263
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,077,569
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	260	278,749
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	840	892,009
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	4.00%	05/15/2045	415	392,491
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	5.00%	05/15/2046	165	165,075
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	680	533,399
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	845	763,882
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	175	173,515
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	50	50,028
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	555	537,365
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	550	575,568
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	395	403,771
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	210	209,955
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	100	110,122
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2042	295	323,047
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	510	566,442
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	1,300	1,430,909
				21,785,370
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	50	50,933
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	4.00%	11/01/2050	280	258,819
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	390	379,298
				689,050
Virginia-0.98%
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2046	445	353,300
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2050	110	81,187
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	4.00%	07/01/2045	110	104,779
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	1,061,184
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2047	405	394,948
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	260	247,733
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	1,000	1,000,040
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	1,255	1,251,549
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(a)	5.00%	07/01/2041	40	40,028
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	500	522,763
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	4.00%	04/01/2050	145	135,275
Fairfax (County of), VA, Series 2021 A, RB	4.00%	07/15/2051	10	9,507
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	505	532,670
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2014 A, RB	4.00%	05/15/2044	610	597,615
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	1,265	1,182,865
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	1,260	1,234,726
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,042,084
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	4.13%	05/15/2054	$20	$18,432
Front Royal & Warren County Industrial Development Authority ( Valley Health System Obligated Group), Series 2018, RB	4.00%	01/01/2050	740	657,917
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	180	184,805
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	450	457,979
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	130	127,981
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	75	78,720
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2050	315	290,089
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	760	687,089
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	610	550,079
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	890	907,240
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.25%	07/01/2060	750	773,147
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,710	1,559,480
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,030	937,066
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2024 A, RB	5.25%	07/01/2064	250	262,498
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	95	104,361
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2045	20	21,498
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	645	670,679
Henrico (County of), VA, Series 2019, Ref. RB	3.00%	05/01/2049	75	58,089
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	5	5,168
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	100,315
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2047	250	251,600
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2052	1,000	982,127
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	145	158,151
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2048	120	126,496
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	1,015	1,019,323
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	465	483,703
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,255	1,172,473
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,001,095
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	410	294,276
Lynchburg Economic Development Authority, Series 2021, Ref. RB	4.00%	01/01/2055	150	128,114
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	885	810,213
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	350	365,083
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	250	256,457
Prince William County Service Authority, Series 2025, Ref. RB	5.00%	07/15/2055	150	157,382
Richmond (City of), VA, Series 2020 A, RB	4.00%	01/15/2050	35	32,794
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	472,133
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	547,055
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	535	417,890
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	4.00%	07/01/2051	235	215,704
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	845	661,657
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	2.63%	11/01/2050	75	49,219
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	695	694,968
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	190	192,575
University of Virginia, Series 2019 B, RB	5.00%	09/01/2049	10	10,314
University of Virginia, Series 2021 A, RB	2.18%	11/01/2051	10	6,454
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	$215	$200,026
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	560	614,474
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	190	188,516
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	375	402,834
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	595	588,455
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	4.00%	02/01/2042	330	329,915
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2045	735	794,854
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	200	200,847
Virginia (Commonwealth of) Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2050	15	15,641
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	970,909
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	1,340	1,169,882
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,010	1,074,546
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	160	169,190
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes), Series 2024, Ref. RB	4.50%	12/01/2044	1,000	1,002,701
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	30	29,987
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	585	518,345
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	500	531,423
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	1,160	986,220
Virginia Resources Authority, Series 2016, Ref. RB	4.00%	11/01/2041	280	280,203
Virginia Small Business Financing Authority, Series 2020, Ref. RB	4.00%	01/01/2051	300	267,997
Virginia Small Business Financing Authority, Series 2021, Ref. RB	4.00%	12/01/2051	300	255,963
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.00%	07/01/2048	160	151,244
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	390	407,147
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.13%	07/01/2058	350	324,757
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.38%	07/01/2063	500	483,974
				40,712,191
Washington-2.01%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	260	261,595
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	1,000	1,137,024
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	235	250,134
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2046	1,145	1,121,085
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2043	1,015	1,114,533
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,260	1,348,581
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,750	1,760,869
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	540	596,465
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	1,000	1,073,438
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.25%	12/01/2042	545	553,315
Kennewick Public Facilities District, Series 2025, Ref. RB	5.25%	12/01/2054	10	10,508
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	530	585,496
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	1,215	1,335,168
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	1,140	1,135,734
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	10	9,926
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	580	575,709
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2046	100	100,282
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2049	345	345,177
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,055	1,116,508
King (County of), WA, Series 2025 A, Ref. RB	5.00%	01/01/2053	200	209,400
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	$1,065	$999,799
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2026, GO Bonds	5.50%	12/01/2050	855	917,001
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.13%	12/01/2043	30	30,303
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2047	30	31,912
Pierce (County of), WA Bethel School District No. 403, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	95	104,327
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	175	184,023
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2042	300	300,700
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	160	178,015
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	185	204,350
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2043	290	316,173
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	4,989
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	05/01/2044	105	103,443
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	1,065	1,043,415
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	575	562,887
Seattle (City of), WA, Series 2015, GO Bonds	4.00%	12/01/2044	190	189,073
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	265	253,423
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	45	43,531
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	505	505,166
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	200	191,587
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2051	660	617,464
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	215	224,890
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	45	46,341
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	460	479,691
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	25	25,787
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	285	295,360
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2050	260	278,675
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	1,000	1,057,284
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	375	381,507
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,025,506
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	860	908,718
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	300	331,413
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	575	569,381
Tacoma (City of), WA, Series 2025 A, RB	5.25%	01/01/2050	90	95,975
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	785	816,345
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	705	734,786
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	255	262,722
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	795	836,167
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	2,285	1,968,521
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	505	435,756
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	365	357,618
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	25	25,151
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	50	54,651
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	15	15,241
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	475	489,206
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	123,395
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	190	194,328
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	210	218,590
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	570	589,972
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	180	190,405
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	435	458,356
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	335	351,950
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	$270	$280,566
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	265	276,998
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	145	150,846
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	298,626
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	271,617
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	120	124,852
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	47,500
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	235	249,056
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	20	21,011
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	380	396,915
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2046	190	197,426
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	75	78,423
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	180	194,840
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2045	30	32,222
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2046	190	201,776
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2041	265	293,094
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2042	470	516,134
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	405	446,337
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2044	610	665,434
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2045	960	1,038,446
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	500	532,747
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	495	530,668
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2047	115	122,293
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	660	694,447
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	500	528,612
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,049,263
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	110	121,415
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	300	323,329
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2046	310	331,313
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2047	5	5,301
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2048	60	63,260
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	910	958,462
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2043	95	105,138
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2044	25	27,396
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2045	110	119,393
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2048	500	529,880
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2049	500	528,196
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2050	715	752,870
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	340	362,251
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,145	1,208,129
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	455	477,324
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,042,838
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	345	373,348
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	705	759,063
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	470	503,984
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	620	671,196
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	65	70,695
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	360	389,730
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	100	107,366
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	70	74,100
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	360	393,610
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	830	902,493
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	355	382,678
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	70	74,905
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	485	511,347
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	185	194,069
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,234
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	380	404,521
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	523,730
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	370	389,006
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	$525	$548,632
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	465	498,200
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	640	683,007
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,035	1,095,749
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	145	152,692
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	260	272,104
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	85	88,476
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	335	360,888
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	270	288,637
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,621
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	245	258,457
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	245	256,801
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	83,478
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	280	307,172
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	245	266,211
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	145	155,221
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	400	424,660
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	170,082
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	50,747
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	300	242,714
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	90	72,105
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,241,121
Washington (State of) Health Care Facilities Authority, Series 2014 C, RB	4.00%	10/01/2044	215	198,199
Washington (State of) Health Care Facilities Authority, Series 2015 A, RB	4.00%	10/01/2045	700	668,736
Washington (State of) Health Care Facilities Authority, Series 2017, RB	4.00%	07/01/2042	635	597,010
Washington (State of) Health Care Facilities Authority, Series 2017, RB	5.00%	07/01/2042	305	307,909
Washington (State of) Health Care Facilities Authority, Series 2020, Ref. RB	4.00%	09/01/2050	275	238,339
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	1,035	1,087,352
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.50%	09/01/2055	1,055	1,112,465
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	40	40,822
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	360	334,434
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 A, RB	5.00%	08/15/2045	50	50,011
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	485	474,826
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,095	1,051,727
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	500	495,818
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	330	330,070
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014, RB	5.00%	10/01/2044	25	25,008
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	1,040	939,937
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	260	238,409
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	195	201,078
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	1,015,895
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	1,385	1,397,480
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	15	15,086
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,555	1,495,935
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	825	611,593
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	$1,560	$1,345,577
Washington (State of) Housing Finance Commission, Series 2024, RB	5.00%	07/01/2054	500	471,784
Washington (State of) Housing Finance Commission, Series 2025, RB, (INS - BAM)(a)(d)	5.25%	07/01/2064	100	101,332
Washington (State of) Housing Finance Commission (Emerald Heights), Series 2023 A, Ref. RB	5.00%	07/01/2048	55	55,018
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments), Series 2024, RB	5.50%	07/01/2059	410	411,603
Washington (State of) Housing Finance Commission (Seattle Academy of Arts and Sciences), Series 2023, Ref. RB(d)	6.38%	07/01/2063	100	106,568
Washington (State of) Housing Finance Commission (The Evergreen School), Series 2025, RB	4.50%	07/01/2055	285	266,134
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,960	1,860,591
				83,268,456
West Virginia-0.26%
Marshall University, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	05/01/2046	860	666,783
West Virginia (State of), Series 2018 B, GO Bonds	4.00%	06/01/2042	260	260,407
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	5	5,154
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	375	375,587
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	25	25,006
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	30	31,248
West Virginia (State of) (West Virginia University), Series 2019, RB	4.00%	10/01/2047	235	222,998
West Virginia (State of) Hospital Finance Authority (Cabell Hospital Obligated Group), Series 2018, Ref. RB	4.13%	01/01/2047	145	117,982
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	695	676,068
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	415	440,286
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	134,961
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2053	250	266,478
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	265	274,428
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	455	418,700
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	335	336,878
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	485,234
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	1,580	1,362,152
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	665	668,842
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	70	73,808
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.13%	06/01/2042	60	58,946
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	605	577,426
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	640	603,963
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	955	978,201
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	430	402,085
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	520	538,573
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	695	632,153
				10,634,347
Wisconsin-0.81%
Ashwaubenon Community Development Authority (Brown County Expo), Series 2019, RB	3.00%	06/01/2044	260	216,711
Franklin Public School District, Series 2025 A, GO Bonds	4.00%	04/01/2045	455	442,411
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2043	75	76,886
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	10	10,138
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	4.00%	04/01/2045	80	76,980
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	4.25%	04/01/2048	620	598,578
University of Wisconsin Hospitals & Clinics, Series 2021, Ref. RB	2.90%	04/01/2051	115	80,619
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	$230	$218,070
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	760	686,973
Wisconsin (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	5.00%	07/01/2049	300	300,118
Wisconsin (State of) Health & Educational Facilities Authority, Series 2024, RB, (INS - BAM)(a)	5.25%	02/15/2054	285	295,248
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	365	300,638
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2045	60	64,837
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2048	285	298,953
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 A, RB	5.00%	02/15/2046	70	69,997
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	580	485,857
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	255	244,418
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	775	776,914
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	80	70,754
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	20	17,689
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB	5.50%	02/15/2054	10	10,415
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB, (INS - BAM)(a)	4.50%	02/15/2054	1,050	1,030,763
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, Ref. RB	5.00%	04/01/2044	40	40,651
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2013, RB	4.00%	11/15/2043	15	14,446
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	955	876,931
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	700	641,670
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	1,095,848
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2051	75	65,715
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	4.38%	08/15/2055	610	570,267
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	5.25%	08/15/2055	155	159,313
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	50	52,784
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	530	564,171
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	315	283,454
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	3.00%	08/15/2052	190	134,506
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	660	633,127
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	2,260	2,020,218
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	95	95,186
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	100	100,443
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	290	269,867
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	$1,395	$1,289,974
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	1,585	1,379,967
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	505	473,730
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	590	452,322
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	225	200,112
Wisconsin (State of) Public Finance Authority, Series 2018, RB, (INS - AGI)(a)	5.00%	07/01/2058	25	25,055
Wisconsin (State of) Public Finance Authority, Series 2020, Ref. RB	3.00%	06/01/2045	325	253,313
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	930	940,582
Wisconsin (State of) Public Finance Authority, Series 2022, RB	5.00%	02/01/2062	700	681,256
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	15	15,653
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	150	153,723
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.13%	04/01/2052	740	676,812
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(d)	5.75%	07/01/2063	800	766,379
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	2,962	3,076,766
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	730,167
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	1,145	858,572
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,045	937,288
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	550	572,612
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,415	1,404,249
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	931,783
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	06/01/2045	785	609,364
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	885	899,566
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	4.00%	10/01/2049	2,710	2,325,127
				33,646,936
Wyoming-0.01%
University of Wyoming, Series 2021 C, RB, (INS - AGI)(a)	4.00%	06/01/2051	545	493,183
TOTAL INVESTMENTS IN SECURITIES(f)-96.14% (Cost $4,021,576,134)				3,987,678,426
OTHER ASSETS LESS LIABILITIES-3.86%				160,270,458
NET ASSETS-100.00%				$4,147,948,884

See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $1,753,385, which represented less than 1% of the Fund’s Net Assets.

(e)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.82%
Guam-0.21%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	$75	$75,023
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	200	203,270
				278,293
New York-98.61%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	405	428,929
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	460	491,049
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	200	200,064
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	475	481,073
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	529,928
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	450	469,764
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	40	44,922
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2044	115	127,903
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2045	120	132,515
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	125	136,877
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	670	711,146
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	950	1,015,431
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	565	447,062
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	1,000	785,430
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	185	132,610
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	250	221,790
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	300	295,961
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	4.00%	07/01/2045	185	154,010
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	150	149,800
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	525	495,426
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	530	529,976
Dutchess County Local Development Corp. (Marist College), Series 2022, RB	5.00%	07/01/2052	110	110,947
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	330	287,932
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	120	121,288
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	325	310,330
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	195	197,419
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	100,626
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	1,250	1,263,075
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	895	858,970
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	975	895,568
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	230	230,132
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	400	395,606
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	200	200,302
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	185	185,592
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	125	125,212
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	215	219,415
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	105	106,338
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	90	99,543
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	130	141,680
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	600	628,381
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	350	362,396
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	430	455,311
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	460	507,398
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	75	80,254
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	385	402,587
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	460	475,219
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	61,233
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	70	63,936
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	48,489
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	150	143,576
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	65	59,689
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2045	$25	$23,295
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2046	100	91,829
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	97,977
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	50	48,487
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	40	38,196
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	130	134,595
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	15	13,705
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	30	30,371
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,159
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	45	42,232
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	20	17,793
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	30	30,288
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	10	8,989
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	35	35,639
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	275	281,462
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	240	215,908
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	150	155,886
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2045	20	18,956
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	15	13,949
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	30	31,197
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	15	15,541
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	60	55,708
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	25	22,957
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	25	21,850
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	135	132,540
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	15	14,532
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	25	22,401
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	110	96,448
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	402,871
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	205	207,095
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	250	254,361
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	57,024
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	5	5,158
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	58,818
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	60	53,905
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	10	8,844
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	450	419,513
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	105	109,476
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	150	138,505
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	115	121,029
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	25	26,623
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	84,426
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	103,040
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	100	104,215
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	183,585
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	5	5,315
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	25	26,338
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	200	209,265
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	30	32,952
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	75	81,866
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	30	32,480
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	70	75,035
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	350	364,919
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	20	20,778
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	35	36,271
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	40	41,325
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	90	81,293
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	5	5,444
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2056	20	20,041
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	370	370,017
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2042	$45	$45,015
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	15	13,089
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	210	207,782
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	445	440,301
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,065	963,223
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	540	560,246
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	175	175,004
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	190	189,998
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2045	20	20,593
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	410	423,913
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	300	311,299
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	80	80,477
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	295	296,080
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	515	456,515
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	50	49,401
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	100	101,368
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	70	64,252
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	10	10,034
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	205	212,857
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	60	62,407
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	185	195,006
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	285	297,565
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	70	78,758
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	5	5,527
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	350	366,188
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.25%	10/15/2055	25	26,814
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	175	173,215
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	240	246,298
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	100	102,273
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	385	390,347
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	5	5,065
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.00%	08/15/2051	150	158,506
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	400	429,387
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	110	115,737
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	300	311,848
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	325	342,594
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	20	21,918
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	120	130,760
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	195	205,171
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	175	184,521
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	185	193,370
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	125	139,447
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	90	99,685
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	25	27,574
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	120	125,851
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	91,868
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Series 2022, Ref. RB	5.25%	12/01/2052	15	15,765
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	60	63,246
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	130	136,288
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2056	15	15,363
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	50	50,502
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	155	156,220
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	25	24,151
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	85,678
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	30	29,423
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	45	45,722
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	48,487
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	17,015
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	105	108,813
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	$30	$31,023
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2044	30	23,976
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	99,222
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	35	36,510
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	50	51,981
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	10	10,356
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	25	23,868
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	40	32,061
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	385	350,068
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	35	34,728
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	10	9,827
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	175	179,713
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	130	118,121
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	25,478
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	10	10,522
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	25	26,205
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	80	83,442
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	161,116
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10	10,227
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	40	29,192
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	25	26,600
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	48,318
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	100	93,897
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,386
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	48,248
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2044	100	106,331
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	20	20,866
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	25	25,974
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	15,501
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	250	256,505
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	100	91,985
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	90	96,952
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	53,654
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	85	90,639
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	105,924
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	93,353
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	105,995
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	150	156,413
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	40	36,699
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	25	26,844
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	30	32,009
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	107,289
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	312,535
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	20	21,862
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	10	10,880
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	20	21,425
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	50	51,808
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	15	16,356
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	25	26,940
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2045	35	37,423
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2047	10	10,700
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2048	40	41,572
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	110	116,146
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	40	41,017
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	75	79,242
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	60	61,534
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2043	20	21,835
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2044	15	16,248
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2047	30	32,248
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2048	30	32,072
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2049	$30	$31,967
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2050	50	53,100
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	20	19,603
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	200	205,513
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	25	24,301
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	213,908
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	60	60,883
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	60	50,827
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	20,750
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	180	176,680
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	50	51,633
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	20	19,029
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	30	23,221
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	206,495
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	130	140,231
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	50	53,731
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	135	141,807
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,768
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	35	37,459
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	5	5,415
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	59,159
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	35	37,398
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	95	93,382
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	108,476
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	90	97,025
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	210,770
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	395	363,407
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	30	32,618
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	50	54,074
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	70	75,396
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	45	48,149
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	45	48,755
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	50	53,444
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	60	62,633
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	105	110,495
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	130	140,951
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	20	21,529
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	80	85,083
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	30	31,712
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	115	120,645
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	465	472,010
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	665	525,700
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	20	18,653
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	115	83,919
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	375	360,250
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	1,720	1,284,864
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	185	194,550
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	30	28,039
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	55	53,779
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	95	84,575
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	4.00%	06/15/2047	10	9,346
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	75	73,118
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	95	91,512
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	189,371
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	157,512
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	30	28,406
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB(b)(c)	5.00%	06/15/2026	$10	$10,009
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	45	42,880
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB(b)(c)	5.25%	06/15/2026	30	30,029
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	50	43,758
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	25	25,265
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,046
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	10	9,346
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	5	5,019
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	5.00%	06/15/2045	10	10,130
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB, VRD RB(d)	1.55%	06/15/2051	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	35	30,012
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	70	70,949
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	15	11,307
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	365	332,936
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	55	56,337
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	15	15,656
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	91,367
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2049	50	45,379
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	15	15,211
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	20	19,858
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	40	29,703
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	90	82,479
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	55	54,413
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	220	215,397
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	380	282,181
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	400	366,575
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	40	41,052
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	180	178,080
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	15	13,793
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	45	44,522
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	108,833
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	15	15,031
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	45	47,688
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	50	51,300
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	45	41,379
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	50	51,182
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	50	37,329
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	10	8,485
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	200	206,084
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.00%	06/15/2051	35	25,860
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	50	45,620
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	70	58,086
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	45	47,626
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	35	33,408
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	400	364,957
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	70	71,811
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	130	136,471
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	175	158,236
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	5	4,773
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	45	46,027
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	80	84,760
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	45	43,916
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	395	381,086
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	20	20,949
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	60	63,942
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	35	36,940
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	400	414,869
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	140	147,499
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	325	294,621
New York (City of), NY Municipal Water Finance Authority, Series 2024 BB, Ref. RB	4.00%	06/15/2045	30	28,673
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	$20	$21,307
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	35	36,524
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	40	43,939
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	30	31,946
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	20	20,715
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	140	147,722
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	190	196,549
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	55	58,594
New York (City of), NY Municipal Water Finance Authority, Series 2026 DD, Ref. RB	5.00%	06/15/2046	200	214,851
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2047	25	26,582
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2048	25	26,332
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2049	25	26,184
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	4.50%	06/15/2051	25	24,737
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2056	125	129,341
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.25%	06/15/2056	125	132,352
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.50%	06/15/2056	100	108,386
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	30	30,633
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	50	50,065
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	40	43,303
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	20	21,276
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	5	5,146
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	245	256,831
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	314,282
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	20	21,519
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	95	101,619
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	350	367,582
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	240	253,826
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	60	65,639
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	50	52,224
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	30	29,215
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	4.00%	05/01/2043	25	24,069
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	30	29,215
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	25	24,100
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	15	14,228
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	33,877
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	97,327
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	25	24,136
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	100	96,202
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	60	58,396
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	50	50,428
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	232,809
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	39,583
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,291
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	20	19,111
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	35	33,666
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	15	15,424
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	20	19,562
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	20	19,513
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	15	14,484
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	45	46,515
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	20	20,548
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	20	17,045
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	30	31,010
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	60	56,253
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	10	8,744
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	55	54,313
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	25	24,422
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	25	24,333
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	40,090
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	20	19,535
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	$20	$19,453
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	40	38,297
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	350	266,704
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	60	58,606
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	80	77,003
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	10	9,838
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2045	10	9,625
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	20	19,884
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	26,342
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	65	63,650
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	10	9,705
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	60	57,752
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	71,470
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	15	14,157
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	20	18,698
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	150	115,030
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	10	8,737
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	20	19,673
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	70	67,378
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	20	20,839
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	2.50%	08/01/2048	20	13,471
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,618
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	10	9,841
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	50	49,016
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	179,325
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	50	45,872
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	10	7,457
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	15	16,270
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	20	21,276
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	21,144
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	15	15,753
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	70,023
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	25	26,234
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	40	41,289
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	30	30,710
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	65	63,721
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	40	41,974
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	20	18,719
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	50	51,612
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	10	10,757
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	15	16,050
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	15	16,024
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	10	10,575
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	104,753
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	15	15,576
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	103,545
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	50	53,407
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	20	21,332
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	105,666
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	153,038
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	366,980
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	15	16,214
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	110,921
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	10	11,092
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2045	20	21,232
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	225	237,519
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	210,137
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	105,108
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	50	47,775
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	25	27,028
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	$25	$27,200
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	25	26,889
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	35	37,376
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	80	84,664
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	20	20,963
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	35	37,053
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	65	71,628
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	20	21,511
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	5	5,443
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	50	52,949
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	25	25,915
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	55	58,814
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	60	56,297
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	10	10,749
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	15	16,046
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	15	15,939
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	63,233
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	104,431
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	83,073
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	50	51,797
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	90	94,051
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	25	26,925
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	35	37,511
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	20	21,107
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	30	31,372
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	120	126,726
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	159,667
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	105,575
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	5	5,485
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2043	5	5,447
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2046	20	21,732
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	25	26,862
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2048	25	26,624
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	50	54,108
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2052	45	47,446
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	15	16,342
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	20	21,492
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	20	21,490
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	5	5,190
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	110	115,666
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	20	21,629
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	30	32,273
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	20	21,357
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	60	63,517
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	20	20,960
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	95	97,777
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	30	32,382
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	30	31,836
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	200	212,430
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	55	57,110
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	20	21,709
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	10	11,165
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2043	15	16,635
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2042	15	16,747
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2042	5	5,463
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2043	10	10,855
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2044	10	10,794
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	25	26,783
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	20	21,012
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2050	20	20,767
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.50%	05/01/2053	$40	$42,858
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2042	25	27,476
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2042	25	27,628
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2043	25	27,285
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2043	25	27,425
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2044	25	27,122
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2044	25	27,251
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2045	30	32,287
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2045	30	32,425
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2046	30	31,962
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2046	30	32,080
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2047	30	31,620
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2047	30	31,717
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.00%	11/01/2048	30	31,488
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.25%	11/01/2049	35	37,425
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	02/01/2050	50	54,195
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.25%	11/01/2050	35	37,358
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.25%	11/01/2051	35	37,250
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	02/01/2052	30	31,664
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2053	50	51,634
New York (City of), NY Transitional Finance Authority, Series 2026, RB(e)	5.50%	11/01/2054	125	134,980
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	5	4,913
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	35	29,717
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	150	133,449
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	50	49,628
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	25	25,753
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	25	18,862
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	21,875
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	10	10,883
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	10	10,826
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	150	162,703
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	35	36,466
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	45	47,202
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	375	390,231
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	120	115,235
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2042	85	95,892
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2043	5	5,603
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2044	100	111,090
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	15	15,036
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	20	20,044
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	192,279
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	35	35,413
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	40	40,441
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	20	18,651
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	30	30,413
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	45	41,416
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	30	30,712
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	65	63,940
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,263
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	70	71,231
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	330	320,621
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	85	88,336
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	30	31,113
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	25	25,847
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	25	25,786
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	30	30,839
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	40	37,391
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	270	205,116
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	60	45,036
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	$610	$542,719
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	780	675,624
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	150	131,706
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	45	38,785
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	60	59,107
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	50	48,198
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	35	33,149
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	78,270
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	280	261,745
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	75,120
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	91,969
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	5	4,972
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	20	19,702
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	150	140,268
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	15	15,363
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	3.00%	03/15/2051	25	18,356
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	97,446
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	93,512
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	30	27,627
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	30	22,225
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	10	10,518
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	255	239,987
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	35	34,806
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	40	39,405
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	100	104,665
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	185	170,353
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	175	142,396
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,230	1,251,284
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	65	60,880
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	270	282,416
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	30	32,438
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	35	34,479
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	20	21,183
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	70	64,791
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	102,806
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	25	27,615
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	15	16,345
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	20	21,404
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	45	46,524
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	38,385
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	20	21,587
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	25	26,520
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	20	21,041
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	145	151,181
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	280	292,194
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	100	103,689
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	15	15,498
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	30	30,973
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	50	51,530
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	200	206,401
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	115	125,376
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	180	194,844
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	190	203,843
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	55	58,536
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	121,360
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	93,909
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	20	21,252
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	110	116,621
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	275	289,241
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	105	94,903
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	$2,175	$2,353,299
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	65	71,609
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	45	49,242
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	30	32,501
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	10	10,738
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	20	21,093
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	50	52,237
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	55	57,129
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	30	26,942
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	50	51,702
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	10	11,090
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2042	85	95,355
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	45	49,495
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	30	32,734
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	5	5,560
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	10	10,803
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	20	21,772
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	15	16,083
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	25	26,944
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	5	5,336
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	15	15,946
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	60	64,813
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	40	42,311
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	30	31,266
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	50	53,236
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	100	103,945
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	50	51,779
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2054	65	67,260
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	10	10,339
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	160	165,146
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	30	32,824
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	25	27,114
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2045	5	5,373
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	140	151,200
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2050	80	85,303
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	100	103,523
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	675	679,667
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	370	394,826
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2050	25	27,008
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	325	347,212
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2042	50	55,479
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2043	50	55,003
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2044	50	54,415
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2045	50	53,892
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2046	50	53,344
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2047	50	53,015
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2048	50	52,649
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2049	20	21,453
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2050	100	104,618
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	4.50%	03/15/2051	50	49,365
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2053	100	103,860
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2056	200	211,682
New York (State of) Dormitory Authority, Series 2026, RB(e)	5.00%	10/01/2051	25	25,936
New York (State of) Dormitory Authority (Barnard College), Series 2025 A, Ref. RB	5.00%	07/01/2055	285	290,796
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	5	4,582
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	55	40,745
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	35	36,052
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	30	30,825
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	10	10,149
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	60	61,472
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	$75	$65,758
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	30	30,638
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	40	40,767
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	35	32,521
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,368
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	5	5,119
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	15	14,653
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	130	129,281
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	10	9,641
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	15	14,207
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	10	9,351
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	5	5,721
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	140	158,222
New York (State of) Dormitory Authority (Columbia University), Series 2018 A, RB	5.00%	10/01/2048	80	89,717
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	320	327,979
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	100	100,009
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	245	228,410
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	448,161
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	50	51,172
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2050	90	95,722
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2055	20	21,016
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	125	121,956
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	30	29,445
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015, Ref. RB	5.00%	07/01/2045	155	155,012
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	160	118,367
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	585	546,525
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	65	65,870
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	230	208,901
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2045	35	31,714
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	660	552,064
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	300	210,812
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	400	370,728
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	395	395,117
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	25	21,290
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	85	82,876
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	220	229,988
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	95	96,888
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	350	333,767
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	150	153,690
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	95	104,565
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	100	109,069
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	690	633,040
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	1,190	1,044,942
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,032,135
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	375	402,532
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	135	128,267
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	415	379,705
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	415	413,303
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	445	453,294
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	460	416,036
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	90	92,656
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	135	137,288
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	1,175	1,150,256
New York (State of) Housing Finance Agency (Green Bonds), Series 2024 A-1, RB	5.00%	06/15/2054	140	142,927
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	$1,240	$1,212,708
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,235	1,141,405
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	1,075	969,378
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	350	261,547
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	30	27,044
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	10	10,979
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	210	190,875
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	145	138,793
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	555	508,883
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	690	616,683
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	340	354,317
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	210	218,168
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	255	247,350
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	100,556
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	275	249,018
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	85	60,284
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	15	13,534
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	85	82,032
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	355	254,898
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	20	18,019
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	10	9,352
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	30	22,985
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	500	378,291
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	30	22,436
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	235	222,936
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	500	383,192
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	25	23,155
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	80	74,190
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	25	27,383
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	40	43,474
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	65	68,458
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	145	153,797
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	10	10,673
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	135	142,800
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	430	447,836
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	275	283,635
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2043	30	33,238
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2044	15	16,463
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2045	100	108,620
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2051	70	72,674
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2056	65	67,153
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.25%	01/01/2056	75	79,225
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	89,456
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	45	41,651
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	80	77,486
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	160	164,378
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	205,107
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	125	114,219
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	250	245,686
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	50	55,327
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	10	9,179
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	107,303
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	20	19,660
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	65	59,174
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	40	35,987
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	$100	$89,838
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	75	79,062
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	99,554
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	212,876
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	60	57,769
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	77,086
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	133,576
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	115	105,717
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	13,940
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	60	59,660
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	120	118,784
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	3.00%	01/01/2050	30	22,514
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.13%	03/15/2057	125	129,862
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.00%	03/15/2059	395	404,268
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	70	68,038
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2047	10	9,351
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2050	5	3,803
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2051	95	71,392
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	310	321,472
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	100	89,326
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,250
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	280	290,130
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2042	275	301,524
New York City Housing Development Corp. (Green Bonds), Series 2018, VRD RB(d)	1.55%	05/01/2050	900	900,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	400	396,217
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	350	350,129
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	600	500,563
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	280	224,619
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	984,645
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	725	609,851
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	690	518,884
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.25%	09/15/2052	15	11,093
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	100	78,022
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	385	364,220
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	735	586,814
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	1,030	768,668
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,360	991,938
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2050	180	191,528
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	325	341,133
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	130	132,262
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, RB	5.00%	06/15/2047	50	50,577
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	40	40,692
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	25	25,730
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	100	98,370
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	95	90,161
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	410	393,990
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	205	213,096
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	465	493,709
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	550	586,819
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	$45	$43,798
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	20	19,294
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	25	25,834
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	90	93,010
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	65	67,177
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	75	77,337
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	65	59,756
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	260	258,262
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	25	24,658
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	35	26,225
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	80	84,752
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	290	283,209
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	675	627,830
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	120	117,203
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	25	25,756
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	140	130,217
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	45	46,048
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	76,741
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	100	75,529
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	7,480
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	95	94,804
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	110	116,058
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	230	241,641
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	109,517
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	60	56,118
New York State Urban Development Corp., Series 2021 A, Ref. RB	2.63%	03/15/2051	120	79,465
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2044	5	5,362
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2051	45	46,405
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	170	174,961
New York State Urban Development Corp., Series 2023 B, Ref. RB	4.00%	03/15/2050	10	9,179
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	125	128,967
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	50	43,712
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	100	108,093
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	265	259,196
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	420	415,760
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	100	96,772
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	105	102,700
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	240	229,233
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	95	89,707
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	60	63,891
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	85	89,687
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	78,596
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	55	57,296
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	70	69,856
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	215	213,864
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	410	404,060
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	90	85,765
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	105	102,541
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	560	414,862
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,568
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	115	119,001
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,502
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	70	72,678
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	65	67,223
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	75	77,281
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	165	169,195
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	160	155,159
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	250	239,278
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	$165	$126,219
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	255	229,407
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	250	260,853
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	230	238,200
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	120	114,333
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	240	223,958
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	600	599,863
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	590	638,961
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	35	36,879
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	100	100,004
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	45	40,741
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	165	139,176
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	75	61,911
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	40	40,609
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	30	30,282
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2047	20	15,423
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2048	20	15,166
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	450	422,379
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	520	531,706
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	70	65,703
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	105	78,636
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	290	262,923
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	20	21,440
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	40	41,741
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	90	81,332
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	60	63,588
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	15	16,463
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	50	53,850
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	110	117,030
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	400	418,442
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2057	55	57,294
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	110	120,802
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	15	16,372
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	30	32,591
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	25	26,952
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	104,406
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	225	236,918
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	5	4,511
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	375	387,235
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	105	94,003
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	45	46,976
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	150	134,437
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	200	208,107
Triborough Bridge & Tunnel Authority, Series 2024 A-2, RB	5.25%	05/15/2059	20	20,784
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	10	10,956
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	30	33,209
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	10	10,990
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	35	38,057
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	35	37,677
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2048	20	21,452
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	95	99,189
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	35	36,310
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	75	75,870
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	160	166,113
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	30	31,388
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	90	90,067
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	110	117,071
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	60	58,716
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	$5	$5,478
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	40	43,232
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	15	15,487
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	350	366,738
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	213,259
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	155	158,589
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	10	10,266
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	45	46,090
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	20	20,387
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	50	46,202
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	20	19,928
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	10	9,860
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	225	230,351
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	130	116,384
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	225	229,097
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	160	163,730
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	30	26,730
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	30	30,546
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	60	61,471
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	20	18,051
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	20	21,428
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	20	21,278
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	94,018
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	115	104,085
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	80	82,132
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	125	130,581
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	89,168
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	70	72,378
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	15	15,543
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	103,793
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2047	25	27,092
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2048	25	26,897
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2051	75	79,719
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2054	80	84,839
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.50%	11/15/2056	75	81,234
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2042	100	111,736
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2043	50	55,470
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2044	50	54,738
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2045	50	54,119
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2046	5	5,348
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2047	50	52,892
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2048	50	52,481
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2049	50	52,270
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.25%	11/15/2050	50	53,299
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	4.38%	11/15/2051	50	48,530
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2056	100	103,207
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	75	82,849
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	100	93,640
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	30	31,275
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	20	18,402
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	35	36,084
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	190	179,996
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	15	15,597
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	15	14,670
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	220	232,870
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	75	77,578
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2049	$150	$161,405
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	140	141,819
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	355	378,623
				132,751,238
TOTAL INVESTMENTS IN SECURITIES(f)-98.82% (Cost $134,995,643)				133,029,531
OTHER ASSETS LESS LIABILITIES-1.18%				1,590,903
NET ASSETS-100.00%				$134,620,434

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(e)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(f)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty, Inc.	8.35%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2026
(Unaudited)

	Shares	Value
Preferred Stocks-99.89%
Automobiles-1.72%
Ford Motor Co.
Pfd., 6.00%(b)	1,160,770	$23,656,493
Pfd., 6.20%(b)	1,086,407	22,868,867
Pfd., 6.50%(b)	869,203	19,209,386
		65,734,746
Banks-34.92%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	143,603	2,901,499
Series E, Pfd., 5.88%(b)	140,884	2,948,702
Pfd., 6.63%(b)(c)	436,940	10,814,265
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	740,026	18,611,654
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,321,406	21,988,196
Series QQ, Pfd., 4.25%(b)	1,876,705	31,903,985
Series NN, Pfd., 4.38%	1,555,829	27,211,449
Series SS, Pfd., 4.75%(b)	996,985	18,902,836
Series LL, Pfd., 5.00%(b)	1,881,260	37,963,827
Series KK, Pfd., 5.38%(b)	2,000,758	43,616,524
Series HH, Pfd., 5.88%(b)	1,235,848	30,340,068
Series GG, Pfd., 6.00%(b)	1,951,805	48,678,017
Series K, Pfd., 6.45%(b)	1,519,658	38,903,245
Bank of Hawaii Corp.
Series A, Pfd., 4.38%(b)	262,177	4,142,397
Pfd., 8.00%(b)	238,628	6,283,075
Bank OZK, Series A, Pfd., 4.63%(b)	507,643	8,299,963
Citigroup, Inc., Series II, Pfd., 6.25%(b)	1,161,510	29,026,135
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	652,357	12,068,604
Series I, Pfd., 6.50%(c)	579,841	14,693,171
Pfd., 7.38%(b)	580,903	15,033,770
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	208,316	3,476,794
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	364,539	6,762,198
Series A, Pfd., 6.00%(b)	288,702	6,868,220
Pfd., 6.88%(c)	578,425	15,073,755
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	509,184	10,219,323
Series C, Pfd., 5.63%(b)	275,342	5,754,648
Series E, Pfd., 6.63%(c)	586,045	14,328,800
First Horizon Corp.
Series F, Pfd., 4.70%	209,841	3,662,775
Series E, Pfd., 6.50%(b)	219,422	5,294,653
Series H, Pfd., 6.75%	578,173	14,425,416
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	286,773	5,245,078
Hancock Whitney Corp., Pfd., 6.25%(b)	252,259	5,617,808
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	722,688	12,003,848
Series L, Pfd., 5.50%(b)	256,733	5,245,055
Series C, Pfd., 5.70%(b)	256,218	5,506,125
Series J, Pfd., 6.88%(c)	469,154	11,789,840
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	2,892,305	50,036,876
Series JJ, Pfd., 4.55%(b)	2,170,483	40,045,411
Series LL, Pfd., 4.63%(b)	2,676,983	50,220,201
Series GG, Pfd., 4.75%	1,302,829	25,053,402
Series DD, Pfd., 5.75%(b)	2,452,558	58,910,443
Series EE, Pfd., 6.00%(b)	2,675,760	67,589,698
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b)	650,474	$13,588,402
Series F, Pfd., 5.65%(b)	612,663	12,823,037
Pfd., 6.20%(b)(c)	868,799	21,954,551
M&T Bank Corp.
Series K, Pfd., 6.35%(b)	651,180	16,312,059
Series J, Pfd., 7.50%(b)	1,085,435	28,492,669
Old National Bancorp
Series A, Pfd., 7.00%(b)	158,389	3,932,799
Series C, Pfd., 7.00%	174,185	4,345,916
Pinnacle Financial Partners, Inc., Series C, Pfd., 6.75%	326,099	8,031,818
Popular Capital Trust II, Pfd., 6.13%	140,396	3,543,595
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	580,704	9,511,931
Series C, Pfd., 5.70%(b)(c)	724,109	17,682,742
Pfd., 6.95%(b)(c)	720,627	18,462,464
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	437,545	9,267,203
Truist Financial Corp.
Series R, Pfd., 4.75%	1,337,544	24,610,810
Series O, Pfd., 5.25%(b)	831,246	17,506,041
U.S. Bancorp
Series L, Pfd., 3.75%(b)	722,520	10,779,998
Series M, Pfd., 4.00%(b)	1,088,389	17,055,056
Series O, Pfd., 4.50%(b)	651,927	11,486,954
Series K, Pfd., 5.50%(b)	837,946	18,376,156
UMB Financial Corp., Pfd., 7.75%(c)	434,994	11,718,738
Valley National Bancorp, Series C, Pfd., 8.25%(c)	218,837	5,733,529
WaFd, Inc., Series A, Pfd., 4.88%(b)	427,716	6,928,999
Webster Financial Corp., Series F, Pfd., 5.25%	218,828	4,540,681
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	1,809,032	30,283,196
Series CC, Pfd., 4.38%(b)	1,521,966	26,177,815
Series AA, Pfd., 4.70%(b)	1,693,498	31,160,363
Series Z, Pfd., 4.75%(b)	2,911,323	54,208,834
Series Y, Pfd., 5.63%(b)	999,080	23,438,417
Wesbanco, Inc., Series B, Pfd., 7.38%(b)(c)	335,572	8,620,845
Wintrust Financial Corp., Series F, Pfd., 7.88%(c)	614,483	16,111,744
		1,334,149,111
Capital Markets-11.90%
Affiliated Managers Group, Inc.
Pfd., 4.20%	291,695	4,395,844
Pfd., 4.75%(b)	397,449	6,681,118
Pfd., 5.88%(b)	435,069	8,714,432
Pfd., 6.75%(b)	654,516	15,584,026
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	722,363	18,586,400
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	333,954	5,002,631
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)	579,681	9,002,446
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	340,904	7,097,621
Series A, Pfd., 6.63%	259,397	5,452,525
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%	869,437	15,302,091
Series D, Pfd., 5.95%(b)	1,084,270	26,434,503
KKR & Co., Inc., Series T, Pfd., 6.88%(b)	858,413	20,936,693
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Morgan Stanley
Series O, Pfd., 4.25%(b)	1,881,746	$32,253,126
Series L, Pfd., 4.88%(b)	727,694	14,430,172
Series K, Pfd., 5.85%	1,449,994	34,466,357
Series I, Pfd., 6.38%(b)	1,450,350	36,403,785
Series P, Pfd., 6.50%(b)	1,446,871	36,475,618
Series Q, Pfd., 6.63%(b)	1,447,360	36,951,101
Series F, Pfd., 6.88%(b)	1,231,785	31,164,160
Series E, Pfd., 7.13%(b)	1,237,504	31,457,352
New Mountain Finance Corp., Pfd., 8.25%(b)	167,588	4,228,245
Northern Trust Corp., Series E, Pfd., 4.70%	581,160	10,966,489
State Street Corp., Series G, Pfd., 5.35%(b)	723,295	15,847,393
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	445,028	7,418,617
Pfd., 5.20%(b)	327,916	6,499,295
Series C, Pfd., 6.13%(b)	323,993	7,377,321
Series B, Pfd., 6.25%(b)	226,635	5,387,114
		454,516,475
Chemicals-0.11%
EIDP, Inc., Series B, Pfd., 4.50%(b)	61,485	4,132,407
Commercial Services & Supplies-0.28%
Pitney Bowes, Inc., Pfd., 6.70%(b)	508,299	10,547,204
Consumer Finance-4.15%
Atlanticus Holdings Corp., Pfd., 9.25%	237,968	6,084,842
Bread Financial Holdings, Inc., Series B, Pfd., 8.88%(c)	175,720	4,387,728
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	618,627	9,731,003
Series L, Pfd., 4.38%	979,164	15,695,999
Series K, Pfd., 4.63%	181,544	3,071,724
Series J, Pfd., 4.80%(b)	1,809,833	31,853,061
Series I, Pfd., 5.00%(b)	2,171,939	39,659,606
Navient Corp., Pfd., 6.00%(b)	431,685	7,899,836
Synchrony Financial
Series A, Pfd., 5.63%	1,084,877	21,296,136
Series B, Pfd., 8.25%(c)	726,847	18,796,263
		158,476,198
Diversified REITs-0.25%
Global Net Lease, Inc.
Series B, Pfd., 6.88%, (Acquired 06/08/2022 - 05/16/2023; Cost $3,249,503)(b)(d)	179,587	3,818,020
Series A, Pfd., 7.25%(b)	245,636	5,573,481
		9,391,501
Diversified Telecommunication Services-4.40%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,532,769	46,754,916
Series A, Pfd., 5.00%(b)	1,741,131	34,091,345
Pfd., 5.35%(b)	1,914,939	40,252,018
Qwest Corp.
Pfd., 6.50%(e)	1,431,419	27,862,571
Pfd., 6.75%(e)	965,882	18,973,544
		167,934,394
Electric Utilities-9.15%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)	435,587	7,147,983
	Shares	Value
Electric Utilities-(continued)
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)	363,984	$6,020,295
Pfd., 7.25% (Canada)(b)	229,676	5,799,319
Duke Energy Corp.
Pfd., 5.63%(b)	724,412	17,269,982
Series A, Pfd., 5.75%(b)	1,449,979	35,828,981
Entergy Arkansas LLC, Pfd., 4.88%(b)	445,212	8,966,570
Entergy Louisiana LLC, Pfd., 4.88%	388,978	7,818,458
Entergy Mississippi LLC, Pfd., 4.90%(b)	378,817	7,860,453
Entergy New Orleans LLC, Pfd., 5.50%(b)	304,880	6,640,286
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	391,903	8,684,570
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	360,469	8,553,929
NextEra Energy Capital Holdings, Inc.
Series N, Pfd., 5.65%	996,873	23,097,547
Series .Z, Pfd., 6.50%(b)	866,605	21,682,457
Series U, Pfd., 6.50%(b)	1,268,714	31,413,359
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	152,959	3,360,509
SCE Trust II, Pfd., 5.10%(b)	297,125	5,199,688
SCE Trust VI, Pfd., 5.00%(b)	693,753	12,036,615
SCE Trust VII, Series M, Pfd., 7.50%(b)	804,975	20,003,629
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,085,623	18,368,741
Series 2020, Pfd., 4.95%(b)	1,445,665	28,277,207
Pfd., 5.25%(b)	653,486	13,788,555
Pfd., 6.50%(b)	818,851	20,692,365
Xcel Energy, Inc., Pfd., 6.25%	1,300,139	31,242,340
		349,753,838
Financial Services-4.68%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	866,796	22,597,372
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)	508,746	7,493,828
Pfd., 4.88% (Canada)	376,413	5,849,458
Pfd., 7.25% (Canada)(b)	217,087	5,464,080
Carlyle Finance LLC, Pfd., 4.63%(b)	724,754	11,994,679
Corebridge Financial, Inc., Pfd., 6.38%	868,727	19,954,659
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	432,443	7,083,416
Series A, Pfd., 5.25%(b)	1,160,832	22,613,007
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	794,214	20,458,953
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	724,499	11,751,374
Merchants Bancorp
Series C, Pfd., 6.00%	285,487	5,829,644
Pfd., 7.63%(b)	334,067	8,261,477
Pfd., 8.25%(c)	203,309	5,174,214
TPG Operating Group II L.P., Pfd., 6.95%(b)	578,875	13,898,789
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	434,802	10,374,376
		178,799,326
Gas Utilities-0.18%
Spire, Inc., Pfd., 6.38%(b)	293,921	7,057,043
Independent Power and Renewable Electricity Producers-0.13%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	287,969	5,183,442
Insurance-14.88%
AEGON Funding Co. LLC, Pfd., 5.10%(b)	1,338,385	25,482,850
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Insurance-(continued)
Allstate Corp. (The)
Series I, Pfd., 4.75%	433,712	$8,127,763
Series H, Pfd., 5.10%	1,664,413	33,621,143
Series J, Pfd., 7.38%(b)	870,885	22,738,807
American Financial Group, Inc.
Pfd., 4.50%(b)	296,063	4,914,646
Pfd., 5.13%	293,457	5,396,674
Pfd., 5.63%	216,200	4,304,542
Pfd., 5.88%	181,879	3,843,103
American National Group, Inc., Pfd., 7.38%(b)	436,018	10,747,844
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	725,522	11,985,623
Series F, Pfd., 5.45%(b)	476,810	9,445,606
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	361,464	7,301,573
Pfd., 5.63% (Bermuda)	361,853	7,313,049
Pfd., 7.00% (Bermuda)(b)	326,093	8,005,583
Assurant, Inc., Pfd., 5.25%(b)	365,398	7,092,375
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	833,509	13,619,537
Series B, Pfd., 5.63%(b)	498,407	9,449,797
Series A, Pfd., 6.35%(b)(c)	1,247,879	30,685,345
Pfd., 7.25%(c)	834,769	20,910,964
Series E, Pfd., 7.75%(c)	723,616	18,459,444
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	797,495	15,591,027
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	504,876	5,543,539
Series C, Pfd., 5.38%(b)	831,375	10,242,540
Pfd., 6.25%(b)	543,413	8,944,578
Series A, Pfd., 6.60%(b)	613,724	9,310,193
Series B, Pfd., 6.75%(b)	584,238	9,055,689
CNO Financial Group, Inc., Pfd., 5.13%(b)	224,767	3,942,413
F&G Annuities & Life, Inc.
Pfd., 7.30%(b)	544,759	11,832,166
Pfd., 7.95%(b)	499,742	12,498,547
Globe Life, Inc., Pfd., 4.25%(b)	474,299	7,408,550
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	499,676	12,421,945
Lincoln National Corp., Series D, Pfd., 9.00%	722,503	18,965,704
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,446,564	26,790,365
Series E, Pfd., 5.63%(b)	1,166,329	26,125,770
Prudential Financial, Inc.
Pfd., 4.13%	726,612	11,843,776
Pfd., 5.63%(b)	820,414	18,451,111
Pfd., 5.95%(b)	433,570	10,024,138
Reinsurance Group of America, Inc., Pfd., 7.13%(c)	1,013,418	25,710,415
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	720,584	10,902,436
Series F, Pfd., 5.75% (Bermuda)(b)	362,902	7,682,635
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	289,880	4,652,574
Unum Group, Pfd., 6.25%(b)	436,045	10,124,965
	Shares	Value
Insurance-(continued)
W.R. Berkley Corp.
Pfd., 4.13%(b)	434,565	$6,840,053
Pfd., 4.25%	360,262	5,854,258
Pfd., 5.10%(b)	432,693	8,411,552
Pfd., 5.70%(b)	269,804	5,873,633
		568,490,840
Leisure Products-0.20%
Brunswick Corp., Pfd., 6.38%(b)	310,006	7,530,046
Multi-Utilities-3.18%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	289,931	4,789,660
Series 13, Pfd., 5.13% (Canada)	290,622	4,987,074
CMS Energy Corp.
Series C, Pfd., 4.20%	331,882	5,658,588
Pfd., 5.63%	290,791	6,252,006
Pfd., 5.88%(b)	407,769	9,272,667
Pfd., 5.88%(b)	912,464	20,922,799
DTE Energy Co.
Pfd., 4.38%(b)	404,052	6,820,398
Series G, Pfd., 4.38%(b)	333,350	5,620,281
Series E, Investment Units, 5.25%(b)	579,438	12,191,376
Series H, Pfd., 6.25%	870,681	21,366,512
Sempra, Pfd., 5.75%(b)	1,097,041	23,476,677
		121,358,038
Office REITs-0.96%
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	336,247	7,044,375
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	470,295	7,026,207
Series M, Pfd., 5.25%(b)	481,645	8,356,541
Series N, Pfd., 5.25%(b)	435,311	7,482,996
Series L, Pfd., 5.40%(b)	388,703	6,810,076
		36,720,195
Oil, Gas & Consumable Fuels-0.65%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	510,524	12,206,629
TransCanada PipeLines Ltd., Pfd., 6.25% (Canada)	536,287	12,822,622
		25,029,251
Real Estate Management & Development-0.85%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	418,096	5,811,534
Series A-2, Pfd., 6.38%	364,884	5,619,214
Series A-1, Pfd., 6.50%	266,315	4,135,872
Brookfield Property Preferred L.P., Pfd., 6.25%	972,637	16,972,516
		32,539,136
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%	170,778	3,996,205
Series H, Pfd., 6.25%	166,771	4,060,857
		8,057,062
Retail REITs-0.59%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	251,797	4,298,175
Federal Realty Investment Trust, Series C, Pfd., 5.00%	217,343	4,246,882
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Retail REITs-(continued)
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	322,629	$6,362,244
Series M, Pfd., 5.25%(b)	377,747	7,596,492
		22,503,793
Specialized REITs-3.62%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	483,881	9,871,173
Series J, Pfd., 5.25%	310,896	6,407,567
Series K, Pfd., 5.85%(b)	298,694	6,807,236
EPR Properties, Series G, Pfd., 5.75%	217,870	4,422,761
Public Storage
Series N, Pfd., 3.88%(b)	407,082	6,146,938
Series O, Pfd., 3.90%(b)	261,458	3,961,089
Series Q, Pfd., 3.95%(b)	207,032	3,177,941
Series P, Pfd., 4.00%(b)	878,007	13,846,170
Series R, Pfd., 4.00%(b)	621,705	9,791,854
Series S, Pfd., 4.10%(b)	441,920	7,026,528
Series M, Pfd., 4.13%(b)	321,303	5,111,931
Series L, Pfd., 4.63%(b)	823,349	15,026,119
Series J, Pfd., 4.70%(b)	318,353	5,809,942
Series K, Pfd., 4.75%(b)	306,623	5,718,519
Series I, Pfd., 4.88%(b)	423,806	8,107,409
Series G, Pfd., 5.05%(b)	513,370	10,318,737
Series F, Pfd., 5.15%(b)	400,619	8,076,479
Series H, Pfd., 5.60%(b)	389,853	8,607,954
		138,236,347
Trading Companies & Distributors-0.86%
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)	258,618	4,887,880
Pfd., 6.88% (Bermuda)(b)	216,131	4,910,496
Pfd., 7.38% (Bermuda)(b)	251,216	6,162,329
Series G, Pfd., 7.50% (Bermuda)	256,045	6,150,201
Pfd., 7.63% (Bermuda)(b)	219,844	5,370,789
Pfd., 8.00% (Bermuda)	209,897	5,356,571
		32,838,266
	Shares	Value
Wireless Telecommunication Services-2.02%
Array Digital Infrastructure, Inc.
Pfd., 5.50%	152,309	$2,560,314
Pfd., 6.25%(b)	154,546	2,936,374
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	996,542	19,562,120
Series UU, Pfd., 6.63%	608,871	13,389,073
T-Mobile USA, Inc.
Pfd., 5.50%(b)	584,131	12,500,403
Pfd., 5.50%	572,271	12,200,818
Pfd., 6.25%(b)	569,761	13,867,983
		77,017,085
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $4,726,362,404)		3,815,995,744
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Private Government Fund, 3.58%(f)(g)(h)	10,656,953	10,656,953
Invesco Private Prime Fund, 3.75%(f)(g)(h)	36,181,466	36,188,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,844,407)		46,845,655
TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $4,773,206,811)		3,862,841,399
OTHER ASSETS LESS LIABILITIES-(1.12)%		(42,827,886)
NET ASSETS-100.00%		$3,820,013,513

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,022,396	$190,834,786	$(192,857,182)	$-	$-	$-	$166,745
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$17,766,560	$74,291,313	$(81,400,920)	$-	$-	$10,656,953	$357,929 *
Invesco Private Prime Fund	46,054,253	188,040,306	(197,902,519)	(2,066)	(1,272)	36,188,702	971,749 *
Total	$65,843,209	$453,166,405	$(472,160,621)	$(2,066)	$(1,272)	$46,845,655	$1,496,423

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Short Term Treasury ETF (TBLL)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-98.17%
U.S. Treasury Bills-62.69%(a)
3.65%, 06/04/2026	$580,000	$579,824
3.62%, 06/09/2026	222,000	221,821
3.61%, 06/11/2026	166,000	165,833
3.63%, 06/16/2026	226,000	225,658
3.63%, 06/18/2026	606,000	604,962
3.63%, 06/23/2026	246,000	245,455
3.62%, 06/25/2026	574,000	572,613
3.62%, 06/30/2026	318,000	317,072
3.58%–3.66%, 07/02/2026	68,384,000	68,171,421
3.58%–3.65%, 07/07/2026	31,324,100	31,210,675
3.57%–3.66%, 07/09/2026	117,049,500	116,601,932
3.59%–3.65%, 07/14/2026	60,290,600	60,030,630
3.56%–3.65%, 07/16/2026	60,254,500	59,982,602
3.58%–3.62%, 07/21/2026	43,737,000	43,517,419
3.58%–3.65%, 07/23/2026	53,530,500	53,249,725
3.57%–3.60%, 07/28/2026	43,737,000	43,485,760
3.57%–3.66%, 07/30/2026	61,530,500	61,164,479
3.59%–3.63%, 08/04/2026	43,737,000	43,454,774
3.57%–3.66%, 08/06/2026	55,704,500	55,335,390
3.59%–3.64%, 08/11/2026	43,737,000	43,427,729
3.57%–3.66%, 08/13/2026	64,173,800	63,708,129
3.58%–3.65%, 08/18/2026	43,737,000	43,397,154
3.57%–3.67%, 08/20/2026	63,173,800	62,670,983
3.61%–3.65%, 08/25/2026	43,737,000	43,368,416
3.56%–3.67%, 08/27/2026	64,373,900	63,815,377
3.61%–3.64%, 09/03/2026	58,718,600	58,169,328
3.61%–3.65%, 09/10/2026	34,249,400	33,905,163
3.62%–3.65%, 09/17/2026	35,229,400	34,847,601
3.63%–3.65%, 09/24/2026	35,229,400	34,822,799
3.43%–3.69%, 10/01/2026	37,836,100	37,372,444
3.63%–3.65%, 10/08/2026	43,737,000	43,171,748
3.65%–3.67%, 10/15/2026	43,737,000	43,138,988
3.65%–3.68%, 10/22/2026	43,737,000	43,103,952
3.45%–3.68%, 10/29/2026	56,780,400	55,917,314
3.62%, 11/05/2026	30,000,000	29,522,704
3.63%, 11/12/2026	30,000,000	29,504,437
3.63%, 11/19/2026	30,842,000	30,310,695
3.44%–3.71%, 11/27/2026	22,105,800	21,707,358
3.45%–3.71%, 12/24/2026	37,994,700	37,215,270
3.60%–3.65%, 01/21/2027	37,023,200	36,164,979
3.63%–3.70%, 02/18/2027	21,550,300	20,990,727
3.63%–3.73%, 03/18/2027	16,652,300	16,172,223
	Principal Amount	Value
U.S. Treasury Bills-(continued)
3.70%–3.78%, 04/15/2027	$24,725,800	$23,935,006
3.64%, 05/13/2027	30,000,000	28,954,071
		1,618,452,640
U.S. Treasury Notes-35.48%
4.13%, 06/15/2026	274,000	274,036
0.88% - 4.63%, 06/30/2026	780,000	779,169
0.63% - 4.38%, 07/31/2026	73,823,500	73,742,224
1.50%, 08/15/2026	46,412,900	46,193,547
0.75% - 3.75%, 08/31/2026	81,958,500	81,594,320
0.88% - 3.50%, 09/30/2026	87,164,800	86,647,925
4.63%, 10/15/2026	41,244,400	41,378,177
1.13% - 4.13%, 10/31/2026	68,548,200	68,058,871
2.00% - 4.63%, 11/15/2026	42,847,700	42,754,855
1.25% - 4.25%, 11/30/2026	40,926,300	40,635,656
4.38%, 12/15/2026	21,943,400	22,015,065
1.25% - 4.25%, 12/31/2026	54,532,300	54,248,321
4.00%, 01/15/2027	21,943,400	21,974,097
1.50% - 4.13%, 01/31/2027	49,711,000	49,138,582
2.25% - 4.13%, 02/15/2027	41,491,900	41,425,778
1.13% - 4.13%, 02/28/2027	37,445,100	36,950,592
4.25%, 03/15/2027	25,447,600	25,535,477
0.63% - 3.88%, 03/31/2027	55,383,000	54,895,139
4.50%, 04/15/2027	9,722,900	9,776,371
0.50% - 3.75%, 04/30/2027	49,022,500	48,334,329
2.38% - 4.50%, 05/15/2027	35,000,000	34,896,560
2.63% - 3.88%, 05/31/2027	35,000,000	34,870,920
		916,120,011
Total U.S. Treasury Securities (Cost $2,535,101,524)		2,534,572,651
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(b)(c) (Cost $387,631)	387,631	387,631
TOTAL INVESTMENTS IN SECURITIES-98.18% (Cost $2,535,489,155)		2,534,960,282
OTHER ASSETS LESS LIABILITIES-1.82%		46,925,950
NET ASSETS-100.00%		$2,581,886,232

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,660	$87,297,521	$(86,946,550)	$-	$-	$387,631	$49,072

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.58%
Alabama-0.58%
Alabama (State of) Economic Settlement Authority, Series 2016 B, RB	4.26%	09/15/2032	$420	$414,835
Alabama (State of) Federal Aid Highway Finance Authority, Series 2021 B, Ref. RB	1.73%	09/01/2028	25	23,714
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.55%	09/01/2027	10	9,709
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.86%	09/01/2029	90	83,659
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	2.65%	09/01/2037	3,100	2,529,632
Alabama (State of) Port Authority, Series 2017 D, Ref. RB, (INS - AGI)(a)	4.72%	10/01/2040	35	32,232
Alabama (State of) Public School & College Authority (Social Bonds), Series 2010, RB	5.15%	09/01/2027	85	86,085
Alabama Incentives Financing Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.54%	09/01/2042	35	29,140
Birmingham (City of), AL Water Works Board (The), Series 2019, Ref. RB	3.57%	01/01/2045	75	60,121
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	1.71%	01/01/2030	5	4,574
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	1.81%	01/01/2031	5	4,473
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	813,021
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	1,000	802,711
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.86%	01/01/2043	35	25,927
Huntsville (City of), AL Health Care Authority (The), Series 2013 A, RB	5.50%	11/15/2043	1,300	1,228,119
				6,147,952
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Rental Car Facilities), Series 2005, RB, (INS - NATL)(a)	5.30%	03/01/2035	100	100,008
Alaska Housing Finance Corp., Series 2020 A, Ref. RB	1.73%	12/01/2028	5	4,709
				104,717
Arizona-1.04%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB(b)	2.36%	07/01/2028	100	96,386
Arizona (State of) Department of Transportation, Series 2020, Ref. RB(b)	2.46%	07/01/2030	1,560	1,455,971
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	1,500	1,429,543
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	1,000	820,676
Glendale (City of), AZ, Series 2021, COP	1.72%	07/01/2027	5	4,880
Glendale (City of), AZ, Series 2021, COP	2.06%	07/01/2029	25	23,415
Glendale (City of), AZ, Series 2021, COP	2.22%	07/01/2030	10	9,217
Glendale (City of), AZ, Series 2021, COP	2.32%	07/01/2031	10	9,053
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	95	62,101
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.46%	07/01/2029	10	10,073
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.51%	07/01/2030	40	40,384
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.52%	07/01/2031	35	35,288
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	75,895
Pima (County of), AZ, Series 2021, RB	1.76%	05/01/2029	30	27,921
Pima (County of), AZ, Series 2021, RB	2.03%	05/01/2031	335	299,516
Pima (County of), AZ, Series 2022 B, COP	5.38%	12/01/2027	20	20,336
Pinal (county of), AZ, Series 2022, RB, (INS - BAM)(a)	5.74%	08/01/2052	200	197,207
Salt River Project Agricultural Improvement & Power District, Series 2010, RB	4.84%	01/01/2041	1,600	1,529,679
Salt River Project Agricultural Improvement & Power District, Series 2020, RB	2.57%	01/01/2050	45	27,558
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	235,688
Tempe (City of), AZ, Series 2021, COP	1.40%	07/01/2027	70	68,015
Tempe (City of), AZ, Series 2021, COP	1.75%	07/01/2029	10	9,250
Tempe (City of), AZ, Series 2021, COP	1.85%	07/01/2030	50	45,223
Tempe (City of), AZ, Series 2021, COP	1.95%	07/01/2031	15	13,266
Tempe (City of), AZ, Series 2021, COP	2.07%	07/01/2032	55	47,626
Tempe (City of), AZ, Series 2021, COP	2.17%	07/01/2033	25	21,224
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	1,950	1,549,379
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.31%	07/01/2027	920	893,340
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.70%	07/01/2029	500	462,203
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.85%	07/01/2030	10	9,055
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	2.86%	07/01/2047	1,945	1,410,483
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	113,955
				11,053,806
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas-0.01%
University of Arkansas, Series 2019 B, RB	3.35%	03/01/2038	$20	$17,240
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	160	125,655
				142,895
California-22.42%
Alameda (City of), CA Corridor Transportation Authority, Series 1999 C, RB, (INS - NATL)(a)	6.60%	10/01/2029	50	51,868
Alameda (City of), CA Corridor Transportation Authority, Series 2004, Ref. RB, (INS - AMBAC)(a)(c)	0.00%	10/01/2028	80	71,696
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B , Ref. RB(c)	0.00%	10/01/2042	200	79,633
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.40%	10/01/2046	1,785	1,729,423
Alameda (City of), CA Corridor Transportation Authority, Series 2024, Ref. RB, (INS - AGI)(a)(c)	0.00%	10/01/2047	1,630	437,237
Alameda (County of), CA, Series 2018 A, GO Bonds	3.82%	08/01/2038	10	9,140
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,275	2,119,282
Arcadia (City of), CA, Series 2020, RB	3.17%	12/01/2040	75	60,351
Baldwin Park Unified School District, Series 2019, Ref. GO Bonds(c)	0.00%	08/01/2044	80	29,247
Bay Area Toll Authority, Series 2009, RB	6.26%	04/01/2049	315	327,409
Bay Area Toll Authority, Series 2019, Ref. RB(b)	2.57%	04/01/2031	110	105,489
Bay Area Toll Authority, Series 2021 F-1, Ref. RB	1.63%	04/01/2028	50	47,830
Bay Area Toll Authority, Series 2021 F-1, Ref. RB	2.02%	04/01/2030	805	741,842
Bay Area Toll Authority, Series 2021 F-3, Ref. RB	3.13%	04/01/2055	1,040	680,157
Bay Area Toll Authority, Series 2021 S-10, Ref. RB	3.18%	04/01/2041	90	72,565
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	2,604	2,949,520
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	3,378,901
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,480	8,550,669
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	11,060	13,177,852
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	6,937,644
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	7,740	8,898,353
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,213,828
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,380	8,857,641
California (State of), Series 2018, GO Bonds	3.50%	04/01/2028	40	39,597
California (State of), Series 2018, Ref. GO Bonds(b)(d)	4.60%	04/01/2028	465	469,639
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	3,650	3,619,859
California (State of), Series 2019, GO Bonds	2.38%	10/01/2026	80	79,556
California (State of), Series 2019, GO Bonds	3.05%	04/01/2029	55	53,378
California (State of), Series 2019, GO Bonds	2.50%	10/01/2029	100	94,786
California (State of), Series 2020 C, Ref. GO Bonds	3.00%	11/01/2030	40	37,891
California (State of), Series 2020, GO Bonds	1.75%	11/01/2030	340	305,923
California (State of), Series 2021 A, Ref. GO Bonds	2.00%	10/01/2029	15	13,960
California (State of), Series 2021 B, Ref. GO Bonds	3.00%	08/01/2030	130	123,602
California (State of), Series 2021, GO Bonds	1.70%	02/01/2028	25	24,068
California (State of), Series 2022, GO Bonds	5.10%	10/01/2029	10	10,261
California (State of), Series 2022, GO Bonds	5.20%	10/01/2030	220	227,597
California (State of), Series 2022, GO Bonds	5.25%	10/01/2031	85	88,335
California (State of), Series 2022, GO Bonds	5.70%	10/01/2032	35	37,257
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	6,295	6,437,331
California (State of), Series 2023, GO Bonds	6.00%	03/01/2030	1,435	1,519,881
California (State of), Series 2023, GO Bonds	5.75%	10/01/2031	100	106,619
California (State of), Series 2023, GO Bonds	6.00%	03/01/2033	100	107,477
California (State of), Series 2023, GO Bonds	5.13%	03/01/2038	1,565	1,575,653
California (State of), Series 2023, GO Bonds	5.88%	10/01/2041	2,150	2,225,285
California (State of), Series 2023, GO Bonds	5.20%	03/01/2043	265	260,636
California (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	95	97,606
California (State of), Series 2024, GO Bonds	4.50%	08/01/2029	25	25,232
California (State of), Series 2024, GO Bonds	5.13%	09/01/2029	100	102,817
California (State of), Series 2024, GO Bonds	5.15%	09/01/2034	1,075	1,105,079
California (State of), Series 2025, GO Bonds	4.88%	09/01/2030	2,310	2,365,540
California (State of), Series 2025, GO Bonds	5.10%	09/01/2035	800	816,376
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,410	1,123,346
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	3,550	2,746,381
California (State of) Educational Facilities Authority (Santa Clara University), Series 2017, Ref. RB	3.84%	04/01/2047	250	199,799
California (State of) Health Facilities Financing Authority, Series 2019, RB	2.86%	06/01/2031	5	4,605
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority, Series 2022, RB	3.79%	06/01/2032	$5	$4,753
California (State of) Health Facilities Financing Authority, Series 2022, RB	4.14%	06/01/2034	40	37,950
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.53%	06/01/2028	25	24,092
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.58%	06/01/2029	25	23,661
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.70%	06/01/2030	20	18,651
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.93%	06/01/2032	45	40,783
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.98%	06/01/2033	265	236,159
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	3.03%	06/01/2034	30	26,290
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.83%	06/01/2029	100	92,547
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.98%	06/01/2030	130	117,824
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	2.13%	06/01/2031	120	106,623
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	3.69%	06/01/2031	25	23,969
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	4.19%	06/01/2037	1,040	976,569
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	4.35%	06/01/2041	15	13,690
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	965,357
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	941,886
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	920,902
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	900,352
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	787,984
California (State of) Infrastructure & Economic Development Bank (The Scripps Research Inst), Series 2021, RB	3.46%	07/01/2051	25	17,909
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	925	964,258
California (State of) Municipal Finance Authority (Community Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.28%	02/01/2046	220	169,847
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,565	1,918,824
California (State of) Public Finance Authority (Childrens Hospital), Series 2026, Ref. RB, (INS - AGI)(a)	5.40%	11/15/2031	620	629,844
California (State of) Public Finance Authority (PIH Health), Series 2024, RB, (INS - AGI)(a)	5.45%	06/01/2034	125	127,186
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	720	798,005
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	4.99%	04/01/2031	145	147,811
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.06%	04/01/2033	80	81,425
California (State of) Statewide Communities Development Authority (Buck Institute For Research on Aging), Series 2020, Ref. RB, (INS - AGI)(a)	3.81%	11/15/2055	50	35,892
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	116,146
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,664,795
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	897,241
California State University, Series 2017 B, Ref. RB	3.90%	11/01/2047	30	24,560
California State University, Series 2019 D, RB	1.69%	11/01/2029	55	50,539
California State University, Series 2019 E, RB	2.90%	11/01/2051	55	38,409
California State University, Series 2020 B, Ref. RB	2.97%	11/01/2039	115	93,339
California State University, Series 2020 B, Ref. RB	3.07%	11/01/2042	5	3,872
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,925	1,974,606
California State University, Series 2020 D, RB	1.34%	11/01/2027	400	384,697
California State University, Series 2020 D, RB	2.09%	11/01/2032	10	8,663
California State University, Series 2020 D, RB	2.82%	11/01/2042	170	126,427
California State University, Series 2021 B, Ref. RB	1.36%	11/01/2027	40	38,482
California State University, Series 2021 B, Ref. RB	1.67%	11/01/2029	625	573,994
California State University, Series 2021 B, Ref. RB	1.79%	11/01/2030	80	71,912
California State University, Series 2021 B, Ref. RB	1.85%	11/01/2031	15	13,162
California State University, Series 2021 B, Ref. RB	1.99%	11/01/2032	30	25,829
California State University, Series 2021 B, Ref. RB	2.14%	11/01/2033	115	97,407
California State University, Series 2021 B, Ref. RB	2.27%	11/01/2034	180	150,039
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	$2,700	$2,035,395
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,300	837,477
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	1,115	738,130
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,085	1,945,836
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.50%	01/15/2038	35	30,575
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	1,950	1,559,659
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.29%	08/01/2027	165	160,059
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.52%	08/01/2028	95	89,881
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.69%	08/01/2029	115	106,514
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.79%	08/01/2030	210	190,369
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.89%	08/01/2031	65	57,673
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.99%	08/01/2032	50	43,449
Chaffey Community College District (Election of 2018), Series 2024 B-2, GO Bonds	6.00%	06/01/2044	30	31,572
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	686,456
Clovis Unified School District, Series 2021 B, Ref. GO Bonds	3.07%	08/01/2039	130	105,687
Coast Community College District, Series 2020, Ref. GO Bonds	2.26%	08/01/2035	50	41,749
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	807,291
Contra Costa (County of), CA Transportation Authority, Series 2010, GO Bonds	6.50%	08/01/2034	85	90,404
Corona (City of), CA, Series 2021, RB	2.34%	05/01/2031	285	258,414
Corona (City of), CA, Series 2021, RB	2.57%	05/01/2033	70	61,449
Corona (City of), CA, Series 2021, RB	2.70%	05/01/2034	15	12,996
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	585,353
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	575	413,935
El Monte (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.77%	08/01/2045	10	7,796
El Monte (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	08/01/2050	15	11,217
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,196,723
Emery Unified School District, Series 2019, Ref. GO Bonds(c)	0.00%	08/01/2045	90	31,971
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,320	1,072,098
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB, (INS - AGI)(a)	3.92%	01/15/2053	295	229,161
Foothill-Eastern Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.96%	01/15/2046	760	535,164
Foothill-Eastern Transportation Corridor Agency, Series 2021 D, Ref. RB, (INS - AGI)(a)	3.06%	01/15/2043	925	700,346
Fremont Unified School District, Series 2021, Ref. GO Bonds	1.58%	08/01/2029	50	46,187
Fremont Unified School District, Series 2021, Ref. GO Bonds	1.63%	08/01/2030	10	9,014
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(c)	0.00%	08/15/2031	325	256,058
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(c)	0.00%	08/15/2032	165	123,336
Fresno (City of), CA, Series 2004, RB, (INS - NATL)(a)(c)	0.00%	08/15/2030	195	161,416
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,660	1,714,129
Fresno Unified School District, Series 2019, Ref. GO Bonds(c)	0.00%	08/01/2034	1,750	1,204,404
Fresno Unified School District, Series 2020, Ref. GO Bonds	3.01%	08/01/2047	50	34,439
Gardena (City of), CA, Series 2020, RB	3.85%	04/01/2039	5	4,447
Gilroy Unified School District, Series 2019, Ref. GO Bonds	3.36%	08/01/2047	1,050	789,621
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.59%	06/01/2029	115	108,292
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.69%	06/01/2030	150	138,804
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.79%	06/01/2031	865	786,504
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.04%	06/01/2032	950	857,244
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	1,150	980,579
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,425	1,121,341
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	4.21%	06/01/2050	85	61,273
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	2.35%	06/01/2030	15	13,830
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	2.75%	06/01/2034	155	136,887
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	2,185	1,822,934
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.85%	06/01/2050	765	700,112
Huntington Beach (City of), CA, Series 2021, Ref. RB	3.38%	06/15/2044	10	7,683
Huntington Beach Union High School District, Series 2021, Ref. GO Bonds	1.53%	08/01/2027	10	9,712
Industry (City of), CA, Series 2015 A, Ref. RB, (INS - AGI)(a)	4.63%	01/01/2034	75	74,123
Inglewood (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	09/01/2050	140	106,730
Inglewood (City of), CA, Series 2023, RB, (INS - AGI)(a)	6.40%	09/01/2053	1,000	1,022,577
Inland Empire Tobacco Securitization Corp., Series 2019, Ref. RB	3.68%	06/01/2038	150	146,371
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	320	321,559
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,150,415
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	$120	$124,230
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	113,753
Los Angeles (City of), CA, Series 2010, RB	5.81%	06/01/2040	280	291,466
Los Angeles (City of), CA, Series 2016 A, Ref. GO Bonds	3.55%	09/01/2031	1,505	1,469,777
Los Angeles (City of), CA, Series 2016, Ref. RB	3.89%	05/15/2038	65	59,296
Los Angeles (City of), CA, Series 2018 A, GO Bonds	3.88%	09/01/2038	170	154,908
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2029	100	102,227
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2030	180	184,701
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2031	80	82,196
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.16%	05/15/2029	35	33,816
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.26%	05/15/2030	85	81,375
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.36%	05/15/2031	20	18,970
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,515	1,620,916
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	2,940	3,124,891
Los Angeles (County of), CA Public Works Financing Authority, Series 2010, RB	7.62%	08/01/2040	25	29,247
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2016, Ref. RB	3.38%	09/01/2040	20	16,508
Los Angeles Community College District, Series 2010 D, GO Bonds	6.68%	08/01/2036	10	11,192
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,150	2,349,343
Los Angeles Community College District, Series 2010, GO Bonds	6.75%	08/01/2049	5	5,493
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.61%	08/01/2028	5	4,791
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	100	91,312
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.11%	08/01/2032	60	52,780
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.34%	08/01/2033	5	4,310
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.49%	08/01/2035	1,000	830,281
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	10	8,069
Los Angeles Community College District (Election of 2003), Series 2004 B, GO Bonds	5.52%	08/01/2029	820	835,519
Los Angeles Unified School District, Series 2025, RB	4.48%	10/01/2030	50	50,194
Los Angeles Unified School District, Series 2025, RB	4.96%	10/01/2033	205	208,906
Los Angeles Unified School District, Series 2025, RB	5.06%	10/01/2034	25	25,462
Los Angeles Unified School District, Series 2025, RB	5.46%	10/01/2040	5	5,070
Marin Community College District (Election of 2016), Series 2019 B-1, GO Bonds	4.03%	08/01/2038	1,200	1,110,182
Modesto Irrigation District (Build America Bonds), Series 2010, RB	7.20%	10/01/2040	25	28,470
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.06%	06/01/2039	1,020	924,863
Montebello Public Financing Authority, Series 2022, RB	6.50%	11/01/2043	125	127,992
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	1,500	1,136,416
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	4.10%	05/01/2030	20	19,870
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	4.33%	05/01/2031	70	69,926
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	4.75%	05/01/2034	60	60,429
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2010, RB	7.84%	11/01/2040	445	535,168
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	1,150	1,222,307
National City (City of), CA, Series 2021, RB	3.42%	11/01/2042	90	72,581
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,105,090
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	824,071
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	681	651,864
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	911,275
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	446,189
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	331,170
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	722,786
Oakland Unified School District, Series 2021, Ref. GO Bonds, (INS - BAM)(a)	3.12%	08/01/2040	750	602,952
Orange (City of), CA, Series 2021, Ref. RB, (INS - BAM)(a)	3.02%	06/01/2040	190	150,116
Otay Water District Financing Authority, Series 2010, RB	6.58%	09/01/2040	60	64,859
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	5,840	4,370,872
Palm Desert (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB, (INS - BAM)(a)	4.25%	10/01/2037	25	23,315
Palomar Community College District, Series 2020, Ref. GO Bonds	1.84%	08/01/2029	10	9,277
Palomar Community College District, Series 2020, Ref. GO Bonds	1.99%	08/01/2030	105	95,586
Palomar Community College District, Series 2021, Ref. GO Bonds	2.82%	08/01/2040	100	76,775
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	3,150	2,338,981
Pasadena Public Financing Authority, Series 2010, RB	7.15%	03/01/2043	10	11,788
Pasadena Unified School District, Series 2019, Ref. GO Bonds, (INS - AGI)(a)	2.88%	05/01/2037	35	30,093
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Paso Robles Joint Unified School District, Series 2010, GO Bonds	6.60%	09/01/2040	$10	$10,868
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	2,100	1,773,391
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,174,021
Rancho Cucamonga Redevelopment Agency Successor Agency, Series 2007, RB, (INS - NATL)(a)	6.26%	09/01/2031	200	207,719
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	3,500	3,474,006
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	2,950	3,111,421
Regents of the University of California Medical Center, Series 2010 H, RB	6.55%	05/15/2048	255	268,884
Regents of the University of California Medical Center, Series 2016 M, Ref. RB	3.29%	05/15/2036	50	45,011
Regents of the University of California Medical Center, Series 2020 N, RB	3.01%	05/15/2050	780	509,871
Regents of the University of California Medical Center, Series 2020 N, RB	3.26%	05/15/2060	1,340	847,658
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	1,585	986,118
Regents of the University of California Medical Center, Series 2022, RB	4.13%	05/15/2032	45	44,066
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,570	2,178,702
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	260	260,972
Riverside (City of), CA, Series 2005 A, RB	5.04%	02/15/2035	205	206,576
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	550	589,181
Riverside (City of), CA, Series 2010, RB	7.61%	10/01/2040	400	475,661
Riverside (City of), CA, Series 2020, RB	2.96%	02/15/2027	15	14,882
Riverside (City of), CA, Series 2020, RB	3.82%	02/15/2038	975	921,367
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,771,330
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	1.77%	11/01/2027	5	4,846
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.13%	11/01/2029	40	37,334
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.23%	11/01/2030	245	224,668
Riverside (County of), CA Redevelopment Agency, Series 2018 B, Ref. RB	4.00%	09/01/2037	45	41,042
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2013, GO Bonds	5.65%	07/01/2038	15	15,021
Sacramento (County of), CA Public Financing Authority, Series 2015, RB	5.64%	04/01/2050	125	127,066
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2010 A, RB	6.33%	08/01/2040	25	26,932
San Bernardino Community College District, Series 2009, GO Bonds	7.43%	08/01/2039	45	53,784
San Bernardino Community College District, Series 2019, Ref. GO Bonds	2.84%	08/01/2031	10	9,282
San Bernardino Community College District, Series 2020, Ref. GO Bonds	1.90%	08/01/2030	25	22,897
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	749,662
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	345	224,929
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB(b)(d)	4.23%	10/15/2028	2,000	2,000,418
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2036	95	88,044
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2040	150	131,354
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.43%	05/01/2029	95	88,025
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.53%	05/01/2030	95	85,984
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.70%	05/01/2031	155	137,529
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.80%	05/01/2032	115	99,581
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.90%	05/01/2033	25	21,190
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.95%	05/01/2034	120	99,277
San Diego Community College District, Series 2019 A, Ref. GO Bonds	3.34%	08/01/2043	30	23,961
San Diego Community College District, Series 2021, Ref. GO Bonds	1.88%	08/01/2029	75	69,806
San Diego Community College District, Series 2021, Ref. GO Bonds	2.01%	08/01/2030	345	315,162
San Diego Community College District, Series 2021, Ref. GO Bonds	2.11%	08/01/2031	50	44,788
San Diego Community College District, Series 2021, Ref. GO Bonds	2.26%	08/01/2032	5	4,408
San Diego Community College District, Series 2021, Ref. GO Bonds	2.38%	08/01/2033	250	216,899
San Diego Unified School District (Election of 2022), Series 2024, GO Bonds	3.97%	07/01/2029	45	44,673
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,516,813
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,461
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	83,090
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	622,871
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020 C, Ref. RB	2.96%	05/01/2051	60	37,696
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	1,000	676,182
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	2.73%	05/01/2032	$60	$54,256
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2017 B, RB	3.75%	09/01/2037	30	26,954
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2019 B, RB	4.22%	09/01/2039	10	9,098
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2019 B, RB	4.37%	09/01/2049	370	307,061
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,751,727
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 C, RB	4.04%	11/01/2041	90	79,938
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 C, RB	4.19%	11/01/2046	10	8,467
San Francisco (City & County of), CA Public Utilities Commission, Series 2020, Ref. RB	3.30%	11/01/2039	100	85,364
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Social Bonds), Series 2025, RB, (INS - AGI)(a)	4.80%	08/01/2034	50	50,095
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Affordable Housing) (Social Bonds), Series 2021, RB, (INS - AGI)(a)	2.64%	08/01/2031	65	59,560
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	370,735
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	3,025	2,409,579
San Francisco Unified School District, Series 2010, GO Bonds	5.74%	06/15/2030	20	20,305
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.47%	01/15/2029	1,140	1,089,869
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.22%	01/15/2035	105	93,755
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.32%	01/15/2036	5	4,424
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.49%	01/15/2050	250	187,491
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	921,465
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	862,735
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	2,550	2,095,064
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB- Check	3.13%	08/01/2028	55	53,806
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB- Check	3.38%	08/01/2034	45	42,105
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.68%	09/01/2028	80	75,727
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.85%	09/01/2029	60	55,668
San Jose Evergreen Community College District (Election of 2016), Series 2020 B-1, GO Bonds	3.06%	09/01/2045	10	7,249
San Jose Unified School District, Series 2021, Ref. GO Bonds	1.40%	08/01/2029	10	9,176
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,050	2,333,629
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.74%	09/01/2050	200	146,662
San Marcos Unified School District, Series 2020, Ref. GO Bonds, (INS - AGI)(a)	3.38%	08/01/2040	340	279,877
San Mateo County Community College District, Series 2021, Ref. GO Bonds	2.92%	09/01/2045	25	17,931
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.44%	08/01/2027	10	9,719
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.67%	08/01/2028	125	118,681
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.91%	08/01/2030	115	104,830
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	2.01%	08/01/2031	65	58,070
Santa Ana (City of), CA, Series 2021 A, RB	2.34%	08/01/2032	85	74,396
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,400	1,086,144
Santa Ana Unified School District, Series 2010, GO Bonds	6.80%	08/01/2030	5	5,310
Santa Ana Unified School District, Series 2010, GO Bonds	7.00%	08/01/2041	10	11,073
Santa Barbara (County of), CA, Series 2010, COP	6.25%	12/01/2040	5	5,370
Santa Clara (County of), CA, Series 2007, RB, (INS - NATL)(a)	6.00%	08/01/2036	25	26,849
Santa Clara (County of), CA (Election of 2016), Series 2024 C, GO Bonds	4.70%	08/01/2032	20	20,286
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,060	2,677,071
Santa Clara Valley Water District, Series 2023 B, RB	5.00%	06/01/2052	5	4,624
Santa Monica Community College District, Series 2020, Ref. GO Bonds	1.70%	08/01/2030	125	112,515
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	941,386
Santa Monica-Malibu Unified School District, Series 2019, Ref. GO Bonds	3.11%	08/01/2043	15	11,563
Solano County Community College District, Series 2019, Ref. GO Bonds	3.19%	08/01/2047	15	10,928
Sonoma (County of), CA, Series 2010 A, RB	6.00%	12/01/2029	40	41,212
Stockton Public Financing Authority, Series 2019, Ref. RB, (INS - BAM)(a)	3.61%	10/01/2040	250	208,242
Torrance Joint Powers Financing Authority, Series 2020, RB	3.70%	10/01/2039	345	300,503
Torrance Joint Powers Financing Authority, Series 2020, RB	3.80%	10/01/2043	50	41,145
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	1,250	1,182,662
University of California, Series 2012 AD, RB	4.86%	05/15/2112	870	717,245
University of California, Series 2015 AP, Ref. RB	3.93%	05/15/2045	1,010	928,999
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	2,767	2,238,214
University of California, Series 2015 J, Ref. RB	4.06%	05/15/2031	10	9,836
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	436,500
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2017 AW, RB	4.10%	05/15/2047	$20	$16,765
University of California, Series 2018, RB	4.43%	05/15/2048	1,120	964,335
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,555	2,492,825
University of California, Series 2020 BF, RB	1.61%	05/15/2029	15	13,908
University of California, Series 2020 BG, RB	1.32%	05/15/2027	3,010	2,936,972
University of California, Series 2020 BG, RB	1.61%	05/15/2030	4,550	4,112,060
University of California, Series 2020, RB	1.71%	05/15/2030	25	22,658
University of California, Series 2020, RB	2.65%	05/15/2050	325	208,773
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	975,147
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	94,757
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	775	720,363
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,065	972,260
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,020	911,920
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	873,412
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	856,380
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	390	327,822
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	200	165,161
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	162,568
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,695	1,167,320
University of California, Series 2023, RB	4.69%	05/15/2033	1,045	1,051,854
University of California, Series 2023, RB	5.10%	05/15/2033	10	10,306
University of California, Series 2024 B, RB	4.93%	05/15/2034	755	768,048
University of California (Limited), Series 2015 J, Ref. RB	4.13%	05/15/2045	25	22,620
Val Verde Unified School District, Series 2021, Ref. GO Bonds, (INS - AGI)(a)	3.17%	08/01/2043	10	7,644
Ventura County Community College District, Series 2019, Ref. GO Bonds	2.37%	08/01/2029	20	18,922
Ventura County Community College District, Series 2019, Ref. GO Bonds	2.42%	08/01/2030	155	144,184
Ventura County Public Financing Authority, Series 2020 A, Ref. RB	3.24%	11/01/2043	30	23,220
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.74%	08/01/2038	240	212,637
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.89%	08/01/2044	155	126,152
West Kern Water District, Series 2010, COP	6.72%	06/01/2040	55	60,592
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.35%	08/01/2029	105	98,989
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.46%	08/01/2030	130	120,654
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.61%	08/01/2032	15	13,454
				239,124,400
Colorado-1.23%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	120,350
Aurora (City of), CO (Green Bonds), Series 2021, Ref. RB	1.70%	08/01/2031	60	52,887
Board of Governors of Colorado State University System, Series 2019 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	2.95%	03/01/2039	15	12,377
Colorado (State of), Series 2009 B, COP	6.45%	09/15/2039	115	123,413
Colorado (State of), Series 2010, COP	6.82%	03/15/2028	10	10,391
Colorado (State of), Series 2018, COP	4.05%	09/01/2038	10	9,107
Colorado (State of) Health Facilities Authority (Covenant Living Community), Series 2020, Ref. RB	3.36%	12/01/2030	35	32,818
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,043,739
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.85%	11/01/2049	5	3,807
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	2,025	2,023,274
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,565	1,641,759
Colorado Housing and Finance Authority, Series 2023, RB, (CEP - GNMA)	6.50%	05/01/2049	235	245,238
Colorado Housing and Finance Authority, Series 2024, RB, (CEP - GNMA)	5.50%	11/01/2039	10	10,131
Colorado Housing and Finance Authority, Series 2024, RB, (CEP - GNMA)	6.00%	05/01/2049	50	52,129
Colorado Housing and Finance Authority, Series 2025, RB, (CEP - GNMA)	6.25%	05/01/2055	290	306,102
Colorado Housing and Finance Authority, Series 2026 C-1, Class I, RB, (CEP - GNMA)	6.00%	05/01/2033	100	104,783
Colorado Mesa University, Series 2009 C, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	170	175,860
Colorado Springs (City of), CO, Series 2010 D-4, RB	6.62%	11/15/2040	125	138,624
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	914,559
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.24%	11/15/2030	5	4,569
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,772,919
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,309,226
Denver City & County Housing Authority, Series 2019, RB	3.24%	12/01/2038	15	12,781
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	$485	$500,925
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,315	1,487,117
Denver City & County School District No. 1, Series 2013 B, Ref. COP	4.24%	12/15/2037	1,005	962,961
Metropolitan State University of Denver, Series 2009, RB, (CEP - Colorado Higher Education Intercept Program)	6.24%	12/01/2039	10	10,777
Pueblo (City of), CO (Green Bonds), Series 2009, COP, (INS - AGI)(a)	6.85%	09/15/2039	40	43,829
				13,126,452
Connecticut-1.90%
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.36%	09/15/2034	505	465,397
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.75%	09/15/2044	430	346,406
Bridgeport (City of), CT, Series 2021 B, Ref. GO Bonds	2.48%	07/01/2030	20	18,496
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,840	5,114,711
Connecticut (State of), Series 2010, GO Bonds	5.30%	10/01/2029	335	345,635
Connecticut (State of), Series 2017 A, GO Bonds	3.75%	01/15/2028	10	9,945
Connecticut (State of), Series 2018 A, GO Bonds	3.80%	09/15/2026	25	24,984
Connecticut (State of), Series 2018 A, GO Bonds	3.85%	09/15/2027	30	29,922
Connecticut (State of), Series 2018 A, GO Bonds	3.90%	09/15/2028	35	34,764
Connecticut (State of), Series 2019 A, GO Bonds	3.33%	04/15/2027	15	14,916
Connecticut (State of), Series 2019 A, GO Bonds	3.43%	04/15/2028	860	848,753
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	500	489,759
Connecticut (State of), Series 2020 A, GO Bonds	2.42%	07/01/2027	85	83,582
Connecticut (State of), Series 2020 A, GO Bonds	2.63%	07/01/2029	190	181,131
Connecticut (State of), Series 2020 A, GO Bonds	2.68%	07/01/2030	170	159,675
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	341,529
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	405	385,407
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	490	457,705
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	885	810,374
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	762,954
Connecticut (State of), Series 2022 A, GO Bonds	3.53%	06/15/2026	5	4,999
Connecticut (State of), Series 2022 A, GO Bonds	3.63%	06/15/2027	65	64,759
Connecticut (State of), Series 2022 A, GO Bonds	3.98%	06/15/2029	120	119,048
Connecticut (State of), Series 2022 A, GO Bonds	4.06%	06/15/2030	25	24,769
Connecticut (State of), Series 2022 A, GO Bonds	4.11%	06/15/2031	15	14,807
Connecticut (State of), Series 2023 A, GO Bonds	5.05%	05/15/2027	25	25,246
Connecticut (State of), Series 2023 A, GO Bonds	4.51%	05/15/2028	180	181,080
Connecticut (State of), Series 2023 A, GO Bonds	4.61%	05/15/2029	15	15,147
Connecticut (State of), Series 2023 A, GO Bonds	4.66%	05/15/2030	1,130	1,144,301
Connecticut (State of), Series 2023 A, GO Bonds	4.60%	05/15/2031	30	30,275
Connecticut (State of), Series 2023 A, GO Bonds	4.63%	05/15/2032	70	70,524
Connecticut (State of), Series 2023 A, GO Bonds	4.65%	05/15/2033	25	25,112
Connecticut (State of), Series 2024 A, GO Bonds	5.38%	05/01/2027	10	10,123
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	05/01/2028	20	20,301
Connecticut (State of), Series 2024 A, GO Bonds	4.77%	05/01/2030	80	81,323
Connecticut (State of), Series 2024 A, GO Bonds	4.81%	05/01/2031	45	45,827
Connecticut (State of), Series 2024 A, GO Bonds	4.83%	05/01/2032	95	96,692
Connecticut (State of), Series 2024 A, GO Bonds	4.85%	05/01/2033	20	20,326
Connecticut (State of), Series 2024 A, GO Bonds	4.88%	05/01/2034	140	142,019
Connecticut (State of), Series 2025 A, GO Bonds	5.13%	03/15/2028	270	274,506
Connecticut (State of), Series 2025 A, GO Bonds	4.59%	03/15/2030	250	252,522
Connecticut (State of), Series 2025 A, GO Bonds	4.79%	03/15/2031	20	20,353
Connecticut (State of), Series 2025 A, GO Bonds	5.10%	03/15/2034	120	123,522
Connecticut (State of), Series 2025 A, GO Bonds	5.15%	03/15/2035	100	102,951
Connecticut (State of), Series 2025 B, GO Bonds	4.38%	08/15/2033	5	4,934
Connecticut (State of) Bradley International Airport (Ground Transport Center), Series 2019, RB	4.28%	07/01/2045	310	257,888
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	1,816,677
Connecticut (State of) Housing Finance Authority, Series 2024, Ref. RB	6.14%	11/15/2054	20	20,129
Hamden (Town of), CT, Series 2015, GO Bonds, (INS - BAM)(a)	5.20%	08/15/2044	190	180,288
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	785,269
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	170	158,702
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGI)(a)	3.25%	09/01/2042	$190	$148,843
Norwich (City of), CT, Series 2022, GO Bonds	3.55%	08/01/2041	1,055	884,710
Norwich (City of), CT, Series 2022, GO Bonds	3.64%	08/01/2046	100	77,853
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	40	41,132
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,625	1,748,969
Stratford (Town of), CT, Series 2013, GO Bonds	6.00%	08/15/2038	15	15,971
Waterbury (City of), CT, Series 2009, GO Bonds	7.09%	12/01/2038	75	82,284
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.76%	07/01/2041	225	175,264
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.86%	07/01/2046	50	35,310
				20,270,800
Delaware-0.07%
Delaware (State of), Series 2010, GO Bonds	4.55%	07/01/2029	10	10,052
New Castle (County of), DE, Series 2021 B, Ref. GO Bonds	1.37%	07/15/2027	45	43,753
University of Delaware, Series 2018, RB	4.07%	11/01/2050	770	626,802
University of Delaware, Series 2018, RB	4.22%	11/01/2058	100	80,040
				760,647
District of Columbia-0.79%
District of Columbia, Series 2010, RB	5.00%	12/01/2026	10	10,037
District of Columbia, Series 2020, Ref. RB	3.43%	04/01/2042	195	150,755
District of Columbia, Series 2022 B, RB	3.63%	07/01/2028	140	138,265
District of Columbia, Series 2022 B, RB	3.76%	07/01/2029	270	265,756
District of Columbia, Series 2023 B, Ref. RB	5.15%	05/01/2031	15	15,469
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,300	1,344,912
District of Columbia, Series 2023 B, Ref. RB	5.25%	05/01/2033	70	72,565
District of Columbia, Series 2025, RB	5.75%	04/01/2035	30	31,378
District of Columbia, Series 2025, Ref. RB	7.19%	10/01/2052	1,250	1,283,521
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	1,200	844,264
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,665	1,372,067
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,435	2,840,837
Washington Convention & Sports Authority, Series 2018 B, Ref. RB	4.31%	10/01/2040	120	109,890
				8,479,716
Florida-3.45%
Broward (County of), FL, Series 2019 C, Ref. RB	3.48%	10/01/2043	1,315	1,097,185
Central Florida Tourism Oversight District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	500	400,971
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	08/15/2040	3,750	3,068,457
Florida Development Finance Corp. (Nova Southeastern University), Series 2020, Ref. RB	4.11%	04/01/2050	300	237,295
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	3.22%	02/01/2032	950	863,768
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.30%	01/01/2027	30	29,556
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.60%	01/01/2029	70	65,666
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	3,000	2,388,986
Greater Orlando Aviation Authority, Series 2022 B, RB	2.65%	10/01/2029	55	52,127
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.25%	10/01/2041	55	53,706
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022, Ref. RB	3.86%	10/01/2044	50	41,335
Jacksonville (City of), FL, Series 2020 C, Ref. RB	2.77%	10/01/2041	20	15,384
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	410	430,813
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,175	1,234,356
Miami (City of), FL, Series 2010, COP	7.00%	06/01/2040	260	293,159
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,180	2,201,404
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.56%	10/01/2033	85	79,352
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.66%	10/01/2034	3,175	2,943,757
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.86%	10/01/2041	40	34,103
Miami-Dade (County of), FL, Series 2017 D, Ref. RB	3.73%	10/01/2037	45	40,422
Miami-Dade (County of), FL, Series 2017 D, Ref. RB	3.98%	10/01/2041	25	21,675
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	3.96%	10/01/2030	10	9,840
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.16%	10/01/2033	15	14,563
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.28%	10/01/2041	1,560	1,429,678
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	$1,000	$988,483
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	1,850	1,807,136
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	250	242,145
Miami-Dade (County of), FL, Series 2019 C, Ref. RB(b)	2.50%	10/01/2027	20	19,586
Miami-Dade (County of), FL, Series 2019 C, Ref. RB	3.49%	10/01/2042	835	678,937
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.35%	10/01/2027	10	9,784
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.45%	10/01/2029	15	14,148
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.53%	10/01/2030	10	9,280
Miami-Dade (County of), FL, Series 2019, Ref. RB	2.60%	10/01/2031	55	50,185
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.25%	07/01/2027	150	145,440
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	203,116
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	808,254
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.86%	10/01/2029	10	9,250
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.96%	10/01/2030	80	72,479
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.31%	10/01/2033	10	8,570
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.66%	10/01/2036	20	16,424
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	448,433
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	505	446,388
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	434,810
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	25	20,589
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	404,663
Miami-Dade (County of), FL, Series 2021, Ref. RB	1.47%	10/01/2026	35	34,712
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.04%	10/01/2029	100	92,991
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.14%	10/01/2030	65	59,274
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,090	1,121,007
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.80%	10/01/2050	45	35,001
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGI)(a)	2.54%	10/01/2030	1,990	1,831,864
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,392,329
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	4,097	3,744,234
State Board of Administration Finance Corp., Series 2024 A, RB	5.53%	07/01/2034	20	20,861
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.74%	10/01/2045	1,000	1,011,341
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.82%	10/01/2054	500	500,450
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2020 B, Ref. RB, (INS - BAM)(a)	1.89%	07/01/2029	25	23,272
Tampa Bay (City of), FL Water, Series 2024 C, Ref. RB	3.82%	10/01/2029	55	54,267
				36,807,261
Georgia-1.38%
Atlanta & Fulton County Recreation Authority, Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/15/2046	150	124,029
Atlanta & Fulton County Recreation Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.10%	12/01/2047	70	69,094
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2015, RB	4.50%	01/01/2047	240	221,380
Fulton (County of), GA, Series 2010, GO Bonds	5.15%	07/01/2039	225	225,284
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	746,333
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	2,500	2,004,017
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	67,517
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021, Ref. RB	2.85%	02/15/2046	45	30,728
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	950,213
Georgia (State of), Series 2015 B, GO Bonds	4.15%	02/01/2035	35	34,161
Georgia (State of), Series 2017 B, GO Bonds	3.30%	02/01/2037	55	49,215
Georgia (State of), Series 2018 B, GO Bonds	3.25%	07/01/2027	45	44,707
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	2,155	2,310,006
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,279	1,408,278
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	2,963	3,162,829
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	1,800	1,930,672
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,185	1,299,027
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019, RB	3.99%	07/01/2038	$25	$22,373
Valdosta & Lowndes County Hospital Authority, Series 2019, Ref. RB	3.44%	10/01/2041	50	40,566
				14,740,429
Guam-0.14%
Guam (Territory of) Waterworks Authority, Series 2020 B, Ref. RB	3.70%	07/01/2043	2,000	1,535,295
Hawaii-2.02%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	977,276
Hawaii (State of), Series 2010, GO Bonds	5.51%	02/01/2029	10	10,235
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,005	999,849
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	330	322,920
Hawaii (State of), Series 2020 FZ, GO Bonds	1.40%	08/01/2030	100	89,301
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	225	196,977
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	3,350	2,853,398
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	836,795
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	350	287,020
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	50	40,162
Hawaii (State of), Series 2020 FZ, GO Bonds	2.28%	08/01/2039	50	36,743
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	718,592
Hawaii (State of), Series 2020 GC, GO Bonds	1.52%	10/01/2028	70	65,997
Hawaii (State of), Series 2020 GC, GO Bonds	1.62%	10/01/2029	15	13,819
Hawaii (State of), Series 2020 GC, GO Bonds	1.72%	10/01/2030	80	72,099
Hawaii (State of), Series 2020 GC, GO Bonds	2.63%	10/01/2037	10	8,044
Hawaii (State of), Series 2020 GC, GO Bonds	2.68%	10/01/2038	1,000	786,140
Hawaii (State of), Series 2021 GD, GO Bonds	1.89%	10/01/2029	25	23,243
Hawaii (State of), Series 2021 GD, GO Bonds	2.04%	10/01/2031	120	107,074
Hawaii (State of), Series 2021 GD, GO Bonds	2.42%	10/01/2034	15	12,701
Hawaii (State of), Series 2021 GD, GO Bonds	2.64%	10/01/2036	125	102,987
Hawaii (State of), Series 2021 GD, GO Bonds	2.76%	10/01/2037	1,400	1,141,642
Hawaii (State of), Series 2021 GD, GO Bonds	2.83%	10/01/2039	1,000	783,921
Hawaii (State of), Series 2021 GJ, Ref. GO Bonds	1.71%	08/01/2028	30	28,526
Hawaii (State of), Series 2021 GJ, Ref. GO Bonds	2.22%	08/01/2033	10	8,584
Hawaii (State of), Series 2021, Ref. GO Bonds	1.54%	08/01/2027	10	9,733
Hawaii (State of), Series 2021, Ref. GO Bonds	1.89%	08/01/2029	85	79,328
Hawaii (State of), Series 2021, Ref. GO Bonds	2.04%	08/01/2031	550	492,776
Hawaii (State of), Series 2022 GK, GO Bonds	5.06%	10/01/2029	25	25,680
Hawaii (State of), Series 2022 GK, GO Bonds	5.13%	10/01/2030	10	10,350
Hawaii (State of), Series 2022 GK, GO Bonds	5.15%	10/01/2031	125	129,865
Hawaii (State of), Series 2022 GK, GO Bonds	5.20%	10/01/2032	55	57,142
Hawaii (State of), Series 2023 GM, GO Bonds	5.25%	10/01/2029	100	103,319
Hawaii (State of), Series 2023 GM, GO Bonds	4.77%	10/01/2031	115	117,414
Hawaii (State of), Series 2023 GM, GO Bonds	4.82%	10/01/2032	10	10,182
Hawaii (State of), Series 2023 GM, GO Bonds	4.84%	10/01/2033	40	40,656
Hawaii (State of), Series 2023 GM, GO Bonds	5.07%	10/01/2035	10	10,197
Hawaii (State of), Series 2023 GM, GO Bonds	5.22%	10/01/2036	5	5,120
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	435	442,659
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	810,494
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	505,592
Hawaii (State of), Series 2024 GN, GO Bonds	5.00%	10/01/2030	230	236,875
Hawaii (State of), Series 2024 GN, GO Bonds	5.25%	10/01/2031	35	36,526
Hawaii (State of), Series 2024 GN, GO Bonds	4.63%	10/01/2033	50	50,156
Hawaii (State of), Series 2024 GN, GO Bonds	4.64%	10/01/2034	20	19,962
Hawaii (State of), Series 2024 GN, GO Bonds	4.74%	10/01/2035	55	54,945
Hawaii (State of), Series 2024 GN, GO Bonds	4.82%	10/01/2036	125	124,892
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	486,015
Hawaii (State of), Series 2026 GP, GO Bonds	4.21%	04/01/2031	975	972,115
Hawaii (State of), Series 2026 GQ, GO Bonds	4.36%	10/01/2031	250	250,367
Hawaii (State of), Series 2026 GQ, GO Bonds	4.66%	10/01/2034	715	714,777
Hawaii (State of), Series 2026 GQ, GO Bonds	5.63%	10/01/2037	200	211,614
Hawaii (State of), Series 2026 GQ, GO Bonds	4.95%	10/01/2038	1,250	1,240,726
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of) Airports System, Series 2017 A, RB	3.89%	07/01/2037	$1,535	$1,402,700
Hawaii (State of) Airports System, Series 2019 A, Ref. RB	2.97%	07/01/2039	55	44,553
Hawaii (State of) Airports System, Series 2019 A, Ref. RB	3.14%	07/01/2047	70	49,670
Hawaii (State of) Airports System, Series 2020 B, RB	3.48%	07/01/2050	955	695,655
Hawaii (State of) Airports System, Series 2020 E, Ref. RB	2.13%	07/01/2028	25	23,969
Hawaii (State of) Airports System, Series 2020 E, Ref. RB	2.23%	07/01/2029	100	94,141
Hawaii (State of) Department of Business Economic Development & Tourism (Sustainability Bonds), Series 2014 A-2, RB	3.24%	01/01/2031	34	33,217
Honolulu (City & County of), HI, Series 2019 J, Ref. GO Bonds	2.17%	08/01/2027	85	83,309
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	446,103
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	871,740
				21,518,579
Idaho-0.57%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.02%	03/01/2048	500	455,335
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	1,825	1,788,694
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	210	202,764
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	775	765,263
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	765	734,686
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	530	544,470
Idaho Energy Resources Authority, Series 2017, RB	2.95%	09/01/2028	110	106,900
Idaho Energy Resources Authority, Series 2021, RB	2.86%	09/01/2046	2,005	1,402,842
Idaho State Building Authority, Series 2017, RB(b)(d)	3.87%	09/01/2027	15	14,975
Idaho State Building Authority, Series 2018 A, RB	4.12%	09/01/2039	105	96,082
				6,112,011
Illinois-7.25%
Berwyn (City of), IL, Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	3.84%	12/01/2050	300	228,133
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,077,055
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,536,428
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	235,585
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	483,303
Chicago (City of), IL, Series 2010, RB	6.74%	11/01/2040	360	389,235
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,755,591
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,901	1,988,444
Chicago (City of), IL (O’Hare International Airport), Series 2010, RB	6.40%	01/01/2040	25	27,137
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	3,065	2,642,517
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	1,680	1,442,152
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	500	466,263
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,832,814
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	250	225,284
Chicago (City of), IL Transit Authority, Series 2008 A, RB	6.90%	12/01/2040	403	447,464
Chicago (City of), IL Transit Authority, Series 2008 B, RB	6.90%	12/01/2040	131	145,803
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,222	1,281,650
Cook (County of), IL, Series 2009, GO Bonds	6.31%	11/15/2031	390	408,738
Cook (County of), IL, Series 2009, GO Bonds	6.36%	11/15/2033	60	63,479
Cook (County of), IL, Series 2010, GO Bonds	6.23%	11/15/2034	40	42,185
Cook (County of), IL, Series 2011 C, GO Bonds	6.21%	11/15/2033	55	57,477
Cook County School District No. 170, Series 2017 C, Ref. GO Bonds, (INS - AGI)(a)	4.65%	06/01/2042	10	8,977
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	495	503,451
Du Page County School District No. 15 Marquardt, Series 2016 B, Ref. GO Bonds	4.66%	12/15/2041	5	4,622
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	15,536	15,734,597
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	8,400	9,083,025
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,868,136
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	2,035	2,139,986
Illinois (State of), Series 2010, GO Bonds	7.10%	07/01/2035	395	422,109
Illinois (State of), Series 2010, GO Bonds	7.35%	07/01/2035	1,018	1,097,924
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	827	874,162
Illinois (State of), Series 2012 B, GO Bonds	5.75%	01/01/2037	125	128,824
Illinois (State of), Series 2012, RB	4.08%	06/15/2036	10	9,548
Illinois (State of), Series 2013 B, GO Bonds	5.52%	04/01/2038	480	486,600
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2013, GO Bonds	5.65%	12/01/2038	$1,246	$1,276,872
Illinois (State of), Series 2013, RB	3.75%	06/15/2032	10	9,573
Illinois (State of), Series 2014, RB	4.62%	06/15/2038	156	153,606
Illinois (State of), Series 2019 A, GO Bonds	6.00%	04/01/2038	45	45,827
Illinois (State of), Series 2022 A, GO Bonds	5.92%	10/01/2028	45	46,381
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	1,000	1,009,159
Illinois (State of), Series 2023 A, GO Bonds	5.25%	12/01/2028	110	112,247
Illinois (State of), Series 2024 A, GO Bonds	4.09%	10/01/2028	25	24,765
Illinois (State of), Series 2024 A, GO Bonds	5.20%	05/01/2029	20	20,427
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2030	120	123,342
Illinois (State of), Series 2024 A, GO Bonds	4.28%	10/01/2030	100	98,520
Illinois (State of), Series 2024 A, GO Bonds	5.28%	05/01/2031	105	108,255
Illinois (State of), Series 2024 A, GO Bonds	4.33%	10/01/2031	80	78,425
Illinois (State of), Series 2024 A, GO Bonds	5.31%	05/01/2032	70	72,345
Illinois (State of), Series 2024 A, GO Bonds	4.48%	10/01/2032	50	49,035
Illinois (State of), Series 2024 A, GO Bonds	5.36%	05/01/2033	70	72,519
Illinois (State of), Series 2024 A, GO Bonds	4.54%	10/01/2033	40	39,061
Illinois (State of), Series 2025 A, GO Bonds	4.00%	09/01/2028	95	93,968
Illinois (State of), Series 2025 A, GO Bonds	4.12%	09/01/2029	80	78,895
Illinois (State of), Series 2025 A, GO Bonds	4.22%	09/01/2030	160	157,353
Illinois (State of), Series 2025 A, GO Bonds	4.40%	09/01/2031	20	19,682
Illinois (State of), Series 2025 A, GO Bonds	4.55%	09/01/2032	55	54,177
Illinois (State of), Series 2025 A, GO Bonds	4.74%	09/01/2033	75	74,192
Illinois (State of), Series 2025 A, GO Bonds	4.84%	09/01/2034	110	108,776
Illinois (State of), Series 2025 A, GO Bonds	4.89%	09/01/2035	85	83,739
Illinois (State of), Series 2026 A, GO Bonds	5.08%	04/01/2035	5	5,008
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	803,343
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	3,480	2,800,424
Illinois (State of) Housing Development Authority, Series 2024 B, RB, (CEP - GNMA)	5.09%	04/01/2030	55	55,323
Illinois (State of) Housing Development Authority, Series 2024 F, RB, (CEP - GNMA)	5.90%	10/01/2046	225	225,654
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	980	989,775
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, RB	4.11%	12/15/2027	10	9,925
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	280	293,777
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	516,766
Illinois (State of) Toll Highway Authority, Series 2009, RB	6.18%	01/01/2034	51	53,834
Illinois (State of) Toll Highway Authority, Series 2009, RB	5.85%	12/01/2034	90	93,543
Illinois Municipal Electric Agency, Series 2010, RB	7.29%	02/01/2035	70	75,009
Kane County School District No. 129 West Aurora, Series 2016, GO Bonds	4.25%	02/01/2036	15	14,434
Metropolitan Water Reclamation District of Greater Chicago, Series 2009, GO Bonds	5.72%	12/01/2038	2,820	2,885,263
Northern Illinois Municipal Power Agency, Series 2009, RB	6.86%	01/01/2039	190	202,252
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	105	110,598
Northern Illinois Municipal Power Agency, Series 2010, RB	7.82%	01/01/2040	130	149,387
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	1,000	849,818
Sales Tax Securitization Corp., Series 2018 B, Ref. RB	3.82%	01/01/2048	1,500	1,193,967
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.64%	01/01/2040	810	782,894
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	227,492
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.86%	01/01/2031	55	50,898
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	1,500	1,367,895
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	3.11%	01/01/2035	75	65,259
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	5,000	3,954,115
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	1,095	895,856
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.63%	01/01/2028	35	35,130
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.85%	01/01/2031	15	15,100
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	502,285
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.53%	01/01/2028	5	5,011
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.58%	01/01/2029	40	40,044
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	5.23%	01/01/2039	50	49,696
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	$1,420	$1,395,689
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2010, RB	6.50%	01/01/2036	25	26,558
Will (County of), IL, Series 2010, GO Bonds	5.61%	11/15/2030	10	10,256
Will (County of), IL, Series 2020, Ref. GO Bonds	2.90%	11/15/2040	500	394,750
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(c)	0.00%	11/01/2027	10	9,418
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(c)	0.00%	11/01/2028	60	53,962
				77,360,247
Indiana-0.47%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	650	708,976
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	20	16,438
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	1,500	1,078,588
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	283,331
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	989,226
Indiana (State of) Municipal Power Agency, Series 2010, RB	5.59%	01/01/2042	55	53,660
Indiana Finance Authority, Series 2019, RB	3.63%	03/01/2039	1,450	1,278,761
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	624,214
				5,033,194
Iowa-0.19%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGI)(a)	6.22%	05/01/2043	2,000	2,023,990
Kansas-0.46%
Kansas (State of) Development Finance Authority, Series 2004, RB, (INS - AGI)(a)	5.50%	05/01/2034	250	258,803
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.39%	04/15/2030	10	10,024
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,500	1,490,147
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,960	1,889,941
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,034,978
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.66%	09/01/2027	25	24,286
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.86%	09/01/2028	40	37,977
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.96%	09/01/2029	50	46,472
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	2.06%	09/01/2030	50	45,543
Wyandotte County Unified School District No 500, Series 2020 B, Ref. GO Bonds	3.00%	09/01/2040	30	23,685
				4,861,856
Kentucky-0.47%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	886,515
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2049	2,000	1,311,687
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.22%	07/01/2053	1,950	1,234,238
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	151,722
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 B, RB, (INS - AGI)(a)	4.76%	05/15/2042	285	255,924
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2009, RB	5.98%	05/15/2040	20	21,132
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2010, RB	6.25%	05/15/2043	1,000	1,040,555
Northern Kentucky University, Series 2021 A, RB, (INS - BAM)(a)	3.43%	09/01/2050	90	65,278
				4,967,051
Louisiana-1.87%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,315,966
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.80%	06/01/2031	15	13,292
Louisiana (State of), Series 2021 A, Ref. RB	1.17%	06/15/2027	5	4,858
Louisiana (State of), Series 2021 A, Ref. RB	1.32%	06/15/2028	10	9,440
Louisiana (State of), Series 2021 A, Ref. RB	1.54%	06/15/2029	30	27,686
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.17%	06/01/2040	$1,450	$1,149,642
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.25%	06/01/2044	1,000	734,138
Louisiana (State of) Gasoline & Fuels, Series 2020 A-2, Ref. RB	1.50%	05/01/2028	20	19,017
Louisiana (State of) Gasoline & Fuels, Series 2020 A-2, Ref. RB	1.60%	05/01/2029	50	46,374
Louisiana (State of) Gasoline & Fuels, Series 2020 B-1, Ref. RB	2.83%	05/01/2043	5	3,619
Louisiana (State of) Gasoline & Fuels, Series 2022 A, Ref. RB	2.95%	05/01/2041	500	388,455
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	956	966,104
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.28%	02/01/2036	510	500,501
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	4,845	4,675,676
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,280	1,308,416
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	2.28%	06/01/2030	530	490,556
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	76,159
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	3.62%	02/01/2029	81	81,199
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	4.15%	02/01/2033	2,430	2,415,558
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, RB	5.08%	06/01/2031	35	35,691
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, RB	5.20%	12/01/2039	2,425	2,474,181
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	840,266
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.84%	06/01/2041	1,400	1,061,051
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.89%	12/01/2041	1,500	1,128,638
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.94%	06/01/2045	170	118,025
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.99%	12/01/2045	150	103,531
				19,988,039
Maine-0.07%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2043	1,000	768,704
Maryland-1.42%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	2.81%	07/01/2040	270	210,316
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	971,758
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	565	535,195
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	103,522
Baltimore (County of), MD, Series 2012, GO Bonds	3.57%	08/01/2032	550	531,975
Baltimore (County of), MD, Series 2012, GO Bonds	3.74%	08/01/2042	50	43,402
Maryland (State of), Series 2020 C, Ref. GO Bonds	1.09%	08/01/2027	150	145,076
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	968,267
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	448,236
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Issue), Series 2017 E, RB	4.17%	07/01/2048	5	4,028
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	980,364
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020 D, Ref. RB	3.20%	07/01/2050	190	129,190
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020, Ref. RB	3.05%	07/01/2040	1,590	1,236,881
Maryland (State of) Stadium Authority, Series 2020 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	2.81%	05/01/2040	260	204,811
Maryland (State of) Stadium Authority, Series 2025, RB	4.07%	06/15/2029	10	9,926
Maryland (State of) Stadium Authority, Series 2025, RB	4.17%	06/15/2030	10	9,921
Maryland (State of) Stadium Authority, Series 2025, RB	5.50%	06/15/2045	230	232,108
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority (Baseball Stadium), Series 2025, RB	4.83%	06/15/2035	$100	$100,052
Maryland (State of) Transportation Authority, Series 2002, RB, (INS - NATL)(a)	6.65%	07/01/2032	50	52,814
Maryland Community Development Administration (Social Bonds), Series 2016 A, Ref. RB	3.46%	09/01/2031	180	174,970
Maryland Community Development Administration (Social Bonds), Series 2016 A, Ref. RB	3.80%	03/01/2039	120	109,980
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	1,001,990
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	488,033
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,038,139
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,021,422
Maryland Economic Development Corp., Series 2024, RB	4.79%	11/30/2029	390	392,816
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	1,936,365
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	1,000,642
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	410	353,414
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.25%	11/01/2028	35	32,740
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.45%	11/01/2030	695	618,585
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.55%	11/01/2031	5	4,343
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.65%	11/01/2032	70	59,379
University System of Maryland, Series 2021 B, Ref. RB	1.34%	04/01/2029	50	46,213
				15,196,873
Massachusetts-3.48%
Brockton (City of), MA, Series 2021, GO Bonds	2.13%	11/01/2028	25	23,750
Brockton (City of), MA, Series 2021, GO Bonds	2.31%	11/01/2029	100	93,471
Brockton (City of), MA, Series 2021, GO Bonds	2.41%	11/01/2030	25	22,970
Brockton (City of), MA, Series 2021, GO Bonds	2.56%	11/01/2031	855	774,311
Brockton (City of), MA, Series 2021, GO Bonds	2.71%	11/01/2032	15	13,412
Brockton (City of), MA, Series 2021, GO Bonds	2.96%	11/01/2034	15	13,095
Brockton (City of), MA, Series 2021, GO Bonds	3.04%	11/01/2035	1,070	921,468
Massachusetts (Commonwealth of), Series 2009, GO Bonds	5.46%	12/01/2039	2,500	2,539,195
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	6,115	6,165,561
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	905	895,699
Massachusetts (Commonwealth of), Series 2010, RB	5.63%	06/01/2030	1,000	1,017,560
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.66%	09/01/2039	1,497	1,265,746
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	900	668,444
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	1.93%	07/01/2034	175	144,365
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	1,500	1,442,867
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	1,500	1,407,086
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,900	1,589,771
Massachusetts (Commonwealth of), Series 2022 A, RB	3.88%	01/15/2031	1,400	1,377,104
Massachusetts (Commonwealth of), Series 2022 B, RB	4.11%	07/15/2031	12	12,049
Massachusetts (Commonwealth of), Series 2022, RB	3.77%	07/15/2029	760	751,954
Massachusetts (Commonwealth of), Series 2024 F, GO Bonds	4.00%	08/01/2028	200	199,695
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2022 A, Ref. RB	4.50%	07/01/2030	50	49,870
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2023 A, RB	5.95%	07/01/2044	35	35,780
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2024 A, Ref. RB	6.07%	07/01/2033	100	103,325
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,515	1,197,223
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	655	668,303
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	2,500	2,564,082
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music Issue), Series 2020, Ref. RB	3.09%	10/01/2049	85	56,792
Massachusetts (Commonwealth of) Development Finance Agency (Middlesex Sustainable Energy Partners), Series 2026, RB	6.75%	10/01/2030	1,390	1,411,210
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGI)(a)	3.52%	10/01/2046	65	45,633
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2010, RB	6.43%	10/01/2035	5	5,331
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	$500	$504,396
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	748,050
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	815	829,209
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2024 240, RB	5.99%	12/01/2044	15	15,142
Massachusetts (Commonwealth of) Port Authority, Series 2011 B, RB	6.35%	07/01/2037	15	16,316
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	378,102
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	344,759
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,655	1,705,822
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	2.44%	10/15/2027	50	48,857
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB(b)	2.95%	05/15/2043	20	15,283
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2021, Ref. RB	2.39%	08/01/2033	420	363,866
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2021, Ref. RB	2.49%	08/01/2034	25	21,307
Quincy (City of), MA, Series 2021, GO Bonds	1.94%	12/15/2028	85	80,328
Quincy (City of), MA, Series 2021, GO Bonds	2.09%	12/15/2029	1,165	1,081,135
Quincy (City of), MA, Series 2021, GO Bonds	2.19%	12/15/2030	30	27,326
Quincy (City of), MA, Series 2021, GO Bonds	2.29%	12/15/2031	10	8,947
Quincy (City of), MA, Series 2021, GO Bonds	2.54%	12/15/2033	10	8,674
Quincy (City of), MA, Series 2021, GO Bonds	2.69%	12/15/2034	5	4,289
Quincy (City of), MA, Series 2021, GO Bonds	2.79%	12/15/2035	100	84,640
Quincy (City of), MA, Series 2021, GO Bonds	2.89%	12/15/2036	130	108,751
Trustees of Boston College, Series 2013, RB	5.09%	07/01/2043	175	172,422
University of Massachusetts Building Authority, Series 2020, Ref. RB	1.78%	11/01/2029	60	55,282
University of Massachusetts Building Authority, Series 2020-2, RB	3.54%	11/01/2050	50	36,765
University of Massachusetts Building Authority, Series 2020-3, Ref. RB	3.43%	11/01/2040	15	12,587
University of Massachusetts Building Authority, Series 2020-3, Ref. RB	3.50%	11/01/2044	500	390,974
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,000	2,467,406
University of Massachusetts Building Authority, Series 2022, RB	4.31%	11/01/2045	90	78,825
Worcester (City of), MA, Series 1998, GO Bonds, (INS - AGI)(a)	6.25%	01/01/2028	5	5,118
				37,091,700
Michigan-2.20%
Chippewa Valley Schools, Series 2019, Ref. GO Bonds	2.29%	05/01/2028	50	48,325
Chippewa Valley Schools, Series 2019, Ref. GO Bonds	2.34%	05/01/2029	10	9,491
Detroit City School District, Series 2009, GO Bonds	7.75%	05/01/2039	65	74,720
Detroit City School District, Series 2010, GO Bonds	6.65%	05/01/2029	5	5,286
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,400	1,371,650
Kalamazoo (City of), MI, Series 2015, GO Bonds	4.67%	12/01/2044	145	131,385
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	1,410	1,297,669
Michigan (State of) Finance Authority, Series 2010, RB	8.37%	11/01/2035	75	86,197
Michigan (State of) Finance Authority, Series 2016 C-1, Ref. RB	3.26%	11/01/2031	125	120,238
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,689,151
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	483,007
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	920,026
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.83%	12/01/2028	5	4,845
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.88%	12/01/2029	15	14,359
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.95%	12/01/2030	40	37,849
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,460	1,311,918
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.38%	12/01/2040	230	190,634
Michigan (State of) Housing Development Authority (Social Bonds), Series 2024 B, RB	5.87%	06/01/2050	160	161,098
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	496,630
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	484,837
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	515	477,723
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,015	924,451
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	$1,040	$789,691
Michigan State University, Series 2019 A, Ref. RB	4.50%	08/15/2048	370	335,252
Michigan State University, Series 2022 A, RB	4.17%	08/15/2122	2,795	1,975,611
Michigan State University (Taxable Build America Bonds), Series 2010, RB	6.17%	02/15/2050	970	990,864
Royal Oak (City of), MI, Series 2017 A, GO Bonds	4.52%	10/01/2037	35	33,909
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	245	248,149
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,080	984,654
University of Michigan, Series 2020 B, RB	2.44%	04/01/2040	1,710	1,291,694
University of Michigan, Series 2020 B, RB	2.56%	04/01/2050	37	22,826
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,720	1,251,903
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	4,405	3,427,553
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	810,725
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,243	904,718
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.88%	11/15/2043	100	74,986
				23,484,024
Minnesota-0.37%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	895	906,880
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	980	984,641
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 P, RB, (CEP - GNMA)	5.85%	07/01/2048	40	40,205
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	2,510	2,005,452
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	40	30,101
				3,967,279
Mississippi-0.66%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	388,566
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	1,735	1,775,914
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	1,975	2,015,079
Mississippi (State of), Series 2011 C, GO Bonds	4.05%	10/01/2027	10	10,007
Mississippi (State of), Series 2015 D, Ref. GO Bonds	3.73%	10/01/2032	15	14,529
Mississippi (State of), Series 2018 B, GO Bonds	3.90%	11/01/2028	20	19,928
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	500	480,287
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.38%	11/01/2029	5	4,568
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.48%	11/01/2030	210	187,336
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	436,749
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	800	683,256
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,000	834,043
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.67%	10/01/2027	55	53,417
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.89%	10/01/2029	20	18,627
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.99%	10/01/2030	170	155,383
Mississippi (State of), Series 2021 E, Ref. GO Bonds	2.12%	10/01/2031	20	17,970
				7,095,659
Missouri-0.83%
Curators of the University of Missouri (The), Series 2009, RB	5.96%	11/01/2039	685	710,612
Curators of the University of Missouri (The), Series 2010, RB	5.79%	11/01/2041	35	35,339
Curators of the University of Missouri (The), Series 2013 B, RB	4.87%	11/01/2043	1,000	964,775
Curators of the University of Missouri (The), Series 2014 B, RB	4.24%	11/01/2054	500	407,907
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	320	311,250
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.75%	11/01/2050	50	31,709
Missouri (State of) Health & Educational Facilities Authority, Series 2012 A, RB	3.54%	02/15/2033	510	476,982
Missouri (State of) Health & Educational Facilities Authority, Series 2014 A, RB	4.07%	10/15/2044	5	4,139
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.47%	01/15/2036	1,150	1,023,307
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.65%	01/15/2046	80	62,679
Missouri (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	3.09%	09/15/2051	285	191,347
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	175	139,740
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2012 A, RB	3.69%	02/15/2047	55	42,108
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,440	1,026,576
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	$2,660	$1,853,980
Missouri (State of) Highway & Transportation Commission (Build America Bonds), Series 2009, RB	5.63%	05/01/2029	95	97,624
Missouri (State of) Highway & Transportation Commission (Build America Bonds), Series 2009, RB	5.45%	05/01/2033	915	934,695
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	377,837
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009, RB	7.73%	01/01/2039	45	52,814
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	10	10,715
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010, RB	7.90%	01/01/2042	55	64,470
St. Louis Municipal Finance Corp., Series 2007, Ref. RB, (INS - AGI)(a)	6.50%	06/01/2037	5	5,377
				8,825,982
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	270	182,705
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	252,247
Montana State Board of Regents, Series 2019, Ref. RB	3.23%	11/15/2049	25	17,589
				452,541
Nebraska-0.39%
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.47%	09/01/2029	1,050	962,303
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.50%	09/01/2030	15	13,379
Lincoln County Hospital Authority No 1, Series 2020, Ref. RB	3.17%	11/01/2035	20	17,734
Nebraska Investment Finance Authority, Series 2026 B, RB, (CEP - GNMA)	4.18%	09/01/2034	100	99,489
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,494,201
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2009, RB	7.24%	01/01/2041	585	642,304
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.19%	10/01/2039	10	8,394
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,230	877,899
West Haymarket Joint Public Agency, Series 2010, GO Bonds	4.35%	12/15/2029	5	4,991
West Haymarket Joint Public Agency, Series 2010, GO Bonds	4.75%	12/15/2035	10	9,930
West Haymarket Joint Public Agency, Series 2010, GO Bonds	5.80%	12/15/2035	25	26,122
West Haymarket Joint Public Agency, Series 2010, GO Bonds	6.00%	12/15/2039	5	5,287
				4,162,033
Nevada-0.30%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	115	119,320
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	705	772,760
Clark (County of), NV, Series 2020 A, Ref. GO Bonds	2.70%	11/01/2036	5	4,154
Washoe (County of), NV, Series 2010, RB	7.88%	02/01/2040	5	6,304
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	2,000	2,279,895
				3,182,433
New Hampshire-0.55%
Nashua (City of), NH, Series 2012, GO Bonds	4.23%	01/15/2032	5	4,975
New Hampshire (State of) Business Finance Authority, Series 2020, Ref. RB	1.77%	02/01/2030	40	36,563
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	884,839
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	1,800	1,215,716
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,126,690
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.), Series 2020, Ref. RB	4.02%	09/01/2055	10	7,465
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,860	1,314,646
New Hampshire (State of) Business Finance Authority (VA Kernersville Health Care Center), Series 2020, Ref. RB	2.87%	07/01/2035	5	3,601
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	250	261,248
				5,855,743
New Jersey-2.97%
Atlantic City (City of), NJ, Series 2015 A, Ref. GO Bonds	7.50%	03/01/2040	35	39,836
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	65	65,703
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2010, RB	7.08%	02/15/2040	55	61,642
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
Essex (County of), NJ, Series 2003, Ref. GO Bonds, (INS - NATL)(a)	4.95%	04/01/2033	$110	$112,175
New Jersey (State of), Series 2020 A, GO Bonds	2.30%	06/01/2027	35	34,446
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	5,162	5,381,181
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.71%	06/15/2030	50	52,237
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.76%	06/15/2031	130	136,829
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	3.47%	06/15/2027	20	19,875
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.19%	03/01/2030	5	5,082
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.30%	03/01/2032	50	51,043
New Jersey (State of) Educational Facilities Authority, Series 2016 G, Ref. RB	3.64%	07/01/2034	20	18,347
New Jersey (State of) Educational Facilities Authority, Series 2020, Ref. RB, (INS - AGI)(a)	3.51%	07/01/2042	10	8,082
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGI)(a)	4.43%	07/01/2051	2,000	1,639,398
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGI)(a)	3.96%	07/01/2048	225	173,377
New Jersey (State of) Health Care Facilities Financing Authority (Hunterdon Medical Center), Series 2020, RB	3.51%	07/01/2050	60	42,109
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2015 E, Ref. RB	4.47%	11/01/2037	20	19,175
New Jersey (State of) Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	807,731
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	2,245	2,469,542
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.08%	06/15/2039	10	9,032
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB	4.61%	06/15/2026	15	15,002
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	5,850,075
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	6,050	6,889,488
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	200	191,920
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	1,015	908,846
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	60	46,594
North Hudson Sewerage Authority, Series 2019, Ref. RB, (INS - AGI)(a)	3.80%	06/01/2044	90	73,845
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	410	430,769
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	525,782
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	405	409,500
Rutgers The State University of New Jersey, Series 2010, RB	5.67%	05/01/2040	750	764,124
Rutgers The State University of New Jersey, Series 2013 K, Ref. RB	4.71%	05/01/2033	140	139,822
Rutgers The State University of New Jersey, Series 2018 O, RB	4.15%	05/01/2048	15	12,128
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,720	1,122,629
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	2.69%	05/01/2029	25	23,828
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,565	2,066,887
South Jersey Port Corp., Series 2009, RB	7.07%	01/01/2029	15	15,577
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	850	966,955
South Jersey Transportation Authority, Series 2009, RB	7.00%	11/01/2038	95	103,260
				31,703,873
New Mexico-0.02%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	195	166,707
New York-14.28%
Empire State Development Corp., Series 2019 B, Ref. RB	2.97%	03/15/2034	25	22,304
Empire State Development Corp., Series 2020, RB	2.23%	03/15/2033	15	12,979
Erie County Medical Center Corp., Series 2004, RB, (INS - AGI)(a)	5.70%	11/01/2033	40	41,382
Long Island (City of), NY Power Authority, Series 2010, RB	5.85%	05/01/2041	45	46,485
Madison County Capital Resource Corp., Series 2019, Ref. RB	3.27%	07/01/2039	700	578,381
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,180	2,517,560
Metropolitan Transportation Authority, Series 2010, RB	6.73%	11/15/2030	5	5,305
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	780	836,583
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,330	1,436,631
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,100,016
Metropolitan Transportation Authority, Series 2010, RB	6.81%	11/15/2040	1,630	1,794,540
Metropolitan Transportation Authority, Series 2020, RB	5.18%	11/15/2049	35	32,381
Monroe County Industrial Development Corp. (University of Rochester), Series 2023, RB	5.13%	07/01/2033	230	234,731
Nassau (County of), NY Interim Finance Authority, Series 2021 B, Ref. RB	1.28%	11/15/2028	170	158,542
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,485	5,040,028
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	$1,205	$998,300
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	1,904,353
New York & New Jersey (States of) Port Authority, Series 2009, RB	6.04%	12/01/2029	950	1,004,755
New York & New Jersey (States of) Port Authority, Series 2010, RB	5.65%	11/01/2040	215	224,943
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.43%	10/15/2034	410	401,200
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.96%	08/01/2046	500	473,527
New York & New Jersey (States of) Port Authority, Series 2015, RB	4.82%	06/01/2045	1,785	1,652,993
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	4,200	3,004,685
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,190	1,373,014
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	1,015	822,808
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	4,810	4,501,063
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	1,510	966,801
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,920	2,031,779
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	450	451,886
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	855	884,370
New York (City of), NY, Series 2010, GO Bonds	5.52%	10/01/2037	2,055	2,066,314
New York (City of), NY, Series 2015 J-12, GO Bonds	3.60%	08/01/2028	90	88,647
New York (City of), NY, Series 2016 A-3, GO Bonds	2.52%	08/01/2027	100	98,218
New York (City of), NY, Series 2017 B-3, GO Bonds	3.05%	10/01/2029	10	9,576
New York (City of), NY, Series 2018 E-3, GO Bonds	3.75%	03/01/2030	1,005	979,751
New York (City of), NY, Series 2018 F-2, GO Bonds	3.46%	04/01/2028	100	98,558
New York (City of), NY, Series 2019 B-2, GO Bonds	2.33%	10/01/2029	5	4,678
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.36%	08/01/2031	125	112,254
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.41%	08/01/2032	70	61,461
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.46%	08/01/2033	195	167,492
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.53%	08/01/2035	180	147,205
New York (City of), NY, Series 2020 D-2, GO Bonds(b)	1.75%	03/01/2030	180	164,430
New York (City of), NY, Series 2020 D-3, GO Bonds	1.97%	03/01/2031	50	44,520
New York (City of), NY, Series 2020 D-3, GO Bonds	2.05%	03/01/2032	145	126,006
New York (City of), NY, Series 2020 D-3, GO Bonds	2.17%	03/01/2034	125	103,131
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	748,543
New York (City of), NY, Series 2021, GO Bonds	1.62%	08/01/2028	40	37,781
New York (City of), NY, Series 2021, Ref. GO Bonds	1.72%	08/01/2029	60	55,262
New York (City of), NY, Series 2021, Ref. GO Bonds	1.82%	08/01/2030	100	89,888
New York (City of), NY, Series 2021, Ref. GO Bonds	1.92%	08/01/2031	35	30,735
New York (City of), NY, Series 2024 C-2, GO Bonds	4.61%	09/01/2037	711	680,748
New York (City of), NY, Series 2024 D-2, GO Bonds	4.38%	10/01/2029	70	69,886
New York (City of), NY, Series 2024 D-2, GO Bonds	4.72%	10/01/2032	10	9,995
New York (City of), NY, Series 2024 D-2, GO Bonds	4.77%	10/01/2034	920	908,477
New York (City of), NY, Series 2024 D-2, GO Bonds	4.84%	10/01/2035	20	19,690
New York (City of), NY, Series 2024 D-2, GO Bonds	4.92%	10/01/2036	150	147,523
New York (City of), NY, Series 2024 D-2, GO Bonds	5.26%	10/01/2044	1,800	1,745,950
New York (City of), NY, Series 2025 E-1, GO Bonds	3.94%	10/01/2029	35	34,475
New York (City of), NY, Series 2025 E-1, GO Bonds	4.23%	10/01/2031	45	44,187
New York (City of), NY, Series 2025 E-1, GO Bonds	4.39%	10/01/2032	25	24,543
New York (City of), NY, Series 2025 E-1, GO Bonds	4.54%	10/01/2033	15	14,735
New York (City of), NY, Series 2025 E-1, GO Bonds	5.56%	10/01/2045	1,090	1,082,122
New York (City of), NY, Series 2025 E-1, GO Bonds	5.37%	10/01/2051	1,600	1,523,455
New York (City of), NY, Series 2025 E-2, GO Bonds	5.39%	10/01/2055	2,055	1,962,627
New York (City of), NY, Series 2025 H, GO Bonds	5.07%	02/01/2031	575	587,313
New York (City of), NY, Series 2025 H, GO Bonds	5.33%	02/01/2033	10	10,318
New York (City of), NY, Series 2025 H, GO Bonds	5.40%	02/01/2034	40	41,253
New York (City of), NY, Series 2025 H, GO Bonds	5.44%	02/01/2035	1,920	1,979,708
New York (City of), NY, Series 2025 H, GO Bonds	5.68%	02/01/2037	45	46,550
New York (City of), NY, Series 2025 H, GO Bonds	5.75%	02/01/2038	390	402,665
New York (City of), NY, Series 2025 H, GO Bonds	5.85%	02/01/2039	25	25,809
New York (City of), NY, Series 2025 H, GO Bonds	6.29%	02/01/2045	1,890	1,980,973
New York (City of), NY, Series 2025 H, GO Bonds	6.39%	02/01/2055	2,165	2,266,437
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2015 F-3, GO Bonds	3.75%	06/01/2028	$250	$247,289
New York (City of), NY, Subseries 2015 F-3, GO Bonds	3.85%	06/01/2029	10	9,843
New York (City of), NY, Subseries 2015 F-3, GO Bonds	4.13%	06/01/2032	110	106,771
New York (City of), NY, Subseries 2018 A, GO Bonds	2.73%	08/01/2029	75	71,285
New York (City of), NY, Subseries 2018 D-3, GO Bonds	3.90%	12/01/2029	10	9,827
New York (City of), NY, Subseries 2018 D-3, GO Bonds	4.00%	12/01/2032	65	62,332
New York (City of), NY, Subseries 2018 F-3, GO Bonds	3.62%	04/01/2031	75	71,940
New York (City of), NY, Subseries 2019 A, GO Bonds	2.49%	08/01/2027	25	24,546
New York (City of), NY, Subseries 2019 A, GO Bonds	2.80%	08/01/2030	15	14,034
New York (City of), NY, Subseries 2019 A, GO Bonds	2.85%	08/01/2031	920	846,704
New York (City of), NY, Subseries 2019 A, GO Bonds	2.90%	08/01/2032	195	176,275
New York (City of), NY, Subseries 2019 A, GO Bonds	3.00%	08/01/2034	65	56,576
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	6,000	5,790,754
New York (City of), NY, Subseries 2022 A-2, GO Bonds	4.15%	09/01/2032	135	130,875
New York (City of), NY, Subseries 2026 F-2, GO Bonds	4.32%	08/01/2028	450	449,902
New York (City of), NY, Subseries 2026 H-1, GO Bonds	4.60%	02/01/2032	1,270	1,265,859
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.28%	02/01/2038	150	150,146
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.38%	02/01/2039	260	260,068
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.48%	02/01/2040	300	300,725
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.65%	02/01/2046	1,150	1,150,479
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.80%	02/01/2052	2,750	2,764,477
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,449,138
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	1,005	1,010,526
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,387,526
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,373,175
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.68%	03/01/2033	2,005	1,751,485
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.73%	03/01/2034	2,595	2,221,769
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.78%	03/01/2035	3,000	2,517,512
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	2,050	2,032,084
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.95%	06/15/2042	185	187,316
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	6.01%	06/15/2042	5	5,103
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.44%	06/15/2043	30	28,642
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.88%	06/15/2044	1,500	1,494,691
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	3,000	3,028,739
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,435	3,756,087
New York (City of), NY Transitional Finance Authority, Series 2011, RB	5.00%	07/15/2030	25	25,466
New York (City of), NY Transitional Finance Authority, Series 2011, RB	4.20%	11/01/2030	5	4,939
New York (City of), NY Transitional Finance Authority, Series 2012 E, RB	4.15%	02/01/2034	5	4,796
New York (City of), NY Transitional Finance Authority, Series 2013, RB	3.90%	11/01/2026	20	19,995
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.10%	11/01/2027	50	49,927
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.20%	11/01/2028	130	129,502
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.35%	11/01/2029	10	9,976
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.60%	11/01/2032	30	29,768
New York (City of), NY Transitional Finance Authority, Series 2015 A-3, RB	3.45%	08/01/2026	65	64,942
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	02/01/2028	20	19,676
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.92%	02/01/2027	50	49,628
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.97%	02/01/2028	15	14,690
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.18%	08/01/2028	75	73,198
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.43%	08/01/2030	150	144,112
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.58%	08/01/2032	155	146,175
New York (City of), NY Transitional Finance Authority, Series 2017 F-2, RB	3.05%	05/01/2027	45	44,576
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.33%	02/01/2028	55	54,179
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.43%	02/01/2029	90	87,860
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.75%	05/01/2028	25	24,738
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.85%	05/01/2030	125	122,315
New York (City of), NY Transitional Finance Authority, Series 2018 C-4, RB	3.70%	05/01/2027	55	54,799
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.80%	05/01/2029	100	98,376
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.90%	05/01/2031	$85	$82,637
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.43%	08/01/2026	20	19,981
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.55%	08/01/2028	25	24,589
New York (City of), NY Transitional Finance Authority, Series 2018, RB(b)	3.66%	08/01/2028	5	4,924
New York (City of), NY Transitional Finance Authority, Series 2018, RB(b)	3.80%	08/01/2029	30	29,381
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.78%	08/01/2030	70	68,174
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.88%	08/01/2031	20	19,380
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.90%	08/01/2031	25	24,248
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.95%	08/01/2032	1,275	1,227,443
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.96%	08/01/2032	45	43,345
New York (City of), NY Transitional Finance Authority, Series 2018, RB	4.00%	08/01/2033	1,290	1,232,509
New York (City of), NY Transitional Finance Authority, Series 2018, Ref. RB	3.50%	08/01/2027	30	29,780
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.63%	05/01/2030	300	280,484
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB(b)	2.69%	05/01/2033	15	13,201
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.69%	05/01/2033	105	92,555
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB(b)	2.31%	11/01/2026	15	14,899
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.37%	11/01/2027	190	185,248
New York (City of), NY Transitional Finance Authority, Series 2019 B-3, RB	2.75%	11/01/2030	85	79,121
New York (City of), NY Transitional Finance Authority, Series 2019 B-3, RB	2.82%	11/01/2031	535	490,206
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.98%	11/01/2027	15	14,749
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.13%	11/01/2028	15	14,578
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.35%	11/01/2030	215	205,245
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.59%	05/01/2031	20	18,301
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.45%	11/01/2031	15	14,193
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.50%	11/01/2032	205	191,786
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.53%	11/01/2027	95	91,538
New York (City of), NY Transitional Finance Authority, Series 2020 C-2, RB	1.35%	05/01/2027	100	97,544
New York (City of), NY Transitional Finance Authority, Series 2020 C-2, RB	1.75%	05/01/2030	90	81,344
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.71%	11/01/2028	130	122,156
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.92%	11/01/2029	45	41,460
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.25%	11/01/2031	45	40,014
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.50%	11/01/2033	275	236,511
New York (City of), NY Transitional Finance Authority, Series 2021 B, Ref. RB	1.11%	07/15/2026	10	9,964
New York (City of), NY Transitional Finance Authority, Series 2021 E, RB	1.92%	02/01/2032	65	56,377
New York (City of), NY Transitional Finance Authority, Series 2021 E-3, RB	1.97%	02/01/2033	5,000	4,227,424
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.35%	07/15/2027	45	43,681
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.57%	07/15/2028	60	56,758
New York (City of), NY Transitional Finance Authority, Series 2022 B, Ref. RB	3.60%	07/15/2026	5	4,997
New York (City of), NY Transitional Finance Authority, Series 2022 C-3, RB	2.58%	02/01/2033	3,905	3,436,592
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.00%	11/01/2028	5	5,072
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.05%	11/01/2029	115	117,249
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.15%	11/01/2030	130	133,380
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.25%	11/01/2031	65	67,058
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.35%	11/01/2032	140	145,190
New York (City of), NY Transitional Finance Authority, Series 2022 D-3, RB	5.65%	11/01/2035	10	10,389
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	3.55%	02/01/2030	10	9,702
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.35%	02/01/2028	25	24,635
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.45%	02/01/2029	10	9,767
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.60%	02/01/2031	110	105,803
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	02/01/2032	10	9,700
New York (City of), NY Transitional Finance Authority, Series 2023 A-2, RB(b)(d)	4.60%	07/14/2026	30	30,165
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.75%	02/01/2029	95	95,863
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2030	645	652,755
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2031	120	121,418
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.90%	02/01/2032	80	81,157
New York (City of), NY Transitional Finance Authority, Series 2023 F-3, RB	5.15%	02/01/2036	25	25,272
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.36%	02/01/2028	5	5,007
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.51%	02/01/2030	25	25,058
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.83%	05/01/2030	120	121,606
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.56%	02/01/2031	55	55,100
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.87%	05/01/2031	$75	$76,089
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.64%	02/01/2032	40	40,065
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.91%	05/01/2032	25	25,359
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.67%	02/01/2033	10	9,985
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.97%	05/01/2033	60	60,881
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.72%	02/01/2034	60	59,754
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.01%	05/01/2034	115	116,528
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.77%	02/01/2035	20	19,855
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.38%	05/01/2037	275	261,870
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	4.57%	11/01/2028	50	50,233
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.48%	05/01/2027	20	20,065
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.49%	05/01/2028	5	5,015
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.72%	05/01/2030	140	141,321
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.93%	05/01/2031	5	5,086
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.27%	05/01/2034	40	41,204
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.03%	05/01/2032	25	25,512
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.29%	05/01/2035	5	5,140
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	4.75%	11/01/2027	25	25,186
New York (City of), NY Transitional Finance Authority, Series 2026, RB	4.06%	02/01/2031	15	14,715
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-3, RB	2.77%	08/01/2028	5	4,838
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,040	1,024,637
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-4, RB	2.21%	05/01/2027	200	196,618
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.64%	05/01/2032	75	67,353
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.74%	05/01/2034	185	160,078
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	3.85%	02/01/2034	255	239,856
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	4.00%	02/01/2035	5	4,694
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-2, Ref. RB	4.52%	11/01/2027	5	5,021
New York (State of), Series 2019 B, Ref. GO Bonds	2.70%	02/15/2031	100	93,170
New York (State of), Series 2019 B, Ref. GO Bonds	2.80%	02/15/2032	5	4,598
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	72	72,658
New York (State of) Dormitory Authority, Series 2010 D, RB	5.60%	03/15/2040	2	2,283
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,161	1,174,833
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	790,598
New York (State of) Dormitory Authority, Series 2010, RB	5.05%	09/15/2027	50	50,521
New York (State of) Dormitory Authority, Series 2013 A, RB	4.80%	12/01/2034	15	15,114
New York (State of) Dormitory Authority, Series 2016 B, RB	3.88%	07/01/2046	670	527,665
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	07/01/2039	15	13,423
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.15%	07/01/2047	15	12,166
New York (State of) Dormitory Authority, Series 2018, RB, (INS - AGI)(a)	4.95%	08/01/2048	15	13,194
New York (State of) Dormitory Authority, Series 2019 B, RB	4.29%	07/01/2044	30	26,180
New York (State of) Dormitory Authority, Series 2019, Ref. RB	3.14%	07/01/2043	45	36,389
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	2.56%	02/15/2027	85	84,174
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	2.88%	02/15/2031	5	4,665
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.06%	02/15/2034	5	4,463
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	3.11%	02/15/2039	320	271,680
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	3.19%	02/15/2043	15	11,768
New York (State of) Dormitory Authority, Series 2020, Ref. RB	1.82%	07/01/2028	100	95,053
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.16%	07/01/2029	70	65,609
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.26%	07/01/2030	1,195	1,099,817
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.56%	07/01/2034	75	63,997
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.22%	07/01/2035	250	210,188
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.69%	07/01/2040	20	15,295
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	2.97%	07/01/2048	15	10,309
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,025	1,005,836
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,005	963,329
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.95%	03/15/2029	955	897,858
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,150	1,056,826
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,035	932,334
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	925	817,093
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	1,000	844,734
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021, Ref. RB	2.97%	07/01/2044	$25	$18,720
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(b)	2.89%	03/15/2027	20	19,833
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(b)	3.16%	03/15/2029	35	34,005
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.23%	03/15/2030	35	33,587
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.33%	03/15/2031	70	66,572
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.71%	03/15/2034	5	4,666
New York (State of) Dormitory Authority, Series 2025 B, RB	5.23%	07/01/2035	2,475	2,535,865
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	4.84%	07/01/2032	25	25,005
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	1,625	1,442,957
New York (State of) Dormitory Authority (New York University), Series 2020, Ref. RB	2.77%	07/01/2043	170	121,863
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	1,350	1,040,835
New York (State of) Mortgage Agency (Social Bonds), Series 2025-268, RB	6.25%	10/01/2055	100	104,399
New York (State of) Power Authority, Series 2003 A, RB(b)	5.75%	11/15/2033	285	301,512
New York (State of) Thruway Authority, Series 2019 M, Ref. RB(b)	2.90%	01/01/2035	530	465,542
New York (State of) Thruway Authority, Series 2019, Ref. RB	3.50%	01/01/2042	325	267,783
New York City Housing Development Corp., Series 2022, Ref. RB	3.76%	01/01/2029	105	103,581
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.32%	11/01/2034	35	32,036
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.72%	11/01/2039	30	26,097
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.77%	11/01/2044	1,230	1,004,531
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.65%	11/01/2036	2,000	1,662,138
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	280	219,466
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	3.80%	01/01/2030	130	127,858
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	4.00%	01/01/2032	40	39,017
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	4.10%	01/01/2033	5	4,845
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	786,195
New York City Housing Development Corp. (Green Bonds), Series 2025, RB	4.27%	02/01/2030	1,705	1,702,399
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,425	1,464,438
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,725	1,775,468
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	3,000	2,669,341
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	3,750	3,263,526
New York Transportation Development Corp., Series 2020, Ref. RB	4.25%	09/01/2035	30	29,571
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	1,950	1,909,787
Onondaga Civic Development Corp., Series 2020, Ref. RB	2.77%	12/01/2037	105	83,857
Triborough Bridge & Tunnel Authority, Series 2009 B, RB(b)(d)	5.42%	06/29/2026	100	100,121
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	723,843
Triborough Bridge & Tunnel Authority, Series 2019 B, Ref. RB	3.43%	11/15/2044	1,000	762,690
Triborough Bridge & Tunnel Authority, Series 2021 A-3, Ref. RB	2.41%	05/15/2034	115	97,700
United Nations Development Corp., Series 2025 A, Ref. RB	6.54%	08/01/2055	1,000	1,050,603
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	1,110	1,012,076
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	538,895
				152,363,011
North Carolina-0.46%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	736,997
Duke University, Series 2007, RB	5.85%	04/01/2037	35	37,367
Mecklenburg (County of), NC, Series 2011, GO Bonds	4.35%	10/01/2030	10	9,926
North Carolina State University at Raleigh, Series 2013 B, RB	4.00%	10/01/2041	110	100,695
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	1.75%	10/01/2029	175	161,444
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	2.62%	10/01/2039	315	251,322
Raleigh (City of), NC Combined Enterprise System, Series 2019, Ref. RB	2.43%	03/01/2028	10	9,722
University of North Carolina at Chapel Hill, Series 2012 C, Ref. RB	3.60%	12/01/2033	800	766,334
University of North Carolina at Chapel Hill, Series 2014, Ref. RB	3.85%	12/01/2034	1,395	1,339,474
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	2.78%	12/01/2028	70	67,764
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	1,585	1,453,974
University of North Carolina at Charlotte (The), Series 2021, Ref. RB, (INS - AGI)(a)	2.76%	04/01/2043	15	11,077
				4,946,096
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-0.01%
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.13%	12/01/2029	$15	$13,980
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.33%	12/01/2031	65	58,489
				72,469
Ohio-2.25%
American Municipal Power, Inc., Series 2009, RB	6.42%	02/15/2032	50	53,031
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	3,930	4,892,040
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010, RB	7.73%	02/15/2033	60	69,018
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010, RB	7.83%	02/15/2041	45	53,901
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,165	3,647,908
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	830	856,242
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	1,002,343
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,055	1,071,427
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,050	1,046,133
Cleveland (City of), OH, Series 2019 A, Ref. RB	2.88%	01/01/2031	80	74,806
Cleveland Municipal School District, Series 2015, GO Bonds, (CEP - Ohio School District)	5.02%	12/01/2040	5	4,918
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,050	864,357
Cuyahoga (County of), OH, Series 2009, GO Bonds	6.03%	12/01/2034	30	31,609
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	960	1,076,221
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019 B, RB	3.38%	11/01/2050	35	24,821
Franklin (County of), OH Convention Facilities Authority, Series 2020 B, Ref. RB	3.08%	12/01/2040	10	7,965
Greenville City School District, Series 2019, Ref. GO Bonds, (CEP - Ohio School District)	3.54%	01/01/2051	60	45,186
Hamilton (County of), OH (The Christ Hospitality), Series 2019, Ref. RB, (INS - AGI)(a)	3.37%	06/01/2034	25	22,843
JobsOhio Beverage System, Series 2013 B, RB	3.99%	01/01/2029	1,115	1,111,645
JobsOhio Beverage System, Series 2013 B, RB	4.53%	01/01/2035	105	103,913
Middletown City School District, Series 2019, Ref. GO Bonds, (CEP - Ohio School District)	3.55%	12/01/2048	25	19,160
Northeast Ohio Regional Sewer District, Series 2020, Ref. RB	3.20%	11/15/2044	25	18,926
Ohio (State of), Series 2019, Ref. RB	3.28%	01/01/2042	70	58,350
Ohio (State of), Series 2020 A, Ref. GO Bonds	1.50%	08/01/2029	5	4,617
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	450	383,517
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.70%	01/01/2030	40	37,761
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.79%	01/01/2031	223	207,510
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.89%	01/01/2032	10	9,211
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2011, Ref. RB	4.72%	01/01/2032	60	60,575
Ohio (State of) Turnpike & Infrastructure Commission, Series 2020 A, Ref. RB	3.20%	02/15/2048	15	10,655
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2020, Ref. RB	3.22%	02/15/2048	2,750	1,997,995
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,466,564
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	862,370
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	965	771,130
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,368,122
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	514,883
University of Cincinnati, Series 2016 B, RB	3.95%	06/01/2042	85	74,307
University of Cincinnati, Series 2019 B, Ref. RB	2.38%	06/01/2027	40	39,384
				23,965,364
Oklahoma-1.26%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.50%	09/01/2031	20	20,686
Grand River Dam Authority, Series 2010 B, RB	7.16%	06/01/2040	150	171,806
Grand River Dam Authority, Series 2024 B, RB	4.82%	06/01/2029	25	25,279
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	1,000	938,665
Oklahoma (State of) Capitol Improvement Authority, Series 2010, Ref. RB	5.61%	07/01/2030	15	15,370
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	3.88%	05/01/2037	1,951	1,910,172
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,490	3,289,684
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,890	2,633,811
Oklahoma (State of) Development Finance Authority (Oklahoma Gas and Electric Company), Series 2022, RB	5.09%	02/01/2052	10	9,608
Oklahoma (State of) Development Finance Authority (Public Service Co of Oklahoma), Series 2022, RB	4.14%	12/01/2033	11	10,843
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahoma), Series 2022, RB	4.62%	06/01/2044	$4,245	$4,075,394
Oklahoma (State of) Municipal Power Authority, Series 2010, RB	6.31%	01/01/2040	95	101,280
Oklahoma (State of) Municipal Power Authority, Series 2010, RB	6.44%	01/01/2045	45	46,975
Oklahoma (State of) Turnpike Authority, Series 2020, Ref. RB	1.72%	01/01/2030	115	105,376
Oklahoma (State of) Turnpike Authority, Series 2020, Ref. RB	1.82%	01/01/2031	75	67,232
				13,422,181
Oregon-2.16%
Clackamas & Washington Counties School District No. 3, Series 2020 C, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.14%	06/15/2029	60	56,391
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGI)(a)	5.94%	06/01/2043	400	409,022
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	7,000	6,886,716
Metro, Series 2019, GO Bonds	3.10%	06/01/2031	5	4,734
Metro, Series 2019, GO Bonds	3.30%	06/01/2035	15	13,522
Morrow (Port of), OR, Series 2014, RB	3.52%	09/01/2027	35	34,776
Morrow (Port of), OR, Series 2020, RB	2.53%	09/01/2043	125	88,047
Morrow (Port of), OR, Series 2024, RB	4.82%	09/01/2030	200	203,521
Morrow (Port of), OR (Bonneville Cooperation), Series 2016, RB	2.99%	09/01/2036	1,970	1,702,799
Morrow (Port of), OR (Bonneville Cooperation), Series 2019, RB	2.40%	09/01/2026	5	4,980
Morrow (Port of), OR (Bonneville Cooperation), Series 2020, RB	2.54%	09/01/2040	1,000	767,596
Morrow (Port of), OR (Bonneville Cooperation), Series 2024, RB	4.84%	09/01/2031	100	101,811
Multnomah (County of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(c)	0.00%	06/01/2030	800	670,665
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.50%	06/30/2034	20	17,265
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.15%	06/30/2035	15	12,268
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	1.80%	06/30/2031	25	22,205
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,101	1,110,430
Oregon (State of), Series 2008 A, GO Bonds	5.90%	08/01/2038	1,370	1,464,876
Oregon (State of), Series 2010, GO Bonds	5.38%	08/01/2039	25	25,177
Oregon (State of), Series 2020, Ref. GO Bonds	0.98%	08/01/2026	50	49,749
Oregon (State of), Series 2024, GO Bonds	4.89%	05/01/2027	10	10,089
Oregon (State of), Series 2024, GO Bonds	5.05%	05/01/2034	5	5,151
Oregon (State of) (Article XI - Q State), Series 2024, GO Bonds	5.02%	05/01/2033	5	5,153
Oregon (State of) Department of Administrative Services, Series 2019, COP	4.10%	05/01/2039	40	36,277
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.08%	11/15/2027	100	95,745
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.43%	11/15/2029	235	213,568
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	3,110	2,699,751
Oregon (State of) Facilities Authority (Lewis & Clark College), Series 2020, Ref. RB	3.44%	10/01/2050	20	13,606
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	865	897,288
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2009, RB	5.73%	09/01/2033	35	37,321
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.20%	09/01/2026	20	19,865
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.93%	09/01/2031	50	44,343
Oregon Community College Districts, Series 2003 B, GO Bonds, (INS - FGIC)(a)	5.60%	06/30/2028	10	10,186
Oregon Community College Districts, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	12	12,317
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.36%	06/30/2027	60	58,342
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.71%	06/30/2029	50	46,326
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.89%	06/30/2031	115	101,623
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.04%	06/30/2032	15	13,007
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.21%	06/30/2033	15	12,808
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.36%	06/30/2034	$15	$12,623
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.46%	06/30/2035	95	78,591
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.90%	06/30/2040	610	481,437
Oregon Local Governments, Series 2005, GO Bonds, (INS - AMBAC)(a)	5.00%	06/01/2028	12	12,493
Oregon School Boards Association, Series 2002 B, GO Bonds, (INS - NATL)(a)	5.55%	06/30/2028	82	82,751
Oregon School Boards Association, Series 2003 B, GO Bonds, (INS - NATL)(a)	5.68%	06/30/2028	105	105,756
Oregon School Boards Association, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	78	79,081
Oregon School Boards Association, Series 2007, GO Bonds, (INS - AGI)(a)	5.62%	06/30/2028	18	18,349
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,794,119
Portland (City of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(c)	0.00%	06/01/2027	35	33,622
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.07%	07/01/2039	40	36,191
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,035	850,102
Portland Community College District, Series 2018, GO Bonds	4.64%	06/01/2038	45	43,895
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2015, GO Bonds	4.06%	06/30/2034	775	759,809
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.64%	06/15/2029	105	97,483
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.69%	06/15/2030	95	86,133
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.94%	06/15/2032	40	34,816
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.09%	06/15/2034	495	412,784
				22,999,351
Pennsylvania-2.88%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	1,000	842,283
Commonwealth Financing Authority, Series 2009, RB	6.22%	06/01/2039	160	167,033
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,023,417
Commonwealth Financing Authority, Series 2016 A, RB	3.74%	06/01/2029	10	9,860
Commonwealth Financing Authority, Series 2016 A, RB	4.01%	06/01/2033	65	63,227
Commonwealth Financing Authority, Series 2016 A, RB	4.14%	06/01/2038	985	922,301
Commonwealth Financing Authority, Series 2018 A, RB	3.73%	06/01/2030	175	171,392
Commonwealth Financing Authority, Series 2018 A, RB	3.86%	06/01/2038	1,025	944,841
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	1,000	860,225
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGI)(a)	3.66%	06/01/2038	1,020	917,776
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	905	753,105
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	1,050	801,953
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.01%	12/01/2047	1,470	1,018,463
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGI)(a)	3.46%	06/01/2060	1,150	775,397
Harrisburg School District, Series 2020 C, Ref. GO Bonds, (INS - BAM)(a)	2.73%	12/01/2035	30	25,062
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	945	635,959
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	677,021
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	1,700	1,154,968
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.45%	08/01/2027	30	29,134
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.63%	08/01/2028	500	473,371
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.85%	08/01/2029	80	74,293
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.95%	08/01/2030	20	18,194
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	2.05%	08/01/2031	65	57,926
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,287,668
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 B, RB	3.20%	11/15/2027	25	24,626
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Economic Development and Infrastructure Programs), Series 2025, RB	5.69%	06/01/2054	50	50,217
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.15%	06/15/2029	15	14,060
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.30%	06/15/2030	5	4,610
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.50%	06/15/2032	30	26,698
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.62%	06/15/2033	$5	$4,384
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.78%	06/15/2035	200	169,682
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	835,264
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	1,000	804,364
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	775	796,790
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.87%	11/01/2028	5	5,049
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.97%	11/01/2029	25	25,361
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.26%	11/01/2033	60	61,515
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2011, RB	5.09%	09/15/2029	75	76,139
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2019, Ref. RB	3.78%	12/01/2042	15	12,528
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2019, Ref. RB	3.58%	12/01/2043	55	44,744
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.34%	12/01/2039	30	25,164
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	1,600	1,260,920
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	5.85%	12/01/2037	5	5,125
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	1,085	1,152,988
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,470,627
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	190	154,478
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. RB	3.25%	12/01/2043	45	34,477
Pennsylvania State University (The), Series 2020 B, Ref. RB	2.89%	09/01/2050	5	3,358
Pennsylvania State University (The), Series 2020 D, RB	2.25%	09/01/2030	100	92,242
Pennsylvania State University (The), Series 2020 D, RB	2.40%	09/01/2032	25	22,237
Pennsylvania State University (The), Series 2020 D, RB	2.47%	09/01/2033	10	8,737
Pennsylvania State University (The), Series 2020 D, RB	2.79%	09/01/2043	15	11,413
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	796,957
Philadelphia (City of), PA, Series 2020 B, Ref. RB(b)	1.73%	11/01/2028	20	18,863
Philadelphia (City of), PA, Series 2025 B, GO Bonds	4.58%	08/01/2029	35	35,177
Philadelphia (City of), PA, Series 2025 B, GO Bonds	4.85%	08/01/2031	20	20,253
Philadelphia (City of), PA Authority for Industrial Development, Series 1999, RB, (INS - AGI)(a)	6.35%	04/15/2028	266	272,738
Philadelphia (City of), PA Redevelopment Authority (Social Bonds), Series 2024 A, RB	5.23%	09/01/2040	1,000	993,965
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	955	982,605
Philadelphia School District (The), Series 2010, GO Bonds	6.77%	06/01/2040	175	186,898
Philadelphia School District (The), Series 2011 A, GO Bonds	6.00%	09/01/2030	190	198,976
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	3,000	2,979,359
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,335,040
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	604,044
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017, Ref. RB	3.33%	09/15/2029	20	19,445
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017, Ref. RB	3.65%	09/15/2036	140	127,256
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2019, RB	3.56%	09/15/2119	480	292,987
				30,767,229
Rhode Island-0.03%
Narragansett Bay Commission, Series 2020, Ref. RB	2.92%	09/01/2043	250	190,111
Rhode Island Convention Center Authority, Series 2006 A, RB, (INS - AGI)(a)	6.06%	05/15/2035	65	69,484
Rhode Island Convention Center Authority, Series 2017 A, Ref. RB	3.27%	05/15/2027	20	19,851
Rhode Island Housing & Mortgage Finance Corp., Series 2020, RB	2.99%	10/01/2038	15	12,123
Woonsocket (City of), RI, Series 2002, GO Bonds, (INS - AGI)(a)	6.29%	07/15/2032	20	20,529
				312,098
South Carolina-0.83%
Charleston County Airport District, Series 2024 C, RB, (INS - AGI)(a)	5.08%	07/01/2054	20	18,182
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.92%	12/01/2030	$1,280	$1,150,625
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	167,322
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	136,339
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	190	186,164
Horry (County of ), SC, Series 2010, RB	7.33%	07/01/2040	25	28,586
Piedmont Municipal Power Agency, Series 2009, RB	7.04%	01/01/2034	20	21,775
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGI)(a)	2.73%	07/01/2030	400	370,498
South Carolina (State of) Port Authority, Series 2019 D, Ref. RB	3.66%	07/01/2045	1,000	790,908
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,200	1,264,650
South Carolina (State of) Public Service Authority, Series 2012, RB	4.55%	12/01/2030	1,335	1,334,782
South Carolina (State of) Public Service Authority, Series 2015 D, RB	4.77%	12/01/2045	385	349,666
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	1.85%	12/01/2026	35	34,613
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.33%	12/01/2028	10	9,513
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.43%	12/01/2029	90	84,092
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.53%	12/01/2030	205	188,268
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.58%	12/01/2031	15	13,511
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.66%	12/01/2032	15	13,278
South Carolina (State of) Public Service Authority, Series 2022 D, Ref. RB, (INS - AGI)(a)	6.45%	12/01/2042	10	11,074
South Carolina (State of) Public Service Authority, Series 2025 C, RB	4.71%	12/01/2028	15	15,106
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2009 F, RB	5.74%	01/01/2030	1,250	1,281,860
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 C, Ref. RB	5.78%	12/01/2041	90	92,911
Spartanburg (City of), SC Regional Health Services District, Series 2017, Ref. RB	4.23%	04/15/2038	110	101,183
Spartanburg Regional Health Services District, Series 2020 B, RB, (INS - AGI)(a)	3.55%	04/15/2050	180	128,131
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,013,937
				8,806,974
South Dakota-0.02%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	200	164,494
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020, RB	3.84%	09/01/2043	100	82,309
South Dakota Conservancy District, Series 2010, RB	5.65%	08/01/2030	10	10,192
				256,995
Tennessee-0.77%
Jackson (City of), TN, Series 2018, RB	5.31%	04/01/2048	15	13,484
Memphis (City of), TN, Series 2010 F, GO Bonds	6.04%	07/01/2034	1,000	1,058,041
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2010 B, RB	6.57%	07/01/2037	5	5,398
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	1,000	792,788
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	800	511,804
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,025	1,096,958
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010, GO Bonds	5.71%	07/01/2034	845	878,567
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2010, RB	7.43%	07/01/2043	100	112,377
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,016,960
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,499,094
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.73%	11/01/2026	200	197,334
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.51%	11/01/2031	30	26,046
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.66%	11/01/2032	25	21,305
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee Energy Acquisition Corp., Series 2023 A-2, Ref. RB	5.75%	05/01/2028	$10	$10,102
Tennessee Housing Development Agency, Series 2024-2B, RB, (CEP - GNMA)	5.98%	07/01/2054	1,000	1,002,898
				8,243,156
Texas-10.51%
Austin (City of), TX, Series 2019 A, RB	2.94%	11/15/2028	5	4,857
Austin (City of), TX, Series 2019 A, RB	2.99%	11/15/2029	20	19,209
Austin (City of), TX, Series 2019, RB	2.84%	11/15/2027	35	34,364
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	2.86%	11/15/2042	1,555	1,161,524
Bexar (County of), TX, Series 2020 B, Ref. GO Bonds	2.16%	06/15/2040	90	63,463
Bexar (County of), TX, Series 2021, Ref. GO Bonds	1.85%	06/15/2030	40	36,471
Bexar (County of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	3.03%	08/15/2041	1,425	1,128,906
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.32%	04/15/2029	15	15,002
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.35%	04/15/2030	15	14,990
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	7,300	7,306,611
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,250	1,178,843
Clint Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.34%	02/15/2045	250	168,490
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	955	869,666
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	285	223,430
Corpus Christi (Port of) and Nueces (County of), TX, Series 2015, RB	4.61%	12/01/2035	1,160	1,130,599
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 B, RB	5.00%	12/01/2048	10	9,021
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.45%	11/01/2029	70	66,059
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.55%	11/01/2030	45	41,839
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.62%	11/01/2031	30	27,445
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.99%	11/01/2038	100	86,251
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	3.14%	11/01/2045	65	49,097
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	3.34%	11/01/2045	20	15,296
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.05%	11/01/2029	5	4,654
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.42%	11/01/2032	5	4,421
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.90%	11/01/2036	5	4,208
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	990	687,589
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	969,183
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	711,739
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	1,500	1,396,046
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,826,606
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.44%	11/01/2032	50	44,281
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,694,276
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,233,043
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,785,570
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,000	824,025
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,990	2,567,845
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	150	143,095
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	188,309
Dallas (City of), TX, Series 2005 A, GO Bonds	5.20%	02/15/2035	45	45,992
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2027	5	4,855
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2030	10	8,477
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2031	15	12,113
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2032	1,505	1,155,697
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2034	$25	$17,271
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2035	10	6,535
Dallas (City of), TX, Series 2016 B, Ref. RB	2.69%	10/01/2028	25	24,169
Dallas (City of), TX, Series 2020 D, Ref. RB	1.68%	10/01/2028	30	28,337
Dallas (City of), TX, Series 2020 D, Ref. RB	1.73%	10/01/2029	60	55,343
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,510	2,611,385
Dallas (City of), TX Area Rapid Transit, Series 2010, RB	4.92%	12/01/2041	150	146,302
Dallas (City of), TX Area Rapid Transit, Series 2020 C, Ref. RB	2.82%	12/01/2042	10	7,587
Dallas (City of), TX Area Rapid Transit, Series 2020, Ref. RB	1.15%	12/01/2026	10	9,861
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,680	1,130,850
Dallas (City of), TX Independent School District, Series 2010, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	150	152,706
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	60	59,846
Dallas (City of), TX Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	10,343
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,675	2,946,259
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	4,500	3,509,136
Denton Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.56%	08/15/2045	230	157,449
Fort Bend Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.18%	08/15/2048	80	68,308
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,095	1,022,340
Fort Worth (City of), TX, Series 2017 B, RB	4.24%	03/01/2047	145	122,230
Garland (City of), TX, Series 2021 B, RB, (INS - AGI)(a)	3.15%	03/01/2051	100	68,170
Grand Parkway Transportation Corp., Series 2013 E, RB	5.18%	10/01/2042	295	295,426
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	790	566,461
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,800	2,628,099
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGI)(a)	3.71%	11/15/2056	100	69,984
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGI)(a)	3.86%	11/15/2040	2,255	1,972,946
Harris (County of), TX Metropolitan Transit Authority, Series 2020 A, Ref. RB	2.60%	11/01/2037	10	8,065
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2020, Ref. RB	3.34%	11/15/2037	30	26,092
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series 2020, RB	3.64%	05/15/2050	115	84,363
Houston (City of), TX, Series 2005, GO Bonds	5.31%	03/01/2035	15	15,341
Houston (City of), TX, Series 2006 A, GO Bonds	5.51%	03/01/2036	435	450,435
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	795	791,736
Houston (City of), TX, Series 2017, GO Bonds	4.06%	03/01/2035	1,290	1,225,190
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	2,010	1,713,855
Houston (City of), TX, Series 2018, Ref. RB	3.72%	11/15/2028	25	24,673
Houston (City of), TX, Series 2018, Ref. RB	3.92%	11/15/2030	120	117,862
Houston (City of), TX, Series 2018, Ref. RB	3.97%	11/15/2031	1,165	1,137,966
Houston (City of), TX, Series 2019 C, Ref. RB	2.21%	11/15/2028	10	9,519
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	467,515
Houston (City of), TX, Series 2019 C, Ref. RB	2.36%	11/15/2030	205	188,461
Houston (City of), TX, Series 2020 C, Ref. RB	1.72%	07/01/2026	35	34,931
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	976,104
Houston (City of), TX, Series 2020 C, Ref. RB	2.39%	07/01/2031	115	104,301
Houston (City of), TX, Series 2020 D, Ref. RB	2.64%	11/15/2043	10	7,037
Keller Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	20,599
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	25,405
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	30,854
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.70%	02/15/2031	5	4,462
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,820,023
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	1,450	1,307,819
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Midland Independent School District, Series 2020, Ref. GO Bonds(b)	2.45%	02/15/2040	$400	$314,318
New Hope Cultural Education Facilities Finance Corp. (Texas A&M University Cain Hall Redevelopment), Series 2016, RB	4.03%	04/01/2041	160	140,671
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	2,660	2,873,268
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,770	1,359,094
Permanent University Fund - Texas A&M University System, Series 2012 B, RB	3.58%	07/01/2032	145	140,146
Permanent University Fund - Texas A&M University System, Series 2017 B, Ref. RB	3.66%	07/01/2047	440	359,724
Permanent University Fund - Texas A&M University System, Series 2019, RB	3.10%	07/01/2049	55	40,605
Permanent University Fund - University of Texas System, Series 2017, RB	3.38%	07/01/2047	90	67,275
Red River Education Finance Corp., Series 2020, Ref. RB	3.32%	03/15/2040	55	45,948
Rockwall Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.38%	02/15/2046	5	3,296
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,530	1,451,037
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,400	1,011,236
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	1.64%	02/01/2030	150	137,043
San Antonio (City of), TX, Series 2020, Ref. RB	2.91%	02/01/2048	50	35,899
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,856,975
San Antonio (City of), TX, Series 2022, RB	4.37%	02/01/2042	1,030	936,958
San Antonio (City of), TX, Series 2025 A, RB	3.76%	02/01/2029	10	9,888
San Antonio (City of), TX, Series 2025 A, RB	3.86%	02/01/2030	15	14,796
San Antonio (City of), TX, Series 2025 A, RB	5.47%	02/01/2045	3,570	3,582,337
San Antonio (City of), TX, Series 2025 A, RB	5.57%	02/01/2050	70	69,735
Tarrant County Cultural Education Facilities Finance Corp., Series 2013, RB	4.45%	11/15/2043	55	50,417
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.29%	09/01/2040	500	408,435
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.42%	09/01/2050	1,240	887,076
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,418	2,455,898
Texas (State of), Series 2020, Ref. GO Bonds	2.33%	10/01/2029	15	14,155
Texas (State of), Series 2020, Ref. GO Bonds	3.23%	10/01/2039	40	33,851
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	175	177,409
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	254,953
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	995,289
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	780	707,396
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,395	1,239,496
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	780	790,738
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	285	290,646
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	631,727
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	181,384
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	888,527
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,367,402
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	854,523
Texas (State of), Series 2023 A, GO Bonds	5.53%	10/01/2029	995	1,035,033
Texas (State of), Series 2023 A, Ref. GO Bonds	5.69%	10/01/2031	25	26,312
Texas (State of), Series 2023, GO Bonds	4.63%	10/01/2029	25	25,371
Texas (State of), Series 2023, GO Bonds	5.24%	10/01/2043	15	14,926
Texas (State of), Series 2025, GO Bonds	4.07%	10/01/2028	15	14,965
Texas (State of), Series 2025, GO Bonds	4.33%	10/01/2030	20	20,032
Texas (State of), Series 2025, GO Bonds	4.48%	10/01/2031	20	20,095
Texas (State of) Department of Housing & Community Affairs, Series 2020, Ref. RB	2.04%	09/01/2030	5	4,559
Texas (State of) Department of Housing & Community Affairs, Series 2024 B, RB, (CEP - GNMA)	6.00%	01/01/2054	10	10,304
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.38%	10/01/2028	30	28,179
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	2.47%	10/01/2044	385	271,719
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,975	1,527,166
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,865	3,920,008
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	578,495
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	465,352
Texas A&M University, Series 2016 B, RB	4.11%	05/15/2045	100	87,804
Texas A&M University, Series 2016 D, Ref. RB	3.43%	05/15/2036	100	91,005
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2016, RB	3.99%	05/15/2037	$365	$343,976
Texas A&M University, Series 2017 A, Ref. RB	3.43%	05/15/2030	30	29,087
Texas A&M University, Series 2017 A, Ref. RB	3.48%	05/15/2031	20	19,224
Texas A&M University, Series 2017 B, Ref. RB	2.99%	05/15/2028	45	44,016
Texas A&M University, Series 2017 B, Ref. RB	3.29%	05/15/2031	150	142,888
Texas A&M University, Series 2017 D, RB	3.82%	05/15/2047	5	4,151
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	1,480	1,276,651
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	1,000	955,964
Texas A&M University, Series 2019 B, Ref. RB	3.33%	05/15/2039	10	8,613
Texas A&M University, Series 2019 B, Ref. RB	3.48%	05/15/2049	30	23,506
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	774,271
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	1,546	1,576,412
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	6,665	6,699,909
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	2,850	2,247,121
Texas Public Finance Authority, Series 2020, RB	1.33%	02/01/2028	90	85,974
Texas Public Finance Authority, Series 2020, RB	1.43%	02/01/2029	25	23,238
Texas Public Finance Authority, Series 2020, RB	1.52%	02/01/2030	190	172,198
Texas Public Finance Authority, Series 2021, RB	1.82%	02/01/2029	25	23,481
Texas Public Finance Authority, Series 2021, RB	2.96%	02/01/2041	15	11,800
Texas Transportation Finance Corp., Series 2025, RB	4.43%	10/01/2034	1,080	1,066,417
Travis County Healthcare District, Series 2023 B, GO Bonds	5.48%	03/01/2043	750	751,973
University of Houston, Series 2016 B, Ref. RB	3.49%	02/15/2033	10	9,525
University of Houston, Series 2022 B, RB	4.91%	02/15/2052	40	36,376
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	1,350	1,280,347
Uptown Development Authority, Series 2021 B, RB, (INS - AGI)(a)	3.46%	09/01/2040	1,335	1,116,489
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	270	213,459
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.94%	03/01/2050	60	39,827
Williamson (County of), TX, Series 2021, Ref. GO Bonds	1.06%	02/15/2028	70	66,448
				112,107,645
Utah-0.20%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	325	329,921
Utah (State of) Transit Authority, Series 2019 B, Ref. RB	3.44%	12/15/2042	5	4,022
Utah (State of) Transit Authority, Series 2020, Ref. RB	2.77%	12/15/2038	900	724,158
Utah (State of) Transit Authority, Series 2021, Ref. RB(b)	2.29%	12/15/2032	1,250	1,096,304
Utah Municipal Power Agency, Series 2016 A, RB(b)(d)	3.81%	07/06/2026	40	36,948
				2,191,353
Virgin Islands-0.08%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGI)(a)	6.85%	07/01/2035	765	820,901
Virginia-1.29%
Fairfax (County of), VA, Series 2020 B, Ref. GO Bonds	1.33%	10/01/2030	5	4,433
Hampton Roads Sanitation District, Series 2019 A, Ref. RB	2.78%	02/01/2039	5	4,079
Lexington Industrial Development Authority, Series 2019, RB	3.38%	01/01/2043	125	103,175
Norfolk (City of), VA, Series 2010, GO Bonds	5.91%	03/01/2029	20	20,560
Portsmouth (City of), VA, Series 2019 B, GO Bonds	2.50%	02/01/2034	30	26,929
Richmond (City of), VA, Series 2020 B, Ref. RB	3.54%	01/15/2043	250	208,931
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,070	767,060
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	663,110
University of Virginia, Series 2019 C-1, Ref. RB	2.97%	09/01/2049	660	453,520
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	2,170	1,229,164
University of Virginia, Series 2021 B, Ref. RB	2.58%	11/01/2051	2,585	1,551,838
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.13%	09/01/2028	20	18,712
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.33%	09/01/2029	5	4,566
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	1.64%	02/01/2029	15	13,994
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	1.74%	02/01/2030	$65	$59,234
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	2.17%	02/01/2034	5	4,185
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.94%	09/01/2027	5	4,817
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	100	87,660
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	900	789,556
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.63%	04/01/2050	25	18,600
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,615	1,188,886
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,300	923,080
Virginia Commonwealth University Health System Authority, Series 2014, RB	4.96%	01/01/2044	5	4,715
Virginia Housing Development Authority, Series 2012, RB	4.17%	10/01/2032	60	59,055
Virginia Housing Development Authority, Series 2014 C, Ref. RB	4.67%	11/01/2044	5	4,579
Virginia Housing Development Authority, Series 2020, RB	2.53%	06/01/2030	75	72,020
Virginia Housing Development Authority, Series 2024 A, RB	5.36%	10/01/2039	1,080	1,082,714
Virginia Housing Development Authority, Series 2024, RB	5.85%	10/01/2049	575	575,596
Virginia Housing Development Authority, Series 2024, RB	5.95%	10/01/2066	170	170,224
Virginia Housing Development Authority, Series 2026 A, RB	5.83%	07/01/2051	1,100	1,101,497
Virginia Housing Development Authority, Series 2026 A, RB	5.88%	07/01/2056	1,100	1,100,428
William & Mary (College of), VA, Series 2020 B, Ref. RB	3.12%	02/15/2051	600	413,496
Williamsburg Economic Development Authority, Series 2025, Ref. RB	4.96%	11/01/2035	1,000	995,668
				13,726,081
Washington-0.90%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	677,028
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	1,869,265
Central Washington University (Build America Bonds), Series 2010, RB	6.95%	05/01/2040	55	59,447
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	460	493,784
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,020	1,025,131
Douglas (County of), WA Public Utility District No. 1, Series 2010 A, RB	5.45%	09/01/2040	30	30,741
Energy Northwest, Series 2025, Ref. RB	4.22%	07/01/2029	10	10,002
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	2.35%	07/01/2034	20	16,960
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 M,Ref. RB	5.63%	01/01/2027	5	5,048
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2012, RB	3.91%	01/01/2032	130	126,596
Grays Harbor County Public Utility District No. 1, Series 2010 A, RB	6.71%	07/01/2040	125	136,595
King (County of), WA, Series 2021 A, Ref. RB	2.84%	07/01/2047	100	67,793
King (County of), WA, Series 2021 C, GO Bonds	1.69%	12/01/2028	5	4,719
King (County of), WA, Series 2021 C, GO Bonds	2.73%	12/01/2041	450	346,746
King (County of), WA (Green Bonds), Series 2021 C, GO Bonds	1.54%	12/01/2027	10	9,654
Northwest Infrastructure Financing Corp., Series 2004, RB	5.38%	01/01/2034	105	108,847
Pierce (County of), WA, Series 2020, Ref. RB	2.87%	08/01/2042	75	56,723
Pierce County School District No 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.00%	12/01/2035	15	11,967
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.65%	12/01/2030	195	174,674
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.73%	12/01/2031	15	13,125
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.36%	12/01/2039	310	235,010
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.08%	11/01/2045	450	328,701
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	550	508,725
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,013,248
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,180	1,205,202
Washington (State of) Convention Center Public Facilities District, Series 2010, RB	6.79%	07/01/2040	15	16,025
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority, Series 2017 A, RB	4.20%	08/15/2047	$545	$432,465
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2021, Ref. RB	2.34%	01/01/2029	660	628,819
				9,613,040
West Virginia-0.16%
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,745	1,257,667
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	2.55%	06/01/2029	75	70,472
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	2.70%	06/01/2030	75	69,358
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	4.01%	06/01/2040	10	8,302
Tobacco Settlement Finance Authority, Series 2020-2, Ref. RB	4.88%	06/01/2049	15	14,699
West Virginia (State of) (West Virginia University), Series 2020, Ref. RB	2.03%	10/01/2029	45	41,921
West Virginia (State of) Economic Development Authority, Series 2010, RB	7.65%	04/01/2040	5	5,693
Wheeling Municipal Building Commission, Series 2022, RB	6.00%	08/01/2050	200	196,045
				1,664,157
Wisconsin-0.87%
Milwaukee (City of), WI, Series 2023 T-1, GO Bonds, (INS - BAM)(a)	4.60%	02/01/2028	25	25,188
Milwaukee (County of), WI, Series 2009 A, GO Bonds	6.84%	12/01/2028	75	77,655
Public Finance Authority (Bayhealth Medical Center), Series 2021, RB	3.41%	07/01/2051	320	220,593
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	869,103
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	2,807,674
Wisconsin (State of), Series 2017 C, Ref. RB(b)	3.15%	05/01/2027	15	14,894
Wisconsin (State of), Series 2020 A, Ref. RB	2.30%	05/01/2028	15	14,495
Wisconsin (State of), Series 2020 A, Ref. RB	2.43%	05/01/2031	10	9,155
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	1,799,001
Wisconsin (State of), Series 2020 E, Ref. RB	2.20%	05/01/2027	40	39,365
Wisconsin (State of), Series 2020 E, Ref. RB	2.35%	05/01/2029	90	85,427
Wisconsin (State of), Series 2020 E, Ref. RB	2.40%	05/01/2030	160	149,289
Wisconsin (State of), Series 2021 A, Ref. RB	1.15%	05/01/2027	40	38,992
Wisconsin (State of), Series 2021 A, Ref. RB	1.59%	05/01/2030	30	27,121
Wisconsin (State of), Series 2021 A, Ref. RB	1.64%	05/01/2031	45	39,634
Wisconsin (State of), Series 2023 A, Ref. RB	4.35%	05/01/2029	45	45,155
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGI)(a)	4.17%	12/15/2050	1,950	1,561,851
Wisconsin (State of) Public Finance Authority, Series 2018, Ref. RB	4.27%	07/01/2040	50	45,296
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGI)(a)	3.09%	06/01/2050	2,000	1,318,705
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	54,388
				9,242,981
Total Municipal Obligations (Cost $1,144,363,750)				1,051,633,970
			Shares
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $1,516,243)			1,516,243	1,516,243
TOTAL INVESTMENTS IN SECURITIES(g)-98.72% (Cost $1,145,879,993)				1,053,150,213
OTHER ASSETS LESS LIABILITIES-1.28%				13,631,028
NET ASSETS-100.00%				$1,066,781,241

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FGIC	-Financial Guaranty Insurance Company
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,217,341	$130,515,072	$(153,216,170)	$-	$-	$1,516,243	$734,774

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	5.10%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco U.S. Hybrid Bond ETF (HBRD)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.56%
Automobile Components-0.38%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$55,000	$56,444
Capital Markets-1.20%
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	75,000	72,472
Goldman Sachs Capital I, 6.35%, 02/15/2034	100,000	104,687
		177,159
Diversified Telecommunication Services-6.98%
Bell Canada (Canada)
6.88%, 09/15/2055(b)	105,000	108,051
7.00%, 09/15/2055(b)	130,000	134,354
British Telecommunications PLC (United Kingdom), 4.88%, 11/23/2081(b)(c)	55,000	53,439
TELUS Corp. (Canada)
6.63%, 10/15/2055(b)	75,000	76,057
7.00%, 10/15/2055(b)	85,000	87,548
6.38%, 06/09/2056(b)	85,000	85,011
6.63%, 06/09/2056(b)	65,000	64,839
Verizon Communications, Inc.
6.20%, 05/14/2056(b)	210,000	213,273
6.05%, 05/14/2058(b)	205,000	207,748
		1,030,320
Electric Utilities-20.06%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	75,000	74,201
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	65,000	69,533
7.05%, 12/15/2054(b)	40,000	41,563
Series C, 5.80%, 03/15/2056(b)	155,000	154,640
Series D, 6.05%, 03/15/2056(b)	155,000	153,784
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(b)	30,000	30,512
Duke Energy Corp., 6.45%, 09/01/2054(b)	105,000	109,430
Edison International
8.13%, 06/15/2053(b)	55,000	56,204
7.88%, 06/15/2054(b)	45,000	46,069
Entergy Corp.
7.13%, 12/01/2054(b)	125,000	129,715
5.88%, 06/15/2056(b)	65,000	65,292
6.10%, 06/15/2056(b)	70,000	69,944
EUSHI Finance, Inc.
7.63%, 12/15/2054(b)	50,000	52,109
6.25%, 04/01/2056(b)	80,000	79,470
Evergy, Inc., 6.65%, 06/01/2055(b)	50,000	51,108
Eversource Energy
Series A, 6.10%, 08/15/2056(b)	80,000	79,561
Series B, 6.35%, 08/15/2056(b)	80,000	80,243
Exelon Corp., 6.50%, 03/15/2055(b)	104,000	107,725
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(b)	40,000	41,678
Nevada Power Co., 6.25%, 05/15/2055(b)	30,000	30,215
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	125,000	130,512
6.70%, 09/01/2054(b)	105,000	108,209
6.38%, 08/15/2055(b)	155,000	158,785
6.50%, 08/15/2055(b)	105,000	108,848
5.11%, 09/29/2057(c)	80,000	71,670
4.80%, 12/01/2077(b)	60,000	59,267
5.65%, 05/01/2079(b)	50,000	50,165
	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp
7.38%, 09/15/2055(b)	$90,000	$91,731
7.13%, 08/15/2056(b)	114,000	114,676
Sierra Pacific Power Co., 6.20%, 12/15/2055(b)	45,000	44,548
Southern Co. (The)
6.38%, 03/15/2055(b)	180,000	184,387
5.33%, 06/21/2057(c)	55,000	53,391
6.00%, 04/01/2058(b)	140,000	141,001
TXNM Energy, Inc., 7.00%, 07/31/2056(b)(c)	35,000	35,366
Xcel Energy, Inc., 5.75%, 12/03/2056(b)	85,000	84,274
		2,959,826
Financial Services-3.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	80,000	82,942
6.50%, 01/31/2056(b)	55,000	56,173
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	50,000	48,610
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	104,000	105,591
6.38%, 09/15/2054(b)	80,000	79,853
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)	50,000	51,505
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/2056(b)	50,000	53,402
7.13%, 11/15/2056(b)	65,000	65,716
Voya Financial, Inc., 4.70%, 01/23/2048(b)	35,000	34,129
		577,921
Gas Utilities-1.52%
AltaGas Ltd. (Canada), 7.20%, 10/15/2054(b)(c)	95,000	99,062
Northwest Natural Holding Co., 7.00%, 09/15/2055(b)	35,000	35,813
Spire, Inc.
6.25%, 06/01/2056(b)	45,000	44,998
6.45%, 06/01/2056(b)	45,000	44,950
		224,823
Health Care Equipment & Supplies-0.38%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	55,000	55,481
Health Care Providers & Services-2.92%
CVS Health Corp.
6.75%, 12/10/2054(b)	80,000	83,461
7.00%, 03/10/2055(b)	234,000	243,982
Humana, Inc., 6.63%, 09/15/2056(b)	104,000	103,167
		430,610
Independent Power and Renewable Electricity Producers-1.64%
AES Corp. (The)
7.60%, 01/15/2055(b)	95,000	96,922
6.95%, 07/15/2055(b)	55,000	54,258
Puget Energy, Inc.
7.00%, 09/15/2056(b)(c)	45,000	45,466
7.25%, 09/15/2056(b)(c)	45,000	45,538
		242,184
Insurance-28.95%
ACE Capital Trust II, 9.70%, 04/01/2030	30,000	35,012
Aegon Ltd., 5.50%, 04/11/2048(b)	85,000	85,305
Allianz SE (Germany)
6.35%, 09/06/2053(b)(c)	105,000	109,487
5.60%, 09/03/2054(b)(c)	135,000	134,285
Allstate Corp. (The), 6.50%, 05/15/2057(b)	50,000	51,248
See accompanying notes which are an integral part of this schedule.

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)	$35,000	$35,220
American National Group, Inc., 7.00%, 12/01/2055(b)	50,000	49,232
Assurant, Inc., 7.00%, 03/27/2048(b)	40,000	40,820
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066(b)(c)	30,000	28,592
Athene Holding Ltd.
6.63%, 10/15/2054(b)	65,000	62,707
6.88%, 06/28/2055(b)	60,000	58,124
Enstar Group Ltd., 7.50%, 04/01/2045(b)(c)	35,000	36,791
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	45,000	47,301
Global Atlantic (Fin) Co.
7.95%, 10/15/2054(b)(c)	65,000	65,448
7.25%, 03/01/2056(b)(c)	60,000	59,689
Liberty Mutual Group, Inc.
4.30%, 02/01/2061(c)	85,000	54,132
7.80%, 03/07/2087(c)	45,000	50,382
Meiji Yasuda Life Insurance Co. (Japan)
5.10%, 04/26/2048(b)(c)	105,000	105,698
5.80%, 09/11/2054(b)(c)	170,000	170,578
6.10%, 06/11/2055(b)(c)	225,000	230,130
MetLife Capital Trust IV, 7.88%, 12/15/2067(c)	75,000	82,309
MetLife, Inc.
6.40%, 12/15/2036	130,000	133,312
9.25%, 04/08/2038(c)	80,000	93,802
10.75%, 08/01/2039	50,000	64,796
5.85%, 03/15/2056(b)	100,000	99,197
Series G, 6.35%, 03/15/2055(b)	105,000	108,042
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany), 5.88%, 05/23/2042(b)(c)	135,000	138,499
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	40,000	39,566
Nippon Life Insurance Co. (Japan)
4.00%, 09/19/2047(b)(c)	70,000	69,577
3.40%, 01/23/2050(b)(c)	100,000	94,518
2.75%, 01/21/2051(b)(c)	140,000	125,261
2.90%, 09/16/2051(b)(c)	80,000	71,109
6.25%, 09/13/2053(b)(c)	80,000	83,138
5.95%, 04/16/2054(b)(c)	115,000	117,002
6.50%, 04/30/2055(b)(c)	135,000	142,325
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	50,000	48,370
Protective Life Corp., 5.35%, 08/10/2052(c)	55,000	53,544
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	75,000	73,935
5.70%, 09/15/2048(b)	105,000	105,241
3.70%, 10/01/2050(b)	85,000	78,447
5.13%, 03/01/2052(b)	105,000	103,013
6.00%, 09/01/2052(b)	125,000	127,428
6.75%, 03/01/2053(b)	50,000	52,918
6.50%, 03/15/2054(b)	105,000	108,208
Reinsurance Group of America, Inc.
6.65%, 09/15/2055(b)	75,000	75,986
6.38%, 09/15/2056(b)	40,000	39,482
	Principal Amount	Value
Insurance-(continued)
Sumitomo Life Insurance Co. (Japan)
5.88%, 09/10/2055(b)(c)	$125,000	$125,231
4.00%, 09/14/2077(b)(c)	135,000	134,017
3.38%, 04/15/2081(b)(c)	100,000	91,675
Swiss Re Finance (Luxembourg) S.A. (Switzerland), 5.00%, 04/02/2049(b)(c)	80,000	79,993
		4,270,122
Multi-Utilities-11.88%
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	50,000	51,689
5.95%, 04/01/2056(b)	75,000	75,031
Series A, 7.00%, 02/15/2055(b)	40,000	41,520
Series B, 6.85%, 02/15/2055(b)	40,000	42,225
CMS Energy Corp.
4.75%, 06/01/2050(b)	50,000	49,374
3.75%, 12/01/2050(b)	40,000	36,894
6.50%, 06/01/2055(b)	105,000	108,004
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	130,000	133,239
6.00%, 02/15/2056(b)	150,000	150,902
6.20%, 02/15/2056(b)	138,000	138,959
Series A, 6.88%, 02/01/2055(b)	105,000	108,953
Series B, 7.00%, 06/01/2054(b)	105,000	111,861
NiSource, Inc.
6.95%, 11/30/2054(b)	50,000	51,963
6.38%, 03/31/2055(b)	50,000	51,226
5.75%, 07/15/2056(b)	105,000	105,850
Sempra
6.40%, 10/01/2054(b)	129,000	130,206
6.88%, 10/01/2054(b)	115,000	117,519
6.55%, 04/01/2055(b)	60,000	60,692
6.63%, 04/01/2055(b)	45,000	45,500
6.38%, 04/01/2056(b)	80,000	80,982
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	60,000	59,710
		1,752,299
Oil, Gas & Consumable Fuels-13.47%
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)	65,000	69,416
7.38%, 03/15/2055(b)	45,000	47,625
5.50%, 07/15/2077(b)	95,000	94,825
6.25%, 03/01/2078(b)	80,000	80,633
7.38%, 01/15/2083(b)	45,000	46,180
7.63%, 01/15/2083(b)	55,000	60,149
8.50%, 01/15/2084(b)	115,000	131,607
Series 20-A, Conv., 5.75%, 07/15/2080(b)	95,000	95,933
Series NC5, 8.25%, 01/15/2084(b)	70,000	74,043
Energy Transfer L.P.
8.00%, 05/15/2054(b)	80,000	85,281
7.13%, 10/01/2054(b)	45,000	46,449
6.50%, 02/15/2056(b)	125,000	126,131
6.75%, 02/15/2056(b)	85,000	86,657
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	75,000	74,897
Series E, 5.25%, 08/16/2077(b)	105,000	104,923
Phillips 66 Co.
Series A, 5.88%, 03/15/2056(b)	105,000	104,425
Series B, 6.20%, 03/15/2056(b)	104,000	104,627
See accompanying notes which are an integral part of this schedule.

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)	$65,000	$69,564
7.63%, 03/01/2055(b)	50,000	52,276
Southern Co. Gas Capital Corp., 6.05%, 09/15/2056(b)	50,000	50,256
TransCanada Pipelines Ltd. (Canada)
6.13%, 10/17/2056(b)	50,000	50,406
6.38%, 10/17/2056(b)	50,000	50,516
TransCanada PipeLines Ltd. (Canada), 7.00%, 06/01/2065(b)	80,000	82,467
Transcanada Trust (Canada)
5.50%, 09/15/2079(b)	114,000	113,795
5.60%, 03/07/2082(b)	85,000	84,210
		1,987,291
Sovereign Debt-0.55%
Emera US Finance LLC
Series A, 6.65%, 10/01/2056(b)	40,000	40,539
Series B, 6.85%, 10/01/2056(b)	40,000	40,568
		81,107
Wireless Telecommunication Services-4.71%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	115,000	117,713
7.13%, 04/15/2055(b)	100,000	103,731
6.88%, 07/31/2056(b)	80,000	81,361
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	$208,000	$215,621
4.13%, 06/04/2081(b)	105,000	97,894
5.13%, 06/04/2081(b)	100,000	78,429
		694,749
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,741,143)		14,540,336
	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $18,713)	18,713	18,713
TOTAL INVESTMENTS IN SECURITIES-98.69% (Cost $14,759,856)		14,559,049
OTHER ASSETS LESS LIABILITIES-1.31%		193,950
NET ASSETS-100.00%		$14,752,999

Investment Abbreviations:
Conv.	-Convertible

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $2,951,144, which represented 20.00% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$369,014	$(350,301)	$-	$-	$18,713	$271

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-87.76%
Automobile Components-0.18%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$5,210,000	$5,346,771
Banks-25.87%
BAC Capital Trust XIV, Series G, 4.34% (3 mo. Term SOFR + 0.66%)(c)(d)(e)	5,122,000	4,232,603
Bank of America Corp.
6.25%(b)(d)	26,325,000	26,737,243
6.63%(b)(d)	31,434,000	32,510,426
Series FF, 5.88%(b)(d)	23,886,000	24,185,841
Series RR, 4.38%(b)(d)	17,372,000	17,264,959
Series TT, 6.13%(b)(d)	20,922,000	21,154,590
Bank of Montreal (Canada), 4.80%(b)(d)	5,308,000	5,316,312
Bank of Nova Scotia (The) (Canada), 6.58% (3 mo. Term SOFR + 2.91%)(c)(d)(e)	13,115,000	13,039,880
Citigroup, Inc.
6.63%(b)(d)	26,230,000	26,648,605
Series AA, 7.63%(b)(d)	15,715,000	16,384,490
Series BB, 7.20%(b)(d)	5,702,000	5,883,358
Series CC, 7.13%(b)(d)	18,418,000	18,820,139
Series DD, 7.00%(b)(c)(d)	15,615,000	16,198,171
Series EE, 6.75%(b)(c)(d)	15,815,000	15,977,879
Series FF, 6.95%(b)(d)	21,020,000	21,465,456
Series GG, 6.88%(b)(c)(d)	28,311,000	28,898,312
Series JJ, 6.50%(b)(d)	10,570,000	10,688,881
Series T, 6.25%(b)(d)	15,755,000	15,800,107
Series Y, 4.15%(b)(c)(d)	10,358,000	10,341,085
Series Z, 7.38%(b)(d)	13,018,000	13,457,696
CoBank, ACB
Series J, 4.25%(b)(d)	4,340,000	4,297,034
Series K, 6.45%(b)(d)	4,122,000	4,144,959
Series N, 6.75%(b)(d)	5,500,000	5,543,751
Fifth Third Bancorp, Series H, 6.99% (3 mo. Term SOFR + 3.29%)(d)(e)	6,344,000	6,377,775
First Citizens BancShares, Inc., Series D, 7.00%(b)(c)(d)	5,305,000	5,331,281
Huntington Bancshares, Inc.
Series F, 5.63%(b)(d)	5,202,000	5,288,436
Series G, 4.45%(b)(c)(d)	5,210,000	5,166,051
Series K, 6.25%(b)(c)(d)	7,960,000	7,966,344
JPMorgan Chase & Co.
6.10%(b)(d)	31,100,000	31,363,626
Series CC, 6.51% (3 mo. Term SOFR + 2.84%)(c)(d)(e)	13,030,000	13,120,233
Series II, 6.44% (3 mo. Term SOFR + 2.75%)(d)(e)	15,555,000	15,587,494
Series KK, 3.65%(b)(d)	20,740,000	20,740,000
Series NN, 6.88%(b)(c)(d)	25,905,000	27,059,974
Series OO, 6.50%(b)(d)	31,110,000	31,908,003
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	3,655,000	3,334,362
KeyCorp, Series D, 5.00%(b)(d)	5,561,000	5,560,614
M&T Bank Corp.
3.50%(b)(d)	5,302,000	5,263,370
Series F, 5.13%(b)(d)	5,204,000	5,223,756
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(d)	$5,466,000	$5,491,532
Series T, 3.40%(b)(d)	15,865,000	15,759,195
Series U, 6.00%(b)(d)	10,409,000	10,420,934
Series V, 6.20%(b)(d)	13,013,000	13,191,044
Series W, 6.25%(b)(c)(d)	15,815,000	16,162,013
Truist Financial Corp.
Series A, 4.58% (3 mo. Term SOFR + 0.93%), 05/15/2027(e)	3,791,000	3,774,906
Series M, 5.13%(b)(c)(d)	5,206,000	5,183,693
Series N, 6.67%(b)(d)	17,701,000	17,760,121
Series Q, 5.10%(b)(d)	10,415,000	10,386,004
Series S, 6.25%(b)(d)	5,400,000	5,399,828
U.S. Bancorp
3.70%(b)(d)	15,815,000	15,639,313
Series J, 5.30%(b)(c)(d)	10,414,000	10,452,553
USB Capital IX, 4.96% (3 mo. Term SOFR + 1.28%)(d)(e)	7,099,000	5,551,972
Wells Fargo & Co.
6.13%(b)(d)	23,670,000	23,875,243
6.85%(b)(c)(d)	21,020,000	21,798,223
7.63%(b)(d)	17,960,000	18,912,544
		748,042,214
Capital Markets-9.80%
Bank of New York Mellon Corp. (The)
5.95%(b)(c)(d)	5,210,000	5,273,109
6.30%(b)(c)(d)	5,177,000	5,309,169
Series F, 4.63%(b)(c)(d)	10,410,000	10,389,310
Series H, 7.17%(b)(d)	6,061,000	6,083,432
Series I, 3.75%(b)(d)	13,737,000	13,615,241
Series M, 5.63%(b)(c)(d)	5,210,000	5,186,822
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	7,389,000	7,139,971
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)(d)	5,081,000	5,049,412
Series H, 4.00%(b)(d)	23,381,000	21,864,859
Series I, 4.00%(b)(c)(d)	19,684,000	19,684,000
Series K, 5.00%(b)(c)(d)	7,810,000	7,816,318
Series L, 6.10%(b)(d)	15,820,000	15,846,831
Goldman Sachs Capital II, 4.69% (3 mo. Term SOFR + 1.03%)(c)(d)(e)	7,979,000	6,390,569
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(d)	6,765,000	6,822,110
Series U, 3.65%(b)(c)(d)	7,812,000	7,782,375
Series V, 4.13%(b)(c)(d)	7,804,000	7,764,383
Series W, 7.50%(b)(d)	15,755,000	16,588,707
Series X, 7.50%(b)(c)(d)	23,623,000	24,793,827
Series Y, 6.13%(b)(c)(d)	21,040,000	21,183,661
Series Z, 6.85%(b)(d)	19,977,000	20,501,596
Mellon Capital IV, Series 1, 4.51% (3 mo. Term SOFR + 0.83%)(c)(d)(e)	5,388,000	4,579,667
Northern Trust Corp., Series D, 4.60%(b)(c)(d)	5,308,000	5,310,192
State Street Corp.
4.94% (3 mo. Term SOFR + 1.26%), 06/15/2047(e)	5,235,000	4,754,991
6.45%(b)(c)(d)	7,806,000	8,056,721
Series I, 6.70%(b)(d)	15,815,000	16,271,547
Series J, 6.70%(b)(c)(d)	8,950,000	9,232,346
		283,291,166
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Chemicals-0.20%
FMC Corp., 8.45%, 11/01/2055(b)	$7,881,000	$5,880,156
Consumer Finance-2.59%
Ally Financial, Inc.
Series C, 4.70%(b)(c)(d)	10,472,000	10,193,618
Series D, 7.10%(b)(d)	10,570,000	10,646,643
American Express Co., 3.55%(b)(d)	16,808,000	16,720,501
Capital One Financial Corp.
Series M, 3.95%(b)(c)(d)	10,608,000	10,558,743
Series O, 5.50%(b)(c)(d)	5,929,000	5,956,688
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	10,607,000	10,510,508
Series B, 6.50%(b)(c)(d)	5,187,000	5,188,814
Series C, 5.70%(b)(c)(d)	5,207,000	5,210,280
		74,985,795
Diversified Telecommunication Services-3.42%
Bell Canada (Canada)
6.88%, 09/15/2055(b)	10,410,000	10,712,483
7.00%, 09/15/2055(b)	13,217,000	13,659,690
TELUS Corp. (Canada)
6.63%, 10/15/2055(b)	7,290,000	7,392,760
7.00%, 10/15/2055(b)	8,528,000	8,783,644
6.38%, 06/09/2056(b)	8,330,000	8,331,072
6.63%, 06/09/2056(b)	7,290,000	7,271,952
Verizon Communications, Inc.
6.20%, 05/14/2056(b)	21,000,000	21,327,328
6.05%, 05/14/2058(b)	21,100,000	21,382,868
		98,861,797
Electric Utilities-12.07%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	7,650,000	7,568,522
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	6,246,000	6,681,578
7.05%, 12/15/2054(b)	4,169,000	4,331,950
3.88%, 02/15/2062(b)	7,807,000	7,731,366
Series C, 5.80%, 03/15/2056(b)	15,720,000	15,683,501
Series D, 6.05%, 03/15/2056(b)	15,870,000	15,745,498
Duke Energy Corp.
6.45%, 09/01/2054(b)(c)	10,559,000	11,004,452
3.25%, 01/15/2082(b)	5,201,000	5,133,462
Edison International
8.13%, 06/15/2053(b)	5,203,000	5,316,940
7.88%, 06/15/2054(b)	4,785,000	4,898,620
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	11,495,000	11,502,380
Entergy Corp.
7.13%, 12/01/2054(b)	12,690,000	13,168,616
5.88%, 06/15/2056(b)	6,245,000	6,273,059
6.10%, 06/15/2056(b)	7,285,000	7,279,151
EUSHI Finance, Inc.
7.63%, 12/15/2054(b)	5,202,000	5,421,405
6.25%, 04/01/2056(b)	8,009,000	7,955,967
Evergy, Inc., 6.65%, 06/01/2055(b)	5,308,000	5,425,583
Eversource Energy
Series A, 6.10%, 08/15/2056(b)	7,810,000	7,767,176
Series B, 6.35%, 08/15/2056(b)	7,910,000	7,934,023
Exelon Corp., 6.50%, 03/15/2055(b)	10,513,000	10,889,565
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(b)	4,268,000	4,447,026
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	$12,695,000	$13,254,748
6.70%, 09/01/2054(b)	10,406,000	10,724,018
6.38%, 08/15/2055(b)	15,815,000	16,201,202
6.50%, 08/15/2055(b)	10,511,000	10,896,197
4.80%, 12/01/2077(b)	5,724,000	5,654,056
5.65%, 05/01/2079(b)	5,208,000	5,225,233
3.80%, 03/15/2082(b)	6,249,000	6,167,965
PacifiCorp
7.38%, 09/15/2055(b)	8,844,000	9,014,132
7.13%, 08/15/2056(b)	11,650,000	11,719,108
PG&E Corp.
7.38%, 03/15/2055(b)	15,815,000	16,117,261
6.85%, 09/15/2056(b)	10,410,000	10,380,331
PPL Capital Funding, Inc., Series A, 6.63% (3 mo. Term SOFR + 2.93%), 03/30/2067(e)	5,099,000	5,092,195
Sierra Pacific Power Co., 6.20%, 12/15/2055(b)	4,680,000	4,633,013
Southern Co. (The)
6.38%, 03/15/2055(b)	18,934,000	19,395,422
6.00%, 04/01/2058(b)	13,630,000	13,727,482
Series 21-A, 3.75%, 09/15/2051(b)	10,410,000	10,397,036
Xcel Energy, Inc., 5.75%, 12/03/2056(b)	8,430,000	8,358,011
		349,117,250
Financial Services-2.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	7,835,000	8,123,162
6.50%, 01/31/2056(b)	5,360,000	5,474,275
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	5,209,000	5,064,157
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	10,406,000	10,565,207
6.38%, 09/15/2054(b)	8,008,000	7,993,308
6.88%(b)(c)(d)	5,210,000	5,352,030
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)	5,303,000	5,462,657
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/2056(b)	5,210,000	5,564,457
7.13%, 11/15/2056(b)	6,350,000	6,419,952
		60,019,205
Gas Utilities-0.33%
Spire, Inc.
6.25%, 06/01/2056(b)	4,685,000	4,684,839
6.45%, 06/01/2056(b)	4,825,000	4,819,610
		9,504,449
Health Care Equipment & Supplies-0.20%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	5,825,000	5,875,899
Health Care Providers & Services-1.50%
CVS Health Corp.
6.75%, 12/10/2054(b)(c)	7,804,000	8,141,601
7.00%, 03/10/2055(b)	23,673,000	24,682,875
Humana, Inc., 6.63%, 09/15/2056(b)	10,510,000	10,425,794
		43,250,270
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.72%
AES Corp. (The)
7.60%, 01/15/2055(b)	$9,991,000	$10,193,098
6.95%, 07/15/2055(b)	5,204,000	5,133,799
Vistra Corp., Series C, 8.88%(b)(d)(f)	5,053,000	5,438,696
		20,765,593
Insurance-6.09%
Aegon Ltd., 5.50%, 04/11/2048(b)	8,420,000	8,450,236
Allstate Corp. (The)
6.50%, 05/15/2057(b)	5,203,000	5,332,820
Series B, 6.85% (3 mo. Term SOFR + 3.20%), 08/15/2053(e)	8,421,000	8,438,280
American National Group, Inc., 7.00%, 12/01/2055(b)	5,280,000	5,198,852
Assurant, Inc., 7.00%, 03/27/2048(b)	4,214,000	4,300,396
Athene Holding Ltd.
6.63%, 10/15/2054(b)	6,250,000	6,029,547
6.88%, 06/28/2055(b)	6,398,000	6,197,931
Enstar Finance LLC, 5.50%, 01/15/2042(b)	5,308,000	5,252,772
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	4,100,000	4,309,620
Lincoln National Corp.
6.27% (3 mo. Term SOFR + 2.62%), 05/17/2066(e)	4,955,000	4,210,348
Series C, 9.25%(b)(c)(d)	5,191,000	5,490,069
MetLife, Inc.
5.85%, 03/15/2056(b)(c)	10,610,000	10,524,762
Series D, 5.88%(b)(c)(d)	5,202,000	5,232,016
Series G, 6.35%, 03/15/2055(b)	10,409,000	10,710,517
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	4,242,000	4,195,978
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	5,238,000	5,067,272
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	7,812,000	7,701,052
5.70%, 09/15/2048(b)(c)	10,571,000	10,595,313
3.70%, 10/01/2050(b)	8,331,000	7,688,777
5.13%, 03/01/2052(b)	10,572,000	10,371,984
6.00%, 09/01/2052(b)(c)	12,495,000	12,737,753
6.75%, 03/01/2053(b)	5,181,000	5,483,342
6.50%, 03/15/2054(b)(c)	10,615,000	10,939,278
Reinsurance Group of America, Inc.
6.65%, 09/15/2055(b)	7,387,000	7,484,073
6.38%, 09/15/2056(b)	4,160,000	4,106,092
		176,049,080
Machinery-0.27%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	7,905,000	7,846,760
Media-0.50%
Paramount Global
6.25%, 02/28/2057(b)	6,763,000	5,545,660
6.38%, 03/30/2062(b)(c)	10,613,000	9,027,683
		14,573,343
Multi-Utilities-7.06%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	7,906,000	7,857,815
	Principal Amount	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	$5,205,000	$5,380,851
5.95%, 04/01/2056(b)	7,435,000	7,438,028
Series A, 7.00%, 02/15/2055(b)	4,163,000	4,321,224
Series B, 6.85%, 02/15/2055(b)(c)	4,151,000	4,381,866
CMS Energy Corp.
4.75%, 06/01/2050(b)	5,210,000	5,144,727
3.75%, 12/01/2050(b)	4,163,000	3,839,747
6.50%, 06/01/2055(b)(c)	10,614,000	10,917,698
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	13,117,000	13,443,823
6.00%, 02/15/2056(b)	15,300,000	15,392,021
6.20%, 02/15/2056(b)	13,995,000	14,092,223
Series A, 6.88%, 02/01/2055(b)	10,407,000	10,798,782
Series B, 7.00%, 06/01/2054(b)	10,411,000	11,091,279
Series C, 4.35%(b)(c)(d)	7,809,000	7,797,230
NiSource, Inc.
6.95%, 11/30/2054(b)	5,353,000	5,563,175
6.38%, 03/31/2055(b)	5,209,000	5,336,740
5.75%, 07/15/2056(b)	10,410,000	10,494,311
Sempra
4.13%, 04/01/2052(b)	10,412,000	10,324,026
6.40%, 10/01/2054(b)	13,212,000	13,335,493
6.88%, 10/01/2054(b)	11,650,000	11,905,158
6.55%, 04/01/2055(b)	6,242,000	6,313,995
6.63%, 04/01/2055(b)	4,168,000	4,214,302
6.38%, 04/01/2056(b)	8,330,000	8,432,268
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	6,345,000	6,314,347
		204,131,129
Oil, Gas & Consumable Fuels-12.20%
BP Capital Markets PLC
4.88%(b)(d)	26,225,000	25,850,051
6.13%(b)(d)	13,014,000	13,301,011
6.45%(b)(d)	13,730,000	14,436,203
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)(c)	7,292,000	7,787,455
7.38%, 03/15/2055(b)	5,201,000	5,504,395
5.50%, 07/15/2077(b)	10,607,000	10,587,499
6.25%, 03/01/2078(b)	8,853,000	8,923,018
7.38%, 01/15/2083(b)	5,202,000	5,338,376
7.63%, 01/15/2083(b)	6,247,000	6,831,807
8.50%, 01/15/2084(b)	13,213,000	15,121,116
Series 16-A, 6.00%, 01/15/2077(b)	7,812,000	7,838,764
Series 20-A, Conv., 5.75%, 07/15/2080(b)	10,607,000	10,711,171
Series NC5, 8.25%, 01/15/2084(b)(c)	7,804,000	8,254,720
Energy Transfer L.P.
8.00%, 05/15/2054(b)	8,332,000	8,882,004
7.13%, 10/01/2054(b)(c)	4,140,000	4,273,291
6.50%, 02/15/2056(b)	12,640,000	12,754,329
6.75%, 02/15/2056(b)	8,495,000	8,660,627
6.94% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)(e)	5,681,000	5,686,327
Series B, 6.63%(b)(d)	5,726,000	5,796,184
Series G, 7.13%(b)(d)	11,652,000	12,037,635
Series H, 6.50%(b)(d)	9,369,000	9,406,766
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	$7,484,000	$7,473,733
Series D, 6.90% (3 mo. Term SOFR + 3.25%), 08/16/2077(e)	3,642,000	3,643,288
Series E, 5.25%, 08/16/2077(b)	10,413,000	10,405,391
Phillips 66 Co.
Series A, 5.88%, 03/15/2056(b)	10,410,000	10,353,042
Series B, 6.20%, 03/15/2056(b)(c)	10,610,000	10,673,936
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(d)(e)	8,396,000	8,425,176
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)	6,825,000	7,304,211
7.63%, 03/01/2055(b)	4,679,000	4,891,969
Southern Co. Gas Capital Corp., 6.05%, 09/15/2056(b)	5,300,000	5,327,088
TransCanada Pipelines Ltd. (Canada)
6.13%, 10/17/2056(b)(c)	5,180,000	5,222,056
6.38%, 10/17/2056(b)	5,210,000	5,263,772
TransCanada PipeLines Ltd. (Canada)
7.00%, 06/01/2065(b)(c)	7,973,000	8,218,871
6.12% (3 mo. Term SOFR + 2.47%), 05/15/2067(e)	10,562,000	9,460,801
Transcanada Trust (Canada)
5.30%, 03/15/2077(b)	15,815,000	15,801,092
5.50%, 09/15/2079(b)	11,451,000	11,430,432
5.60%, 03/07/2082(b)(c)	8,398,000	8,319,923
Series 16-A, 5.88%, 08/15/2076(b)	12,497,000	12,529,567
		352,727,097
Sovereign Debt-0.27%
Emera US Finance LLC
Series A, 6.65%, 10/01/2056(b)	3,890,000	3,942,414
Series B, 6.85%, 10/01/2056(b)	3,890,000	3,945,285
		7,887,699
Wireless Telecommunication Services-2.42%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	11,648,000	11,922,800
7.13%, 04/15/2055(b)	10,410,000	10,798,391
6.88%, 07/31/2056(b)	7,810,000	7,942,851
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	21,016,000	21,786,005
4.13%, 06/04/2081(b)	10,408,000	9,703,582
5.13%, 06/04/2081(b)	9,990,000	7,835,100
		69,988,729
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,522,157,945)		2,538,144,402
	Shares
Preferred Stocks-12.66%
Banks-4.19%
Associated Banc-Corp, Pfd., 6.63%(b)	124,762	3,087,860
Banc of California, Inc., Series F, Pfd., 7.75%(b)	214,230	5,387,885
	Shares	Value
Banks-(continued)
Bank of America Corp.
Series E, Pfd., 4.26% (3 mo. Term SOFR + 0.61%)(c)(e)	133,998	$2,563,382
Series 5, Pfd., 4.40% (3 mo. Term SOFR + 0.76%)(c)(e)	169,658	3,325,297
Series 2, Pfd., 4.57% (3 mo. Term SOFR + 0.91%)(c)(e)	125,976	2,451,493
Series 4, Pfd., 4.67% (3 mo. Term SOFR + 1.01%)(c)(e)	87,519	1,766,133
Series K, Pfd., 6.45%(c)	442,316	11,323,290
Citizens Financial Group, Inc., Series I, Pfd., 6.50%(b)	169,683	4,299,767
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(c)	50,159	1,244,445
Fifth Third Bancorp
Pfd., 6.88%(b)	169,833	4,425,848
Series I, Pfd., 7.67%(b)(c)	192,143	4,915,018
First Citizens BancShares, Inc., Series E, Pfd., 6.63%(b)	169,700	4,149,165
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)(c)	215,791	5,010,667
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)	138,492	3,480,304
KeyCorp
Series E, Pfd., 6.13%(b)	209,603	5,302,956
Pfd., 6.20%(b)	254,524	6,431,821
M&T Bank Corp., Series H, Pfd., 5.63%(b)	107,302	2,708,302
Midland States Bancorp, Inc., Pfd., 7.75%(b)(c)	50,159	1,270,026
Pinnacle Financial Partners, Inc.
Class A, Pfd., 7.27% (3 mo. Term SOFR + 3.61%)(c)(e)	84,841	2,174,475
Class B, Pfd., 8.40%(b)	147,222	3,926,411
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	209,603	5,118,505
Pfd., 6.95%(b)	209,603	5,370,029
Truist Financial Corp., Series I, Pfd., 4.45% (3 mo. Term SOFR + 0.79%)(c)(e)	75,242	1,467,971
U.S. Bancorp
Series B, Pfd., 4.54% (3 mo. Term SOFR + 0.86%)(c)(e)	420,156	7,991,367
Series A, Pfd., 4.96% (3 mo. Term SOFR + 1.28%)(e)	5,997	4,623,747
UMB Financial Corp., Pfd., 7.75%(b)	124,762	3,361,088
Valley National Bancorp
Series B, Pfd., 7.54% (3 mo. Term SOFR + 3.84%)(c)(e)	39,921	992,835
Series A, Pfd., 7.77% (3 mo. Term SOFR + 4.11%)(c)(e)	50,159	1,253,975
Series C, Pfd., 8.25%(b)(c)	62,381	1,634,382
Wesbanco, Inc., Series B, Pfd., 7.38%(b)	95,317	2,448,694
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	124,762	3,014,250
Wintrust Financial Corp., Series F, Pfd., 7.88%(b)	178,413	4,677,989
		121,199,377
Capital Markets-1.16%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	209,603	5,393,085
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 4.58% (3 mo. Term SOFR + 0.93%)(c)(e)	564,745	$10,978,643
Series A, Pfd., 4.66% (3 mo. Term SOFR + 1.01%)(c)(e)	312,546	6,157,156
Series C, Pfd., 4.66% (3 mo. Term SOFR + 1.01%)(c)(e)	84,366	1,683,945
Morgan Stanley, Series A, Pfd., 4.64% (3 mo. Term SOFR + 0.96%)(c)(e)	464,127	9,134,020
		33,346,849
Consumer Finance-0.23%
Bread Financial Holdings, Inc., Series B, Pfd., 8.88%(b)	50,000	1,248,500
Synchrony Financial, Series B, Pfd., 8.25%(b)	209,603	5,420,333
		6,668,833
Financial Services-1.58%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	254,524	6,635,441
Citigroup Capital XIII, Pfd., 10.30% (3 mo. Term SOFR + 6.63%)(e)	931,268	26,736,704
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	80,684	1,805,708
Jackson Financial, Inc., Pfd., 8.00%(b)	232,064	5,977,969
Merchants Bancorp, Pfd., 8.25%(b)(c)	59,762	1,520,943
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	124,762	2,976,821
		45,653,586
Food Products-0.33%
CHS, Inc.
Series 3, Pfd., 6.75%	206,984	5,155,971
Series 2, Pfd., 7.10%	176,667	4,432,575
		9,588,546
Independent Power and Renewable Electricity Producers-0.16%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(c)(e)	109,560	2,619,580
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(c)(e)	87,760	2,066,748
		4,686,328
Insurance-1.68%
Allstate Corp. (The), Pfd., 7.10% (3 mo. Term SOFR + 3.43%)(c)(e)	209,603	5,420,333
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	362,141	8,905,047
Pfd., 7.25%(b)	242,176	6,066,509
Series E, Pfd., 7.75%(b)	209,603	5,346,972
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(c)	175,621	3,863,662
Kemper Corp., Pfd., 5.88%(b)(c)	62,381	1,487,787
MetLife, Inc., Series A, Pfd., 4.94% (3 mo. Term SOFR + 1.26%)(c)(e)	254,524	5,670,795
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	169,683	4,292,980
Pfd., 7.13%(b)(c)	294,445	7,470,070
		48,524,155
	Shares	Value
Mortgage REITs-2.82%
ACRES Commercial Realty Corp., Series C, Pfd., 9.58% (3 mo. Term SOFR + 5.93%)(c)(e)	51,905	$1,315,792
Adamas Trust, Inc.
Series F, Pfd., 6.88%(b)(c)	60,677	1,468,990
Series D, Pfd., 8.00%(b)	63,667	1,486,624
Series E, Pfd., 11.28% (3 mo. USD LIBOR + 6.43%)(e)	80,099	2,028,908
AGNC Investment Corp.
Series G, Pfd., 7.75%(b)(c)	62,191	1,559,128
Series D, Pfd., 8.27% (3 mo. Term SOFR + 4.59%)(e)	97,454	2,431,477
Series F, Pfd., 8.63% (3 mo. Term SOFR + 4.96%)(e)	240,781	6,050,827
Series E, Pfd., 8.91% (3 mo. Term SOFR + 5.25%)(e)	170,440	4,358,151
Series C, Pfd., 9.03% (3 mo. Term SOFR + 5.37%)(c)(e)	138,423	3,569,929
Annaly Capital Management, Inc.
Series G, Pfd., 8.09% (3 mo. Term SOFR + 4.43%)(e)	178,413	4,497,792
Series F, Pfd., 8.91% (3 mo. Term SOFR + 5.25%)(c)(e)	302,379	7,870,925
Series I, Pfd., 8.95% (3 mo. Term SOFR + 5.25%)(c)(e)	184,524	4,738,576
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(c)	119,017	2,721,919
Chimera Investment Corp.
Series C, Pfd., 8.71% (3 mo. Term SOFR + 5.00%)(e)	110,812	2,578,595
Series D, Pfd., 9.30% (3 mo. Term SOFR + 5.60%)(c)(e)	84,801	2,078,473
Series B, Pfd., 9.75% (3 mo. Term SOFR + 6.05%)(c)(e)	138,515	3,399,158
Dynex Capital, Inc., Series C, Pfd., 9.38% (3 mo. Term SOFR + 5.72%)(c)(e)	48,937	1,270,405
Ellington Financial, Inc., Series B, Pfd., 6.25%(b)(c)	52,083	1,289,054
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(c)	86,845	1,685,661
MFA Financial, Inc., Series C, Pfd., 9.26% (3 mo. Term SOFR + 5.61%)(e)	116,032	2,744,157
Rithm Capital Corp.
Series D, Pfd., 7.00%(b)(c)	197,329	4,915,465
Class F, Pfd., 8.75%(b)	107,500	2,599,350
Series C, Pfd., 8.89% (3 mo. Term SOFR + 5.23%)(c)(e)	168,805	4,147,539
Series B, Pfd., 9.56% (3 mo. Term SOFR + 5.90%)(e)	118,107	2,971,572
Series A, Pfd., 9.72% (3 mo. Term SOFR + 6.06%)(c)(e)	47,038	1,187,710
Two Harbors Investment Corp.
Series B, Pfd., 7.63%(b)	108,691	2,673,799
Series A, Pfd., 8.13%(b)	54,089	1,337,015
Series C, Pfd., 8.93% (3 mo. Term SOFR + 5.27%)(e)	104,346	2,583,607
		81,560,598
Multi-Utilities-0.13%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.86% (3 mo. USD LIBOR + 4.01%), (Canada)(e)	147,222	3,820,411
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Oil, Gas & Consumable Fuels-0.34%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	54,393	$1,403,339
NGL Energy Partners L.P., Series B, Pfd., 11.13% (3 mo. Term SOFR + 7.47%)(e)	134,875	3,448,754
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	67,585	1,746,397
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	51,433	1,343,430
Series F, Pfd., 9.50% (Greece)(b)	68,904	1,881,079
		9,822,999
Trading Companies & Distributors-0.04%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)	46,667	1,187,675
Total Preferred Stocks (Cost $374,214,093)		366,059,357

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(g)(h) (Cost $140,463)	140,463	140,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.42% (Cost $2,896,512,501)		2,904,344,222
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.86%
Invesco Private Government Fund, 3.58%(g)(h)(i)	46,850,373	$46,850,373
Invesco Private Prime Fund, 3.75%(g)(h)(i)	122,475,343	122,499,838
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $169,346,315)		169,350,211
TOTAL INVESTMENTS IN SECURITIES-106.28% (Cost $3,065,858,816)		3,073,694,433
OTHER ASSETS LESS LIABILITIES-(6.28)%		(181,682,918)
NET ASSETS-100.00%		$2,892,011,515

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$303,760,333	$(303,619,870)	$-	$-	$140,463	$357,378
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,399,814	$172,465,076	$(178,014,517)	$-	$-	$46,850,373	$1,476,890 *
Invesco Private Prime Fund	136,321,880	359,515,238	(373,317,399)	(7,602)	(12,279)	122,499,838	3,984,795 *
Total	$188,721,694	$835,740,647	$(854,951,786)	$(7,602)	$(12,279)	$169,490,674	$5,819,063

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	10.74%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF). As of May 31, 2026, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Enhanced Fallen Angels ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$315,703,221	$-	$315,703,221
Money Market Funds	1,729,079	99,341,808	-	101,070,887
Total Investments	$1,729,079	$415,045,029	$-	$416,774,108
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$825,939,896	$-	$-	$825,939,896
Money Market Funds	4,017,203	23,565,678	-	27,582,881
Total Investments	$829,957,099	$23,565,678	$-	$853,522,777
Invesco Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,170,836,822	$-	$1,170,836,822
Money Market Funds	109,183	-	-	109,183
Total Investments	$109,183	$1,170,836,822	$-	$1,170,946,005
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$114,235,289	$-	$114,235,289
Money Market Funds	344,603	13,326,373	-	13,670,976
Total Investments	$344,603	$127,561,662	$-	$127,906,265

	Level 1	Level 2	Level 3	Total
Invesco MSCI Treasury Duration Rotation ETF
Investments in Securities
U.S. Treasury Securities	$-	$977,612	$-	$977,612
Money Market Funds	1,912	-	-	1,912
Total Investments	$1,912	$977,612	$-	$979,524
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$3,769,159,629	$-	$46,836,115	$3,815,995,744
Money Market Funds	-	46,845,655	-	46,845,655
Total Investments	$3,769,159,629	$46,845,655	$46,836,115	$3,862,841,399
Invesco Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,534,572,651	$-	$2,534,572,651
Money Market Funds	387,631	-	-	387,631
Total Investments	$387,631	$2,534,572,651	$-	$2,534,960,282
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,051,633,970	$-	$1,051,633,970
Money Market Funds	1,516,243	-	-	1,516,243
Total Investments	$1,516,243	$1,051,633,970	$-	$1,053,150,213
Invesco U.S. Hybrid Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$14,540,336	$-	$14,540,336
Money Market Funds	18,713	-	-	18,713
Total Investments	$18,713	$14,540,336	$-	$14,559,049
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,538,144,402	$-	$2,538,144,402
Preferred Stocks	366,059,357	-	-	366,059,357
Money Market Funds	140,463	169,350,211	-	169,490,674
Total Investments	$366,199,820	$2,707,494,613	$-	$3,073,694,433
A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2026:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/26
Preferred Stocks	$—	$5,695,176	$(4,838,539)	$—	$(1,316)	$(776,345)	$46,757,139	$—	$46,836,115
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Preferred Stocks	$46,836,115	Third-Party Pricing	Broker Quote	19.47% - 19.64% of Par	19.54% of Par